UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2014

Date of reporting period: November 30, 2013

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 94.10%

BRAZIL — 6.19%
Abril Educacao SA Units	28,300	$415,540
Aliansce Shopping Centers SA	65,600	559,494
ALL - America Latina Logistica SA	295,500	987,850
AMBEV SA	3,034,800	22,839,853
Anhanguera Educacional Participacoes SA	253,300	1,721,778
Arezzo Industria e Comercio SA	28,300	351,741
Autometal SA	23,400	176,509
B2W Companhia Global do Varejo[a]	41,400	249,296
Banco Bradesco SA	431,760	6,350,800
Banco do Brasil SA	373,900	4,121,594
Banco Santander (Brasil) SA Units	617,400	3,942,681
BB Seguridade Participacoes SA	398,400	4,337,024
BM&F Bovespa SA	1,212,000	6,124,282
BR Malls Participacoes SA	265,800	2,181,537
BR Properties SA	135,000	1,113,790
Brasil Brokers Participacoes SA	111,000	267,837
Brasil Insurance Participacoes e Administracao SA	46,500	390,614
Brazil Pharma SAa	83,800	266,134
BRF SA	427,300	9,360,036
CCR SA	552,500	4,380,692
Centrais Eletricas Brasileiras SA	157,900	400,629
CETIP SA - Mercados Organizados	126,238	1,379,650
Cielo SA	231,280	6,715,620
Companhia de Locacao das Americas	80,800	261,455
Companhia de Saneamento Basico do Estado de Sao Paulo	217,600	2,271,825
Companhia de Saneamento de Minas Gerais SA	38,500	630,488
Companhia Hering SA	89,700	1,191,771
Companhia Siderurgica Nacional SA	478,500	2,442,488
Cosan SA Industria e Comercio	84,900	1,564,642
CPFL Energia SA	138,600	1,154,777
Cyrela Brazil Realty SA Empreendimentos e Participacoes	187,600	1,270,365
Diagnosticos da America SA	135,900	709,423
Duratex SA	168,890	989,489
EcoRodovias Infraestrutura e Logistica SA	88,000	555,551
EDP Energias do Brasil SA	151,800	777,461
Embraer SA	385,600	2,997,872
Equatorial Energia SA	108,876	1,119,907
Estacio Participacoes SA	166,600	1,428,765
Eternit SA	132,000	506,332
Even Construtora e Incorporadora SA	138,700	488,638
EZ TEC Empreendimentos e Participacoes SA	31,400	416,513
Fibria Celulose SAa	160,500	1,911,623
Fleury SA	38,800	325,100
Gafisa SAa	297,600	432,386
Helbor Empreendimentos SA	94,470	347,392
Hypermarcas SA	223,800	1,827,232
Iguatemi Empresa de Shopping Centers SA	49,400	504,321
International Meal Co. Holdings SAa	36,300	318,777
Iochpe-Maxion SA	51,900	583,006
JBS SA	475,700	1,712,581
Julio Simoes Logistica SA	58,700	402,529
Kroton Educacional SA	120,300	2,039,158
Light SA	43,200	398,257
LLX Logistica SAa	249,000	105,651
LLX Logistica SA New[a]	350,745	145,815
Localiza Rent A Car SA	91,535	1,325,605

Security	Shares	Value

Lojas Americanas SA	81,200	$478,865
Lojas Renner SA	84,900	2,274,188
LPS Brasil - Consultoria de Imoveis SA	42,900	294,182
M Dias Branco SA	28,300	1,300,108
Magazine Luiza SAa	45,500	163,806
Magnesita Refratarios SA	124,400	315,099
Marfrig Alimentos SAa	151,800	281,057
Mills Estruturas e Servicos de Engenharia SA	57,100	768,430
Minerva SAa	79,700	355,247
MRV Engenharia e Participacoes SA	220,700	874,949
Multiplan Empreendimentos Imobiliarios SA	56,600	1,247,832
Multiplus SA	31,200	391,797
Natura Cosmeticos SA	113,200	2,095,892
Odontoprev SA	168,000	684,024
PDG Realty SA Empreendimentos e Participacoes[a]	807,200	581,205
Petroleo Brasileiro SA	1,956,800	15,364,224
Porto Seguro SA	72,400	916,306
Qualicorp SAa	130,800	1,221,529
Raia Drogasil SA	137,900	998,826
Restoque Comercio e Confeccoes de Roupas SA	85,600	225,625
Rossi Residencial SAa	194,187	179,768
Santos Brasil Participacoes SA Units	31,600	271,815
Sao Martinho SA	37,100	484,808
SLC Agricola SA	37,100	316,262
Sonae Sierra Brasil SA	21,400	184,627
Souza Cruz SA	243,400	2,451,473
Sul America SA Units	92,389	629,588
T4F Entretenimento SAa	172,000	361,213
Technos SA	30,900	209,907
Tecnisa SAa	75,500	285,400
Tegma Gestao Logistica SA	17,800	160,206
TIM Participacoes SA	539,100	2,666,330
Totvs SA	84,900	1,340,861
TPI - Triunfo Participacoes e Investimentos SA	58,800	253,269
Tractebel Energia SA	113,200	1,855,253
Transmissora Alianca de Energia Eletrica SA	59,700	555,742
Ultrapar Participacoes SA	210,700	5,240,296
UNICASA Industria de Moveis SA	93,300	241,922
Vale SA	839,700	12,909,049
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	37,900	594,510
Vanguarda Agro SAa	153,729	225,331
WEG SA	137,800	1,860,366

		175,903,363
CHILE — 1.45%
AES Gener SA	1,615,158	909,739
Aguas Andinas SA Series A	1,500,183	983,272
Banco de Chile	13,929,938	2,023,331
Banco de Credito e Inversiones	21,643	1,216,517
Banco Santander (Chile) SA	45,465,508	2,574,456
Besalco SA	194,030	210,127
CAP SA	48,608	922,346
Cencosud SA	729,636	2,672,026
Colbun SA	4,926,635	1,131,915
Compania Cervecerias Unidas SA	100,122	1,224,092
Compania SudAmericana de Vapores SAa	8,924,347	424,193
CorpBanca SA	87,293,915	1,132,872
Cruz Blanca Salud SA	299,131	205,825
E.CL SA	346,270	455,844
Empresa Nacional de Electricidad SA	2,112,861	3,084,931
Empresa Nacional de Telecomunicaciones SA	73,310	1,066,764
Empresas CMPC SA	755,642	1,975,804
Empresas Copec SA	301,710	4,179,253

1

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Enersis SA	12,673,974	$3,951,879
Inversiones Aguas Metropolitanas SA	268,938	462,726
Inversiones La Construccion SA	25,445	325,714
LATAM Airlines Group SA	174,008	2,815,142
Masisa SA	1,665,970	110,392
Parque Arauco SA	346,240	609,417
S.A.C.I. Falabella SA	472,456	4,391,132
SalfaCorp SA	255,341	246,881
Sociedad Matriz SAAM SA	3,853,051	343,730
Sonda SA	331,926	802,853
Vina Concha y Toro SA	332,160	625,528

		41,078,701
CHINA — 19.98%
361 Degrees International Ltd.	1,147,000	341,763
AAC Technologies Holdings Inc.	402,500	1,817,121
Agile Property Holdings Ltd.	1,132,000	1,258,646
Agricultural Bank of China Ltd. Class H	13,643,000	7,003,946
Air China Ltd. Class H	1,090,000	846,394
Ajisen (China) Holdings Ltd.	394,000	399,964
Aluminum Corp. of China Ltd. Class Ha,b	2,530,000	943,123
Anhui Conch Cement Co. Ltd. Class H	849,000	3,312,706
Anhui Expressway Co. Ltd. Class H	364,000	207,996
Anta Sports Products Ltd.[b]	574,000	808,508
Anton Oilfield Services Group[b]	816,000	535,745
Anxin-China Holdings Ltd.	1,796,000	539,774
Asia Cement China Holdings Corp.	433,500	267,280
Asian Citrus Holdings Ltd.	862,000	274,634
AviChina Industry & Technology Co. Ltd. Class H	1,332,000	805,799
Bank of China Ltd. Class H	48,164,000	23,297,195
Bank of Communications Co. Ltd. Class H	5,568,000	4,158,413
BBMG Corp. Class H	676,000	599,036
Beijing Capital International Airport Co. Ltd. Class H	1,130,000	880,370
Beijing Capital Land Ltd. Class H	978,000	341,868
Beijing Enterprises Holdings Ltd.	336,500	3,012,273
Beijing Enterprises Water Group Ltd.	2,184,000	1,228,256
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[a]	176,000	271,969
Belle International Holdings Ltd.	2,978,000	3,664,569
Billion Industrial Holdings Ltd.[b]	330,500	185,869
Biostime International Holdings Ltd.	99,000	826,208
Bosideng International Holdings Ltd.	1,928,000	405,363
Brilliance China Automotive Holdings Ltd.	1,934,000	3,382,719
BYD Co. Ltd. Class Ha,b	338,000	1,700,322
BYD Electronic International Co. Ltd.[a,b]	549,500	267,923
C C Land Holdings Ltd.	1,077,000	286,176
Chaowei Power Holdings Ltd.	797,000	375,233
China Agri-Industries Holdings Ltd.	1,412,200	721,342
China Aoyuan Property Group Ltd.	2,546,000	518,878
China BlueChemical Ltd. Class H	1,152,000	781,606
China CITIC Bank Corp. Ltd. Class H	5,085,000	2,971,249
China Coal Energy Co. Class H	2,417,000	1,621,175
China Communications Construction Co. Ltd. Class H	2,760,000	2,324,728
China Communications Services Corp. Ltd. Class H	1,484,000	972,406
China Construction Bank Corp. Class H	46,092,000	37,336,622
China COSCO Holdings Co. Ltd. Class Ha,b	1,682,000	865,663
China Datang Corp. Renewable Power Co. Ltd. Class H	1,785,000	352,273
China Dongxiang (Group) Co. Ltd.[b]	2,120,000	341,819
China Everbright International Ltd.	1,524,000	1,698,433
China Everbright Ltd.	566,000	927,193
China Gas Holdings Ltd.[b]	1,132,000	1,533,153
China High Speed Transmission Equipment Group Co. Ltd.[a,b]	836,000	419,475
China Huiyuan Juice Group Ltd.[a]	482,000	343,191
China International Marine Containers (Group) Co. Ltd. Class H	333,800	708,706
China Leason CBM & Shale Gas Group Co. Ltd.[a]	7,100,000	147,446

Security	Shares	Value

China Life Insurance Co. Ltd. Class H	4,834,000	$15,588,218
China Lilang Ltd.[b]	427,000	286,405
China Longyuan Power Group Corp. Ltd. Class H	1,728,000	2,222,229
China Lumena New Materials Corp.[b]	2,194,000	472,610
China Medical System Holdings Ltd.[b]	632,000	586,132
China Mengniu Dairy Co. Ltd.	871,000	3,982,761
China Merchants Bank Co. Ltd. Class H	2,931,964	6,247,676
China Merchants Holdings (International) Co. Ltd.	724,000	2,689,558
China Merchants Land Ltd.	1,318,000	316,212
China Metal Recycling Holdings Ltd.[a,b,c]	62,400	—
China Minsheng Banking Corp. Ltd. Class H	3,364,000	4,057,116
China Mobile Ltd.	3,962,000	42,672,763
China Modern Dairy Holdings Ltd.[a,b]	1,215,000	659,794
China National Building Material Co. Ltd. Class H	1,762,000	1,970,493
China National Materials Co. Ltd. Class H	1,256,000	299,717
China New Town Development Co. Ltd.[a]	3,905,000	342,515
China Oilfield Services Ltd. Class H	1,132,000	3,416,741
China Overseas Grand Oceans Group Ltd.[b]	473,000	501,514
China Overseas Land & Investment Ltd.	2,830,000	8,797,379
China Pacific Insurance (Group) Co. Ltd. Class H	1,711,400	7,240,611
China Petroleum & Chemical Corp. Class H	16,176,200	13,896,344
China Power International Development Ltd.[b]	1,562,000	564,143
China Power New Energy Development Co. Ltd.[a,b]	5,100,000	348,655
China Precious Metal Resources Holdings Co. Ltd.[a,b]	3,386,000	484,797
China Railway Construction Corp. Ltd. Class H	1,290,000	1,445,970
China Railway Group Ltd. Class H	2,627,000	1,514,668
China Rare Earth Holdings Ltd.[a,b]	2,378,000	374,215
China Resources and Transportation Group Ltd.[a,b]	8,700,000	443,268
China Resources Cement Holdings Ltd.	1,234,000	883,401
China Resources Enterprise Ltd.[b]	768,000	2,709,370
China Resources Gas Group Ltd.	566,000	1,737,574
China Resources Land Ltd.	1,352,000	3,723,269
China Resources Power Holdings Co. Ltd.	1,196,000	2,894,102
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	2,469,000	369,427
China SCE Property Holdings Ltd.	1,535,200	348,520
China Shanshui Cement Group Ltd.	1,338,000	531,565
China Shenhua Energy Co. Ltd. Class H	2,146,500	7,281,762
China Shineway Pharmaceutical Group Ltd.[b]	283,000	408,111
China Shipping Container Lines Co. Ltd. Class Ha,b	2,411,000	649,970
China Singyes Solar Technologies Holdings Ltd.	394,000	449,769
China South City Holdings Ltd.	1,350,000	336,079
China State Construction International Holdings Ltd.	1,162,000	2,041,423
China Suntien Green Energy Corp. Ltd. Class H	1,394,000	534,034
China Taifeng Beddings Holdings Ltd.	1,750,000	467,260
China Taiping Insurance Holdings Co. Ltd.[a]	591,400	1,138,151
China Telecom Corp. Ltd. Class H	8,776,000	4,743,080
China Travel International Investment Hong Kong Ltd.	2,342,000	501,470
China Unicom (Hong Kong) Ltd.	3,006,000	4,784,692
China Vanke Co. Ltd. Class B	831,300	1,527,997
China Water Affairs Group Ltd.[b]	1,390,000	502,022
China Wireless Technologies Ltd.	1,132,000	353,355
China Yongda Automobiles Services Holdings Ltd.[b]	194,000	180,671
China Yurun Food Group Ltd.[a,b]	980,000	644,683
China ZhengTong Auto Services Holdings Ltd.[a,b]	556,000	377,951
Chinasoft International Ltd.[a,b]	1,772,000	502,847
Chongqing Changan Automobile Co. Ltd.	431,600	916,906
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,558,000	815,912
CIMC Enric Holdings Ltd.	566,000	957,856
CITIC Pacific Ltd.[b]	918,000	1,323,836
CITIC Resources Holdings Ltd.[a,b]	1,872,000	263,198
CITIC Securities Co. Ltd. Class H	646,000	1,636,529
CNOOC Ltd.	11,701,000	23,967,531
Comba Telecom Systems Holdings Ltd.[a,b]	891,500	307,031
Cosco International Holdings Ltd.[b]	1,188,000	514,879
COSCO Pacific Ltd.	1,132,000	1,693,769

2

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Country Garden Holdings Co. Ltd.	2,965,000	$1,946,670
CPMC Holdings Ltd.[b]	408,000	325,762
CSPC Pharmaceutical Group Ltd.[b]	844,000	548,685
CSR Corp Ltd. Class H	1,214,000	1,127,460
Dah Chong Hong Holdings Ltd.	564,000	453,956
Datang International Power Generation Co. Ltd. Class H	1,818,000	797,302
Dazhong Transportation Group Co. Ltd. Class B	514,600	336,034
Digital China Holdings Ltd.	519,000	605,851
Dongfeng Motor Group Co. Ltd. Class H	1,708,000	2,714,241
Dongyue Group Ltd.	891,000	426,385
ENN Energy Holdings Ltd.	566,000	3,986,198
Evergrande Real Estate Group Ltd.[b]	4,166,000	1,751,809
Fantasia Holdings Group Co. Ltd.	2,008,500	373,065
Far East Horizon Ltd.	854,000	653,224
First Tractor Co. Ltd. Class Hb	398,000	338,313
Fosun International Ltd.	1,140,000	1,049,912
Franshion Properties (China) Ltd.[b]	2,540,000	845,285
Fufeng Group Ltd.	849,400	323,209
GCL-Poly Energy Holdings Ltd.[a,b]	6,040,000	1,978,885
Geely Automobile Holdings Ltd.[b]	2,950,000	1,522,060
Global Bio-Chem Technology Group Co. Ltd.[a]	3,928,000	319,199
Glorious Property Holdings Ltd.[a,b]	1,887,000	389,441
Golden Eagle Retail Group Ltd.[b]	429,000	574,387
Golden Meditech Holdings Ltd.	4,096,000	438,518
GOME Electrical Appliances Holdings Ltd.	6,502,000	1,132,219
Goodbaby International Holdings Ltd.	645,000	341,941
Great Wall Motor Co. Ltd. Class H	707,500	4,321,119
Greatview Aseptic Packaging Co. Ltd.[b]	463,000	292,635
Greentown China Holdings Ltd.	447,500	776,941
Guangdong Investment Ltd.	1,698,000	1,570,387
Guangdong Land Holdings Ltd.	1,076,000	245,661
Guangzhou Automobile Group Co. Ltd. Class H	1,698,000	2,255,925
Guangzhou R&F Properties Co. Ltd. Class H	594,800	955,958
Haier Electronics Group Co. Ltd.	566,000	1,333,113
Haitian International Holdings Ltd.[b]	252,000	576,639
Haitong Securities Co. Ltd. Class H	782,800	1,355,043
Hanergy Solar Group Ltd.[a,b]	7,302,000	1,149,083
Hangzhou Steam Turbine Co. Ltd. Class B	267,400	379,061
Harbin Electric Co. Ltd. Class H	612,000	403,387
HC International Inc.[a]	382,000	511,459
Hengan International Group Co. Ltd.[b]	477,500	6,017,523
Hengdeli Holdings Ltd.[b]	1,398,800	324,772
Hidili Industry International Development Ltd.[a,b]	1,609,000	269,805
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	259,000	341,429
Honghua Group Ltd.[b]	963,000	337,866
Hopson Development Holdings Ltd.[a,b]	566,000	682,618
Hua Han Bio-Pharmaceutical Holdings Ltd. Class Hb	1,500,800	344,582
Huabao International Holdings Ltd.	1,300,000	685,830
Huaneng Power International Inc. Class H	2,264,000	2,163,936
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	1,510,000	469,401
Industrial and Commercial Bank of China Ltd. Class H	47,273,000	33,963,949
Inner Mongolia Yitai Coal Co. Ltd. Class B	544,700	1,022,947
Interchina Holdings Co. Ltd.[a]	6,480,000	451,355
Intime Retail Group Co. Ltd.[b]	639,500	730,843
Jiangsu Expressway Co. Ltd. Class H	788,000	1,044,887
Jiangsu Future Land Co. Ltd. Class B	529,200	319,637
Jiangxi Copper Co. Ltd. Class H	856,000	1,660,624
Ju Teng International Holdings Ltd.	612,000	410,492
Kai Yuan Holdings Ltd.[a]	19,600,000	495,521
Kaisa Group Holdings Ltd.[a,b]	1,166,000	350,432
Kingboard Chemical Holdings Co. Ltd.	448,700	1,203,841
Kingboard Laminates Holdings Ltd.[b]	784,000	339,786
Kingdee International Software Group Co. Ltd.[a,b]	1,470,000	426,628
Kingsoft Corp. Ltd.	399,000	970,654
Kunlun Energy Co. Ltd.	2,264,000	4,187,698

Security	Shares	Value

KWG Property Holdings Ltd.	837,500	$502,328
Lao Feng Xiang Co. Ltd. Class B	136,806	343,383
Lee & Man Paper Manufacturing Ltd.	1,088,000	798,530
Lenovo Group Ltd.	3,988,000	4,727,380
Li Ning Co. Ltd.[a,b]	710,000	625,502
Lianhua Supermarket Holdings Co. Ltd. Class H	289,000	219,565
Lijun International Pharmaceutical (Holding) Co. Ltd.	1,208,000	330,333
Longfor Properties Co. Ltd.	890,500	1,320,935
Lonking Holdings Ltd.[a,b]	1,385,000	298,343
Luthai Textile Co. Ltd. Class B	318,169	402,603
Magic Holdings International Ltd.	592,000	468,093
Maoye International Holdings Ltd.[b]	1,290,000	261,240
Microport Scientific Corp.[b]	557,000	386,534
MIE Holdings Corp.[b]	1,534,000	334,397
Minth Group Ltd.[b]	566,000	1,185,638
MMG Ltd.[a,b]	1,288,000	302,369
NetDragon Websoft Inc.	140,500	274,380
New China Life Insurance Co. Ltd. Class Ha	420,000	1,500,648
New World Department Store China Ltd.[b]	393,000	217,977
Nine Dragons Paper (Holdings) Ltd.[b]	1,067,000	984,057
North Mining Shares Co. Ltd.[a]	8,190,000	348,616
NVC Lighting Holdings Ltd.	1,124,000	279,817
Parkson Retail Group Ltd.	886,500	272,148
People’s Insurance Co. Group of China Ltd. Class H	2,724,000	1,426,537
PetroChina Co. Ltd. Class H	13,428,000	15,882,925
Phoenix Satellite Television Holdings Ltd.[b]	988,000	356,833
PICC Property and Casualty Co. Ltd. Class H	2,264,000	3,755,495
Ping An Insurance (Group) Co. of China Ltd. Class H	1,273,500	11,876,462
Poly Property Group Co. Ltd.	1,314,000	769,487
Ports Design Ltd.	572,000	445,639
Powerlong Real Estate Holdings Ltd.	710,000	152,025
Real Nutriceutical Group Ltd.[b]	987,000	250,803
Renhe Commercial Holdings Co. Ltd.[a]	8,780,000	447,344
REXLot Holdings Ltd.	7,075,000	757,451
Road King Infrastructure Ltd.	335,000	324,083
Sany Heavy Equipment International Holdings Co. Ltd.[b]	892,000	317,558
Semiconductor Manufacturing International Corp.[a,b]	12,559,000	1,036,776
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,132,000	1,544,834
Shanghai Electric Group Co. Ltd. Class H	1,576,000	569,199
Shanghai Industrial Holdings Ltd.	323,000	1,091,575
Shanghai Industrial Urban Development Group Ltd.[a,b]	1,232,000	298,757
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	1,136,000	370,722
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	210,500	354,061
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	416,900	976,557
Shenzhen Expressway Co. Ltd. Class H	622,000	287,226
Shenzhen International Holdings Ltd.	5,990,000	757,186
Shenzhen Investment Ltd.[b]	1,678,000	662,313
Shenzhou International Group Holdings Ltd.	359,000	1,356,788
Shimao Property Holdings Ltd.	905,500	2,263,560
Shougang Concord International Enterprises Co. Ltd.[a,b]	7,110,000	398,941
Shougang Fushan Resources Group Ltd.[b]	2,242,000	786,601
Shui On Land Ltd.	2,375,166	768,984
Shunfeng Photovoltaic International Ltd.[a]	564,000	458,321
Sihuan Pharmaceutical Holdings Group Ltd.	1,384,000	1,085,399
Sino Biopharmaceutical Ltd.	2,264,000	1,784,298
Sino Oil And Gas Holdings Ltd.[a]	15,775,000	457,827
Sino-Ocean Land Holdings Ltd.	1,938,500	1,300,226
Sinofert Holdings Ltd.[b]	1,664,000	285,466
Sinopec Engineering Group Co. Ltd.	403,000	615,470
Sinopec Kantons Holdings Ltd.[b]	732,000	641,107
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,953,000	872,266
Sinopharm Group Co. Ltd. Class H	615,200	1,829,098
Sinotrans Ltd. Class H	1,156,000	365,320
Sinotrans Shipping Ltd.[b]	1,456,500	499,737
Skyworth Digital Holdings Ltd.[b]	1,212,000	725,388

3

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

SOHO China Ltd.[b]	1,327,000	$1,198,171
Sun Art Retail Group Ltd.	1,453,500	2,159,819
Sunac China Holdings Ltd.	1,001,000	663,662
Sunny Optical Technology Group Co Ltd.[b]	670,000	633,474
TCL Communication Technology Holdings Ltd.[a]	364,000	360,119
TCL Multimedia Technology Holdings Ltd.	444,000	209,611
Tech Pro Technology Development Ltd.[a]	1,194,000	583,705
Tencent Holdings Ltd.	662,500	38,317,865
Texhong Textile Group Ltd.	192,000	296,693
Tiangong International Co. Ltd.[b]	1,784,000	462,531
Tianjin Development Holdings Ltd.[a]	492,000	331,273
Tianjin Port Development Holdings Ltd.[b]	2,308,000	413,809
Tianneng Power International Ltd.	684,000	251,449
Tibet 5100 Water Resources Holdings Ltd.	973,000	363,966
Tingyi (Cayman Islands) Holding Corp.	1,242,000	3,684,676
Tong Ren Tang Technologies Co. Ltd. Class H	283,000	865,136
Towngas China Co. Ltd.[b]	696,000	774,765
Travelsky Technology Ltd. Class H	660,000	625,722
Tsingtao Brewery Co. Ltd. Class H	234,000	1,964,928
Uni-President China Holdings Ltd.[b]	723,000	733,011
VODone Ltd.[a]	5,042,000	520,287
Want Want China Holdings Ltd.	3,853,000	5,705,461
Wasion Group Holdings Ltd.	580,000	362,844
Weichai Power Co. Ltd. Class H	317,000	1,402,501
Weiqiao Textile Co. Ltd. Class H	514,500	326,513
West China Cement Ltd.	2,426,000	378,640
Winsway Coking Coal Holding Ltd.[a,b]	3,321,000	239,887
Wisdom Holdings Group[a]	458,000	225,082
Wumart Stores Inc. Class H	329,000	509,245
Xingda International Holdings Ltd.	668,000	399,801
Xinhua Winshare Publishing and Media Co. Ltd. Class H	765,000	438,121
XTEP International Holdings Ltd.[b]	607,000	325,711
Yanchang Petroleum International Ltd.[a,b]	5,910,000	297,305
Yantai Changyu Pioneer Wine Co. Ltd. Class B	142,400	484,913
Yanzhou Coal Mining Co. Ltd. Class Hb	1,170,000	1,278,260
Yingde Gases Group Co. Ltd.[b]	715,500	766,015
Yuanda China Holdings Ltd.	2,330,000	207,374
Yuexiu Property Co. Ltd.	3,332,000	872,471
Yuexiu Real Estate Investment Trust[b]	1,110,000	549,799
Yuexiu Transport Infrastructure Ltd.[b]	622,000	320,922
Yuzhou Properties Co. Ltd.[b]	1,207,400	278,775
Zhejiang Expressway Co. Ltd. Class H	1,132,000	1,054,225
Zhongsheng Group Holdings Ltd.	367,500	494,889
Zhuzhou CSR Times Electric Co. Ltd. Class H	362,000	1,393,807
Zijin Mining Group Co. Ltd. Class Hb	3,864,000	897,138
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	844,600	856,295
ZTE Corp. Class Ha,b	372,800	831,901

		567,822,531
COLOMBIA — 0.72%
Almacenes Exito SA	131,402	2,104,663
Bancolombia SA	127,028	1,597,961
Bolsa de Valores de Colombia	38,544,182	476,889
Cementos Argos SA	262,312	1,266,952
Cemex Latam Holdings SAa	114,691	850,223
Corporacion Financiera Colombiana SA NVS	61,331	1,243,955
Ecopetrol SA	3,016,697	6,145,210
Grupo Argos SA	190,713	1,974,561
Grupo de Inversiones Suramericana SA	149,081	2,685,727
Interconexion Electrica SA ESP	269,630	1,203,194
Isagen SA ESP	617,523	995,799

		20,545,134

Security	Shares	Value

CZECH REPUBLIC — 0.25%
CEZ AS	104,823	$2,913,705
Komercni Banka AS	10,585	2,435,384
Pegas Nonwovens SA	13,498	392,244
Philip Morris CR AS	426	228,564
Telefonica Czech Republic AS	76,026	1,122,405

		7,092,302
EGYPT — 0.19%
Citadel Capital SAE[a]	379,447	194,582
Commercial International Bank (Egypt) SAE	295,786	1,854,544
EFG-Hermes Holding Co. SAE[a]	266,896	321,809
Egyptian Kuwaiti Holding Co. SAE	321,818	289,636
ezzsteel[a]	147,318	298,544
Global Telecom Holding SAE[a]	1,345,959	893,565
Palm Hills Developments SAE[a]	594,195	216,661
Pioneers Holding Co.[a]	197,688	146,463
Six of October Development & Investment Co.[a]	50,108	157,668
South Valley Cement Co.[a]	198,411	140,658
Talaat Moustafa Group Holding Co. SAE[a]	579,589	471,505
Telecom Egypt Co. SAE	197,272	381,436

		5,367,071
GREECE — 0.51%
Alpha Bank AEa	898,311	807,243
Ellaktor SAa	95,250	409,813
Folli Follie Group[a]	16,240	508,566
Frigoglass SAa	39,743	301,945
Hellenic Exchanges SA	56,820	622,774
Hellenic Petroleum SA	34,286	413,137
Hellenic Telecommunications Organization SAa	151,668	1,893,638
Intralot SA	124,630	320,714
Jumbo SAa	56,667	884,196
Marfin Investment Group Holdings SAa	564,029	324,844
Metka SA	18,833	312,321
Motor Oil (Hellas) Corinth Refineries SA	32,007	373,037
Mytilineos Holdings SAa	60,762	497,210
National Bank of Greece SAa	202,752	1,264,341
OPAP SA	137,052	1,826,845
Piraeus Bank SAa	733,050	1,616,897
Piraeus Port Authority SA	8,673	220,705
Public Power Corp. SA	70,340	1,034,332
Titan Cement Co. SAa	28,700	859,683

		14,492,241
HUNGARY — 0.22%
Magyar Telekom Telecommunications PLC	281,501	370,126
MOL Hungarian Oil and Gas PLC	26,674	1,689,712
OTP Bank PLC	137,144	2,781,654
Richter Gedeon Nyrt	71,444	1,449,402

		6,290,894
INDIA — 5.89%
ACC Ltd.	27,240	478,019
Adani Enterprises Ltd.	94,884	399,564
Adani Ports and Special Economic Zone Ltd.	257,169	650,022
Aditya Birla Nuvo Ltd.	23,709	473,725
Amara Raja Batteries Ltd.	34,625	178,971
Ambuja Cements Ltd.	431,540	1,279,980

4

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Apollo Hospitals Enterprise Ltd.	50,159	$669,509
Apollo Tyres Ltd.	151,312	194,921
Arvind Ltd.	126,989	259,505
Asian Paints Ltd.	188,271	1,517,406
Aurobindo Pharma Ltd.	73,112	343,447
Bajaj Auto Ltd.	53,324	1,684,839
Bajaj Finance Ltd.	10,713	241,818
Balrampur Chini Mills Ltd.	525,884	396,790
Bank of Baroda	26,505	273,406
Bayer CropScience Ltd.	8,327	223,239
Berger Paints India Ltd.	59,751	231,680
Bharat Forge Ltd.	65,252	311,380
Bharat Heavy Electricals Ltd.	379,729	950,082
Bharat Petroleum Corp. Ltd.	112,888	614,209
Bharti Airtel Ltd.	393,453	2,058,876
Biocon Ltd.	52,941	328,033
Britannia Industries Ltd.	20,668	289,894
Cairn India Ltd.	290,081	1,503,092
Century Textiles & Industries Ltd.	41,684	182,172
CESC Ltd.	42,557	259,639
Cipla Ltd.	221,838	1,388,928
Coal India Ltd.	323,732	1,408,848
Dabur India Ltd.	249,350	660,983
Development Credit Bank Ltd.[a]	564,049	447,250
Dewan Housing Finance Corp. Ltd.	114,937	312,311
Divi’s Laboratories Ltd.	25,594	471,947
DLF Ltd.	279,005	679,095
Dr. Reddy’s Laboratories Ltd.	67,708	2,692,284
Eicher Motors Ltd.	6,005	450,428
GAIL (India) Ltd.	191,516	1,037,263
Gateway Distriparks Ltd.	166,894	345,860
GlaxoSmithKline Consumer Healthcare Ltd.	6,478	461,302
GMR Infrastructure Ltd.	747,281	244,549
Godrej Consumer Products Ltd.	77,034	1,091,284
Godrej Industries Ltd.	48,517	211,684
Gruh Finance Ltd.	55,183	205,932
Gujarat Pipavav Port Ltd.[a]	238,235	216,543
Havells India Ltd.	32,075	386,963
HCL Technologies Ltd.	140,446	2,440,780
HDFC Bank Ltd.	1,011,214	10,701,165
Hero Motocorp Ltd.	52,039	1,709,609
Hexaware Technologies Ltd.	168,556	329,883
Hindalco Industries Ltd.	681,522	1,338,178
Hindustan Unilever Ltd.	424,194	4,037,276
Housing Development & Infrastructure Ltd.[a]	204,826	165,034
Housing Development Finance Corp. Ltd.	958,483	12,635,594
ICICI Bank Ltd.	143,596	2,455,655
Idea Cellular Ltd.	446,701	1,254,180
IFCI Ltd.	427,807	173,889
Indiabulls Housing Finance Ltd.	70,604	252,464
Indiabulls Real Estate Ltd.	195,596	216,286
Indian Hotels Co. Ltd.	307,442	236,153
Infosys Ltd.	297,000	15,943,373
ITC Ltd.	1,441,266	7,389,688
Jain Irrigation Systems Ltd.	224,891	255,337
Jaiprakash Associates Ltd.	445,669	384,406
Jammu & Kashmir Bank Ltd.	21,988	428,113
Jindal Steel & Power Ltd.	240,486	993,462
JSW Steel Ltd.	56,343	828,194
Jubilant Foodworks Ltd.[a]	13,609	285,922
Just Dial Ltd.[a]	14,457	282,766
Kailash Auto Finance Ltd.[a]	675,000	461,774
Karur Vysya Bank Ltd.	46,157	247,072
Kotak Mahindra Bank Ltd.	196,335	2,377,762
KPIT Technologies Ltd.	99,821	230,184

Security	Shares	Value

Larsen & Toubro Ltd.	205,779	$3,444,304
LIC Housing Finance Ltd.	189,167	629,800
Lupin Ltd.	31,975	437,923
Mahindra & Mahindra Financial Services Ltd.	172,024	814,148
Mahindra & Mahindra Ltd.	197,475	2,987,090
MAX India Ltd.	96,900	325,791
MindTree Ltd.	17,597	391,420
MRF Ltd.	744	206,554
Nestle India Ltd.	3,271	269,314
NIIT Technologies Ltd.	52,185	265,977
NTPC Ltd.	689,988	1,625,872
Oil & Natural Gas Corp. Ltd.	492,085	2,355,299
Oil India Ltd.	65,413	505,750
Page Industries Ltd.	2,567	215,603
Persistent Systems Ltd.	16,721	231,991
Piramal Enterprises Ltd.	44,397	369,193
Power Finance Corp. Ltd.	125,108	318,626
Power Grid Corp. of India Ltd.	673,150	1,024,429
Prestige Estates Projects Ltd.	88,810	208,275
PTC India Ltd.	293,275	299,658
Radico Khaitan Ltd.	104,306	227,507
Rallis India Ltd.	60,617	177,127
Ramco Cements Ltd. (The)	68,111	184,256
Ranbaxy Laboratories Ltd.[a]	81,647	551,173
Raymond Ltd.	60,953	271,016
Redington India Ltd.	178,679	188,000
Reliance Capital Ltd.	71,118	428,711
Reliance Communications Ltd.	333,585	739,610
Reliance Industries Ltd.	832,868	11,371,467
Reliance Infrastructure Ltd.	66,712	459,426
Reliance Power Ltd.[a]	349,168	401,747
Rural Electrification Corp. Ltd.	197,065	715,382
Sesa Sterlite Ltd.	686,884	2,012,617
Shree Renuka Sugars Ltd.	668,255	219,757
Shriram Transport Finance Co. Ltd.	90,345	854,800
Siemens Ltd.	45,924	452,442
SKS Microfinance Ltd.[a]	82,588	224,874
Sobha Developers Ltd.	36,765	192,503
Solar Industries India Ltd.	19,013	275,626
State Bank of India	88,641	2,580,859
Sun Pharma Advanced Research Co. Ltd.[a]	64,324	158,931
Sun Pharmaceuticals Industries Ltd.	410,323	3,755,877
Sundaram Finance Ltd.	15,905	145,230
Supreme Industries Ltd.	30,524	194,432
Tata Consultancy Services Ltd.	305,954	9,813,393
Tata Global Beverages Ltd.	200,818	478,505
Tata Motors Ltd.	497,063	3,171,372
Tata Power Co. Ltd.	627,433	798,223
Tata Steel Ltd.	196,640	1,260,585
Tech Mahindra Ltd.	58,710	1,594,866
Thermax Ltd.	24,305	250,032
Torrent Pharmaceuticals Ltd.	31,861	235,580
TTK Prestige Ltd.	3,502	196,782
TV18 Broadcast Ltd.[a]	380,380	138,176
UCO Bank	151,718	183,669
Ultratech Cement Ltd.	21,728	663,349
Unitech Ltd.[a]	861,013	231,477
United Breweries Ltd.	45,371	575,796
United Spirits Ltd.	57,238	2,395,496
UPL Ltd.	181,521	485,392
Vijaya Bank	430,099	271,178
Wipro Ltd.	409,539	3,085,469
Yes Bank Ltd.	78,692	464,231

5

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Zee Entertainment Enterprises Ltd.	167,586	$695,124

		167,460,953
INDONESIA — 2.32%
PT ACE Hardware Indonesia Tbk	5,559,000	320,645
PT Adaro Energy Tbk	9,649,000	911,462
PT Agis Tbk[a]	5,100,000	187,586
PT Agung Podomoro Land Tbk	7,018,000	143,733
PT AKR Corporindo Tbk	1,287,500	503,161
PT Alam Sutera Realty Tbk	7,291,000	289,507
PT Aneka Tambang (Persero) Tbk	2,894,500	304,875
PT Arwana Citramulia Tbk	4,541,000	330,255
PT Astra Agro Lestari Tbk	280,000	520,794
PT Astra International Tbk	13,220,000	6,907,001
PT Bakrieland Development Tbk[a]	30,547,500	127,680
PT Bank Bukopin Tbk	5,786,000	275,697
PT Bank Central Asia Tbk	8,163,500	6,585,394
PT Bank Danamon Indonesia Tbk	2,274,000	722,357
PT Bank Mandiri (Persero) Tbk	6,169,000	3,945,066
PT Bank Negara Indonesia (Persero) Tbk	5,068,000	1,736,995
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	3,678,500	258,302
PT Bank Rakyat Indonesia (Persero) Tbk	7,341,500	4,572,136
PT Bank Tabungan Negara (Persero) Tbk	4,319,876	350,285
PT Benakat Petroleum Energy Tbk[a]	24,992,000	227,722
PT Bukit Asam (Persero) Tbk	570,500	572,288
PT Bumi Resources Tbk[a]	10,304,000	249,794
PT Bumi Serpong Damai Tbk	5,129,500	578,878
PT BW Plantation Tbk	2,359,500	252,469
PT Charoen Pokphand Indonesia Tbk	4,855,000	1,379,895
PT Ciputra Development Tbk	7,203,500	439,587
PT Ciputra Property Tbk	2,687,000	137,017
PT Citra Marga Nusaphala Persada Tbk[a]	1,314,000	351,498
PT Energi Mega Persada Tbk[a]	31,852,000	173,073
PT Gajah Tunggal Tbk	1,250,500	188,163
PT Garuda Indonesia (Persero) Tbk[a]	3,834,000	158,648
PT Global Mediacom Tbk	4,816,000	785,053
PT Gudang Garam Tbk	326,500	1,009,864
PT Indo Tambangraya Megah Tbk	267,500	641,776
PT Indocement Tunggal Prakarsa Tbk	987,000	1,555,273
PT Indofood CBP Sukses Makmur Tbk	852,500	712,644
PT Indofood Sukses Makmur Tbk	2,957,000	1,643,808
PT Japfa Comfeed Indonesia Tbk	3,565,500	369,590
PT Jasa Marga (Persero) Tbk	1,464,500	624,364
PT Kalbe Farma Tbk	15,390,500	1,569,606
PT Kawasan Industri Jababeka Tbk	14,226,807	243,803
PT Krakatau Steel (Persero) Tbk[a]	3,634,500	148,874
PT Lippo Karawaci Tbk[a]	13,593,000	1,034,034
PT Matahari Department Store Tbk[a]	990,500	956,345
PT Medco Energi Internasional Tbk	1,433,000	302,472
PT Media Nusantara Citra Tbk	2,995,000	669,728
PT Mitra Adiperkasa Tbk	549,000	223,730
PT MNC Investama Tbk	17,982,500	496,069
PT MNC Sky Vision Tbk[a]	918,500	182,356
PT Pakuwon Jati Tbk	12,842,500	268,391
PT Panin Financial Tbk[a]	13,330,000	196,120
PT Perusahaan Gas Negara (Persero) Tbk	7,353,000	2,981,154
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,901,500	292,477
PT Ramayana Lestari Sentosa Tbk	2,369,500	219,866
PT Semen Gresik (Persero) Tbk	1,977,500	2,115,946
PT Sentul City Tbk[a]	16,384,000	236,943
PT Sugih Energy Tbk[a]	7,640,000	284,205
PT Summarecon Agung Tbk	6,735,000	506,708
PT Surya Citra Media Tbk	1,981,000	471,962
PT Telekomunikasi Indonesia (Persero) Tbk	29,919,500	5,439,909

Security	Shares	Value

PT Timah (Persero) Tbk	2,021,000	$272,001
PT Tower Bersama Infrastructure Tbk	784,000	393,229
PT Trada Maritime Tbk[a]	3,321,000	441,412
PT Unilever Indonesia Tbk	1,020,000	2,268,088
PT United Tractors Tbk	1,133,000	1,728,506
PT Wijaya Karya (Persero) Tbk	1,740,500	240,069
PT XL Axiata Tbk	1,736,000	725,601

		65,953,939
MALAYSIA — 3.92%
Aeon Credit Service M Bhd	54,400	257,569
AirAsia Bhd	782,800	580,482
Alliance Financial Group Bhd	846,800	1,297,919
AMMB Holdings Bhd	1,093,200	2,509,984
Astro Malaysia Holdings Bhd	1,179,400	1,068,522
Axiata Group Bhd	1,655,800	3,452,366
Berjaya Corp. Bhd	1,995,600	328,163
Berjaya Sports Toto Bhd	415,008	503,469
BIMB Holdings Bhd	407,960	568,334
British American Tobacco (Malaysia) Bhd	84,900	1,656,907
Bumi Armada Bhd[a]	793,700	977,657
Bursa Malaysia Bhd	268,400	670,375
CapitaMalls Malaysia Trust Bhd	697,700	307,395
Carlsberg Brewery Malaysia Bhd	110,800	423,536
CIMB Group Holdings Bhd	3,058,400	7,192,886
Dialog Group Bhd	1,238,000	1,144,660
DiGi.Com Bhd	2,288,900	3,458,561
DRB-Hicom Bhd	587,000	471,713
Eastern & Oriental Bhd	563,300	335,568
Felda Global Ventures Holdings Bhd	828,400	1,146,343
Gamuda Bhd	1,096,400	1,619,257
Genting Bhd	1,322,300	4,192,959
Genting Malaysia Bhd	1,894,000	2,491,641
Genting Plantations Bhd	165,100	563,481
HAP Seng Consolidated Bhd	577,000	476,208
Hartalega Holdings Bhd	178,900	407,979
Hong Leong Bank Bhd	419,400	1,837,396
Hong Leong Financial Group Bhd	185,300	909,540
IGB Corp. Bhd	586,900	493,484
IHH Healthcare Bhd[a]	1,583,400	1,989,690
IJM Corp. Bhd	724,000	1,314,117
IJM Land Bhd	315,800	254,756
IOI Corp. Bhd	1,949,300	3,411,124
KPJ Healthcare Bhd	295,700	559,656
Kuala Lumpur Kepong Bhd	325,500	2,484,424
Lafarge Malaysia Bhd	257,900	786,583
Magnum Bhd	493,200	500,392
Mah Sing Group Bhd	605,160	414,956
Malayan Banking Bhd	2,896,000	8,787,738
Malaysia Airports Holdings Bhd	370,100	994,436
Malaysia Building Society Bhd	510,500	414,989
Malaysian Airline System Bhd[a]	2,946,500	287,976
Malaysian Resources Corp. Bhd	1,232,800	520,201
Maxis Bhd	1,471,900	3,210,505
Media Chinese International Ltd.	721,000	222,586
Media Prima Bhd	643,100	528,767
MISC Bhd[a]	720,200	1,226,776
MMC Corp. Bhd	578,000	505,728
Oriental Holdings Bhd	138,200	369,191
OSK Holdings Bhd	587,300	295,199
Parkson Holdings Bhd	384,700	412,988
Pavilion Real Estate Investment Trust Bhd	594,500	237,948
Petronas Chemicals Group Bhd	1,820,000	3,811,666
Petronas Dagangan Bhd	173,300	1,677,617

6

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Petronas Gas Bhd	383,600	$2,839,806
POS Malaysia Bhd	233,300	434,316
PPB Group Bhd	312,400	1,440,355
Public Bank Bhd Foreign	745,200	4,240,449
QL Resources Bhd	319,400	412,257
RHB Capital Bhd	454,200	1,072,436
Sapurakencana Petroleum Bhd[a]	2,478,800	3,299,427
Sarawak Oil Palms Bhd	100,000	189,265
Sime Darby Bhd	1,826,900	5,469,930
Sunway Bhd	576,700	474,172
Sunway Real Estate Investment Trust Bhd	1,022,900	403,066
Supermax Corp. Bhd	405,500	337,183
Ta Ann Holdings Bhd	192,900	244,791
TA Enterprise Bhd	1,572,400	382,977
TAN Chong Motor Holdings Bhd	184,300	365,970
Telekom Malaysia Bhd	732,700	1,168,501
Tenaga Nasional Bhd	1,810,300	5,538,181
TIME dotCom Bhd[a]	246,000	297,673
Top Glove Corp. Bhd	264,500	469,420
TSH Resources Bhd	320,100	279,082
UEM Sunrise Bhd	1,055,000	752,870
UMW Holdings Bhd	345,200	1,332,388
UOA Development Bhd	330,300	203,939
WCT Holdings Bhd	807,280	563,568
YTL Corp. Bhd	3,237,700	1,627,389
YTL Power International Bhd	1,465,700	882,239

		111,286,013
MEXICO — 4.87%
Alfa SAB de CV Series A	1,852,200	5,430,623
Alsea SAB de CVb	267,200	805,245
America Movil SAB de CV Series L	22,905,000	26,586,668
Arca Continental SAB de CV	210,900	1,322,013
Axtel SAB de CV CPO[a,b]	779,200	230,720
Banregio Grupo Financiero SAB de CVb	134,500	749,803
Bolsa Mexicana de Valores SAB de CV	284,300	678,002
Cemex SAB de CV CPO[a]	7,312,896	8,064,207
Coca-Cola FEMSA SAB de CV Series L	271,400	3,310,547
Compartamos SAB de CV	693,900	1,310,619
Concentradora Fibra Hotelera Mexicana SA de CV	288,800	446,520
Consorcio ARA SAB de CVa,b	675,800	287,777
Controladora Comercial Mexicana SAB de CV BC Units	261,500	1,056,677
Corporacion Inmobiliaria Vesta SAB de CVb	275,800	513,136
El Puerto de Liverpool SA de CV Series C1	116,000	1,324,323
Empresas ICA SAB de CVa	370,700	701,865
Fibra Uno Administracion SA de CV	878,500	2,746,035
Fomento Economico Mexicano SAB de CV BD Units	1,261,700	12,126,185
Genomma Lab Internacional SAB de CV Series Ba,b	511,400	1,499,027
Grupo Aeromexico SAB de CVa	127,400	176,948
Grupo Aeroportuario del Centro Norte SAB de CV	142,800	489,631
Grupo Aeroportuario del Pacifico SAB de CV Series B	200,300	1,053,338
Grupo Aeroportuario del Sureste SAB de CV Series B	134,500	1,785,567
Grupo Bimbo SAB de CV Series A	1,076,500	3,351,804
Grupo Carso SAB de CV Series A1	377,300	2,012,938
Grupo Comercial Chedraui SAB de CV	215,100	680,408
Grupo Famsa SAB de CV Series Aa	155,600	281,306
Grupo Financiero Banorte SAB de CV Series O	1,599,900	10,942,138
Grupo Financiero Inbursa SAB de CV Series O	1,514,000	3,999,976
Grupo Financiero Santander Mexico SAB de CV Series B	1,177,500	3,357,161
Grupo Herdez SAB de CVb	112,600	395,706
Grupo Mexico SAB de CV Series B	2,469,700	7,322,167
Grupo Simec SAB de CV Series Ba,b	69,800	258,665
Grupo Televisa SAB de CV CPO	1,678,500	10,256,415
Industrias CH SAB de CV Series Ba	114,700	668,046

Security	Shares	Value

Industrias Penoles SAB de CV	87,590	$2,245,472
Kimberly-Clark de Mexico SAB de CV Series A	1,004,400	2,984,744
Macquarie Mexico Real Estate Management SA de CV	360,700	633,384
Mexichem SAB de CV	674,700	2,862,793
Minera Frisco SAB de CV Series A1[a]	402,400	893,625
OHL Mexico SAB de CVa	448,400	1,158,662
Promotora y Operadora Infraestructura SAB de CVa	140,500	1,653,458
TF Administradora Industrial S de RL de CV	203,000	378,773
TV Azteca SAB de CV CPO[b]	687,500	328,961
Urbi Desarrollos Urbanos SAB de CVa,b	558,900	5,589
Wal-Mart de Mexico SAB de CV Series V	3,421,200	9,044,004

		138,411,671
PERU — 0.36%
Compania de Minas Buenaventura SAA SP ADR	119,629	1,411,622
Credicorp Ltd.	46,065	5,919,352
Southern Copper Corp.	116,997	2,936,625

		10,267,599
PHILIPPINES — 0.91%
Aboitiz Equity Ventures Inc.	1,289,610	1,590,838
Aboitiz Power Corp.	1,200,000	911,479
Alliance Global Group Inc.	1,366,200	792,724
Atlas Consolidated Mining & Development Corp.	585,000	156,089
Ayala Corp.	119,950	1,602,987
Ayala Land Inc.	3,717,600	2,411,875
Bank of the Philippine Islands	503,060	1,057,259
BDO Unibank Inc.	946,490	1,685,412
Belle Corp.[a]	2,920,000	353,535
Cebu Air Inc.	148,040	174,503
Cosco Capital Inc.[a]	321,200	70,440
DMCI Holdings Inc.	514,000	652,848
East West Banking Corp.[a]	283,700	162,022
Energy Development Corp.	4,596,600	542,877
Filinvest Land Inc.	6,448,000	191,488
First Gen Corp.	676,200	203,903
First Philippine Holdings Corp.	131,230	163,232
Globe Telecom Inc.	21,100	798,209
International Container Terminal Services Inc.	540,560	1,258,322
JG Summit Holdings Inc.	832,700	758,038
Jollibee Foods Corp.	263,680	1,066,767
Lopez Holdings Corp.	1,474,900	139,825
Manila Water Co. Inc.	446,900	239,912
Melco Crown Philippines Resorts Corp.[a]	182,200	58,687
Metro Pacific Investments Corp.	7,141,800	778,216
Metropolitan Bank & Trust Co.	222,740	399,685
Nickel Asia Corp.	449,275	151,075
Philex Petroleum Corp.[a]	274,800	56,372
Philippine Long Distance Telephone Co.	28,345	1,754,768
Philippine National Bank[a]	138,114	263,765
Rizal Commercial Banking Corp.	343,740	341,188
SM Investments Corp.	92,345	1,592,701
SM Prime Holdings Inc.	3,947,596	1,478,939
Universal Robina Corp.	583,900	1,607,309
Vista Land & Lifescapes Inc.	2,336,300	268,454

		25,735,743
POLAND — 1.76%
Alior Bank SAa	26,466	643,201
Asseco Poland SA	50,582	837,720
Bank Handlowy w Warszawie SA	22,336	868,528
Bank Millennium SAa	296,823	725,214

7

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Bank Pekao SA	85,907	$5,243,137
Bank Zachodni WBK SA	19,091	2,512,226
Budimex SA	8,576	368,073
Ciech SAa	32,018	320,590
Cyfrowy Polsat SAa	114,490	740,129
ENEA SA	79,700	414,764
Eurocash SA	53,769	876,041
Getin Holding SAb	261,998	376,945
Getin Noble Bank SAa	988,072	912,495
Globe Trade Centre SAa,b	199,026	541,089
Grupa Azoty SA	27,384	652,201
Grupa Lotos SAa	41,240	532,396
Jastrzebska Spolka Weglowa SA	28,163	603,587
Kernel Holding SAa	34,253	471,054
KGHM Polska Miedz SA	90,535	3,474,950
Lubelski Wegiel Bogdanka SA	22,248	994,872
mBank SA	9,982	1,801,647
Netia SAa	200,303	350,492
Polska Grupa Energetyczna SA	473,370	2,871,466
Polski Koncern Naftowy Orlen SA	206,113	3,199,175
Polskie Gornictwo Naftowe i Gazownictwo SA	1,161,263	2,163,692
Powszechna Kasa Oszczednosci Bank Polski SA	571,028	7,614,200
Powszechny Zaklad Ubezpieczen SA	36,652	5,582,035
Rovese SAa	386,714	286,961
Synthos SA	350,692	613,644
Tauron Polska Energia SA	647,224	1,080,087
Telekomunikacja Polska SA	426,250	1,429,558
TVN SA	121,648	592,857
Warsaw Stock Exchange SA	27,488	382,920

		50,077,946
RUSSIA — 5.04%
Aeroflot - Russian Airlines OJSC	287,656	525,396
Federal Grid Co. of Unified Energy System OJSC[a]	195,220,000	470,639
Gazprom OAO	7,635,060	33,028,178
IDGC Holding JSC[a]	13,349,000	278,036
LSR Group OJSC SP GDR[d]	130,043	491,042
LUKOIL OAO	330,610	20,416,174
M Video OJSC	52,160	463,557
Magnit OJSC SP GDR[d]	169,050	11,140,395
Mechel OAO SP ADR[a]	151,424	317,990
MegaFon OAO SP GDR[d]	56,228	1,813,915
MMC Norilsk Nickel OJSC	34,058	5,131,327
Mobile TeleSystems OJSC SP ADR	340,153	7,170,425
Moscow Exchange MICEX-RTS OJSC	383,380	776,492
NovaTek OAO SP GDR[d]	60,067	7,898,811
OGK-2 OJSC[a]	21,982,000	148,385
PIK Group[a]	229,890	444,072
Rosneft Oil Co. OJSC	762,880	5,499,952
Rostelecom OJSC	693,090	2,232,000
RusHydro OJSC	71,630,000	1,236,413
Sberbank of Russia	7,001,640	21,815,470
Severstal OAO	143,980	1,314,007
Sistema JSFC SP GDR[d]	75,903	2,082,019
Sollers OJSC	17,834	426,494
Surgutneftegas OJSC	4,618,400	3,825,101
Tatneft OAO Class S	916,790	5,628,478
Uralkali OJSC	854,930	4,263,776
VTB Bank OJSC	3,081,720,000	4,311,407

		143,149,951
SOUTH AFRICA — 7.28%
Acucap Properties Ltd.	121,733	530,562

Security	Shares	Value

Adcock Ingram Holdings Ltd.	110,502	$761,386
Adcorp Holdings Ltd.	136,258	435,584
Advtech Ltd.	489,010	322,269
Aeci Ltd.	84,426	986,052
African Bank Investments Ltd.[b]	442,319	542,101
African Oxygen Ltd.	89,275	176,152
African Rainbow Minerals Ltd.	68,043	1,254,437
Anglo American Platinum Ltd.[a]	43,011	1,704,947
AngloGold Ashanti Ltd.	240,709	3,208,648
ArcelorMittal South Africa Ltd.[a]	128,817	518,357
Aspen Pharmacare Holdings Ltd.	220,599	5,698,680
Assore Ltd.	22,672	856,788
Astral Foods Ltd.	36,941	399,512
Aveng Ltd.[a]	260,956	757,466
AVI Ltd.	186,745	1,058,764
Barclays Africa Group Ltd.	208,955	2,795,233
Barloworld Ltd.	143,909	1,341,625
Bidvest Group Ltd.	187,147	4,717,999
Blue Label Telecoms Ltd.	380,600	319,708
Brait SEa	207,427	1,104,408
Capital Property Fund	877,058	901,511
Cashbuild Ltd.	21,148	336,735
City Lodge Hotels Ltd.	26,475	342,443
Clicks Group Ltd.	160,610	1,018,332
Clover Industries Ltd.	195,394	334,416
Coronation Fund Managers Ltd.	149,400	1,219,706
DataTec Ltd.	129,441	680,146
Discovery Ltd.	192,855	1,545,830
DRDGOLD Ltd.	892,927	356,589
Emira Property Fund	314,320	446,752
EOH Holdings Ltd.	69,953	556,855
Exxaro Resources Ltd.	83,938	1,158,440
Famous Brands Ltd.	32,215	310,725
FirstRand Ltd.	1,959,146	6,515,359
Foschini Group Ltd. (The)	120,530	1,203,338
Fountainhead Property Trust	485,733	348,776
Gold Fields Ltd.	461,176	1,847,144
Grindrod Ltd.	233,890	597,002
Group Five Ltd.	106,209	417,876
Growthpoint Properties Ltd.	1,157,165	2,736,252
Harmony Gold Mining Co. Ltd.	251,098	728,110
Hosken Consolidated Investments Ltd.	41,388	557,727
Hudaco Industries Ltd.	43,215	440,586
Hyprop Investments Ltd.	130,599	957,023
Illovo Sugar Ltd.	156,009	425,833
Impala Platinum Holdings Ltd.	344,836	4,010,884
Imperial Holdings Ltd.	119,764	2,487,389
Investec Ltd.	166,532	1,166,283
JD Group Ltd.	69,424	194,480
JSE Ltd.	61,792	539,724
Kumba Iron Ore Ltd.	50,588	1,979,921
Lewis Group Ltd.	53,758	343,914
Liberty Holdings Ltd.	64,571	783,118
Life Healthcare Group Holdings Ltd.	609,746	2,459,004
Massmart Holdings Ltd.	62,397	881,342
Mediclinic International Ltd.	239,128	1,717,037
Metair Investments Ltd.	82,410	307,947
MMI Holdings Ltd.	698,318	1,783,822
Mondi Ltd.	74,421	1,229,791
Mpact Ltd.	179,125	493,334
Mr. Price Group Ltd.	153,353	2,338,032
MTN Group Ltd.	1,088,983	21,238,626
Murray & Roberts Holdings Ltd.[a]	307,004	866,667
Nampak Ltd.	366,779	1,416,024
Naspers Ltd. Class N	256,545	24,549,872

8

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Nedbank Group Ltd.	125,057	$2,591,785
Netcare Ltd.	616,878	1,503,582
Northam Platinum Ltd.[a]	202,135	795,294
Omnia Holdings Ltd.	37,459	773,752
Pick n Pay Holdings Ltd.	195,956	421,342
Pick n Pay Stores Ltd.	157,092	763,321
Pinnacle Technology Holdings Ltd.	144,675	344,378
PPC Ltd.	328,346	1,010,887
Redefine Properties Ltd.	1,890,443	1,794,392
Remgro Ltd.	304,251	5,822,234
Resilient Property Income Fund Ltd.	159,733	845,442
Reunert Ltd.	121,361	820,450
RMB Holdings Ltd.	441,913	2,050,355
RMI Holdings Ltd.	435,865	1,157,556
Royal Bafokeng Platinum Ltd.[a]	39,216	231,441
SA Corporate Real Estate Fund Nominees Pty Ltd.	899,754	349,581
Sanlam Ltd.	1,163,200	5,900,352
Sappi Ltd.[a]	348,397	1,055,826
Sasol Ltd.	351,000	17,404,046
Shoprite Holdings Ltd.	271,289	4,771,717
Sibanye Gold Ltd.	488,140	610,262
SPAR Group Ltd. (The)	110,963	1,418,887
Standard Bank Group Ltd.	762,392	9,047,572
Steinhoff International Holdings Ltd.	824,597	3,278,419
Sun International Ltd.	74,995	697,093
Super Group Ltd.[a]	208,811	533,809
Sycom Property Fund	113,648	286,173
Telkom SA SOC Ltd.[a]	173,931	458,499
Tiger Brands Ltd.	103,172	2,885,027
Tongaat Hulett Ltd.	63,162	729,623
Truworths International Ltd.	280,152	2,232,332
Vodacom Group Ltd.	237,676	2,847,937
Vukile Property Fund Ltd.	290,107	479,681
Wilson Bayly Holmes-Ovcon Ltd.	39,102	595,691
Woolworths Holdings Ltd.	485,202	3,532,152
Zeder Investments Ltd.	984,723	420,369

		206,722,654
SOUTH KOREA — 15.55%
3S Korea Co. Ltd.[a]	45,985	223,342
Able C&C Co. Ltd.	7,140	235,459
Ahnlab Inc.[b]	4,743	286,382
AmorePacific Corp.	1,988	1,797,710
AmorePacific Group	1,779	730,394
Asia Holdings Co. Ltd.[a]	2,657	213,404
Asia Holdings Co. Ltd. New	814	92,299
Asiana Airlines Inc.[a]	75,750	359,317
ATLASBX Co. Ltd.	9,331	329,755
Binggrae Co. Ltd.	3,748	349,549
Bioland Ltd.	21,021	215,513
BS Financial Group Inc.	93,850	1,445,483
Bukwang Pharmaceutical Co. Ltd.	23,727	321,726
Busan City Gas Co. Ltd.	13,350	468,631
Capro Corp.	35,200	226,507
Celltrion Inc.	39,573	1,602,290
Chabio & Diostech Co. Ltd.[a]	40,479	401,615
Cheil Industries Inc.	28,772	2,476,736
Cheil Worldwide Inc.[a]	59,830	1,461,406
Chong Kun Dang Pharm Corp.	7,123	536,429
CJ CGV Co. Ltd.	10,184	463,346
CJ CheilJedang Corp.	4,759	1,160,183
CJ Corp.	8,762	861,049
CJ E&M Corp.[a]	14,764	431,773
CJ Freshway Corp.[b]	9,068	256,197

Security	Shares	Value

CJ O Shopping Co. Ltd.	2,021	$748,589
Com2uS Corp.[a]	9,378	211,787
Cosmax Inc.	7,586	371,308
Coway Co. Ltd.	34,674	2,168,968
Daeduck Electronics Co.	28,050	236,158
Daeduck GDS Co. Ltd.	14,480	261,332
Daekyo Co. Ltd.	33,190	216,082
Daelim Industrial Co. Ltd.	17,307	1,643,535
Daesang Corp.	14,300	494,548
Daewoo Engineering & Construction Co. Ltd.[a]	69,040	556,469
Daewoo International Corp.	29,370	1,079,555
Daewoo Securities Co. Ltd.	99,750	867,145
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	63,190	2,191,319
Daewoong Pharmaceutical Co. Ltd.	3,760	306,612
Daishin Securities Co. Ltd.	30,820	253,654
Daou Technology Inc.	23,700	314,641
Daum Communications Corp.	7,623	611,540
DGB Financial Group Inc.	68,840	1,105,811
Dong-A Socio Holdings Co. Ltd.	2,823	392,120
Dong-A ST Co. Ltd.[a]	3,322	356,276
Dongbu Insurance Co. Ltd.	27,500	1,392,800
Dongkuk Steel Mill Co. Ltd.	34,940	447,356
Dongsuh Companies Inc.	27,809	483,498
Dongwon Industries Co. Ltd.	1,063	318,408
Dongyang Mechatronics Corp.	23,920	273,488
Doosan Corp.	5,695	731,853
Doosan Engine Co. Ltd.[a,b]	32,520	292,536
Doosan Heavy Industries & Construction Co. Ltd.	29,929	1,078,892
Doosan Infracore Co. Ltd.[a,b]	70,910	877,748
Duksan Hi-Metal Co. Ltd.[a]	10,095	213,671
DuzonBIzon Co. Ltd.	25,680	252,359
E-Mart Co. Ltd.	13,590	3,460,744
E1 Corp.	3,782	257,661
EO Technics Co. Ltd.[b]	6,753	259,068
Fila Korea Ltd.	7,669	573,925
Foosung Co. Ltd.[a]	58,960	210,313
GemVax & Kael Co. Ltd.[a,b]	15,167	243,635
Global & Yuasa Battery Co. Ltd.[b]	5,102	250,207
Golfzon Co. Ltd.	10,102	193,296
Grand Korea Leisure Co. Ltd.	19,450	739,736
Green Cross Corp.	4,996	616,062
Green Cross Holdings Corp.	16,480	207,110
GS Engineering & Construction Corp.	24,490	700,012
GS Global Corp.[b]	51,080	440,669
GS Holdings Corp.	31,182	1,667,676
GS Home Shopping Inc.	1,564	417,638
Gwangju Shinsegae Co. Ltd.	658	158,858
Halla Corp.	84,980	400,690
Halla Visteon Climate Control Corp.	24,660	892,448
Hana Financial Group Inc.	176,786	6,631,772
Hana Tour Service Inc.	6,931	425,697
Hanall Biopharma Co. Ltd.[a,b]	53,940	289,501
Hancom Inc.	16,655	327,340
Handsome Co. Ltd.	11,560	344,626
Hanil Cement Co. Ltd.	3,727	316,600
Hanil E-Wha Co. Ltd.	17,850	360,947
Hanjin Heavy Industries & Construction Co. Ltd.[a]	34,020	384,143
Hanjin Kal Corp.[a]	36,181	492,305
Hanjin Shipping Co. Ltd.[a,b]	60,570	346,834
Hanjin Transportation Co. Ltd.[b]	18,600	308,448
Hankook Shell Oil Co. Ltd.	923	425,175
Hankook Tire Co. Ltd.	48,250	2,849,499
Hankook Tire Worldwide Co. Ltd.	14,290	322,717
Hanmi Pharm Co. Ltd.[a,b]	3,891	457,743
Hansae Co. Ltd.	14,230	256,148

9

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Hansol Chemical Co. Ltd.[b]	16,450	$452,324
Hansol Paper Co.	28,570	313,155
Hanssem Co. Ltd.	6,610	271,695
Hanwha Chemical Corp.	55,220	1,145,308
Hanwha Corp.	29,460	1,103,741
Hanwha General Insurance Co. Ltd.[a]	40,644	181,272
Hanwha Investment & Securities Co. Ltd.[a]	117,470	421,795
Hanwha Life Insurance Co. Ltd.	137,530	942,164
Hite Jinro Co. Ltd.	20,100	481,466
HMC Investment Securities Co. Ltd.	30,900	297,817
Hotel Shilla Co. Ltd.	21,552	1,399,057
Huchems Fine Chemical Corp.	20,230	471,199
Huvis Corp.	24,390	236,226
Hwa Shin Co. Ltd.	17,750	220,554
Hy-Lok Corp.	14,315	378,739
Hyosung Corp.	15,494	1,055,577
Hyundai Corp.	11,280	375,183
Hyundai Department Store Co. Ltd.	9,669	1,507,498
Hyundai Development Co. Engineering & Construction	36,640	791,103
Hyundai Engineering & Construction Co. Ltd.	45,827	2,723,725
Hyundai Glovis Co. Ltd.	8,387	1,870,294
Hyundai Greenfood Co. Ltd.	27,770	451,331
Hyundai Heavy Industries Co. Ltd.	27,376	7,023,135
Hyundai Home Shopping Network Corp.	3,857	646,903
Hyundai Hysco Co. Ltd.	22,110	847,170
Hyundai Marine & Fire Insurance Co. Ltd.	34,802	1,050,670
Hyundai Merchant Marine Co. Ltd.[a,b]	46,555	494,892
Hyundai Mipo Dockyard Co. Ltd.	7,429	1,267,065
Hyundai Mobis Co. Ltd.	43,380	12,584,012
Hyundai Motor Co.	99,181	23,616,755
Hyundai Securities Co. Ltd.	72,800	405,858
Hyundai Steel Co.	36,715	2,865,595
Hyundai Wia Corp.	9,892	1,775,943
Iljin Display Co. Ltd.	12,560	204,131
Ilyang Pharmaceutical Co. Ltd.	11,460	291,292
iMarketKorea Inc.	14,100	346,405
Industrial Bank of Korea	96,630	1,045,463
Interflex Co. Ltd.[a]	6,331	142,377
Interpark Corp.[b]	27,288	295,235
ISU Chemical Co. Ltd.	30,290	436,476
JB Financial Group Co. Ltd.[a]	81,040	480,129
JoyCity Corp.[b]	13,573	250,734
Jusung Engineering Co. Ltd.[a]	70,939	337,166
Kangwon Land Inc.	58,420	1,832,698
KB Financial Group Inc.	101,260	3,798,566
KCC Corp.	3,255	1,436,346
KEPCO Plant Service & Engineering Co. Ltd.	11,008	531,521
Kia Motors Corp.	168,649	9,625,248
KISWIRE Ltd.[b]	6,150	223,150
KIWOOM Securities Co. Ltd.	9,255	478,360
Koh Young Technology Inc.	11,755	299,901
Kolao Holdings[b]	15,084	421,890
Kolon Industries Inc.	12,191	625,504
Komipharm International Co. Ltd.[a]	26,074	179,855
Korea Aerospace Industries Ltd.	22,890	605,613
Korea District Heating Corp.	3,223	258,863
Korea Electric Power Corp.[a]	162,540	4,914,750
Korea Gas Corp.	16,583	1,027,917
Korea Investment Holdings Co. Ltd.	25,460	977,935
Korea Kolmar Co. Ltd.	12,660	320,597
Korea Zinc Co. Ltd.	5,460	1,485,855
Korean Air Lines Co. Ltd.[a]	19,889	572,257
Korean Reinsurance Co.	59,700	643,088
KT Corp.	16,810	536,084
KT Skylife Co. Ltd.	14,390	370,526

Security	Shares	Value

KT&G Corp.	69,385	$5,146,672
Kukdo Chemical Co. Ltd.[b]	8,802	430,826
Kumho Petro Chemical Co. Ltd.	8,861	845,659
Kumho Tire Co. Inc.[a]	37,980	412,709
Kwang Dong Pharmaceutical Co. Ltd.	46,060	310,752
LG Chem Ltd.	29,661	8,141,851
LG Corp.	60,802	3,590,782
LG Display Co. Ltd.[a]	147,330	3,396,818
LG Electronics Inc.	69,096	4,465,810
LG Fashion Corp.	14,620	474,532
LG Hausys Ltd.	5,412	728,725
LG Household & Health Care Ltd.	6,105	3,138,165
LG Innotek Co. Ltd.[a,b]	7,795	594,403
LG International Corp.	20,330	561,894
LG Life Sciences Ltd.[a]	8,786	371,514
LG Uplus Corp.[a]	139,920	1,388,226
LIG Insurance Co. Ltd.	26,130	786,394
Lock & Lock Co. Ltd.[b]	12,480	270,048
Lotte Chemical Corp.	11,142	2,305,677
Lotte Chilsung Beverage Co. Ltd.	441	640,060
Lotte Confectionery Co. Ltd.	501	830,345
Lotte Food Co. Ltd.	617	404,026
Lotte Shopping Co. Ltd.	7,156	2,650,621
LS Corp.	11,045	824,487
LS Industrial Systems Co. Ltd.	10,548	667,784
Lumens Co. Ltd.[a]	30,344	258,912
Maeil Dairy Industry Co. Ltd.	5,391	239,164
Mando Corp.	7,977	1,070,334
Medipost Co. Ltd.[a]	5,322	360,566
Medy-Tox Inc.	3,010	509,109
MegaStudy Co. Ltd.	3,357	242,663
Melfas Inc.	31,492	277,337
Meritz Fire & Marine Insurance Co. Ltd.	34,810	486,807
Meritz Securities Co. Ltd.	204,750	345,345
Mirae Asset Securities Co. Ltd.	17,250	577,010
Modetour Network Inc.	13,912	290,518
Muhak Co. Ltd.	16,272	278,298
Namhae Chemical Corp.	36,630	245,746
Namyang Dairy Products Co. Ltd.	421	357,629
NAVER Corp.	18,066	11,812,976
NCsoft Corp.	10,081	2,262,343
Neowiz Games Corp.[a]	11,369	177,792
NEPES Corp.	20,994	166,833
Nexen Corp.	2,697	206,677
Nexen Tire Corp.[b]	21,220	308,786
NH Investment & Securities Co. Ltd.	56,790	256,770
NHN Entertainment Corp.[a]	8,144	735,676
NICE Holdings Co. Ltd.	36,250	452,140
Nong Shim Holdings Co. Ltd.	5,054	368,197
NongShim Co. Ltd.	2,077	486,720
OCI Co. Ltd.	11,066	1,835,097
OCI Materials Co. Ltd.	8,195	252,053
ORION Corp.	2,266	1,931,335
Osstem Implant Co. Ltd.[a]	12,021	282,834
Ottogi Corp.	903	294,373
Paradise Co. Ltd.	24,762	639,933
Partron Co. Ltd.[b]	30,651	466,296
Pharmicell Co. Ltd.[a]	76,280	297,321
Poongsan Corp.	18,220	483,778
POSCO	41,770	12,926,084
POSCO Chemtech Co. Ltd.	1,923	231,131
POSCO ICT Co. Ltd.	34,115	257,885
Pyeong Hwa Automotive Co. Ltd.[b]	12,210	297,664
S&T Dynamics Co. Ltd.	24,990	297,528
S-Oil Corp.	26,825	1,921,322

10

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

S.M. Entertainment Co.[a]	10,639	$430,767
S1 Corp.	11,026	744,930
Samchully Co. Ltd.	2,781	346,870
SamkwangGlass Co. Ltd.	4,194	179,522
Samsung C&T Corp.	80,424	4,802,794
Samsung Card Co. Ltd.	20,520	738,743
Samsung Electro-Mechanics Co. Ltd.	37,598	2,906,091
Samsung Electronics Co. Ltd.	70,969	100,186,796
Samsung Engineering Co. Ltd.	18,778	1,116,069
Samsung Fine Chemicals Co. Ltd.	12,729	565,306
Samsung Fire & Marine Insurance Co. Ltd.	22,668	5,579,717
Samsung Heavy Industries Co. Ltd.	93,770	3,473,291
Samsung Life Insurance Co. Ltd.	38,412	3,702,187
Samsung SDI Co. Ltd.	21,963	3,642,168
Samsung Securities Co. Ltd.	35,762	1,529,085
Samsung Techwin Co. Ltd.	22,504	1,205,685
Sapphire Technology Co. Ltd.[a]	6,581	233,814
SBS Media Holdings Co. Ltd.	37,160	174,687
SeAH Besteel Corp.	11,140	285,263
SeAH Steel Corp.	2,201	177,403
Sebang Co. Ltd.[b]	14,700	257,663
Seegene Inc.[a,b]	5,942	356,531
Seobu T&Da	9,321	175,270
Seoul Semiconductor Co. Ltd.	21,977	868,032
SFA Engineering Corp.	6,424	250,392
Shinhan Financial Group Co. Ltd.	275,170	11,570,505
Shinsegae Co. Ltd.	4,471	1,083,636
Shinsegae Food Co. Ltd.	3,492	282,448
Shinsegae International Co. Ltd.	2,319	205,101
Simm Tech Co. Ltd.	31,291	200,761
Sindoh Co. Ltd.	3,696	227,006
SK Broadband Co. Ltd.[a]	110,164	449,171
SK C&C Co. Ltd.	15,111	1,934,745
SK Chemicals Co. Ltd.	10,393	522,449
SK Gas Co. Ltd.	3,351	227,981
SK Holdings Co. Ltd.	16,833	2,974,365
SK Hynix Inc.[a,b]	340,080	11,375,633
SK Innovation Co. Ltd.	38,315	5,213,418
SK Networks Co. Ltd.	79,810	563,338
SK Securities Co. Ltd.[a]	484,940	358,791
SK Telecom Co. Ltd.	6,193	1,322,515
SKC Co. Ltd.	15,760	490,685
SL Corp.	10,590	169,112
Soulbrain Co. Ltd.	7,269	350,297
Ssangyong Motor Co.[a]	30,300	217,308
STS Semiconductor & Telecommunications Co. Ltd.[a]	73,221	257,031
STX Offshore & Shipbuilding Co. Ltd.[a,b]	16,100	143,155
STX Pan Ocean Co. Ltd.[a]	56,010	40,328
Sung Kwang Bend Co. Ltd.	15,655	409,015
Sungwoo Hitech Co. Ltd.	20,148	329,359
Suprema Inc.[a]	12,900	263,900
Taekwang Industrial Co. Ltd.	283	318,753
Taewoong Co. Ltd.[a]	10,189	269,576
Taeyoung Engineering & Construction Co. Ltd.	51,110	266,102
Taihan Electric Wire Co. Ltd.[a]	125,420	310,498
Tera Resource Co. Ltd.[a]	196,444	88,356
TK Corp.[a]	14,211	305,490
TONGYANG Life Insurance Co.	21,990	233,759
TONGYANG Securities Inc.	130,790	327,500
ViroMed Co. Ltd.[a]	9,414	360,264
WeMade Entertainment Co. Ltd.[a,b]	6,323	231,519
Wonik IPS Co. Ltd.[a]	39,611	327,503
Woori Finance Holdings Co. Ltd.	237,620	2,840,303
Woori Financial Co. Ltd.	14,170	286,533
Woori Investment & Securities Co. Ltd.	82,940	830,732

Security	Shares	Value

YG Entertainment Inc.	4,302	$201,624
Youlchon Chemical Co. Ltd.	37,010	433,643
Youngone Corp.	15,450	569,357
Youngone Holdings Co. Ltd.	4,938	349,481
Yuhan Corp.	4,940	877,558
Yungjin Pharmaceutical Co. Ltd.[a]	147,910	238,294

		441,936,685
TAIWAN — 12.31%
A-DATA Technology Co. Ltd.	124,000	301,264
A.G.V. Products Corp.[a]	1,491,000	462,001
Ability Enterprise Co. Ltd.	384,000	251,727
AcBel Polytech Inc.	328,000	311,441
Accton Technology Corp.	477,000	246,607
Acer Inc.[a]	1,355,000	734,870
Advanced Semiconductor Engineering Inc.	3,640,000	3,616,138
Advantech Co. Ltd.	283,000	1,749,983
Airtac International Group	63,800	508,779
ALI Corp.	246,000	250,206
Alpha Networks Inc.	306,000	204,731
Altek Corp.	586,000	356,424
Ambassador Hotel Ltd. (The)	301,000	298,518
AmTRAN Technology Co. Ltd.	457,000	294,948
Ardentec Corp.	595,180	416,308
Asia Cement Corp.	1,168,520	1,551,762
Asia Optical Co. Inc.[a]	357,000	346,215
Asia Pacific Telecom Co. Ltd.	441,000	251,838
Asia Polymer Corp.	307,000	254,156
ASUSTeK Computer Inc.	418,000	3,679,428
AU Optronics Corp.[a]	5,416,000	1,689,183
Bank of Kaohsiung Co. Ltd.	1,380,776	439,978
BES Engineering Corp.	1,214,000	379,452
Capital Securities Corp.	878,000	304,099
Career Technology (MFG.) Co. Ltd.	246,000	229,841
Catcher Technology Co. Ltd.	566,000	3,442,590
Cathay Financial Holding Co. Ltd.	5,009,932	7,871,928
Cathay Real Estate Development Co. Ltd.	428,000	282,017
Chailease Holding Co. Ltd.	566,400	1,506,240
Chang Hwa Commercial Bank Ltd.	2,624,000	1,609,299
Cheng Loong Corp.	733,000	359,144
Cheng Shin Rubber Industry Co. Ltd.	1,132,650	2,969,982
Cheng Uei Precision Industry Co. Ltd.	283,000	565,158
Chia Hsin Cement Corp.[a]	622,000	326,826
Chicony Electronics Co. Ltd.	268,110	670,411
Chin-Poon Industrial Co. Ltd.	283,000	470,487
China Airlines Ltd.[a]	1,294,000	474,417
China Bills Finance Corp.	642,000	258,154
China Development Financial Holding Corp.	8,095,000	2,360,609
China Life Insurance Co. Ltd.	1,270,040	1,223,090
China Man-Made Fibers Corp.[a]	715,000	323,748
China Metal Products Co. Ltd.	283,320	428,417
China Motor Co. Ltd.	279,000	260,201
China Petrochemical Development Corp.	842,900	398,750
China Steel Chemical Corp.	80,000	452,794
China Steel Corp.	7,029,460	6,045,136
China Synthetic Rubber Corp.	290,000	277,320
Chipbond Technology Corp.	339,000	709,066
Chong Hong Construction Co.	74,000	242,549
Chroma ATE Inc.	283,000	573,765
Chung Hung Steel Corp.[a]	1,277,000	354,267
Chunghwa Telecom Co. Ltd.	2,547,000	7,986,808
Clevo Co.	343,175	734,033
CMC Magnetics Corp.[a]	1,733,000	279,913
Compal Electronics Inc.	2,604,000	1,966,595

11

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Compeq Manufacturing Co. Ltd.	679,000	$393,487
Continental Holdings Corp.	1,096,000	411,083
Coretronic Corp.	425,000	383,439
Coxon Precise Industrial Co. Ltd.	154,000	258,627
CSBC Corp. Taiwan	461,000	291,299
CTBC Financial Holding Co. Ltd.	8,474,935	5,541,326
CTCI Corp.	321,000	509,799
Cyberlink Corp.	115,540	334,587
CyberTAN Technology Inc.	307,000	325,735
D-Link Corp.	504,000	295,479
Delta Electronics Inc.	1,173,000	6,262,553
Depo Auto Parts Industrial Co. Ltd.	75,000	272,437
Dynapack International Technology Corp.	127,000	315,848
E Ink Holdings Inc.[a]	603,000	326,012
E.Sun Financial Holding Co. Ltd.	3,060,200	2,052,611
Eclat Textile Co. Ltd.	101,560	1,293,780
Elan Microelectronics Corp.	283,000	416,936
Elite Material Co. Ltd.	409,000	352,419
Elite Semiconductor Memory Technology Inc.[a]	246,000	287,612
Entire Technology Co. Ltd.[a]	268,000	269,865
Epistar Corp.	566,000	979,226
Eternal Chemical Co. Ltd.	385,000	340,846
EVA Airways Corp.[a]	823,000	474,155
Evergreen International Storage & Transport Corp.	302,000	206,136
Evergreen Marine Corp. Ltd.[a]	891,000	526,880
Everlight Chemical Industrial Corp.	496,850	414,685
Everlight Electronics Co. Ltd.	283,000	528,820
Far Eastern Department Stores Ltd.	616,360	628,981
Far Eastern International Bank Ltd.	1,052,418	430,299
Far Eastern New Century Corp.	1,886,560	2,176,996
Far EasTone Telecommunications Co. Ltd.	1,132,000	2,425,113
Faraday Technology Corp.	246,000	284,703
Farglory Land Development Co. Ltd.	283,000	503,001
Federal Corp.	360,550	277,777
Feng Hsin Iron & Steel Co. Ltd.	257,000	468,946
Feng Tay Enterprise Co. Ltd.	276,640	708,566
Firich Enterprises Co. Ltd.	110,184	452,367
First Financial Holding Co. Ltd.	3,853,030	2,337,024
FLEXium Interconnect Inc.	126,074	407,267
Forhouse Corp.	868,000	300,635
Formosa Chemicals & Fibre Corp.	2,058,210	5,800,321
Formosa Epitaxy Inc.[a]	335,000	163,006
Formosa Petrochemical Corp.	849,000	2,315,142
Formosa Plastics Corp.	2,607,800	6,855,675
Formosa Taffeta Co. Ltd.	310,000	392,816
Formosan Rubber Group Inc.	433,000	424,309
Foxconn Technology Co. Ltd.	566,400	1,343,559
Fubon Financial Holding Co. Ltd.	4,125,000	5,896,043
G Tech Optoelectronics Corp.	143,000	169,122
Gemtek Technology Corp.	185,000	176,911
Getac Technology Corp.	437,000	217,068
Giant Manufacturing Co. Ltd.	283,000	1,993,833
Gigabyte Technology Co. Ltd.	343,000	428,257
Gigastorage Corp.[a]	440,000	394,742
Gintech Energy Corp.[a]	298,000	318,703
Global Mixed Mode Technology Inc.	141,000	391,164
Gloria Material Technology Corp.	440,200	316,086
Goldsun Development & Construction Co. Ltd.	963,000	395,366
Grand Pacific Petrochemical Corp.	592,000	463,094
Grape King Bio Ltd.	70,000	357,167
Great Wall Enterprise Co. Ltd.	489,000	439,528
Greatek Electronics Inc.	185,000	159,095
HannStar Display Corp.[a]	1,663,000	618,132
HannsTouch Solution Inc.[a]	604,000	184,298
Hermes Microvision Inc.	20,000	622,423

Security	Shares	Value

Hey Song Corp.	150,000	$186,017
Highwealth Construction Corp.	283,400	626,288
Hiwin Technologies Corp.	107,340	890,450
Ho Tung Chemical Corp.	725,550	351,816
Holy Stone Enterprise Co. Ltd.	284,900	358,604
Hon Hai Precision Industry Co. Ltd.	7,075,400	18,648,415
Hotai Motor Co. Ltd.	156,000	1,813,341
HTC Corp.	566,000	2,887,950
Hua Nan Financial Holdings Co. Ltd.	2,865,200	1,665,251
Huaku Development Co. Ltd.	135,000	418,767
Hung Poo Real Estate Development Corp.	246,000	258,934
Hung Sheng Construction Ltd.	413,000	358,657
IEI Integration Corp.	231,210	291,806
Innolux Corp.[a]	4,341,000	1,642,874
Inventec Corp.	1,507,000	1,267,970
ITEQ Corp.	282,000	299,686
Jih Sun Financial Holdings Co. Ltd.	566,251	160,343
Kee Tai Properties Co. Ltd.	586,000	417,808
Kenda Rubber Industrial Co. Ltd.	300,560	651,007
Kerry TJ Logistics Co. Ltd.	155,000	224,691
Kindom Construction Co.	246,000	331,669
King Slide Works Co. Ltd.	44,000	455,700
King Yuan Electronics Co. Ltd.	661,000	423,260
King’s Town Bank	515,000	454,197
Kinpo Electronics Inc.	1,006,000	373,927
Kinsus Interconnect Technology Corp.	283,000	975,400
Kuoyang Construction Co. Ltd.	496,023	327,676
Largan Precision Co. Ltd.	65,000	2,317,193
LCY Chemical Corp.	298,000	356,464
Lealea Enterprise Co. Ltd.	744,000	274,029
Lien Hwa Industrial Corp.	432,000	279,543
Lite-On Technology Corp.	1,299,870	2,110,521
Long Bon International Co. Ltd.	328,000	220,558
Macronix International Co. Ltd.[a]	1,976,000	446,026
Makalot Industrial Co. Ltd.	99,000	555,315
Masterlink Securities Corp.	679,000	223,932
MediaTek Inc.	849,000	12,508,076
Medigen Biotechnology Corp.[a]	71,088	486,427
Mega Financial Holding Co. Ltd.	5,349,000	4,491,540
Mercuries & Associates Ltd.	230,560	172,176
Merida Industry Co. Ltd.	122,000	906,941
Merry Electronics Co. Ltd.	113,400	490,478
Micro-Star International Co. Ltd.	554,000	398,736
Microbio Co. Ltd.[a]	246,141	263,241
MIN AIK Technology Co. Ltd.	106,000	508,617
Mitac Holdings Corp.[a]	366,000	309,803
Motech Industries Inc.[a]	283,000	540,295
MStar Semiconductor Inc.	112,000	1,254,579
Nan Kang Rubber Tire Co. Ltd.[a]	326,000	411,989
Nan Ya Plastics Corp.	3,113,440	6,817,291
Nan Ya Printed Circuit Board Corp.[a]	177,000	217,108
National Petroleum Co. Ltd.	271,000	254,114
Neo Solar Power Corp.[a]	373,251	481,793
Novatek Microelectronics Corp. Ltd.	329,000	1,328,496
OptoTech Corp.	1,239,000	491,932
Oriental Union Chemical Corp.	334,000	361,154
Pacific Hospital Supply Co. Ltd.	139,000	500,220
Pan-International Industrial Corp.	318,200	248,375
PChome Online Inc.	51,000	367,068
Pegatron Corp.	992,000	1,233,547
Phihong Technology Co. Ltd.	573,000	344,644
Phison Electronics Corp.	66,000	404,778
Phytohealth Corp.[a]	304,000	412,435
Pixart Imaging Inc.	198,000	319,808
Pou Chen Corp.	1,199,000	1,559,826

12

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Powertech Technology Inc.	306,000	$473,052
President Chain Store Corp.	351,000	2,490,708
President Securities Corp.	352,000	195,067
Prince Housing & Development Corp.	680,200	407,973
Qisda Corp.[a]	1,252,000	280,911
Quanta Computer Inc.	1,698,000	3,781,111
Radiant Opto-Electronics Corp.	276,940	987,267
Radium Life Tech Co. Ltd.	428,369	403,849
Realtek Semiconductor Corp.	283,110	685,916
Rich Development Co. Ltd.	666,770	307,542
Richtek Technology Corp.	98,000	455,329
Ritek Corp.[a]	1,752,000	285,942
Ruentex Development Co. Ltd.	379,964	780,625
Ruentex Industries Ltd.	283,000	766,932
Sampo Corp.	1,309,000	484,340
Sanyang Industry Co. Ltd.	459,000	773,944
ScinoPharm Taiwan Ltd.	129,160	405,016
Sercomm Corp.	279,000	430,841
Sesoda Corp.	100,000	105,765
Shih Wei Navigation Co. Ltd.	421,675	298,510
Shihlin Electric & Engineering Corp.	246,000	313,381
Shihlin Paper Corp.[a]	124,000	193,580
Shin Kong Financial Holding Co. Ltd.	3,675,943	1,266,967
Shin Zu Shing Co. Ltd.	111,000	244,174
Shining Building Business Co. Ltd.[a]	271,700	240,081
Shinkong Synthetic Fibers Corp.	1,009,000	349,471
Shinkong Textile Co. Ltd.	145,000	194,761
Sigurd Microelectronics Corp.	368,000	368,075
Silicon Integrated Systems Corp.[a]	1,016,000	285,980
Siliconware Precision Industries Co. Ltd.	1,673,000	1,978,611
Silitech Technology Corp.	233,880	274,628
Simplo Technology Co. Ltd.	283,000	1,257,502
Sincere Navigation Corp.	236,000	218,105
Sino-American Silicon Products Inc.[a]	288,000	422,356
Sinon Corp.	837,000	504,847
SinoPac Financial Holdings Co. Ltd.	4,232,086	2,087,871
Sinyi Realty Co.	115,760	211,227
Solar Applied Materials Technology Corp.	318,000	266,486
Sonix Technology Co. Ltd.	371,000	490,797
St.Shine Optical Co. Ltd.	31,000	933,331
Standard Foods Corp.	276,700	839,618
Synnex Technology International Corp.	849,000	1,275,193
Ta Chen Stainless Pipe Co. Ltd.	860,200	395,307
Ta Chong Bank Ltd.[a]	1,065,675	385,305
Taichung Commercial Bank Co. Ltd.	1,088,300	399,002
Taiflex Scientific Co. Ltd.	283,000	585,240
Tainan Spinning Co. Ltd.	560,840	431,138
Taishin Financial Holdings Co. Ltd.	4,178,734	2,061,550
Taiwan Acceptance Corp.	60,000	159,762
Taiwan Business Bank Ltd.[a]	1,012,120	307,460
Taiwan Cement Corp.	2,056,000	3,254,835
Taiwan Cogeneration Corp.	374,000	226,215
Taiwan Cooperative Financial Holding Co. Ltd.	2,944,640	1,626,845
Taiwan Fertilizer Co. Ltd.	566,000	1,319,659
Taiwan Glass Industry Corp.	532,000	550,983
Taiwan Hon Chuan Enterprise Co. Ltd.	283,000	583,328
Taiwan Land Development Corp.[a]	1,307,538	486,008
Taiwan Life Insurance Co. Ltd.[a]	300,674	270,255
Taiwan Liposome Co. Ltd.[a]	22,000	277,658
Taiwan Mobile Co. Ltd.	1,132,000	3,706,522
Taiwan PCB Techvest Co. Ltd.	273,042	308,157
Taiwan Prosperity Chemical Corp.	228,000	214,179
Taiwan Sakura Corp.	701,000	477,298
Taiwan Secom Co. Ltd.	133,000	326,276
Taiwan Semiconductor Manufacturing Co. Ltd.	15,848,000	56,228,965

Security	Shares	Value

Taiwan Surface Mounting Technology Co. Ltd.	184,300	$265,919
Taiwan TEA Corp.[a]	648,000	504,710
Taiwan-Sogo Shinkong Security Corp.	294,000	368,071
Tatung Co. Ltd.[a]	1,216,000	331,592
Teco Electric and Machinery Co. Ltd.	1,261,000	1,384,825
Test Research Inc.	246,400	355,521
Test-Rite International Co. Ltd.	368,000	279,786
Ton Yi Industrial Corp.	487,000	511,783
Tong Hsing Electronic Industries Ltd.	91,000	484,304
Tong Yang Industry Co. Ltd.	283,400	449,606
Topco Scientific Co. Ltd.	276,521	483,075
Transcend Information Inc.	89,000	264,949
Tripod Technology Corp.	283,000	487,700
Tsann Kuen Enterprise Co. Ltd.	167,000	221,207
TSRC Corp.	250,000	372,542
TTY Biopharm Co. Ltd.	103,298	344,862
Tung Ho Steel Enterprise Corp.	562,000	491,850
TXC Corp.	246,000	275,144
U-Ming Marine Transport Corp.	283,000	499,175
Uni-President Enterprises Co.	2,830,860	5,050,666
Unimicron Technology Corp.	640,000	474,691
Union Bank of Taiwan[a]	943,819	342,842
Unitech Printed Circuit Board Corp.[a]	1,248,000	487,072
United Microelectronics Corp.	7,359,000	3,058,583
Unity Opto Technology Co. Ltd.[a]	379,000	272,141
UPC Technology Corp.	565,146	271,172
USI Corp.	481,000	332,380
Vanguard International Semiconductor Corp.	417,000	489,652
Visual Photonics Epitaxy Co. Ltd.	321,000	309,134
Wah Lee Industrial Corp.	283,000	446,102
Walsin Lihwa Corp.[a]	1,949,000	595,356
Wan Hai Lines Ltd.	569,000	297,055
Waterland Financial Holdings Co. Ltd.	883,450	301,509
Wei Chuan Foods Corp.	283,000	462,837
Win Semiconductors Corp.	293,000	246,526
Winbond Electronics Corp.[a]	1,667,000	411,765
Wintek Corp.[a]	1,224,000	377,614
Wistron Corp.	1,269,000	1,138,472
Wistron NeWeb Corp.	116,384	278,434
Wowprime Corp.	27,000	423,785
WPG Holdings Co. Ltd.	750,000	854,058
WT Microelectronics Co. Ltd.	347,000	418,009
Yageo Corp.[a]	1,092,500	376,546
Yang Ming Marine Transport Corp.[a]	736,000	323,309
Yem Chio Co. Ltd.	613,669	444,793
YFY Inc.	627,000	315,682
Yieh Phui Enterprise Co. Ltd.[a]	888,000	266,154
Young Fast Optoelectronics Co. Ltd.	225,000	198,816
Youngtek Electronics Corp.	204,853	389,023
Yuanta Financial Holding Co. Ltd.	5,066,000	2,747,493
Yulon Motor Co. Ltd.	566,000	931,412
YungShin Global Holding Corp.	283,000	540,295
Yungtay Engineering Co. Ltd.	283,000	879,773
Zhen Ding Technology Holding Ltd.	121,950	293,811
Zinwell Corp.	352,000	379,428

		349,891,040
THAILAND — 2.56%
Advanced Information Service PCL NVDR	690,400	4,902,249
Airports of Thailand PCL NVDR	291,200	1,700,405
Amata Corp. PCL NVDR	761,500	374,703
AP (Thailand) PCL NVDR	1,275,300	196,994
Bangchak Petroleum PCL NVDR	314,400	325,562
Bangkok Bank PCL Foreign	562,600	3,320,234

13

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Bangkok Bank PCL NVDR	397,600	$2,327,898
Bangkok Chain Hospital PCL NVDR	1,276,150	250,381
Bangkok Dusit Medical Services PCL NVDR	227,500	931,680
Bangkok Expressway PCL NVDR	331,800	371,996
Bangkok Land PCL NVDR	6,889,500	366,896
Bank of Ayudhya PCL NVDR	1,695,500	2,032,910
Banpu PCL NVDR	778,000	745,048
BEC World PCL NVDR	652,600	1,077,166
BTS Group Holdings PCL NVDR	2,805,300	816,866
Bumrungrad Hospital PCL NVDR	269,200	754,531
Central Pattana PCL NVDR	904,300	1,218,031
Central Plaza Hotel PCL NVDR	395,400	443,301
Charoen Pokphand Foods PCL NVDR	1,865,900	1,656,124
CP All PCL NVDR	2,912,800	3,696,562
Delta Electronics (Thailand) PCL NVDR	377,500	552,554
Dynasty Ceramic PCL NVDR	170,600	276,275
Esso (Thailand) PCL NVDR	1,038,000	216,587
Glow Energy PCL NVDR	366,800	773,924
Hana Microelectronics PCL NVDR	467,500	318,849
Hemaraj Land and Development PCL NVDR	3,454,500	434,637
Home Product Center PCL NVDR	1,945,300	648,231
Indorama Ventures PCL NVDR	967,700	705,206
IRPC PCL NVDR	7,569,500	834,507
Jasmine International PCL NVDR	2,394,200	585,315
Kasikornbank PCL Foreign	754,900	3,973,158
Kasikornbank PCL NVDR	451,200	2,374,737
Khon Kaen Sugar Industry PCL NVDR	551,000	216,213
Kiatnakin Bank PCL NVDR	305,500	382,945
Krung Thai Bank PCL NVDR	2,410,100	1,396,072
LPN Development PCL NVDR	407,600	236,106
Major Cineplex Group PCL NVDR	530,900	299,262
Minor International PCL NVDR	1,097,800	830,786
Polyplex PCL NVDR	1,001,800	304,190
Pruksa Real Estate PCL NVDR	541,800	354,338
PTT Exploration & Production PCL NVDR	940,701	4,687,392
PTT Global Chemical PCL NVDR	1,067,200	2,534,226
PTT PCL NVDR	567,100	5,210,044
Quality Houses PCL NVDR	2,966,900	255,018
Siam Cement PCL Foreign (The)	199,000	2,491,373
Siam Cement PCL NVDR (The)[b]	92,000	1,128,870
Siam Commercial Bank PCL NVDR	1,187,000	5,803,768
Siam Global House PCL NVDR	505,450	281,768
Sino-Thai Engineering & Construction PCL NVDR	521,428	316,657
Sri Trang Agro-Industry PCL NVDR	883,200	365,822
Supalai PCL NVDR	479,500	240,422
Thai Airways International PCL NVDR	521,300	269,498
Thai Oil PCL NVDR	571,200	1,120,698
Thai Tap Water Supply PCL NVDR	1,172,900	372,581
Thai Union Frozen Products PCL NVDR	219,500	451,168
Thai Vegetable Oil PCL NVDR	517,600	285,317
Thaicom PCL NVDR	328,600	391,434
Thanachart Capital PCL NVDR	574,600	586,053
Thoresen Thai Agencies PCL NVDR[a]	505,840	255,204
Ticon Industrial Connection PCL NVDR	452,300	245,096
TISCO Financial Group PCL NVDR	363,750	450,298
TMB Bank PCL NVDR	6,090,700	485,587
TPI Polene PCL NVDR	484,900	187,255
True Corp. PCL NVDR[a]	3,551,600	973,344

		72,612,322
TURKEY — 1.82%
Akbank TAS	1,212,245	4,443,427
Akfen Holding ASa,b	116,265	244,756
Akmerkez Gayrimenkul Yatirim Ortakligi AS	22,638	183,338

Security	Shares	Value

Aksa Akrilik Kimya Sanayii AS	82,165	$342,685
Albaraka Turk Katilim Bankasi ASa	353,713	308,361
Anadolu Efes Biracilik ve Malt Sanayii ASb	141,144	1,601,009
Arcelik AS	161,196	1,085,898
Asya Katilim Bankasi ASa	464,732	458,091
BIM Birlesik Magazalar AS	142,926	3,228,286
Bizim Toptan Satis Magazalari AS	24,003	274,052
Cimsa Cimento Sanayi ve TAS	43,672	279,054
Coca-Cola Icecek ASb	44,259	1,271,527
Dogan Sirketler Grubu Holding ASa	567,911	236,296
Dogan Yayin Holding ASa,b	606,576	189,287
Dogus Otomotiv Servis ve TAS	43,895	180,029
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,367,601	1,788,378
Enka Insaat ve Sanayi AS	309,761	1,028,010
Eregli Demir ve Celik Fabrikalari TAS	994,559	1,320,266
Ford Otomotiv Sanayi AS	51,250	660,029
Haci Omer Sabanci Holding AS	554,919	2,534,291
Ipek Dogal Enerji Kaynaklari Ve Uretim ASa	108,109	251,684
Is Gayrimenkul Yatirim Ortakligi AS	450,065	314,333
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	663,147	433,590
KOC Holding AS	442,762	2,092,255
Koza Altin Isletmeleri AS	32,019	512,279
Koza Anadolu Metal Madencilik Isletmeleri ASa	140,081	289,342
Sekerbank TAS[a,b]	325,924	309,966
Selcuk Ecza Deposu Ticaret ve Sanayi AS	150,537	141,675
TAV Havalimanlari Holding AS	113,331	844,853
Tofas Turk Otomobil Fabrikasi AS	94,107	617,638
Trakya Cam Sanayii AS	270,136	335,855
Turk Hava Yollari AO	379,719	1,406,889
Turk Telekomunikasyon AS	317,663	1,032,206
Turkcell Iletisim Hizmetleri ASa	511,188	3,101,792
Turkiye Garanti Bankasi AS	1,540,187	5,813,322
Turkiye Halk Bankasi ASb	420,769	3,230,512
Turkiye Is Bankasi AS Class C	1,089,039	2,805,064
Turkiye Petrol Rafinerileri AS	86,862	1,974,870
Turkiye Sinai Kalkinma Bankasi AS	582,365	571,158
Turkiye Sise ve Cam Fabrikalari ASb	382,463	519,082
Turkiye Vakiflar Bankasi TAO Class D	533,854	1,211,111
Ulker Biskuvi Sanayi AS	67,665	556,376
Yapi ve Kredi Bankasi AS	633,051	1,351,487
Yazicilar Holding AS	33,434	368,480

		51,742,889

TOTAL COMMON STOCKS (Cost: $2,631,997,090)		2,673,841,642

PREFERRED STOCKS — 5.45%

BRAZIL — 4.21%
AES Tiete SA	58,500	503,703
Banco ABC Brasil SA	48,283	258,668
Banco Bradesco SA	1,330,670	17,679,533
Banco Daycoval SA	62,200	238,590
Banco do Estado do Rio Grande do Sul SA Class B	119,900	698,871
Banco Industrial e Comercial SA	64,600	207,097
Banco Panamericano SA	117,600	234,368
Banco Pine SA	43,900	195,676
Bradespar SA	147,200	1,603,065
Braskem SA Class A	101,100	901,267
Centrais Eletricas Brasileiras SA Class B	156,400	697,792
Centrais Eletricas Santa Catarina SA	8,454	71,378
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	84,900	3,951,630
Companhia de Ferro Ligas da Bahia - Ferbasa	50,400	293,771

14

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Companhia Energetica de Minas Gerais	340,145	$2,861,694
Companhia Energetica de Sao Paulo Class B	104,800	1,055,074
Companhia Energetica do Ceara Class A	16,500	283,928
Companhia Paranaense de Energia Class B	60,700	816,878
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	74,300	301,244
Eucatex SA Industria e Comercio	61,400	169,996
Gerdau SA	555,600	4,286,210
GOL Linhas Aereas Inteligentes SA	58,800	249,741
Itau Unibanco Holding SA	1,623,080	22,927,983
Itausa - Investimentos Itau SA	1,852,789	7,384,951
Klabin SA	307,500	1,594,664
Lojas Americanas SA	261,100	1,779,274
Marcopolo SA	305,100	758,419
Metalurgica Gerdau SA	181,300	1,763,853
Oi SA	462,400	707,497
Petroleo Brasileiro SA	2,668,700	21,868,871
Randon SA Implementos e Participacoes	82,000	422,432
Saraiva Livreiros Editores SA	24,600	264,635
Suzano Papel e Celulose SA Class A	190,700	694,718
Telefonica Brasil SA	198,100	3,812,995
Usinas Siderurgicas de Minas Gerais SA Class A	253,400	1,352,118
Vale SA Class A	1,197,500	16,828,897

		119,721,481
CHILE — 0.08%
Embotelladora Andina SA Class B	168,836	838,523
Sociedad Quimica y Minera de Chile SA Series B	60,281	1,517,975

		2,356,498
COLOMBIA — 0.23%
Avianca Holdings SA	344,600	643,995
Banco Davivienda SA	76,252	943,430
Bancolombia SA	204,749	2,624,416
Grupo Argos SA	74,396	770,265
Grupo Aval Acciones y Valores SA	877,784	581,645
Grupo de Inversiones Suramericana SA	42,720	789,514

		6,353,265
RUSSIA — 0.27%
AK Transneft OAO	1,132	2,895,073
Sberbank of Russia	640,200	1,642,102
Surgutneftegas OJSC	4,520,700	3,222,829

		7,760,004
SOUTH AFRICA — 0.02%
Allied Electronics Corp. Ltd.	192,928	445,764

		445,764
SOUTH KOREA — 0.64%
Daishin Securities Co. Ltd.	10,730	59,921
Hyundai Motor Co. Ltd.	15,440	1,794,501
Hyundai Motor Co. Ltd. Series 2	24,162	2,899,531
LG Chem Ltd.	5,597	753,635
Samsung Electronics Co. Ltd.	13,376	12,677,056

		18,184,644

TOTAL PREFERRED STOCKS (Cost: $162,707,871)		154,821,656

Security	Shares	Value

RIGHTS — 0.01%

BRAZIL — 0.00%
Klabin SAa	9,424	$64,621

		64,621
CHILE — 0.00%
LATAM Airlines Group SAa	22,311	17,840

		17,840
SOUTH AFRICA — 0.01%
African Bank Investments Ltd.[a]	397,553	175,968
Northam Platinum Ltd.[a]	7,925	31

		175,999
SOUTH KOREA — 0.00%
JB Financial Group Co. Ltd.[a]	27,359	32,832
Posco ICT Co. Ltd.[a]	2,992	3,252

		36,084

TOTAL RIGHTS (Cost: $322,098)		294,544

SHORT-TERM INVESTMENTS — 1.60%

MONEY MARKET FUNDS — 1.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	43,079,809	43,079,809
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	2,494,106	2,494,106

		45,573,915

TOTAL SHORT-TERM INVESTMENTS (Cost: $45,573,915)		45,573,915

TOTAL INVESTMENTS IN SECURITIES — 101.16% (Cost: $2,840,600,974)		2,874,531,757
Other Assets, Less Liabilities — (1.16)%		(33,057,217)

NET ASSETS — 100.00%		$2,841,474,540

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.

15

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2013

[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
180	MSCI Emerging Markets-Mini (Dec. 2013)	NYSE Liffe	$9,125,100	$91,860

See accompanying notes to schedules of investments.

16

Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.38%

CANADA — 8.63%
Bank of Montreal	58,464	$4,064,924
Bank of Nova Scotia	84,280	5,191,177
BCE Inc.	164,808	7,300,930
Bell Aliant Inc.	49,392	1,260,576
Canadian Imperial Bank of Commerce	42,504	3,657,022
Dollarama Inc.	42,336	3,427,029
Enbridge Inc.	247,800	10,230,791
Fairfax Financial Holdings Ltd.	1,800	701,859
First Capital Realty Inc.	58,800	974,168
Franco-Nevada Corp.	32,760	1,318,507
Goldcorp Inc.	38,472	859,415
H&R Real Estate Investment Trust	32,760	658,789
Intact Financial Corp.	81,208	5,151,534
National Bank of Canada	96,432	8,421,746
Pembina Pipeline Corp.	126,168	4,022,074
RioCan Real Estate Investment Trust	61,992	1,442,791
Shaw Communications Inc. Class B	257,208	5,942,484
Shoppers Drug Mart Corp.	38,595	2,126,790
TELUS Corp. NVS	121,856	4,323,143
Thomson Reuters Corp.	145,992	5,456,601
Tim Hortons Inc.	94,080	5,465,118
TransCanada Corp.	244,272	10,809,619

		92,807,087
CHILE — 0.20%
Banco de Chile	10,927,392	1,587,210
Empresa Nacional de Electricidad SA	385,056	562,210

		2,149,420
CHINA — 5.85%
Beijing Enterprises Holdings Ltd.	336,000	3,007,797
China Communications Services Corp. Ltd. Class H	1,344,000	880,669
China Construction Bank Corp. Class H	7,224,000	5,851,769
China Gas Holdings Ltd.	1,344,000	1,820,281
China Mengniu Dairy Co. Ltd.	337,000	1,540,976
China Mobile Ltd.	1,532,000	16,500,423
China Petroleum & Chemical Corp. Class H	1,748,400	1,501,982
China Resources Gas Group Ltd.[a]	672,000	2,062,985
China Resources Power Holdings Co. Ltd.	336,000	813,059
China Telecom Corp. Ltd. Class H	2,016,000	1,089,568
China Unicom (Hong Kong) Ltd.	1,008,000	1,604,448
Guangdong Investment Ltd.	1,008,000	932,244
Haier Electronics Group Co. Ltd.	168,000	395,694
Hengan International Group Co. Ltd.[a]	336,000	4,234,320
Industrial and Commercial Bank of China Ltd. Class H	1,176,000	844,914
Inner Mongolia Yitai Coal Co. Ltd. Class B	672,000	1,262,016
Jiangsu Expressway Co. Ltd. Class H	776,000	1,028,975
Lenovo Group Ltd.	3,360,000	3,982,948
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	445,800	1,044,253
Shenzhou International Group Holdings Ltd.	336,000	1,269,863
Sinopec Engineering Group Co. Ltd.	588,000	898,005
SOHO China Ltd.[a]	1,092,000	985,985
Sun Art Retail Group Ltd.	1,428,000	2,121,927
Tencent Holdings Ltd.	67,200	3,886,733

Security	Shares	Value

Tingyi (Cayman Islands) Holding Corp.	672,000	$1,993,641
Yuexiu Property Co. Ltd.	1,680,000	439,901
Zhejiang Expressway Co. Ltd. Class H	1,008,000	938,745

		62,934,121
COLOMBIA — 0.06%
Corporacion Financiera Colombiana SA NVS	32,928	667,867

		667,867
CZECH REPUBLIC — 0.07%
Telefonica Czech Republic AS	52,416	773,840

		773,840
DENMARK — 0.06%
TrygVesta A/S	7,224	654,174

		654,174
EGYPT — 0.11%
Commercial International Bank (Egypt) SAE	186,140	1,167,076

		1,167,076
FRANCE — 0.25%
Iliad SA	11,088	2,629,874

		2,629,874
GERMANY — 0.11%
Fresenius Medical Care AG & Co. KGaA	17,304	1,211,940

		1,211,940
HONG KONG — 3.26%
Cheung Kong Infrastructure Holdings Ltd.	337,000	2,223,440
CLP Holdings Ltd.	1,034,000	8,475,902
Hang Seng Bank Ltd.	487,200	7,949,643
Hong Kong and China Gas Co. Ltd. (The)	168,000	396,128
Link REIT (The)	1,428,000	6,999,413
MTR Corp. Ltd.	950,000	3,694,543
Power Assets Holdings Ltd.	530,000	4,306,914
Swire Pacific Ltd. Class A	84,000	1,015,782

		35,061,765
INDONESIA — 0.37%
PT Bank Central Asia Tbk	3,360,000	2,710,470
PT Jasa Marga (Persero) Tbk	1,260,000	537,179
PT Telekomunikasi Indonesia (Persero) Tbk	4,200,000	763,636

		4,011,285
IRELAND — 0.08%
Ryanair Holdings PLC SP ADR[b]	18,303	879,002

		879,002
ISRAEL — 0.51%
Bank Leumi le-Israel BMb	127,008	516,641

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

November 30, 2013

Security	Shares	Value

NICE Systems Ltd.	34,944	$1,366,891
Teva Pharmaceutical Industries Ltd.	89,034	3,604,022

		5,487,554
JAPAN — 12.68%
ABC-MART Inc.	16,800	766,434
ANA Holdings Inc.[a]	672,000	1,358,902
Aozora Bank Ltd.	336,000	968,300
Astellas Pharma Inc.	33,600	1,992,400
Bank of Kyoto Ltd. (The)	168,000	1,442,602
Bank of Yokohama Ltd. (The)	504,000	2,762,116
Benesse Holdings Inc.	38,800	1,493,401
Chiba Bank Ltd. (The)	337,000	2,344,004
Chugai Pharmaceutical Co. Ltd.	67,200	1,605,080
Chugoku Bank Ltd. (The)	117,600	1,593,427
Eisai Co. Ltd.	134,400	5,251,795
FamilyMart Co. Ltd.	33,600	1,536,150
Gunma Bank Ltd. (The)	220,000	1,246,520
Hachijuni Bank Ltd. (The)	220,000	1,304,547
Hisamitsu Pharmaceutical Co. Inc.	33,600	1,782,328
ITOCHU Techno-Solutions Corp.	16,800	641,704
Iyo Bank Ltd. (The)	151,200	1,530,242
Japan Airlines Co. Ltd.	33,700	1,715,205
Japan Real Estate Investment Corp.	168	1,775,763
Kamigumi Co. Ltd.	168,000	1,514,815
Keikyu Corp.	220,000	1,846,139
Keio Corp.	168,000	1,114,365
Keisei Electric Railway Co. Ltd.	168,000	1,632,980
Kintetsu Corp.	168,000	589,186
Kyowa Hakko Kirin Co. Ltd.	168,000	1,957,935
Lawson Inc.	33,600	2,465,061
McDonald’s Holdings Co. (Japan) Ltd.	33,900	933,231
Miraca Holdings Inc.	38,800	1,804,210
Mitsubishi Tanabe Pharma Corp.	134,400	1,848,632
Nippon Prologis REIT Inc.	168	1,624,774
Nippon Telegraph and Telephone Corp.	50,400	2,530,709
Nissin Foods Holdings Co. Ltd.	33,600	1,352,337
Nitori Holdings Co. Ltd.	19,400	1,798,525
NTT DOCOMO Inc.	604,800	9,748,645
Odakyu Electric Railway Co. Ltd.	168,000	1,495,120
Oracle Corp. Japan	22,000	868,266
Oriental Land Co. Ltd.	33,600	4,953,099
Osaka Gas Co. Ltd.	672,000	2,717,804
Otsuka Holdings Co. Ltd.	235,200	6,874,600
PARK24 Co. Ltd.	67,200	1,269,621
Rakuten Inc.	33,600	516,645
Rinnai Corp.	16,800	1,270,278
Sankyo Co. Ltd.	33,600	1,541,074
Sanrio Co. Ltd.[a]	16,800	769,716
Santen Pharmaceutical Co. Ltd.	51,000	2,428,809
Secom Co. Ltd.	100,800	6,223,377
Seven Bank Ltd.	302,400	1,045,764
Shimamura Co. Ltd.	16,800	1,724,886
Shizuoka Bank Ltd. (The)	336,000	3,804,269
Suzuken Co. Ltd.	38,800	1,319,045
Takeda Pharmaceutical Co. Ltd.	218,400	10,614,370
Tobu Railway Co. Ltd.	672,000	3,282,372
Toho Co. Ltd.	67,200	1,456,060
Tokyo Gas Co. Ltd.	168,000	837,005
TonenGeneral Sekiyu K.K.	168,000	1,624,774
Tsumura & Co.	16,800	456,086
Unicharm Corp.	22,000	1,392,663

Security	Shares	Value

USS Co. Ltd.	151,200	$2,078,234
West Japan Railway Co.	100,800	4,411,508
Yamato Holdings Co. Ltd.	235,200	4,990,518
Yamazaki Baking Co. Ltd.	44,000	453,475

		136,291,902
MALAYSIA — 1.27%
Hong Leong Bank Bhd	122,800	537,988
IHH Healthcare Bhd[b]	1,562,400	1,963,301
Malayan Banking Bhd	739,200	2,243,058
Maxis Bhd	1,461,600	3,188,039
Petronas Dagangan Bhd	84,000	813,155
Public Bank Bhd Foreign	672,000	3,823,916
Telekom Malaysia Bhd	655,200	1,044,905

		13,614,362
NEW ZEALAND — 0.15%
Auckland International Airport Ltd.	557,088	1,600,919

		1,600,919
PHILIPPINES — 0.32%
Bank of the Philippine Islands	445,200	935,657
International Container Terminal Services Inc.	443,520	1,032,432
Philippine Long Distance Telephone Co.	24,360	1,508,066

		3,476,155
SINGAPORE — 1.34%
ComfortDelGro Corp. Ltd.	1,680,000	2,633,376
Oversea-Chinese Banking Corp. Ltd.	336,000	2,798,213
Singapore Airlines Ltd.[a]	336,000	2,803,574
Singapore Press Holdings Ltd.[a]	99,000	336,423
Singapore Telecommunications Ltd.	1,368,000	4,059,477
StarHub Ltd.[a]	504,000	1,708,679

		14,339,742
SWITZERLAND — 5.17%
Barry Callebaut AG Registered	1,344	1,537,870
Givaudan SA Registered[b]	4,536	6,420,123
Lindt & Spruengli AG Registered	67	3,448,055
Nestle SA Registered	173,880	12,738,180
Novartis AG Registered	176,736	14,013,317
Roche Holding AG Genusschein	17,304	4,838,954
Schindler Holding AG Registered	6,552	914,300
SGS SA Registered	717	1,621,016
Swiss Prime Site AG Registered[b]	34,380	2,640,372
Swisscom AG Registered	14,448	7,405,869

		55,578,056
TAIWAN — 3.69%
Advanced Semiconductor Engineering Inc.	840,000	834,493
Advantech Co. Ltd.	168,000	1,038,859
Chang Hwa Commercial Bank Ltd.	1,079,408	662,001
China Airlines Ltd.[b]	1,848,000	677,529
China Steel Corp.	6,108,890	5,253,472
Chunghwa Telecom Co. Ltd.	2,352,000	7,375,333
EVA Airways Corp.[b]	1,008,000	580,739
Far EasTone Telecommunications Co. Ltd.	1,060,000	2,270,866

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

November 30, 2013

Security	Shares	Value

First Financial Holding Co. Ltd.	3,937,096	$2,388,013
Hua Nan Financial Holdings Co. Ltd.	3,528,000	2,050,470
Kinsus Interconnect Technology Corp.	168,000	579,036
Lite-On Technology Corp.	1,350,733	2,193,104
MStar Semiconductor Inc.	40,000	448,064
Taiwan Cooperative Financial Holding Co. Ltd.	3,696,679	2,042,330
Taiwan Mobile Co. Ltd.	892,000	2,920,687
Taiwan Semiconductor Manufacturing Co. Ltd.	2,352,000	8,344,935

		39,659,931
THAILAND — 0.19%
Advanced Information Service PCL NVDR	288,600	2,049,231

		2,049,231
UNITED KINGDOM — 3.17%
AstraZeneca PLC	65,520	3,770,865
Babcock International Group PLC	126,000	2,703,765
British Sky Broadcasting Group PLC	238,056	3,193,671
Capita PLC	34,470	562,942
Compass Group PLC	350,952	5,294,616
GlaxoSmithKline PLC	152,376	4,039,768
Intertek Group PLC	6,048	300,873
Pearson PLC	195,720	4,328,088
Randgold Resources Ltd.	7,224	514,274
Reckitt Benckiser Group PLC	42,168	3,390,808
SSE PLC	93,796	2,038,836
Vodafone Group PLC	839,664	3,119,434
Wm Morrison Supermarkets PLC	192,024	835,117

		34,093,057
UNITED STATES — 51.84%
3M Co.	4,536	605,601
Abbott Laboratories	206,304	7,878,750
Actavis PLC[b]	4,788	780,779
Airgas Inc.	4,536	492,746
Alleghany Corp.[b]	8,232	3,244,231
Allergan Inc.	5,778	560,755
Altria Group Inc.	160,776	5,945,497
American Tower Corp.	30,408	2,364,830
AmerisourceBergen Corp.	116,424	8,211,385
Amgen Inc.	21,504	2,453,176
Aon PLC	49,896	4,073,509
Arch Capital Group Ltd.[b]	82,992	4,882,419
AT&T Inc.	131,040	4,613,918
Automatic Data Processing Inc.	224,377	17,954,648
AutoZone Inc.[a,b]	16,800	7,754,880
Becton, Dickinson and Co.	61,488	6,676,982
Bed Bath & Beyond Inc.[b]	11,760	917,633
Berkshire Hathaway Inc. Class Bb	30,576	3,563,021
Bristol-Myers Squibb Co.	114,408	5,878,283
C.H. Robinson Worldwide Inc.	12,264	719,038
C.R. Bard Inc.	50,232	6,976,220
Chevron Corp.	5,002	612,445
Chubb Corp. (The)	78,228	7,545,091
Church & Dwight Co. Inc.	81,834	5,339,669
Clorox Co. (The)	65,636	6,115,306
Coca-Cola Co. (The)	101,472	4,078,160
Cole Real Estate Investment Inc.	290,976	4,163,867
Colgate-Palmolive Co.	166,656	10,967,631
Consolidated Edison Inc.	183,288	10,119,331

Security	Shares	Value

Costco Wholesale Corp.	8,745	$1,096,885
Crown Castle International Corp.[b]	8,064	598,591
Dollar General Corp.[b]	106,512	6,064,793
Dollar Tree Inc.[b]	54,432	3,029,141
Dominion Resources Inc.	116,088	7,535,272
Duke Energy Corp.	121,632	8,509,375
Ecolab Inc.	63,840	6,841,733
Eli Lilly and Co.	182,952	9,187,849
Everest Re Group Ltd.	30,072	4,716,192
Exxon Mobil Corp.	110,766	10,354,406
Family Dollar Stores Inc.	63,504	4,430,674
Federal Realty Investment Trust[a]	38,808	4,017,404
First Republic Bank	57,960	2,961,756
Forest Laboratories Inc.[b]	109,596	5,623,371
General Mills Inc.	296,520	14,953,504
Genuine Parts Co.	13,104	1,085,535
Health Care REIT Inc.[a]	91,392	5,117,038
Hershey Co. (The)	52,080	5,046,031
Hormel Foods Corp.	90,888	4,091,778
International Business Machines Corp.	31,248	5,614,641
Intuit Inc.	67,704	5,025,668
J.B. Hunt Transport Services Inc.	21,672	1,629,518
J.M. Smucker Co. (The)	54,096	5,638,967
Johnson & Johnson	179,355	16,977,744
Kellogg Co.	131,926	7,999,993
Kimberly-Clark Corp.	100,296	10,948,311
Kinder Morgan Inc.	122,136	4,340,713
Kinder Morgan Management LLC[a,b]	68,327	5,231,798
Laboratory Corp. of America Holdings[a,b]	47,376	4,825,246
Marsh & McLennan Companies Inc.	168,504	7,995,515
McCormick & Co. Inc. NVS	70,224	4,845,456
McDonald’s Corp.	164,640	16,030,997
McKesson Corp.	12,522	2,077,275
Merck & Co. Inc.	177,576	8,848,612
Microsoft Corp.	86,688	3,305,413
Motorola Solutions Inc.	45,656	3,007,817
Newmont Mining Corp.	15,456	383,772
NextEra Energy Inc.	12,768	1,080,045
O’Reilly Automotive Inc.[b]	59,808	7,473,608
PartnerRe Ltd.	30,408	3,128,983
Patterson Companies Inc.	20,097	833,825
Paychex Inc.	200,592	8,771,888
People’s United Financial Inc.	189,672	2,871,634
PepsiCo Inc.	105,168	8,882,489
Perrigo Co.	12,432	1,938,025
PetSmart Inc.	44,016	3,262,026
Pfizer Inc.	142,800	4,531,044
PG&E Corp.	206,472	8,335,275
Procter & Gamble Co. (The)	124,471	10,482,948
QUALCOMM Inc.	104,496	7,688,816
Raytheon Co.	12,096	1,072,673
RenaissanceRe Holdings Ltd.	28,392	2,688,722
Republic Services Inc.	81,696	2,852,007
Reynolds American Inc.	46,560	2,348,952
Ross Stores Inc.	71,400	5,459,244
SCANA Corp.	13,776	649,814
Sherwin-Williams Co. (The)	4,536	830,224
Southern Co. (The)	344,736	14,006,624
Starbucks Corp.	50,400	4,105,584
Stericycle Inc.[b]	47,544	5,585,469
Synopsys Inc.[b]	92,064	3,372,304
Target Corp.	107,352	6,863,013
TJX Companies Inc. (The)	179,424	11,282,181

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

November 30, 2013

	Shares	Value

Total System Services Inc.	100,464	$3,119,407
Travelers Companies Inc. (The)	54,264	4,923,915
United Parcel Service Inc. Class B	51,912	5,314,751
Verisk Analytics Inc. Class Aa,b	90,552	5,895,841
Verizon Communications Inc.	177,447	8,804,920
Visa Inc. Class A	12,600	2,563,596
W.R. Berkley Corp.	70,392	3,082,466
Wal-Mart Stores Inc.	112,224	9,091,266
Waste Management Inc.	156,471	7,147,595
Wisconsin Energy Corp.	143,304	5,985,808
Xcel Energy Inc.	169,512	4,749,726
Yum! Brands Inc.	10,080	783,014

		557,338,307

TOTAL COMMON STOCKS
(Cost: $957,782,779)		1,068,476,667

PREFERRED STOCKS — 0.28%

COLOMBIA — 0.28%
Banco Davivienda SA	48,552	600,711
Grupo Argos SA	66,864	692,281
Grupo Aval Acciones y Valores SA	837,984	555,272
Grupo de Inversiones Suramericana SA	64,680	1,195,360

		3,043,624

TOTAL PREFERRED STOCKS
(Cost: $3,249,063)		3,043,624

SHORT-TERM INVESTMENTS — 3.00%

MONEY MARKET FUNDS — 3.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	27,134,198	27,134,198
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,570,935	1,570,935
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,565,345	3,565,345

		32,270,478

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,270,478)		32,270,478

TOTAL INVESTMENTS IN SECURITIES — 102.66%
(Cost: $993,302,320)		1,103,790,769
Other Assets, Less Liabilities — (2.66)%		(28,598,194)

NET ASSETS — 100.00%		$1,075,192,575

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

20

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.03%

AIR FREIGHT & LOGISTICS — 0.35%
Toll Holdings Ltd.	1,354,961	$7,082,685

		7,082,685
AIRLINES — 0.12%
Qantas Airways Ltd.[a]	2,184,294	2,435,264

		2,435,264
BEVERAGES — 0.91%
Coca-Cola Amatil Ltd.	1,138,993	12,584,109
Treasury Wine Estates Ltd.	1,287,074	5,775,108

		18,359,217
BIOTECHNOLOGY — 3.00%
CSL Ltd.	968,680	60,841,763

		60,841,763
CAPITAL MARKETS — 1.49%
Macquarie Group Ltd.	608,204	30,113,649

		30,113,649
CHEMICALS — 1.14%
Incitec Pivot Ltd.	3,238,726	7,665,651
Orica Ltd.	732,068	15,507,435

		23,173,086
COMMERCIAL BANKS — 36.31%
Australia and New Zealand Banking Group Ltd.	5,455,971	159,051,529
Bank of Queensland Ltd.	635,994	7,073,245
Bendigo and Adelaide Bank Ltd.	819,408	8,431,672
Commonwealth Bank of Australia	3,205,378	227,953,145
National Australia Bank Ltd.	4,671,102	147,611,247
Westpac Banking Corp.	6,172,159	185,457,339

		735,578,177
COMMERCIAL SERVICES & SUPPLIES — 1.33%
Brambles Ltd.	3,096,997	26,915,126

		26,915,126
CONSTRUCTION & ENGINEERING — 0.25%
Leighton Holdings Ltd.	335,465	4,984,744

		4,984,744
CONSTRUCTION MATERIALS — 0.83%
Boral Ltd.	1,539,169	6,779,668
James Hardie Industries SE	879,752	10,081,680

		16,861,348

Security	Shares	Value

CONTAINERS & PACKAGING — 1.20%
Amcor Ltd.	2,399,468	$24,208,013

		24,208,013
DIVERSIFIED FINANCIAL SERVICES — 0.64%
ASX Ltd.	385,090	13,056,034

		13,056,034
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.98%
Telstra Corp. Ltd.	8,660,555	40,047,126

		40,047,126
ELECTRIC UTILITIES — 0.18%
SP AusNet	3,364,178	3,566,252

		3,566,252
ENERGY EQUIPMENT & SERVICES — 0.30%
WorleyParsons Ltd.	411,689	6,151,232

		6,151,232
FOOD & STAPLES RETAILING — 7.85%
Metcash Ltd.	1,751,564	4,882,036
Wesfarmers Ltd.	1,977,060	77,545,166
Woolworths Ltd.	2,486,411	76,550,678

		158,977,880
GAS UTILITIES — 0.46%
APA Group	1,661,842	9,294,291

		9,294,291
HEALTH CARE EQUIPMENT & SUPPLIES — 0.30%
Cochlear Ltd.	113,542	6,067,908

		6,067,908
HEALTH CARE PROVIDERS & SERVICES — 1.02%
Ramsay Health Care Ltd.	261,226	9,248,070
Sonic Healthcare Ltd.	755,491	11,453,832

		20,701,902
HOTELS, RESTAURANTS & LEISURE — 1.65%
Crown Resorts Ltd.	796,779	12,305,512
Echo Entertainment Group Ltd.	1,559,813	3,592,098
Flight Centre Travel Group Ltd.	109,969	4,893,112
Tabcorp Holdings Ltd.	1,481,207	4,778,214
Tatts Group Ltd.	2,789,322	7,876,481

		33,445,417
INSURANCE — 5.60%
AMP Ltd.	5,855,750	24,936,962
Insurance Australia Group Ltd.	4,134,358	22,858,018
QBE Insurance Group Ltd.	2,427,655	34,719,736

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

November 30, 2013

Security	Shares	Value

Suncorp Group Ltd.	2,558,665	$30,841,347

		113,356,063
IT SERVICES — 0.46%
Computershare Ltd.	940,096	9,355,676

		9,355,676
MEDIA — 0.19%
REA Group Ltd.	104,808	3,880,001

		3,880,001
METALS & MINING — 15.24%
Alumina Ltd.[a]	5,022,447	4,658,611
BHP Billiton Ltd.	6,386,936	218,234,365
Fortescue Metals Group Ltd.	3,096,203	16,071,369
Iluka Resources Ltd.	832,509	6,672,117
Newcrest Mining Ltd.	1,524,480	10,713,298
Rio Tinto Ltd.	866,651	52,318,818

		308,668,578
MULTI-UTILITIES — 0.75%
AGL Energy Ltd.	1,102,072	15,117,005

		15,117,005
MULTILINE RETAIL — 0.15%
Harvey Norman Holdings Ltd.[b]	1,056,417	3,118,265

		3,118,265
OIL, GAS & CONSUMABLE FUELS — 5.03%
Caltex Australia Ltd.	268,372	4,672,048
Origin Energy Ltd.	2,183,500	27,835,724
Santos Ltd.	1,924,259	24,618,788
Woodside Petroleum Ltd.	1,310,894	44,803,742

		101,930,302
PROFESSIONAL SERVICES — 0.68%
ALS Ltd.	765,416	5,868,601
Seek Ltd.	639,964	7,819,196

		13,687,797
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.53%
BGP Holdings PLC[a,c]	18,888,372	257
CFS Retail Property Trust Group	4,218,522	7,902,951
Dexus Property Group	9,292,976	8,874,548
Federation Centres	2,838,947	6,174,608
Goodman Group	3,417,773	15,116,933
GPT Group	3,437,226	11,245,175
Mirvac Group	7,288,126	11,322,437
Stockland Corp. Ltd.	4,585,350	16,132,747
Westfield Group	4,096,246	38,930,903
Westfield Retail Trust	5,957,779	16,605,782

		132,306,341

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.54%
Lend Lease Group	1,087,383	$10,980,445

		10,980,445
ROAD & RAIL — 1.36%
Asciano Ltd.	1,939,742	10,228,098
Aurizon Holdings Ltd.	4,037,490	17,230,721

		27,458,819
TRANSPORTATION INFRASTRUCTURE — 1.19%
Sydney Airport	1,692,014	6,123,141
Transurban Group	2,806,393	17,978,010

		24,101,151

TOTAL COMMON STOCKS
(Cost: $1,949,349,704)		2,005,821,557

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	1,582,388	1,582,388
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	91,612	91,612
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	201,474	201,474

		1,875,474

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,875,474)		1,875,474

TOTAL INVESTMENTS IN SECURITIES — 99.12%
(Cost: $1,951,225,178)		2,007,697,031
Other Assets, Less Liabilities — 0.88%		17,895,613

NET ASSETS — 100.00%		$2,025,592,644

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

November 30, 2013

Financial futures contracts purchased as of November 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
152	ASX SPI 200 Index (Dec. 2013)	Sydney Futures	$18,505,654	$(277,993)

See accompanying notes to schedules of investments.

23

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRIA CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.25%

AIR FREIGHT & LOGISTICS — 4.10%
Oesterreichische Post AG	89,336	$4,322,315

		4,322,315
BUILDING PRODUCTS — 4.41%
Wienerberger AG	277,420	4,645,971

		4,645,971
CHEMICALS — 1.85%
Lenzing AG	30,316	1,956,518

		1,956,518
COMMERCIAL BANKS — 18.90%
Erste Group Bank AG	432,692	15,264,406
Raiffeisen International Bank Holding AG	126,516	4,669,911

		19,934,317
CONSTRUCTION MATERIALS — 2.44%
RHI AG	71,708	2,569,728

		2,569,728
CONTAINERS & PACKAGING — 3.09%
Mayr-Melnhof Karton AG	26,312	3,259,368

		3,259,368
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.59%
Telekom Austria AG	568,308	4,842,314

		4,842,314
ELECTRIC UTILITIES — 1.99%
EVN AG	131,768	2,093,700

		2,093,700
ELECTRICAL EQUIPMENT — 1.72%
Zumtobel AG	114,556	1,809,295

		1,809,295
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.08%
Austria Technologie & Systemtechnik AG	173,420	1,730,760
Kapsch TrafficCom AGa	27,508	1,520,051

		3,250,811
ENERGY EQUIPMENT & SERVICES — 3.14%
Schoeller-Bleckmann Oilfield Equipment AG	31,460	3,311,953

		3,311,953

Security	Shares	Value

INSURANCE — 4.54%
Vienna Insurance Group AG	91,000	$4,785,059

		4,785,059
MACHINERY — 9.63%
Andritz AG	98,488	6,257,606
Palfinger AG	50,856	1,960,615
Semperit AG Holding	39,052	1,932,244

		10,150,465
METALS & MINING — 8.90%
AMAG Austria Metall AGb	44,876	1,338,721
Voestalpine AG	161,460	8,047,093

		9,385,814
OIL, GAS & CONSUMABLE FUELS — 11.10%
OMV AG	238,420	11,702,579

		11,702,579
REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.22%
CA Immobilien Anlagen AGc	211,536	3,533,967
conwert Immobilien Invest SE	206,388	2,626,859
IMMOEAST AG Escrow[c],d	998,769	14
IMMOFINANZ AGc	1,266,512	6,076,854
IMMOFINANZ AG Escrow[c],d	897,599	12
S IMMO AG	244,764	1,707,950

		13,945,656
TRANSPORTATION INFRASTRUCTURE — 2.55%
Flughafen Wien AG	33,540	2,691,120

		2,691,120

TOTAL COMMON STOCKS
(Cost: $120,784,681)		104,656,983

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	390,978	390,978
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	22,636	22,636

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA CAPPED ETF

November 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	15,959	$15,959

		429,573

TOTAL SHORT-TERM INVESTMENTS
(Cost: $429,573)		429,573

TOTAL INVESTMENTS IN SECURITIES — 99.66%
(Cost: $121,214,254)		105,086,556
Other Assets, Less Liabilities — 0.34%		359,156

NET ASSETS — 100.00%		$105,445,712

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

25

Schedule of Investments  (Unaudited)

iSHARES® MSCI BELGIUM CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

AIR FREIGHT & LOGISTICS — 1.01%
bpost SAa	31,415	$669,399

		669,399
BEVERAGES — 21.49%
Anheuser-Busch InBev NV	139,462	14,269,820

		14,269,820
BIOTECHNOLOGY — 3.45%
Ablynx NVa,b	113,300	1,152,349
Galapagos NVa,b	29,046	580,954
ThromboGenics NVa,b	23,278	560,670

		2,293,973
CAPITAL MARKETS — 1.83%
GIMV NV	13,802	703,013
RHJ International SAa,b	97,541	511,307

		1,214,320
CHEMICALS — 9.63%
Solvay SA	23,793	3,631,520
Tessenderlo Chemie NV	22,042	531,800
Umicore SA	49,852	2,233,460

		6,396,780
COMMERCIAL BANKS — 8.28%
KBC Groep NV	96,202	5,501,322

		5,501,322
COMMUNICATIONS EQUIPMENT — 0.84%
EVS Broadcast Equipment SA	9,888	555,349

		555,349
CONSTRUCTION & ENGINEERING — 1.23%
Compagnie d’Entreprises CFE SA	9,064	814,265

		814,265
DISTRIBUTORS — 1.09%
SA D’Ieteren NV	15,347	721,633

		721,633
DIVERSIFIED FINANCIAL SERVICES — 8.36%
Ackermans & van Haaren NV	12,875	1,430,094
Groupe Bruxelles Lambert SA	33,269	2,947,049
KBC Ancora SCA[a,b]	30,900	1,177,172
		5,554,315

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.24%
Belgacom SA	72,203	$2,149,996

		2,149,996
ELECTRIC UTILITIES — 1.27%
Elia System Operator SA	18,643	841,205

		841,205
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.97%
Barco NV	8,446	643,061

		643,061
FOOD & STAPLES RETAILING — 6.75%
Colruyt SA	35,123	1,984,601
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	42,745	2,496,466

		4,481,067
HEALTH CARE EQUIPMENT & SUPPLIES — 0.91%
Ion Beam Applications SAa	58,710	603,521

		603,521
HEALTH CARE PROVIDERS & SERVICES — 1.15%
Arseus NV	23,587	766,582

		766,582
HEALTH CARE TECHNOLOGY — 0.87%
Agfa-Gevaert NVa	263,165	576,883

		576,883
INSURANCE — 5.90%
Ageas	92,700	3,918,997

		3,918,997
IT SERVICES — 1.35%
Econocom Group SAb	86,417	900,107

		900,107
MARINE — 0.98%
Compagnie Maritime Belge SA	23,278	653,851

		653,851
MEDIA — 3.24%
Kinepolis Group NV	4,532	681,845
Telenet Group Holding NV	26,677	1,471,044

		2,152,889
METALS & MINING — 2.72%
Bekaert NV	27,398	997,316
Nyrstar NVa,b	141,419	431,310

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

November 30, 2013

Security	Shares	Value

Viohalco SAa	69,422	$378,086

		1,806,712
OIL, GAS & CONSUMABLE FUELS — 2.15%
Euronav SAa	76,220	643,420
Exmar NV	49,234	786,315

		1,429,735
PHARMACEUTICALS — 4.43%
UCB SA	43,775	2,944,034

		2,944,034
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.64%
Befimmo SA	11,124	766,079
Cofinimmo SA	9,270	1,145,407
Intervest Offices & Warehouses	17,304	448,823
Warehouses De Pauw SCA	9,991	720,292

		3,080,601
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.24%
Melexis NV	25,853	822,980

		822,980
WIRELESS TELECOMMUNICATION SERVICES — 0.79%
Mobistar SA	28,428	524,081

		524,081

TOTAL COMMON STOCKS
(Cost: $62,814,842)		66,287,478

SHORT-TERM INVESTMENTS — 4.54%

MONEY MARKET FUNDS — 4.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	2,814,280	2,814,280
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	162,933	162,933

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	34,136	$34,136

		3,011,349

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,011,349)		3,011,349

TOTAL INVESTMENTS IN SECURITIES — 104.35%
(Cost: $65,826,191)		69,298,827
Other Assets, Less Liabilities — (4.35)%		(2,887,041)

NET ASSETS — 100.00%		$66,411,786

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

27

Schedule of Investments  (Unaudited)

iSHARES® MSCI BRAZIL CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 58.82%

AEROSPACE & DEFENSE — 1.22%
Embraer SA	7,430,332	$57,767,587

		57,767,587
BEVERAGES — 6.83%
AMBEV SA	42,993,160	323,565,794

		323,565,794
CAPITAL MARKETS — 0.68%
CETIP SA - Mercados Organizados	2,950,326	32,244,000

		32,244,000
COMMERCIAL BANKS — 4.39%
Banco Bradesco SA	4,053,820	59,628,031
Banco do Brasil SA	7,216,497	79,549,256
Banco Santander (Brasil) SA Units	10,796,741	68,947,366

		208,124,653
DIVERSIFIED CONSUMER SERVICES — 2.17%
Anhanguera Educacional Participacoes SA	5,614,600	38,164,602
Estacio Participacoes SA	3,180,800	27,278,606
Kroton Educacional SA	2,195,500	37,215,054

		102,658,262
DIVERSIFIED FINANCIAL SERVICES — 2.30%
BM&F Bovespa SA	21,598,800	109,139,549

		109,139,549
ELECTRIC UTILITIES — 1.50%
Centrais Eletricas Brasileiras SA	4,160,899	10,557,172
CPFL Energia SA	3,484,800	29,034,399
EDP Energias do Brasil SA	3,868,200	19,811,418
Transmissora Alianca de Energia Eletrica SA	1,237,000	11,515,114

		70,918,103
FOOD & STAPLES RETAILING — 0.47%
Raia Drogasil SA	3,047,300	22,071,947

		22,071,947
FOOD PRODUCTS — 4.54%
BRF SA	7,838,950	171,712,733
JBS SA	8,667,922	31,205,634
M Dias Branco SA	263,462	12,103,500

		215,021,867
HEALTH CARE PROVIDERS & SERVICES — 0.64%
Odontoprev SA	1,928,300	7,851,216

Security	Shares	Value

Qualicorp SAa	2,407,200	$22,480,612

		30,331,828
HOUSEHOLD DURABLES — 1.03%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,318,000	29,240,073
MRV Engenharia e Participacoes SA	4,942,247	19,593,179

		48,833,252
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.80%
Tractebel Energia SA	2,329,500	38,178,541

		38,178,541
INSURANCE — 2.50%
BB Seguridade Participacoes SA	6,815,200	74,190,970
Porto Seguro SA	2,043,900	25,867,938
Sul America SA Units	2,686,450	18,306,892

		118,365,800
IT SERVICES — 2.69%
Cielo SA	4,393,832	127,582,607

		127,582,607
MACHINERY — 0.72%
WEG SA	2,546,800	34,383,028

		34,383,028
METALS & MINING — 4.84%
Companhia Siderurgica Nacional SA	9,956,754	50,823,932
Vale SA	11,619,300	178,628,219

		229,452,151
MULTILINE RETAIL — 1.15%
Lojas Americanas SA	1,735,600	10,235,447
Lojas Renner SA	1,659,000	44,439,087

		54,674,534
OIL, GAS & CONSUMABLE FUELS — 7.46%
Cosan SA Industria e Comercio	1,796,590	33,109,770
Petroleo Brasileiro SA	27,966,844	219,587,520
Ultrapar Participacoes SA	4,052,400	100,786,787

		353,484,077
PAPER & FOREST PRODUCTS — 1.08%
Duratex SA	1,305,910	7,651,040
Fibria Celulose SAa	3,662,626	43,623,434

		51,274,474
PERSONAL PRODUCTS — 1.77%
Hypermarcas SA	5,035,800	41,115,178
Natura Cosmeticos SA	2,312,100	42,808,409

		83,923,587

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

November 30, 2013

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.00%
BR Malls Participacoes SA	5,370,400	$44,077,214
BR Properties SA	2,810,800	23,189,928
Multiplan Empreendimentos Imobiliarios SA	1,245,500	27,458,918

		94,726,060
ROAD & RAIL — 1.10%
ALL - America Latina Logistica SA	6,792,400	22,706,834
Localiza Rent A Car SA	2,039,840	29,540,852

		52,247,686
SOFTWARE — 0.56%
Totvs SA	1,693,700	26,749,317

		26,749,317
SPECIALTY RETAIL — 0.56%
Companhia Hering SA	1,986,700	26,395,671

		26,395,671
TOBACCO — 1.05%
Souza Cruz SA	4,933,100	49,685,139

		49,685,139
TRANSPORTATION INFRASTRUCTURE —2.21%
CCR SA	10,929,300	86,656,830
EcoRodovias Infraestrutura e Logistica SA	2,858,900	18,048,472

		104,705,302
WATER UTILITIES — 1.32%
Companhia de Saneamento Basico do Estado de Sao Paulo	4,481,300	46,786,443
Companhia de Saneamento de Minas Gerais SA	963,900	15,785,115

		62,571,558
WIRELESS TELECOMMUNICATION SERVICES — 1.24%
TIM Participacoes SA	11,849,290	58,605,296

		58,605,296

TOTAL COMMON STOCKS
(Cost: $1,836,491,600)		2,787,681,670

PREFERRED STOCKS — 40.69%

CHEMICALS — 0.54%
Braskem SA Class A	2,873,736	25,618,219

		25,618,219
COMMERCIAL BANKS — 15.13%
Banco Bradesco SA	20,020,836	266,000,607
Banco do Estado do Rio Grande do Sul SA Class B	3,004,010	17,509,712
Itau Unibanco Holding SA	24,755,510	349,701,751

Security	Shares	Value

Itausa - Investimentos Itau SA	21,005,741	$83,725,872

		716,937,942
CONTAINERS & PACKAGING — 0.71%
Klabin SA	6,518,800	33,805,842

		33,805,842
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.92%
Oi SA	12,067,293	18,463,618
Telefonica Brasil SA	3,757,574	72,325,146

		90,788,764
ELECTRIC UTILITIES — 1.99%
Centrais Eletricas Brasileiras SA Class B	3,365,451	15,015,255
Companhia Energetica de Minas Gerais	6,875,821	57,847,366
Companhia Paranaense de Energia Class B	1,585,200	21,333,025

		94,195,646
FOOD & STAPLES RETAILING — 1.56%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,586,864	73,859,822

		73,859,822
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.78%
AES Tiete SA	1,674,000	14,413,655
Companhia Energetica de Sao Paulo Class B	2,251,870	22,670,706

		37,084,361
MACHINERY — 0.39%
Marcopolo SA	7,535,100	18,730,775

		18,730,775
METALS & MINING — 9.34%
Bradespar SA	3,210,700	34,965,772
Gerdau SA	10,891,046	84,019,641
Metalurgica Gerdau SA	3,863,690	37,589,527
Usinas Siderurgicas de Minas Gerais SA Class A	6,356,900	33,919,813
Vale SA Class A	17,955,000	252,328,062

		442,822,815
MULTILINE RETAIL — 0.82%
Lojas Americanas SA	5,690,105	38,775,386

		38,775,386
OIL, GAS & CONSUMABLE FUELS — 7.22%
Petroleo Brasileiro SA	41,751,278	342,134,120

		342,134,120

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

November 30, 2013

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.29%
Suzano Papel e Celulose SA Class A	3,747,200	$13,651,002

		13,651,002

TOTAL PREFERRED STOCKS
(Cost: $1,239,974,547)		1,928,404,694

RIGHTS — 0.03%

CONTAINERS & PACKAGING — 0.03%
Klabin SAa	199,674	1,369,240

		1,369,240

TOTAL RIGHTS
(Cost: $0)		1,369,240
SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,861,183	1,861,183

		1,861,183

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,861,183)		1,861,183

TOTAL INVESTMENTS IN SECURITIES — 99.58%
(Cost: $3,078,327,330)		4,719,316,787
Other Assets, Less Liabilities — 0.42%		19,708,975

NET ASSETS — 100.00%		$4,739,025,762

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

30

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI BRIC ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 88.23%

BRAZIL — 14.66%
ALL - America Latina Logistica SA	135,500	$452,973
AMBEV SA	1,490,865	11,220,225
Anhanguera Educacional Participacoes SA	108,400	736,837
Banco Bradesco SA	216,890	3,190,256
Banco do Brasil SA	189,789	2,092,092
Banco Santander (Brasil) SA Units	298,137	1,903,886
BB Seguridade Participacoes SA	189,700	2,065,094
BM&F Bovespa SA	596,269	3,012,970
BR Malls Participacoes SA	135,500	1,112,108
BR Properties SA	54,200	447,166
BRF SA	216,800	4,749,019
CCR SA	271,000	2,148,720
Centrais Eletricas Brasileiras SA	108,800	276,051
CETIP SA - Mercados Organizados	54,717	598,000
Cielo SA	108,484	3,150,023
Companhia de Saneamento Basico do Estado de Sao Paulo	108,400	1,131,736
Companhia de Saneamento de Minas Gerais SA	27,100	443,798
Companhia Hering SA	54,200	720,111
Companhia Siderurgica Nacional SA	216,800	1,106,649
Cosan SA Industria e Comercio	54,200	998,864
CPFL Energia SA	81,300	677,369
Cyrela Brazil Realty SA Empreendimentos e Participacoes	81,300	550,537
Duratex SA	81,380	476,787
EcoRodovias Infraestrutura e Logistica SA	54,200	342,169
EDP Energias do Brasil SA	81,300	416,387
Embraer SA	189,700	1,474,835
Estacio Participacoes SA	81,300	697,230
Fibria Celulose SAa	81,341	968,806
Hypermarcas SA	108,400	885,040
JBS SA	243,952	878,258
Kroton Educacional SA	54,200	918,723
Localiza Rent A Car SA	54,260	785,790
Lojas Americanas SA	27,100	159,818
Lojas Renner SA	27,100	725,919
MRV Engenharia e Participacoes SA	108,400	429,744
Multiplan Empreendimentos Imobiliarios SA	27,100	597,460
Natura Cosmeticos SA	54,200	1,003,510
Odontoprev SA	81,300	331,019
Petroleo Brasileiro SA	921,400	7,234,565
Porto Seguro SA	27,100	342,982
Qualicorp SAa	54,200	506,169
Raia Drogasil SA	81,350	589,227
Souza Cruz SA	135,500	1,364,727
Sul America SA Units	27,172	185,164
TIM Participacoes SA	271,069	1,340,678
Totvs SA	27,100	428,002
Tractebel Energia SA	54,200	888,292
Transmissora Alianca de Energia Eletrica SA	27,700	257,857
Ultrapar Participacoes SA	108,400	2,696,004
Vale SA	406,500	6,249,290
WEG SA	54,200	731,726

		76,690,662

CHINA — 46.66%
AAC Technologies Holdings Inc.	135,500	611,726

Security	Shares	Value

Agile Property Holdings Ltd.	542,000	$602,638
Agricultural Bank of China Ltd. Class H	6,775,000	3,478,101
Air China Ltd. Class H	550,000	427,080
Aluminum Corp. of China Ltd. Class Ha,b	1,084,000	404,089
Anhui Conch Cement Co. Ltd. Class H	406,500	1,586,119
Anta Sports Products Ltd.[b]	271,040	381,774
Bank of China Ltd. Class H	23,577,000	11,404,326
Bank of Communications Co. Ltd. Class H	2,714,200	2,027,077
BBMG Corp. Class H	406,500	360,219
Beijing Capital International Airport Co. Ltd. Class H	542,000	422,266
Beijing Enterprises Holdings Ltd.	135,500	1,212,966
Beijing Enterprises Water Group Ltd.	542,000	304,814
Belle International Holdings Ltd.	1,355,000	1,667,391
Biostime International Holdings Ltd.	56,500	471,523
Brilliance China Automotive Holdings Ltd.	1,084,000	1,896,002
BYD Co. Ltd. Class Ha,b	135,500	681,638
China Agri-Industries Holdings Ltd.	774,800	395,762
China BlueChemical Ltd. Class H	542,000	367,735
China CITIC Bank Corp. Ltd. Class H	2,439,000	1,425,148
China Coal Energy Co. Class H	1,355,000	908,851
China Communications Construction Co. Ltd. Class H	1,355,000	1,141,307
China Communications Services Corp. Ltd. Class H	542,800	355,675
China Construction Bank Corp. Class H	22,764,370	18,440,178
China COSCO Holdings Co. Ltd. Class Ha,b	813,000	418,421
China Everbright International Ltd.[b]	813,000	906,054
China Everbright Ltd.[b]	404,000	661,812
China Gas Holdings Ltd.	542,000	734,072
China International Marine Containers (Group) Co. Ltd. Class H	135,500	287,686
China Life Insurance Co. Ltd. Class H	2,439,000	7,865,053
China Longyuan Power Group Corp. Ltd. Class H	813,000	1,045,528
China Mengniu Dairy Co. Ltd.	271,000	1,239,183
China Merchants Bank Co. Ltd. Class H	1,433,456	3,054,529
China Merchants Holdings (International) Co. Ltd.[b]	424,000	1,575,100
China Minsheng Banking Corp. Ltd. Class H	1,626,000	1,961,020
China Mobile Ltd.	1,897,000	20,431,659
China National Building Material Co. Ltd. Class H	1,084,000	1,212,267
China Oilfield Services Ltd. Class H	542,000	1,635,931
China Overseas Grand Oceans Group Ltd.[b]	271,000	287,337
China Overseas Land & Investment Ltd.	1,084,800	3,372,225
China Pacific Insurance (Group) Co. Ltd. Class H	813,000	3,439,650
China Petroleum & Chemical Corp. Class H	8,130,600	6,984,682
China Railway Construction Corp. Ltd. Class H	542,000	607,532
China Railway Group Ltd. Class H	1,084,000	625,009
China Resources Cement Holdings Ltd.	542,000	388,009
China Resources Enterprise Ltd.	458,000	1,615,744
China Resources Gas Group Ltd.	271,000	831,948
China Resources Land Ltd.	542,000	1,492,612
China Resources Power Holdings Co. Ltd.	542,200	1,312,025
China Shenhua Energy Co. Ltd. Class H	1,084,000	3,677,349
China Shipping Container Lines Co. Ltd. Class Ha,b	1,084,000	292,230
China State Construction International Holdings Ltd.	542,000	952,196
China Taiping Insurance Holdings Co. Ltd.[a]	271,000	521,540
China Telecom Corp. Ltd. Class H	4,336,000	2,343,436
China Unicom (Hong Kong) Ltd.	1,627,900	2,591,151
China Vanke Co. Ltd. Class B	433,601	796,994
Chongqing Changan Automobile Co. Ltd.	216,800	460,577
Chongqing Rural Commercial Bank Co. Ltd. Class H	813,000	425,761
CITIC Pacific Ltd.[b]	271,000	390,806
CITIC Securities Co. Ltd. Class H	271,000	686,532
CNOOC Ltd.	5,691,000	11,657,057
COSCO Pacific Ltd.	542,000	810,974
Country Garden Holdings Co. Ltd.	1,355,356	889,859
CSR Corp Ltd. Class H	545,000	506,149

31

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

November 30, 2013

Security	Shares	Value

Datang International Power Generation Co. Ltd. Class H	1,084,000	$475,399
Dongfeng Motor Group Co. Ltd. Class H	1,084,000	1,722,621
ENN Energy Holdings Ltd.[b]	124,000	873,301
Evergrande Real Estate Group Ltd.[b]	1,897,000	797,691
Far East Horizon Ltd.	542,000	414,576
Fosun International Ltd.	542,000	499,169
Franshion Properties (China) Ltd.[b]	1,084,000	360,744
GCL-Poly Energy Holdings Ltd.[a],b	2,981,000	976,665
Geely Automobile Holdings Ltd.	1,355,000	699,116
Golden Eagle Retail Group Ltd.	271,000	362,841
GOME Electrical Appliances Holdings Ltd.[b]	3,252,400	566,353
Great Wall Motor Co. Ltd. Class H	326,500	1,994,128
Greentown China Holdings Ltd.	271,000	470,505
Guangdong Investment Ltd.	1,084,000	1,002,532
Guangzhou Automobile Group Co. Ltd. Class H	868,454	1,153,809
Guangzhou R&F Properties Co. Ltd. Class H	325,200	522,659
Haier Electronics Group Co. Ltd.	271,000	638,293
Haitong Securities Co. Ltd. Class H	433,600	750,571
Hanergy Solar Group Ltd.[a]	3,252,000	511,753
Hengan International Group Co. Ltd.	271,000	3,415,181
Huaneng Power International Inc. Class H	1,084,000	1,036,090
Industrial and Commercial Bank of China Ltd. Class H	23,306,050	16,744,558
Inner Mongolia Yitai Coal Co. Ltd. Class B	326,170	612,547
Intime Retail Group Co. Ltd.	271,000	309,708
Jiangsu Expressway Co. Ltd. Class H	542,000	718,691
Jiangxi Copper Co. Ltd. Class H	542,000	1,051,470
Kingboard Chemical Holdings Co. Ltd.	135,600	363,808
Kunlun Energy Co. Ltd.	1,084,000	2,005,064
Lee & Man Paper Manufacturing Ltd.[b]	542,000	397,797
Lenovo Group Ltd.[b]	2,168,000	2,569,950
Longfor Properties Co. Ltd.[b]	406,500	602,987
New China Life Insurance Co. Ltd. Class Ha	189,700	677,793
Nine Dragons Paper (Holdings) Ltd.[b]	542,000	499,868
People’s Insurance Co. Group of China Ltd. Class H	1,355,000	709,603
PetroChina Co. Ltd. Class H	6,504,000	7,693,070
PICC Property and Casualty Co. Ltd. Class H	1,085,200	1,800,116
Ping An Insurance (Group) Co. of China Ltd. Class H	622,500	5,805,338
Poly Property Group Co. Ltd.	550,984	322,660
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	608,000	829,734
Shanghai Electric Group Co. Ltd. Class H	1,084,000	391,505
Shanghai Industrial Holdings Ltd.	271,000	915,842
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	243,900	571,317
Shenzhou International Group Holdings Ltd.	271,000	1,024,205
Shimao Property Holdings Ltd.	406,500	1,016,165
Shougang Fushan Resources Group Ltd.	1,084,000	380,319
Shui On Land Ltd.	1,219,833	394,933
Sihuan Pharmaceutical Holdings Group Ltd.	817,000	640,731
Sino Biopharmaceutical Ltd.[b]	1,084,000	854,319
Sino-Ocean Land Holdings Ltd.	948,500	636,195
Sinopec Engineering Group Co. Ltd.	135,500	206,938
Sinopec Shanghai Petrochemical Co. Ltd. Class H	813,000	240,146
Sinopharm Group Co. Ltd. Class H	325,200	966,877
SOHO China Ltd.[b]	677,500	611,726
Sun Art Retail Group Ltd.[b]	813,000	1,208,072
Tencent Holdings Ltd.	311,000	17,987,707
Tingyi (Cayman Islands) Holding Corp.	542,000	1,607,966
Uni-President China Holdings Ltd.[b]	271,000	274,752
Want Want China Holdings Ltd.	1,897,000	2,809,047
Weichai Power Co. Ltd. Class H	239,775	1,060,835
Wumart Stores Inc. Class H	271,000	419,469
Yantai Changyu Pioneer Wine Co. Ltd. Class B	81,900	278,893
Yanzhou Coal Mining Co. Ltd. Class Hb	542,000	592,151
Yingde Gases Group Co. Ltd.[b]	354,500	379,528

Security	Shares	Value

Yuexiu Property Co. Ltd.	1,650,000	$432,046
Zhejiang Expressway Co. Ltd. Class H	542,000	504,762
Zhongsheng Group Holdings Ltd.[b]	271,000	364,938
Zhuzhou CSR Times Electric Co. Ltd. Class H	271,000	1,043,430
Zijin Mining Group Co. Ltd. Class Hb	2,169,000	503,596
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	433,600	439,604
ZTE Corp. Class Ha,b	216,840	483,877

		244,162,754
INDIA — 13.95%
ACC Ltd.	11,382	199,736
Adani Enterprises Ltd.	27,913	117,544
Adani Ports and Special Economic Zone Ltd.	124,754	315,329
Aditya Birla Nuvo Ltd.	10,569	211,177
Ambuja Cements Ltd.	205,689	610,089
Apollo Hospitals Enterprise Ltd.	24,390	325,551
Asian Paints Ltd.	94,850	764,462
Bajaj Auto Ltd.	25,745	813,446
Bank of Baroda	10,569	109,022
Bharat Heavy Electricals Ltd.	175,337	438,693
Bharat Petroleum Corp. Ltd.	58,536	318,487
Bharti Airtel Ltd.	187,803	982,742
Cairn India Ltd.	140,378	727,387
Cipla Ltd.	114,091	714,324
Coal India Ltd.	157,180	684,031
Dabur India Ltd.	95,075	252,027
Divi’s Laboratories Ltd.	14,634	269,847
DLF Ltd.	133,874	325,848
Dr. Reddy’s Laboratories Ltd.	32,791	1,303,874
GAIL (India) Ltd.	109,755	594,440
GlaxoSmithKline Consumer Healthcare Ltd.	3,252	231,577
Godrej Consumer Products Ltd.	40,650	575,859
HCL Technologies Ltd.	66,666	1,158,574
HDFC Bank Ltd.	486,987	5,153,537
Hero Motocorp Ltd.	26,016	854,689
Hindalco Industries Ltd.	315,444	619,379
Hindustan Unilever Ltd.	207,044	1,970,546
Housing Development Finance Corp. Ltd.	461,784	6,087,657
ICICI Bank Ltd.	69,019	1,180,303
Idea Cellular Ltd.	224,388	630,003
Infosys Ltd.	145,256	7,797,544
ITC Ltd.	706,226	3,620,976
Jaiprakash Associates Ltd.	295,390	254,785
Jindal Steel & Power Ltd.	109,484	452,285
JSW Steel Ltd.	24,390	358,512
Kotak Mahindra Bank Ltd.	92,682	1,122,447
Larsen & Toubro Ltd.	98,035	1,640,898
LIC Housing Finance Ltd.	89,701	298,644
Lupin Ltd.	15,718	215,270
Mahindra & Mahindra Financial Services Ltd.	80,576	381,347
Mahindra & Mahindra Ltd.	94,850	1,434,741
Nestle India Ltd.	907	74,677
NTPC Ltd.	343,086	808,440
Oil & Natural Gas Corp. Ltd.	241,190	1,154,424
Oil India Ltd.	38,482	297,529
Piramal Enterprises Ltd.	24,932	207,328
Power Finance Corp. Ltd.	81,029	206,365
Power Grid Corp. of India Ltd.	365,850	556,766
Ranbaxy Laboratories Ltd.[a]	40,921	276,245
Reliance Capital Ltd.	29,011	174,883
Reliance Communications Ltd.	158,264	350,896
Reliance Industries Ltd.	404,874	5,527,900

32

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

November 30, 2013

Security	Shares	Value

Reliance Infrastructure Ltd.	34,417	$237,020
Reliance Power Ltd.[a]	190,709	219,427
Rural Electrification Corp. Ltd.	91,607	332,550
Sesa Sterlite Ltd.	359,075	1,052,114
Shriram Transport Finance Co. Ltd.	39,335	372,169
Siemens Ltd.	20,328	200,271
State Bank of India	41,192	1,199,340
Sun Pharmaceuticals Industries Ltd.	200,811	1,838,116
Tata Consultancy Services Ltd.	148,779	4,772,046
Tata Motors Ltd.	225,201	1,436,832
Tata Power Co. Ltd.	336,853	428,546
Tata Steel Ltd.	87,533	561,141
Tech Mahindra Ltd.	28,455	772,984
Ultratech Cement Ltd.	12,186	372,035
United Breweries Ltd.	20,054	254,502
United Spirits Ltd.	27,913	1,168,201
Wipro Ltd.	195,120	1,470,035
Yes Bank Ltd.	38,482	227,019
Zee Entertainment Enterprises Ltd.	85,365	354,082

		73,021,512

RUSSIA — 12.96%
Federal Grid Co. of Unified Energy System OJSC[a]	100,278,500	241,753
Gazprom OAO	3,720,838	16,095,813
LUKOIL OAO	161,245	9,957,370
Magnit OJSC SP GDR[c]	84,827	5,590,099
MegaFon OAO SP GDR[c]	28,726	926,701
MMC Norilsk Nickel OJSC	15,722	2,368,745
Mobile TeleSystems OJSC SP ADR	170,730	3,598,988
NovaTek OAO SP GDR[c]	28,997	3,813,106
Rosneft Oil Co. OJSC	365,892	2,637,884
Rostelecom OJSC	357,720	1,151,987
RusHydro OJSC	33,875,200	584,723
Sberbank of Russia	3,403,840	10,605,568
Severstal OAO	62,330	568,844
Sistema JSFC SP GDR[c]	37,940	1,040,694
Surgutneftegas OJSC	2,195,120	1,818,066
Tatneft OAO Class S	444,443	2,728,583
Uralkali OJSC	409,210	2,040,845
VTB Bank OJSC	1,468,826,001	2,054,926

		67,824,695

TOTAL COMMON STOCKS (Cost: $454,137,537)		461,699,623

PREFERRED STOCKS — 11.63%

BRAZIL — 10.91%
AES Tiete SA	27,100	233,339
Banco Bradesco SA	650,408	8,641,443
Banco do Estado do Rio Grande do Sul SA Class B	54,200	315,920
Bradespar SA	81,300	885,389
Braskem SA Class A	54,200	483,171
Centrais Eletricas Brasileiras SA Class B	54,282	242,184
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	27,156	1,263,963
Companhia Energetica de Minas Gerais	189,789	1,596,725
Companhia Energetica de Sao Paulo Class B	54,200	545,659
Companhia Paranaense de Energia Class B	27,100	364,702
Gerdau SA	271,000	2,090,646
Itau Unibanco Holding SA	785,970	11,102,784

Security	Shares	Value

Itausa - Investimentos Itau SA	920,133	$3,667,518
Klabin SA	162,600	843,227
Lojas Americanas SA	135,570	923,846
Marcopolo SA	162,600	404,192
Metalurgica Gerdau SA	81,300	790,961
Oi SA	216,899	331,867
Petroleo Brasileiro SA	1,327,914	10,881,695
Suzano Papel e Celulose SA Class A	81,300	296,175
Telefonica Brasil SA	108,464	2,087,697
Usinas Siderurgicas de Minas Gerais SA Class A	135,500	723,015
Vale SA Class A	596,200	8,378,613

		57,094,731
RUSSIA — 0.72%
AK Transneft OAO	542	1,386,157
Sberbank of Russia	298,130	764,698
Surgutneftegas OJSC	2,249,300	1,603,537

		3,754,392

TOTAL PREFERRED STOCKS (Cost: $66,678,512)		60,849,123

RIGHTS — 0.01%

BRAZIL — 0.01%
Klabin SAa	4,983	34,170

		34,170

TOTAL RIGHTS (Cost: $0)		34,170

SHORT-TERM INVESTMENTS — 2.36%

MONEY MARKET FUNDS — 2.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	11,676,664	11,676,664
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e],f	676,021	676,021

		12,352,685

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,352,685)		12,352,685

TOTAL INVESTMENTS IN SECURITIES — 102.23% (Cost: $533,168,734)		534,935,601
Other Assets, Less Liabilities — (2.23)%		(11,688,629)

NET ASSETS — 100.00%		$523,246,972

33

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

November 30, 2013

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

34

Schedule of Investments   (Unaudited)

iSHARES® MSCI CANADA ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.64%

AEROSPACE & DEFENSE — 0.73%
Bombardier Inc. Class B	3,956,388	$17,862,978
CAE Inc.	715,453	8,035,077

		25,898,055
AUTO COMPONENTS — 1.43%
Magna International Inc. Class A	626,099	50,918,224

		50,918,224
CAPITAL MARKETS — 0.78%
CI Financial Corp.	428,043	13,831,445
IGM Financial Inc.	276,396	14,027,352

		27,858,797
CHEMICALS — 3.58%
Agrium Inc.	404,786	36,555,766
Methanex Corp.	262,542	16,116,562
Potash Corp. of Saskatchewan Inc.	2,377,475	74,735,400

		127,407,728
COMMERCIAL BANKS — 26.83%
Bank of Montreal	1,772,065	123,209,318
Bank of Nova Scotia	3,300,877	203,315,565
Canadian Imperial Bank of Commerce	1,097,019	94,386,947
National Bank of Canada	445,170	38,878,264
Royal Bank of Canada	3,950,148	262,820,842
Toronto-Dominion Bank (The)	2,527,859	231,081,698

		953,692,634
COMMUNICATIONS EQUIPMENT — 0.23%
Blackberry Ltd.[a,b]	1,292,679	8,192,950

		8,192,950
CONSTRUCTION & ENGINEERING — 0.52%
SNC-Lavalin Group Inc.	415,820	18,471,724

		18,471,724
DIVERSIFIED FINANCIAL SERVICES — 0.38%
Onex Corp.	248,262	13,600,827

		13,600,827
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.64%
BCE Inc.	701,985	31,097,664
Bell Aliant Inc.	206,687	5,275,038
TELUS Corp. NVS	620,655	22,019,270

		58,391,972

Security	Shares	Value

ELECTRIC UTILITIES — 0.48%
Fortis Inc.	580,913	$17,092,132

		17,092,132
FOOD & STAPLES RETAILING — 3.01%
Alimentation Couche-Tard Inc. Class B	379,123	27,788,745
Empire Co. Ltd. Class A	150,704	10,762,945
George Weston Ltd.	140,645	10,558,671
Loblaw Companies Ltd.[b]	309,417	12,605,228
Metro Inc. Class A	254,352	14,876,241
Shoppers Drug Mart Corp.	549,095	30,258,054

		106,849,884
FOOD PRODUCTS — 0.45%
Saputo Inc.	348,543	15,940,731

		15,940,731
HEALTH CARE PROVIDERS & SERVICES — 0.72%
Catamaran Corp.[a]	565,019	25,670,552

		25,670,552
HOTELS, RESTAURANTS & LEISURE — 0.68%
Tim Hortons Inc.	414,565	24,082,127

		24,082,127
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.27%
TransAlta Corp.	730,161	9,758,929

		9,758,929
INSURANCE — 7.86%
Fairfax Financial Holdings Ltd.	28,244	11,012,946
Great-West Lifeco Inc.	823,062	25,421,864
Industrial Alliance Insurance and Financial Services Inc.	271,506	12,417,418
Intact Financial Corp.	360,758	22,885,149
Manulife Financial Corp.	5,041,144	97,518,305
Power Corp. of Canada	958,815	29,334,106
Power Financial Corp.	682,432	23,115,152
Sun Life Financial Inc.	1,662,057	57,678,260

		279,383,200
IT SERVICES — 0.60%
CGI Group Inc. Class Aa	568,693	21,169,539

		21,169,539
MEDIA — 1.77%
Shaw Communications Inc. Class B	1,060,341	24,497,913
Thomson Reuters Corp.	1,023,629	38,259,186

		62,757,099
METALS & MINING — 7.67%
Agnico-Eagle Mines Ltd.	473,294	12,951,098
Barrick Gold Corp.	3,194,476	53,135,659

35

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

November 30, 2013

Security	Shares	Value

Eldorado Gold Corp.	1,960,422	$11,814,010
First Quantum Minerals Ltd.	1,538,497	25,750,606
Franco-Nevada Corp.	402,367	16,194,255
Goldcorp Inc.	2,227,031	49,749,016
Kinross Gold Corp.	3,130,808	14,756,524
New Gold Inc.[a,b]	1,375,843	7,160,569
Silver Wheaton Corp.	973,491	20,394,853
Teck Resources Ltd. Class B	1,554,356	37,541,214
Turquoise Hill Resources Ltd.[a,b]	1,101,896	4,517,076
Yamana Gold Inc.	2,064,382	18,582,753

		272,547,633
MULTI-UTILITIES — 0.58%
ATCO Ltd. Class I NVS	209,131	9,600,233
Canadian Utilities Ltd. Class A	327,804	11,168,310

		20,768,543
MULTILINE RETAIL — 0.99%
Canadian Tire Corp. Ltd. Class A NVS	211,572	19,926,177
Dollarama Inc.	187,102	15,145,595

		35,071,772
OIL, GAS & CONSUMABLE FUELS — 25.02%
AltaGas Ltd.	325,318	11,916,343
ARC Resources Ltd.	854,870	23,053,309
Athabasca Oil Corp.[a]	878,097	5,374,581
Baytex Energy Corp.	339,994	13,703,168
Cameco Corp.	1,084,779	22,070,596
Canadian Natural Resources Ltd.	2,982,795	97,426,137
Canadian Oil Sands Ltd.	1,328,146	24,927,044
Cenovus Energy Inc.	2,072,938	60,561,039
Crescent Point Energy Corp.	1,065,273	40,157,784
Enbridge Inc.	2,151,235	88,816,928
Encana Corp.	2,024,043	38,848,166
Enerplus Corp.	551,571	10,075,926
Husky Energy Inc.	944,139	26,744,808
Imperial Oil Ltd.	813,278	34,729,667
Keyera Corp.	215,248	12,487,515
MEG Energy Corp.[a]	395,027	11,294,481
Pacific Rubiales Energy Corp.	842,635	15,719,317
Pembina Pipeline Corp.	851,218	27,135,740
Pengrowth Energy Corp.	1,417,430	8,782,791
Penn West Petroleum Ltd.	1,329,369	11,238,172
Peyto Exploration & Development Corp.	387,684	11,531,283
Suncor Energy Inc.	4,117,654	141,650,098
Talisman Energy Inc.	2,837,343	33,312,717
Tourmaline Oil Corp.[a]	429,273	17,029,816
TransCanada Corp.	1,939,636	85,833,519
Vermilion Energy Inc.	264,166	14,674,225

		889,095,170
PHARMACEUTICALS — 2.65%
Valeant Pharmaceuticals International Inc.[a]	869,598	94,015,479

		94,015,479
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.47%
H&R Real Estate Investment Trust	359,607	7,231,542

Security	Shares	Value

RioCan Real Estate Investment Trust	403,588	$9,393,037

		16,624,579
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.19%
Brookfield Asset Management Inc. Class A	1,517,701	58,918,968
Brookfield Office Properties Inc.	761,917	14,818,051
First Capital Realty Inc.	255,605	4,234,733

		77,971,752
ROAD & RAIL — 5.73%
Canadian National Railway Co.	1,154,450	130,318,617
Canadian Pacific Railway Ltd.	479,409	73,308,324

		203,626,941
SOFTWARE — 0.39%
Open Text Corp.	161,436	13,729,761

		13,729,761
TEXTILES, APPAREL & LUXURY GOODS — 0.43%
Gildan Activewear Inc.	316,757	15,360,635

		15,360,635
TRADING COMPANIES & DISTRIBUTORS — 0.31%
Finning International Inc.	470,843	10,940,529

		10,940,529
WIRELESS TELECOMMUNICATION SERVICES — 1.25%
Rogers Communications Inc. Class B	993,049	44,441,921

		44,441,921

TOTAL COMMON STOCKS
(Cost: $3,863,587,896)		3,541,331,819

SHORT-TERM INVESTMENTS — 0.93%

MONEY MARKET FUNDS — 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	30,939,062	30,939,062
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	1,791,218	1,791,218

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

November 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	197,028	$197,028

		32,927,308

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,927,308)		32,927,308

TOTAL INVESTMENTS IN SECURITIES — 100.57%
(Cost: $3,896,515,204)		3,574,259,127
Other Assets, Less Liabilities — (0.57)%		(20,269,615)

NET ASSETS — 100.00%		$3,553,989,512

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
71	S&P/TSX 60 Index (Dec. 2013)	Montreal	$10,343,856	$583,720

See accompanying notes to schedules of investments.

37

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHILE CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 94.41%

AIRLINES — 5.74%
LATAM Airlines Group SA	1,373,608	$22,222,548

		22,222,548
BEVERAGES — 4.49%
Compania Cervecerias Unidas SA	937,621	11,463,362
Vina Concha y Toro SA	3,136,301	5,906,320

		17,369,682
COMMERCIAL BANKS — 14.95%
Banco de Chile	114,650,290	16,653,018
Banco de Credito e Inversiones	210,702	11,843,212
Banco Santander (Chile) SA	311,049,489	17,612,983
CorpBanca SA	903,760,788	11,728,713

		57,837,926
CONSTRUCTION & ENGINEERING — 1.31%
Besalco SA	2,327,803	2,520,917
SalfaCorp SA	2,614,462	2,527,842

		5,048,759
DIVERSIFIED FINANCIAL SERVICES — 0.62%
Inversiones La Construccion SA	187,993	2,406,446

		2,406,446
ELECTRIC UTILITIES — 9.71%
E.CL SA	3,319,423	4,369,826
Enersis SA	106,434,213	33,187,310

		37,557,136
FOOD & STAPLES RETAILING — 5.69%
Cencosud SA	6,011,122	22,013,548

		22,013,548
FOOD PRODUCTS — 1.00%
Empresas Aquachile SAa	3,271,085	1,545,640
Empresas Iansa SA	27,781,451	1,030,260
Multiexport Foods SAa	7,326,431	1,296,696

		3,872,596
HEALTH CARE PROVIDERS & SERVICES — 0.48%
Cruz Blanca Salud SA	2,693,170	1,853,107

		1,853,107
HOTELS, RESTAURANTS & LEISURE — 0.28%
Enjoy SA	7,526,543	1,083,883

		1,083,883

Security	Shares	Value

HOUSEHOLD DURABLES — 0.27%
Socovesa SA	4,575,053	$1,059,405

		1,059,405
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 11.85%
AES Gener SA	15,735,325	8,862,932
Colbun SA	50,223,498	11,539,057
Empresa Nacional de Electricidad SA	17,433,943	25,454,830

		45,856,819
IT SERVICES — 1.99%
Sonda SA	3,189,725	7,715,217

		7,715,217
MARINE — 0.81%
Compania SudAmericana de Vapores SAa	65,854,489	3,130,202

		3,130,202
METALS & MINING — 2.31%
CAP SA	470,525	8,928,301

		8,928,301
MULTILINE RETAIL — 10.32%
Empresas Hites SA	1,996,150	1,521,857
Empresas La Polar SAa	9,009,386	1,594,221
S.A.C.I. Falabella SA	3,960,941	36,814,040

		39,930,118
OIL, GAS & CONSUMABLE FUELS — 8.83%
Empresas Copec SA	2,465,878	34,157,066

		34,157,066
PAPER & FOREST PRODUCTS — 4.75%
Empresas CMPC SA	6,363,868	16,639,834
Masisa SA	26,383,185	1,748,218

		18,388,052
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.47%
Parque Arauco SA	3,233,672	5,691,584

		5,691,584
TEXTILES, APPAREL & LUXURY GOODS — 0.39%
Forus SA	284,054	1,518,445

		1,518,445
TRANSPORTATION INFRASTRUCTURE — 0.99%
Sociedad Matriz SAAM SA	42,686,388	3,808,042

		3,808,042

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

November 30, 2013

Security	Shares	Value

WATER UTILITIES — 3.38%
Aguas Andinas SA Series A	13,282,660	$8,705,916
Inversiones Aguas Metropolitanas SA	2,547,960	4,383,938

		13,089,854
WIRELESS TELECOMMUNICATION SERVICES — 2.78%
Empresa Nacional de Telecomunicaciones SA	738,892	10,751,920

		10,751,920

TOTAL COMMON STOCKS
(Cost: $308,473,888)		365,290,656

PREFERRED STOCKS — 5.53%

BEVERAGES — 2.14%
Coca-Cola Embonor SA	887,271	1,904,087
Embotelladora Andina SA Class B	1,285,269	6,383,278

		8,287,365
CHEMICALS — 3.39%
Sociedad Quimica y Minera de Chile SA Series B	520,978	13,119,090

		13,119,090

TOTAL PREFERRED STOCKS
(Cost: $22,618,326)		21,406,455

RIGHTS — 0.04%

AIRLINES — 0.04%
LATAM Airlines Group SAa	169,518	135,548

		135,548

TOTAL RIGHTS
(Cost: $0)		135,548

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	287,497	$287,497

		287,497

TOTAL SHORT-TERM INVESTMENTS
(Cost: $287,497)		287,497

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $331,379,711)		387,120,156
Other Assets, Less Liabilities — (0.05)%		(198,581)

NET ASSETS — 100.00%		$386,921,575

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

39

Schedule of Investments  (Unaudited)

iSHARES®MSCI COLOMBIA CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 81.63%

COMMERCIAL BANKS — 5.97%
Banco de Bogota SA	11,715	$411,423
Bancolombia SA	49,755	625,898
Grupo Aval Acciones y Valores SA	178,935	117,641

		1,154,962
CONSTRUCTION MATERIALS — 7.94%
Cementos Argos SA	34,305	165,691
Cemex Latam Holdings SAa	103,620	768,152
Grupo Argos SA	58,155	602,112

		1,535,955
DIVERSIFIED FINANCIAL SERVICES — 12.60%
Bolsa de Valores de Colombia	30,454,050	376,793
Corporacion Financiera Colombiana SA NVS	42,450	860,999
Grupo de Inversiones Suramericana SA	66,585	1,199,543

		2,437,335
ELECTRIC UTILITIES — 11.83%
Celsia SA ESP	234,810	686,792
Interconexion Electrica SA ESP	183,195	817,488
Isagen SA ESP	486,015	783,733

		2,288,013
FOOD & STAPLES RETAILING — 4.41%
Almacenes Exito SA	53,190	851,943

		851,943
FOOD PRODUCTS — 4.37%
Grupo Nutresa SA	62,850	845,939

		845,939
GAS UTILITIES — 3.28%
Empresa de Energia de Bogota SA	804,300	634,963

		634,963
OIL, GAS & CONSUMABLE FUELS — 31.23%
Canacol Energy Ltd.[a]	98,325	452,293
Ecopetrol SA	1,578,180	3,214,856
Pacific Rubiales Energy Corp.	91,395	1,704,970
Petrominerales Ltd.	57,690	667,519

		6,039,638

TOTAL COMMON STOCKS (Cost: $15,762,466)		15,788,748

Security	Shares	Value

PREFERRED STOCKS — 18.26%

AIRLINES — 4.13%
Avianca Holdings SA	427,680	$799,257

		799,257
COMMERCIAL BANKS — 12.02%
Banco Davivienda SA	59,250	733,072
Bancolombia SA	97,890	1,254,727
Grupo Aval Acciones y Valores SA	507,135	336,042

		2,323,841
CONSTRUCTION MATERIALS — 0.29%
Grupo Argos SA	5,385	55,754

		55,754
DIVERSIFIED FINANCIAL SERVICES — 1.82%
Grupo de Inversiones Suramericana SA	19,065	352,343

		352,343

TOTAL PREFERRED STOCKS (Cost: $3,752,112)		3,531,195

TOTAL INVESTMENTS IN SECURITIES — 99.89% (Cost: $19,514,578)		19,319,943
Other Assets, Less Liabilities — 0.11%		20,626

NET ASSETS — 100.00%		$19,340,569

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

40

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 93.69%

BRAZIL — 6.32%
ALL - America Latina Logistica SA	5,033,500	$16,826,872
AMBEV SA	52,781,915	397,235,799
Anhanguera Educacional Participacoes SA	3,971,100	26,993,098
Banco Bradesco SA	7,008,140	103,083,409
Banco do Brasil SA	6,338,274	69,868,384
Banco Santander (Brasil) SA Units	10,524,480	67,208,723
BB Seguridade Participacoes SA	6,994,300	76,140,671
BM&F Bovespa SA	20,712,500	104,661,042
BR Malls Participacoes SA	4,543,900	37,293,768
BR Properties SA	2,064,900	17,036,033
BRF SA	7,296,985	159,840,953
CCR SA	10,103,500	80,109,183
Centrais Eletricas Brasileiras SA	2,922,637	7,415,412
CETIP SA - Mercados Organizados	2,193,323	23,970,743
Cielo SA	4,040,362	117,318,987
Companhia de Saneamento Basico do Estado de Sao Paulo	4,140,424	43,227,570
Companhia de Saneamento de Minas Gerais SA	413,900	6,778,150
Companhia Hering SA	1,510,700	20,071,445
Companhia Siderurgica Nacional SA	8,100,828	41,350,417
Cosan SA Industria e Comercio	1,385,900	25,541,069
CPFL Energia SA	2,415,136	20,122,252
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,331,100	22,557,111
Duratex SA	3,605,978	21,126,634
EcoRodovias Infraestrutura e Logistica SA	2,112,300	13,335,124
EDP Energias do Brasil SA	3,013,700	15,435,001
Embraer SA	6,315,900	49,103,365
Estacio Participacoes SA	2,477,800	21,249,664
Fibria Celulose SAa	2,845,661	33,893,033
Hypermarcas SA	3,555,600	29,029,971
JBS SA	7,252,565	26,110,167
Kroton Educacional SA	1,877,100	31,817,981
Localiza Rent A Car SA	1,392,289	20,163,054
Lojas Americanas SA	1,054,700	6,219,939
Lojas Renner SA	1,375,800	36,853,102
M Dias Branco SA	160,825	7,388,335
MRV Engenharia e Participacoes SA	3,246,200	12,869,324
Multiplan Empreendimentos Imobiliarios SA	805,000	17,747,434
Natura Cosmeticos SA	1,966,000	36,400,386
Odontoprev SA	3,609,000	14,694,311
Petroleo Brasileiro SA	32,674,974	256,554,387
Porto Seguro SA	1,238,200	15,670,865
Qualicorp SAa	1,984,100	18,529,321
Raia Drogasil SA	1,974,500	14,301,532
Souza Cruz SA	4,269,700	43,003,514
Sul America SA Units	1,597,865	10,888,698
TIM Participacoes SA	9,636,276	47,659,970
Totvs SA	1,326,100	20,943,656
Tractebel Energia SA	1,753,300	28,735,109
Transmissora Alianca de Energia Eletrica SA	583,400	5,430,815
Ultrapar Participacoes SA	3,629,000	90,256,453
Vale SA	14,388,048	221,193,306
WEG SA	2,215,600	29,911,668

		2,681,167,210

Security	Shares	Value

CHILE — 1.47%
AES Gener SA	25,018,290	$14,091,568
Aguas Andinas SA Series A	26,426,211	17,320,655
Banco de Chile	255,621,192	37,129,120
Banco de Credito e Inversiones	364,514	20,488,731
Banco Santander (Chile) SA	749,223,300	42,424,300
CAP SA	839,091	15,921,910
Cencosud SA	12,837,583	47,012,978
Colbun SA	72,966,693	16,764,401
Compania Cervecerias Unidas SA	1,379,851	16,870,069
CorpBanca SA	1,632,353,235	21,184,148
E.CL SA	6,666,004	8,775,404
Empresa Nacional de Electricidad SA	37,394,502	54,598,704
Empresa Nacional de Telecomunicaciones SA	1,309,899	19,060,877
Empresas CMPC SA	12,951,153	33,863,845
Empresas Copec SA	4,829,197	66,893,496
Enersis SA	224,659,957	70,051,345
LATAM Airlines Group SA	2,950,874	47,739,922
S.A.C.I. Falabella SA	7,333,743	68,161,758
Vina Concha y Toro SA	3,301,303	6,217,054

		624,570,285
CHINA — 20.13%
AAC Technologies Holdings Inc.	6,446,500	29,103,274
Agile Property Holdings Ltd.	16,938,000	18,832,987
Agricultural Bank of China Ltd. Class H	238,222,000	122,296,706
Air China Ltd. Class H	20,184,000	15,673,051
Aluminum Corp. of China Ltd. Class Ha,b	40,402,000	15,060,886
Anhui Conch Cement Co. Ltd. Class H	14,061,500	54,866,449
Anta Sports Products Ltd.[b]	9,807,402	13,814,222
AviChina Industry & Technology Co. Ltd. Class H	20,720,000	12,534,656
Bank of China Ltd. Class H	835,614,000	404,191,148
Bank of Communications Co. Ltd. Class H	94,131,600	70,301,376
BBMG Corp. Class H	11,429,500	10,128,236
Beijing Capital International Airport Co. Ltd. Class H	29,482,000	22,969,085
Beijing Enterprises Holdings Ltd.[b]	6,700,500	59,981,387
Beijing Enterprises Water Group Ltd.	17,636,000	9,918,281
Belle International Holdings Ltd.[b]	48,871,000	60,138,061
Biostime International Holdings Ltd.	1,177,500	9,826,866
Brilliance China Automotive Holdings Ltd.	30,812,000	53,892,633
BYD Co. Ltd. Class Ha,b	5,254,500	26,432,962
China Agri-Industries Holdings Ltd.	31,384,600	16,031,037
China BlueChemical Ltd. Class H	12,616,000	8,559,674
China CITIC Bank Corp. Ltd. Class H	87,466,800	51,108,280
China Coal Energy Co. Class H	43,609,000	29,250,231
China Communications Construction Co. Ltd. Class H	49,558,000	41,742,338
China Communications Services Corp. Ltd. Class H	19,834,000	12,996,423
China Construction Bank Corp. Class H	798,942,760	647,180,065
China COSCO Holdings Co. Ltd. Class Ha,b	28,594,500	14,716,523
China Everbright International Ltd.	21,436,000	23,889,514
China Everbright Ltd.	16,776,000	27,481,597
China Gas Holdings Ltd.	32,272,000	43,708,409
China International Marine Containers (Group) Co. Ltd. Class H	1,715,800	3,642,892
China Life Insurance Co. Ltd. Class H	83,092,000	267,947,089
China Longyuan Power Group Corp. Ltd. Class H	25,959,000	33,383,582
China Mengniu Dairy Co. Ltd.	15,301,000	69,965,812
China Merchants Bank Co. Ltd. Class H	50,951,967	108,572,745
China Merchants Holdings (International) Co. Ltd.	12,460,000	46,287,141
China Minsheng Banking Corp. Ltd. Class Hb	58,280,700	70,288,810
China Mobile Ltd.	66,583,000	717,132,916
China National Building Material Co. Ltd. Class Hb	31,368,000	35,079,690

41

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

China Oilfield Services Ltd. Class H	16,000,000	$48,293,164
China Overseas Grand Oceans Group Ltd.[b]	3,412,000	3,617,684
China Overseas Land & Investment Ltd.	46,426,960	144,323,520
China Pacific Insurance (Group) Co. Ltd. Class H	29,129,800	123,242,690
China Petroleum & Chemical Corp. Class H	275,812,800	236,940,046
China Railway Construction Corp. Ltd. Class Hb	21,136,500	23,692,052
China Railway Group Ltd. Class H	40,350,000	23,264,884
China Resources Cement Holdings Ltd.[b]	24,106,000	17,257,106
China Resources Enterprise Ltd.[b]	15,000,000	52,917,390
China Resources Gas Group Ltd.[b]	9,688,000	29,741,366
China Resources Land Ltd.	24,578,000	67,685,282
China Resources Power Holdings Co. Ltd.	21,626,999	52,333,396
China Shenhua Energy Co. Ltd. Class H	37,448,500	127,039,857
China Shipping Container Lines Co. Ltd. Class Ha,b	43,570,000	11,745,829
China State Construction International Holdings Ltd.	17,162,000	30,150,521
China Taiping Insurance Holdings Co. Ltd.[a]	8,238,800	15,855,597
China Telecom Corp. Ltd. Class H	145,960,000	78,885,594
China Unicom (Hong Kong) Ltd.	54,608,000	86,920,307
China Vanke Co. Ltd. Class B	10,684,604	19,639,169
Chongqing Changan Automobile Co. Ltd.	4,424,500	9,399,562
Chongqing Rural Commercial Bank Co. Ltd. Class H	26,563,000	13,910,828
CITIC Pacific Ltd.[b]	15,435,000	22,258,621
CITIC Securities Co. Ltd. Class Hb	11,838,500	29,990,795
CNOOC Ltd.	197,865,000	405,293,184
COSCO Pacific Ltd.	16,460,000	24,628,482
Country Garden Holdings Co. Ltd.	49,133,381	32,258,506
CSR Corp Ltd. Class H	20,199,000	18,759,108
Datang International Power Generation Co. Ltd. Class H	29,976,000	13,146,266
Dongfeng Motor Group Co. Ltd. Class H	29,302,000	46,564,806
ENN Energy Holdings Ltd.[b]	9,172,000	64,596,132
Evergrande Real Estate Group Ltd.[b]	70,727,388	29,740,964
Far East Horizon Ltd.[b]	14,026,000	10,728,484
Fosun International Ltd.[b]	15,960,000	14,698,768
Franshion Properties (China) Ltd.[b]	26,902,000	8,952,701
GCL-Poly Energy Holdings Ltd.a,[b]	103,165,000	33,799,939
Geely Automobile Holdings Ltd.[b]	50,455,000	26,032,389
Golden Eagle Retail Group Ltd.[b]	6,958,000	9,316,045
GOME Electrical Appliances Holdings Ltd.[b]	106,555,200	18,554,884
Great Wall Motor Co. Ltd. Class Hb	11,353,000	69,339,458
Greentown China Holdings Ltd.	5,333,000	9,259,051
Guangdong Investment Ltd.[b]	32,552,110	30,105,658
Guangzhou Automobile Group Co. Ltd. Class H	26,006,742	34,551,985
Guangzhou R&F Properties Co. Ltd. Class H	12,400,000	19,929,186
Haier Electronics Group Co. Ltd.	9,292,000	21,885,667
Haitian International Holdings Ltd.	821,000	1,878,653
Haitong Securities Co. Ltd. Class Hb	11,224,800	19,430,365
Hanergy Solar Group Ltd.[a]	98,506,000	15,501,450
Hengan International Group Co. Ltd.[b]	8,077,500	101,793,806
Huaneng Power International Inc. Class H	40,812,000	39,008,200
Industrial and Commercial Bank of China Ltd. Class H	816,495,085	586,622,332
Inner Mongolia Yitai Coal Co. Ltd. Class B	10,488,104	19,696,659
Intime Retail Group Co. Ltd.[b]	10,838,000	12,386,046
Jiangsu Expressway Co. Ltd. Class H	11,244,000	14,909,524
Jiangxi Copper Co. Ltd. Class H	16,735,000	32,465,596
Kingboard Chemical Holdings Co. Ltd.	6,756,100	18,126,303
Kunlun Energy Co. Ltd.	34,608,000	64,014,075
Lee & Man Paper Manufacturing Ltd.	15,790,000	11,588,953
Lenovo Group Ltd.[b]	70,330,000	83,369,261
Longfor Properties Co. Ltd.	17,879,500	26,521,802
New China Life Insurance Co. Ltd. Class Ha	5,422,600	19,374,797
New World China Land Ltd.	1,372,000	707,887
Nine Dragons Paper (Holdings) Ltd.[b]	18,135,000	16,725,281
People’s Insurance Co. Group of China Ltd. Class H	45,382,000	23,766,186

Security	Shares	Value

PetroChina Co. Ltd. Class H	233,608,000	$276,316,532
PICC Property and Casualty Co. Ltd. Class H	35,235,200	58,447,714
Ping An Insurance (Group) Co. of China Ltd. Class H	20,636,500	192,452,768
Poly Property Group Co. Ltd.[b]	24,485,458	14,338,836
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	17,180,000	23,445,454
Shanghai Electric Group Co. Ltd. Class H	21,812,000	7,877,771
Shanghai Industrial Holdings Ltd.	7,480,000	25,278,582
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	6,687,900	15,665,903
Shenzhou International Group Holdings Ltd.	3,653,000	13,805,976
Shimao Property Holdings Ltd.	17,346,000	43,361,364
Shougang Fushan Resources Group Ltd.[b]	31,098,000	10,910,664
Shui On Land Ltd.	68,954,600	22,324,759
Sihuan Pharmaceutical Holdings Group Ltd.[b]	21,700,000	17,018,181
Sino Biopharmaceutical Ltd.[b]	32,276,000	25,437,284
Sino-Ocean Land Holdings Ltd.	49,551,000	33,235,758
Sinopec Engineering Group Co. Ltd.	6,276,000	9,584,831
Sinopec Shanghai Petrochemical Co. Ltd. Class H	53,931,000	15,930,294
Sinopharm Group Co. Ltd. Class Hb	10,231,200	30,419,168
SOHO China Ltd.[b]	31,909,500	28,811,632
Sun Art Retail Group Ltd.[b]	24,510,500	36,421,219
Tencent Holdings Ltd.	11,372,900	657,789,061
Tingyi (Cayman Islands) Holding Corp.	21,288,000	63,155,695
Tsingtao Brewery Co. Ltd. Class H	4,488,000	37,686,314
Uni-President China Holdings Ltd.[b]	8,109,000	8,221,284
Want Want China Holdings Ltd.[b]	68,977,000	102,140,037
Weichai Power Co. Ltd. Class H	4,340,200	19,202,319
Wumart Stores Inc. Class H	2,942,750	4,554,959
Yantai Changyu Pioneer Wine Co. Ltd. Class B	713,513	2,429,717
Yanzhou Coal Mining Co. Ltd. Class Hb	21,116,800	23,070,730
Yingde Gases Group Co. Ltd.[b]	10,658,000	11,410,473
Yuexiu Property Co. Ltd.	58,192,000	15,237,340
Zhejiang Expressway Co. Ltd. Class H	29,258,000	27,247,813
Zhongsheng Group Holdings Ltd.[b]	6,438,500	8,670,318
Zhuzhou CSR Times Electric Co. Ltd. Class H	5,398,000	20,783,900
Zijin Mining Group Co. Ltd. Class Hb	71,606,000	16,625,386
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	12,221,440	12,390,669
ZTE Corp. Class Ha,b	7,020,000	15,665,095

		8,545,426,933
COLOMBIA — 0.80%
Almacenes Exito SA	2,152,006	34,468,637
Bancolombia SA	440,990	5,547,475
Bancolombia SA SP ADR[b]	510,329	25,888,990
Cementos Argos SA	4,337,363	20,949,214
Cemex Latam Holdings SAa	1,207,336	8,950,174
Corporacion Financiera Colombiana SA NVS	969,587	19,665,796
Ecopetrol SA	58,465,687	119,098,451
Grupo Argos SA	2,907,314	30,101,093
Grupo de Inversiones Suramericana SA	2,589,548	46,651,276
Interconexion Electrica SA ESP	3,533,196	15,766,501
Isagen SA ESP	8,443,679	13,616,017

		340,703,624
CZECH REPUBLIC — 0.27%
CEZ AS	1,962,593	54,553,069
Komercni Banka AS	210,911	48,526,153
Telefonica Czech Republic AS	661,501	9,766,025

		112,845,247

42

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

EGYPT — 0.16%
Global Telecom Holding SP GDR[a]	20,279,383	$67,124,758

		67,124,758
GREECE — 0.44%
Alpha Bank AEa	15,699,676	14,108,091
Folli Follie Group[a]	292,780	9,168,597
Hellenic Petroleum SA	550,000	6,627,345
Hellenic Telecommunications Organization SAa	2,706,577	33,792,735
Jumbo SAa	990,043	15,448,001
National Bank of Greece SAa	3,351,131	20,897,316
OPAP SA	2,458,052	32,764,790
Piraeus Bank SAa	11,500,000	25,365,678
Public Power Corp. SA	1,166,110	17,147,346
Titan Cement Co. SAa	417,420	12,503,441

		187,823,340
HUNGARY — 0.25%
MOL Hungarian Oil and Gas PLC	552,251	34,983,335
OTP Bank PLC	2,437,667	49,442,529
Richter Gedeon Nyrt	1,051,216	21,326,274

		105,752,138
INDIA — 6.02%
ACC Ltd.	538,445	9,448,852
Adani Enterprises Ltd.	1,733,592	7,300,284
Adani Ports and Special Economic Zone Ltd.	4,093,335	10,346,332
Aditya Birla Nuvo Ltd.	310,410	6,202,239
Ambuja Cements Ltd.	7,261,128	21,537,047
Apollo Hospitals Enterprise Ltd.	757,958	10,117,023
Asian Paints Ltd.	3,119,010	25,138,252
Bajaj Auto Ltd.	877,258	27,718,068
Bank of Baroda	734,242	7,573,890
Bharat Heavy Electricals Ltd.	5,835,359	14,600,070
Bharat Petroleum Corp. Ltd.	1,883,255	10,246,547
Bharti Airtel Ltd.	6,513,023	34,081,589
Cairn India Ltd.	5,199,104	26,939,828
Cipla Ltd.	3,812,391	23,869,387
Coal India Ltd.	5,931,860	25,814,840
Dabur India Ltd.	3,943,700	10,454,055
Divi’s Laboratories Ltd.	409,276	7,546,947
DLF Ltd.	4,410,650	10,735,476
Dr. Reddy’s Laboratories Ltd.	1,137,258	45,220,974
GAIL (India) Ltd.	3,807,818	20,623,396
GlaxoSmithKline Consumer Healthcare Ltd.	58,843	4,190,245
Godrej Consumer Products Ltd.	1,214,659	17,207,183
HCL Technologies Ltd.	2,331,579	40,520,000
HDFC Bank Ltd.	17,231,535	182,352,602
Hero Motocorp Ltd.	798,116	26,220,071
Hindalco Industries Ltd.	11,291,545	22,171,109
Hindustan Unilever Ltd.	6,683,165	63,607,175
Housing Development Finance Corp. Ltd.	16,251,516	214,242,261
ICICI Bank Ltd.	2,742,188	46,894,530
Idea Cellular Ltd.	7,555,086	21,212,031
Infosys Ltd.	5,058,644	271,555,036
ITC Ltd.	24,129,187	123,715,659
Jaiprakash Associates Ltd.	10,058,488	8,675,828
Jindal Steel & Power Ltd.	3,876,698	16,014,876
JSW Steel Ltd.	931,390	13,690,643

Security	Shares	Value

Kotak Mahindra Bank Ltd.	3,227,818	$39,091,257
Larsen & Toubro Ltd.	3,478,266	58,218,792
LIC Housing Finance Ltd.	3,485,933	11,605,831
Lupin Ltd.	834,696	11,431,822
Mahindra & Mahindra Financial Services Ltd.	2,226,279	10,536,438
Mahindra & Mahindra Ltd.	3,317,572	50,182,988
Nestle India Ltd.	40,026	3,295,500
NTPC Ltd.	11,146,855	26,266,193
Oil & Natural Gas Corp. Ltd.	8,450,511	40,447,237
Oil India Ltd.	760,810	5,882,307
Piramal Enterprises Ltd.	449,948	3,741,646
Power Finance Corp. Ltd.	2,992,221	7,620,611
Power Grid Corp. of India Ltd.	11,119,771	16,922,551
Ranbaxy Laboratories Ltd.[a]	1,401,350	9,460,066
Reliance Capital Ltd.	1,068,245	6,439,557
Reliance Communications Ltd.	5,208,658	11,548,401
Reliance Industries Ltd.	14,411,661	196,767,950
Reliance Infrastructure Ltd.	944,813	6,506,645
Reliance Power Ltd.[a]	5,486,619	6,312,817
Rural Electrification Corp. Ltd.	3,162,325	11,479,812
Sesa Sterlite Ltd.	12,535,473	36,729,798
Shriram Transport Finance Co. Ltd.	1,456,019	13,776,144
Siemens Ltd.	594,573	5,857,719
State Bank of India	1,495,982	43,556,800
Sun Pharmaceuticals Industries Ltd.	6,887,027	63,040,158
Tata Consultancy Services Ltd.	5,273,131	169,134,263
Tata Motors Ltd.	8,582,798	54,760,147
Tata Power Co. Ltd.	10,002,263	12,724,915
Tata Steel Ltd.	3,273,928	20,987,927
Tech Mahindra Ltd.	1,017,962	27,653,087
Ultratech Cement Ltd.	610,966	18,652,599
United Breweries Ltd.	713,915	9,060,174
United Spirits Ltd.	950,969	39,799,476
Wipro Ltd.	6,678,850	50,318,492
Yes Bank Ltd.	1,312,986	7,745,756
Zee Entertainment Enterprises Ltd.	4,539,644	18,829,824

		2,554,170,045
INDONESIA — 2.17%
PT Adaro Energy Tbk	129,574,500	12,239,848
PT Astra Agro Lestari Tbk	4,582,000	8,522,424
PT Astra International Tbk	232,001,000	121,212,644
PT Bank Central Asia Tbk	149,071,500	120,254,125
PT Bank Danamon Indonesia Tbk	41,831,716	13,288,236
PT Bank Mandiri (Persero) Tbk	107,194,900	68,550,970
PT Bank Negara Indonesia (Persero) Tbk	82,593,276	28,307,831
PT Bank Rakyat Indonesia (Persero) Tbk	130,205,622	81,089,395
PT Bukit Asam (Persero) Tbk	6,463,500	6,483,762
PT Bumi Serpong Damai Tbk	68,869,000	7,772,050
PT Charoen Pokphand Indonesia Tbk	89,648,445	25,480,018
PT Global Mediacom Tbk	58,185,500	9,484,784
PT Gudang Garam Tbk	6,185,000	19,130,199
PT Indo Tambangraya Megah Tbk	4,034,000	9,678,228
PT Indocement Tunggal Prakarsa Tbk	13,088,000	20,623,515
PT Indofood CBP Sukses Makmur Tbk	5,967,500	4,988,506
PT Indofood Sukses Makmur Tbk	53,272,000	29,614,111
PT Jasa Marga (Persero) Tbk	18,580,500	7,921,467
PT Kalbe Farma Tbk	229,496,015	23,405,236
PT Lippo Karawaci Tbk[a]	183,688,000	13,973,340
PT Matahari Department Store Tbk[a]	13,312,500	12,853,448
PT Media Nusantara Citra Tbk	36,185,500	8,091,637
PT Perusahaan Gas Negara (Persero) Tbk	136,130,000	55,191,682

43

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

PT Semen Gresik (Persero) Tbk	30,212,000	$32,327,156
PT Surya Citra Media Tbk	12,255,500	2,919,806
PT Telekomunikasi Indonesia (Persero) Tbk	528,671,000	96,122,000
PT Tower Bersama Infrastructure Tbk	7,501,000	3,762,257
PT Unilever Indonesia Tbk	15,214,500	33,831,197
PT United Tractors Tbk	23,280,653	35,516,984
PT XL Axiata Tbk	21,455,500	8,967,816

		921,604,672
MALAYSIA — 3.76%
AirAsia Bhd	14,820,400	10,989,996
Alliance Financial Group Bhd	9,506,200	14,570,471
AMMB Holdings Bhd	25,221,075	57,907,526
Astro Malaysia Holdings Bhd	4,282,700	3,880,076
Axiata Group Bhd	27,919,500	58,212,547
Berjaya Sports Toto Bhd	12,737,748	15,452,868
British American Tobacco (Malaysia) Bhd	1,615,200	31,522,209
Bumi Armada Bhd	10,324,800	12,717,796
CIMB Group Holdings Bhd	50,075,600	117,770,105
Dialog Group Bhd	4,557,900	4,214,254
DiGi.Com Bhd	31,567,500	47,698,953
Felda Global Ventures Holdings Bhd	12,256,800	16,961,008
Gamuda Bhd	27,936,700	41,259,290
Genting Bhd	24,423,400	77,445,594
Genting Malaysia Bhd	42,547,300	55,972,867
Genting Plantations Bhd	4,370,700	14,917,065
Hong Leong Bank Bhd	4,382,300	19,198,907
Hong Leong Financial Group Bhd	880,000	4,319,454
IHH Healthcare Bhd[a]	23,038,200	28,949,646
IJM Corp. Bhd	22,157,720	40,218,015
IOI Corp. Bhd	40,184,520	70,319,793
Kuala Lumpur Kepong Bhd	6,198,800	47,313,211
Lafarge Malaysia Bhd	4,043,300	12,331,877
Malayan Banking Bhd	45,298,900	137,456,792
Malaysia Airports Holdings Bhd	5,106,000	13,719,504
Maxis Bhd	19,536,100	42,612,095
MISC Bhd[a]	9,660,500	16,455,521
MMC Corp. Bhd	13,847,600	12,116,113
Parkson Holdings Bhd	7,874,710	8,453,769
Petronas Chemicals Group Bhd	24,238,300	50,762,806
Petronas Dagangan Bhd	1,682,100	16,283,438
Petronas Gas Bhd	4,991,900	36,955,239
PPB Group Bhd	5,625,000	25,934,688
Public Bank Bhd Foreign	10,655,600	60,634,100
RHB Capital Bhd	4,460,400	10,531,692
Sapurakencana Petroleum Bhd[a]	37,092,400	49,372,136
Sime Darby Bhd	32,009,973	95,841,216
Telekom Malaysia Bhd	11,725,900	18,700,318
Tenaga Nasional Bhd	35,410,050	108,328,605
UEM Sunrise Bhd	11,535,400	8,231,902
UMW Holdings Bhd	8,107,000	31,291,058
YTL Corp. Bhd	48,079,162	24,166,380
YTL Power International Bhd	37,505,260	22,575,304

		1,594,566,204
MEXICO — 5.24%
Alfa SAB de CV Series A	36,289,600	106,400,567
America Movil SAB de CV Series L	393,760,500	457,052,157
Arca Continental SAB de CV	5,165,836	32,381,705
Cemex SAB de CV CPO[a]	125,325,854	138,201,552
Coca-Cola FEMSA SAB de CV Series L	4,504,893	54,950,842

Security	Shares	Value

Compartamos SAB de CVb	11,823,300	$22,331,522
Controladora Comercial Mexicana SAB de CV BC Units[b]	3,966,400	16,027,540
El Puerto de Liverpool SA de CV Series C1	2,278,700	26,014,959
Fibra Uno Administracion SA de CV	14,559,300	45,509,791
Fomento Economico Mexicano SAB de CV BD Units	22,223,700	213,591,741
Genomma Lab Internacional SAB de CV Series Ba,b	6,271,300	18,382,572
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,865,000	9,807,662
Grupo Aeroportuario del Sureste SAB de CV Series Bb	2,280,000	30,268,343
Grupo Bimbo SAB de CV Series Ab	14,644,900	45,598,544
Grupo Carso SAB de CV Series A1	3,932,541	20,980,555
Grupo Comercial Chedraui SAB de CVb	684,500	2,165,222
Grupo Financiero Banorte SAB de CV Series O	27,160,156	185,755,466
Grupo Financiero Inbursa SAB de CV Series O	23,652,700	62,490,239
Grupo Financiero Santander Mexico SAB de CV Series B	20,298,700	57,873,466
Grupo Mexico SAB de CV Series B	43,583,988	129,217,814
Grupo Televisa SAB de CV CPO	30,184,300	184,440,096
Industrias CH SAB de CV Series Ba,b	1,679,300	9,780,725
Industrias Penoles SAB de CV	1,599,533	41,005,905
Kimberly-Clark de Mexico SAB de CV Series A	21,317,900	63,349,730
Mexichem SAB de CV	11,043,792	46,859,474
Minera Frisco SAB de CV Series A1[a,b]	4,403,741	9,779,557
OHL Mexico SAB de CVa,b	5,391,000	13,930,307
Promotora y Operadora Infraestructura SAB de CVa	1,961,800	23,087,221
Wal-Mart de Mexico SAB de CV Series V	60,400,500	159,669,814

		2,226,905,088
PERU — 0.40%
Compania de Minas Buenaventura SAA SP ADR	2,220,092	26,197,086
Credicorp Ltd.	765,246	98,334,111
Southern Copper Corp.[b]	1,877,014	47,113,051

		171,644,248
PHILIPPINES — 0.90%
Aboitiz Equity Ventures Inc.	21,382,930	26,377,572
Aboitiz Power Corp.	6,516,964	4,950,064
Alliance Global Group Inc.	12,102,980	7,022,631
Ayala Corp.	2,865,876	38,298,971
Ayala Land Inc.	55,784,200	36,191,234
Bank of the Philippine Islands	14,110,854	29,656,164
BDO Unibank Inc.	10,973,256	19,540,041
DMCI Holdings Inc.	1,816,000	2,306,559
Energy Development Corp.	9,089,200	1,073,470
Globe Telecom Inc.	641,680	24,274,634
International Container Terminal Services Inc.	8,456,490	19,685,125
JG Summit Holdings Inc.	8,435,200	7,678,874
Jollibee Foods Corp.	9,098,649	36,810,297
Metro Pacific Investments Corp.	39,843,100	4,341,555
Metropolitan Bank & Trust Co.	894,088	1,604,354
Philippine Long Distance Telephone Co.	476,075	29,472,604
SM Investments Corp.	2,157,475	37,210,591
SM Prime Holdings Inc.	87,937,725	32,945,259
Universal Robina Corp.	9,096,980	25,041,373

		384,481,372
POLAND — 1.76%
Alior Bank SAa,b	382,050	9,284,927
Bank Handlowy w Warszawie SA	380,249	14,785,853
Bank Millennium SAa	4,855,172	11,862,412
Bank Pekao SA	1,451,853	88,610,526

44

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Bank Zachodni WBK SA	311,055	$40,932,401
Cyfrowy Polsat SAa	2,599,557	16,805,030
ENEA SA	1,318,652	6,862,349
Eurocash SA	728,711	11,872,649
Grupa Azoty SA	182,837	4,354,602
Grupa Lotos SAa	734,390	9,480,759
Jastrzebska Spolka Weglowa SA	478,628	10,257,921
Kernel Holding SAa	510,466	7,020,034
KGHM Polska Miedz SA	1,563,347	60,005,007
mBank SAb	169,745	30,637,211
Polska Grupa Energetyczna SA	7,425,011	45,040,167
Polski Koncern Naftowy Orlen SA	3,700,010	57,429,555
Polskie Gornictwo Naftowe i Gazownictwo SA	20,240,905	37,713,324
Powszechna Kasa Oszczednosci Bank Polski SA	9,651,275	128,692,006
Powszechny Zaklad Ubezpieczen SA	623,319	94,930,390
Synthos SA	6,799,866	11,898,471
Tauron Polska Energia SA	12,469,238	20,808,663
Telekomunikacja Polska SA	8,046,600	26,986,702

		746,270,959
RUSSIA — 5.60%
Federal Grid Co. of Unified Energy System OJSC[a]	2,817,668,500	6,792,867
Gazprom OAO	128,525,117	555,981,283
Inter RAO JSC[a]	902,401,865	193,655
LUKOIL OAO	5,631,138	347,739,920
Magnit OJSC SP GDR[c]	2,847,684	187,662,376
MegaFon OAO SP GDR[c]	949,632	30,635,128
MMC Norilsk Nickel OJSC	583,254	87,875,597
Mobile TeleSystems OJSC SP ADR	5,694,618	120,042,547
Moscow Exchange MICEX-RTS OJSC	3,000,000	6,076,151
NovaTek OAO SP GDR[c]	1,044,639	137,370,029
Rosneft Oil Co. OJSC	13,431,677	96,835,131
Rostelecom OJSC	12,823,430	41,296,064
RusHydro OJSC	1,390,993,100	24,010,080
Sberbank of Russia	119,608,691	372,672,669
Severstal OAO	2,270,173	20,718,323
Sistema JSFC SP GDR[c]	1,156,420	31,720,601
Surgutneftegas OJSC	80,579,710	66,738,600
Tatneft OAO Class S	16,882,640	103,648,120
Uralkali OJSC	14,022,685	69,935,069
VTB Bank OJSC	48,989,502,000	68,537,602

		2,376,481,812
SOUTH AFRICA — 7.16%
African Bank Investments Ltd.[b]	7,108,182	8,711,701
African Rainbow Minerals Ltd.	794,089	14,639,785
Anglo American Platinum Ltd.[a,b]	728,955	28,895,630
AngloGold Ashanti Ltd.	4,205,661	56,061,415
Aspen Pharmacare Holdings Ltd.	3,140,570	81,129,577
Assore Ltd.	222,451	8,406,556
Barclays Africa Group Ltd.	3,214,993	43,007,613
Barloworld Ltd.	2,378,992	22,178,700
Bidvest Group Ltd.	3,622,672	91,328,015
Discovery Ltd.	2,754,884	22,081,778
Exxaro Resources Ltd.[b]	1,838,734	25,376,629
FirstRand Ltd.	36,731,098	122,153,378
Foschini Group Ltd. (The)[b]	2,739,417	27,349,575
Gold Fields Ltd.	8,150,827	32,646,441
Growthpoint Properties Ltd.	15,543,577	36,754,611
Harmony Gold Mining Co. Ltd.	4,412,051	12,793,648
Impala Platinum Holdings Ltd.	5,763,285	67,034,387
Imperial Holdings Ltd.	2,394,896	49,739,812

Security	Shares	Value

Investec Ltd.	4,783,710	$33,502,039
Kumba Iron Ore Ltd.[b]	757,127	29,632,553
Liberty Holdings Ltd.	1,394,069	16,907,280
Life Healthcare Group Holdings Ltd.	9,195,643	37,084,494
Massmart Holdings Ltd.	683,584	9,655,455
Mediclinic International Ltd.	3,165,772	22,731,542
MMI Holdings Ltd.	9,508,352	24,288,662
Mr. Price Group Ltd.	2,297,123	35,022,113
MTN Group Ltd.	18,693,432	364,581,269
Nampak Ltd.	3,499,780	13,511,601
Naspers Ltd. Class N	4,340,966	415,405,325
Nedbank Group Ltd.	2,989,489	61,956,645
Netcare Ltd.	16,822,597	41,003,482
Northam Platinum Ltd.[a]	2,223,812	8,749,525
Pick n Pay Stores Ltd.[b]	4,927,406	23,942,621
PPC Ltd.	6,701,252	20,631,304
Redefine Properties Ltd.	20,276,002	19,245,803
Remgro Ltd.	4,855,286	92,912,137
Reunert Ltd.	2,570,389	17,376,872
RMB Holdings Ltd.	4,956,824	22,998,302
RMI Holdings Ltd.	4,740,417	12,589,449
Sanlam Ltd.	21,815,814	110,661,092
Sappi Ltd.[a]	3,442,870	10,433,709
Sasol Ltd.	6,127,878	303,845,779
Shoprite Holdings Ltd.	5,166,715	90,877,631
SPAR Group Ltd. (The)	2,031,096	25,971,689
Standard Bank Group Ltd.	13,930,882	165,322,643
Steinhoff International Holdings Ltd.	11,800,761	46,917,269
Tiger Brands Ltd.	2,006,774	56,115,967
Truworths International Ltd.	5,624,247	44,815,621
Vodacom Group Ltd.	3,525,217	42,240,675
Woolworths Holdings Ltd.	9,172,736	66,775,277

		3,037,995,076
SOUTH KOREA — 15.46%
AmorePacific Corp.	38,757	35,047,197
AmorePacific Group	26,460	10,863,526
BS Financial Group Inc.	1,813,310	27,928,709
Celltrion Inc.[b]	707,387	28,641,721
Cheil Industries Inc.	568,445	48,932,571
Cheil Worldwide Inc.[a]	1,035,400	25,290,645
CJ CheilJedang Corp.[b]	95,548	23,293,380
CJ Corp.	165,492	16,263,033
Coway Co. Ltd.	666,175	41,671,346
Daelim Industrial Co. Ltd.	332,469	31,572,460
Daewoo Engineering & Construction Co. Ltd.[a,b]	783,490	6,315,005
Daewoo International Corp.	408,876	15,029,081
Daewoo Securities Co. Ltd.	1,740,030	15,126,407
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,094,680	37,961,595
DGB Financial Group Inc.	1,425,570	22,899,641
Dongbu Insurance Co. Ltd.	465,816	23,592,306
Doosan Corp.	130,559	16,777,874
Doosan Heavy Industries & Construction Co. Ltd.	475,275	17,132,894
Doosan Infracore Co. Ltd.a,[b]	994,150	12,305,929
E-Mart Co. Ltd.	236,741	60,286,969
GS Engineering & Construction Corp.[b]	368,255	10,526,045
GS Holdings Corp.	543,432	29,063,830
Halla Visteon Climate Control Corp.[b]	341,017	12,341,445
Hana Financial Group Inc.	2,928,968	109,874,355
Hankook Tire Co. Ltd.	812,224	47,967,495
Hanwha Chemical Corp.[b]	928,220	19,252,035
Hanwha Corp.	439,690	16,473,314

45

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Hanwha Life Insurance Co. Ltd.	2,406,320	$16,484,759
Hite Jinro Co. Ltd.	87,730	2,101,441
Hyosung Corp.	272,505	18,565,256
Hyundai Department Store Co. Ltd.	152,577	23,788,345
Hyundai Development Co. Engineering & Construction	517,340	11,170,008
Hyundai Engineering & Construction Co. Ltd.	793,903	47,185,579
Hyundai Glovis Co. Ltd.	143,669	32,038,065
Hyundai Heavy Industries Co. Ltd.	458,413	117,602,882
Hyundai Hysco Co. Ltd.	361,543	13,852,942
Hyundai Marine & Fire Insurance Co. Ltd.	709,930	21,432,735
Hyundai Merchant Marine Co. Ltd.[a,b]	574,848	6,110,781
Hyundai Mipo Dockyard Co. Ltd.[b]	137,129	23,388,250
Hyundai Mobis Co. Ltd.	751,556	218,017,284
Hyundai Motor Co.	1,764,134	420,071,594
Hyundai Securities Co. Ltd.[b]	746,140	4,159,715
Hyundai Steel Co.	621,867	48,536,534
Hyundai Wia Corp.	166,676	29,923,878
Industrial Bank of Korea	1,782,360	19,283,778
Kangwon Land Inc.	881,540	27,654,850
KB Financial Group Inc.	4,265,625	160,016,359
KCC Corp.	43,686	19,277,485
Kia Motors Corp.[b]	2,878,498	164,283,548
Korea Aerospace Industries Ltd.[b]	496,090	13,125,314
Korea Electric Power Corp.[a]	2,835,915	85,750,052
Korea Gas Corp.	316,509	19,619,192
Korea Investment Holdings Co. Ltd.	341,050	13,099,955
Korea Zinc Co. Ltd.	94,135	25,617,386
Korean Air Lines Co. Ltd.[a]	297,788	8,568,123
KT Corp.	35,310	1,126,063
KT Corp. SP ADR	608,697	9,538,282
KT&G Corp.	1,256,800	93,223,850
Kumho Petro Chemical Co. Ltd.[b]	150,626	14,375,155
LG Chem Ltd.	510,339	140,086,440
LG Corp.	1,082,392	63,922,801
LG Display Co. Ltd.[a]	2,568,312	59,214,602
LG Electronics Inc.[b]	1,155,586	74,687,785
LG Household & Health Care Ltd.	107,809	55,417,269
LG Innotek Co. Ltd.[a,b]	139,806	10,660,818
LG Uplus Corp.[a]	2,506,230	24,865,742
Lotte Chemical Corp.[b]	187,680	38,837,683
Lotte Confectionery Co. Ltd.	5,007	8,298,477
Lotte Shopping Co. Ltd.	109,882	40,700,883
LS Corp.	153,056	11,425,327
LS Industrial Systems Co. Ltd.	187,189	11,850,763
Mirae Asset Securities Co. Ltd.	192,919	6,453,116
NAVER Corp.	315,127	206,054,884
NCsoft Corp.[b]	175,845	39,462,522
NHN Entertainment Corp.[a]	147,733	13,345,247
OCI Co. Ltd.[b]	185,081	30,692,351
ORION Corp.	40,676	34,668,574
POSCO	719,771	222,739,301
S-Oil Corp.	489,973	35,093,975
S1 Corp.	271,702	18,356,509
Samsung C&T Corp.	1,421,214	84,872,649
Samsung Card Co. Ltd.	374,968	13,499,273
Samsung Electro-Mechanics Co. Ltd.	677,140	52,338,705
Samsung Electronics Co. Ltd.	1,215,442	1,715,837,048
Samsung Engineering Co. Ltd.[b]	318,778	18,946,552
Samsung Fire & Marine Insurance Co. Ltd.	405,562	99,828,877
Samsung Heavy Industries Co. Ltd.	1,835,550	67,989,757
Samsung Life Insurance Co. Ltd.	663,199	63,919,775
Samsung SDI Co. Ltd.	394,538	65,427,024
Samsung Securities Co. Ltd.	619,056	26,469,134

Security	Shares	Value

Samsung Techwin Co. Ltd.[b]	469,719	$25,165,896
Shinhan Financial Group Co. Ltd.	4,772,138	200,661,571
Shinsegae Co. Ltd.	82,495	19,994,300
SK C&C Co. Ltd.	239,262	30,634,037
SK Holdings Co. Ltd.	278,094	49,138,787
SK Hynix Inc.[a]	5,782,090	193,410,173
SK Innovation Co. Ltd.	663,739	90,313,159
SK Networks Co. Ltd.	830,610	5,862,852
SK Telecom Co. Ltd.	82,483	17,614,247
SK Telecom Co. Ltd. SP ADR[b]	169,064	4,037,248
Woori Finance Holdings Co. Ltd.	3,842,910	45,934,812
Woori Investment & Securities Co. Ltd.	1,198,151	12,000,757
Yuhan Corp.	117,667	20,902,765

		6,563,054,715
TAIWAN — 11.29%
Acer Inc.[a,b]	29,632,053	16,070,638
Advanced Semiconductor Engineering Inc.	64,059,701	63,639,765
Advantech Co. Ltd.	2,832,800	17,517,145
Asia Cement Corp.	25,371,292	33,692,363
Asia Pacific Telecom Co. Ltd.	7,368,000	4,207,583
ASUSTeK Computer Inc.[b]	7,087,968	62,391,555
AU Optronics Corp.[a,b]	89,497,000	27,913,000
Catcher Technology Co. Ltd.[b]	6,781,210	41,245,448
Cathay Financial Holding Co. Ltd.	85,425,185	134,225,556
Chailease Holding Co. Ltd.[b]	8,033,200	21,362,872
Chang Hwa Commercial Bank Ltd.	46,190,761	28,328,793
Cheng Shin Rubber Industry Co. Ltd.[b]	21,471,128	56,300,586
Cheng Uei Precision Industry Co. Ltd.	3,439,503	6,868,778
Chicony Electronics Co. Ltd.	7,685,675	19,218,083
China Airlines Ltd.[a]	23,415,347	8,584,731
China Development Financial Holding Corp.	163,604,848	47,709,328
China Life Insurance Co. Ltd.	20,128,730	19,384,632
China Motor Co. Ltd.	5,084,000	4,741,448
China Petrochemical Development Corp.[b]	22,687,725	10,732,856
China Steel Corp.[b]	138,838,288	119,396,987
Chunghwa Telecom Co. Ltd.	42,905,410	134,541,530
Clevo Co.	8,536,553	18,259,235
Compal Electronics Inc.[b]	47,213,908	35,656,918
CTBC Financial Holding Co. Ltd.	140,095,755	91,601,435
CTCI Corp.	1,989,000	3,158,850
Delta Electronics Inc.	20,920,000	111,690,207
E.Sun Financial Holding Co. Ltd.	47,245,076	31,689,355
Eclat Textile Co. Ltd.	1,589,000	20,242,380
Epistar Corp.	7,629,345	13,199,380
EVA Airways Corp.[a]	13,966,800	8,046,697
Evergreen Marine Corp. Ltd.[a]	19,694,325	11,645,965
Far Eastern Department Stores Ltd.	12,967,796	13,233,339
Far Eastern New Century Corp.	32,608,356	37,628,416
Far EasTone Telecommunications Co. Ltd.	16,296,000	34,911,347
Farglory Land Development Co. Ltd.	10,786,000	19,170,900
Feng Hsin Iron & Steel Co. Ltd.	6,383,000	11,647,023
First Financial Holding Co. Ltd.	68,315,791	41,436,387
Formosa Chemicals & Fibre Corp.	34,029,090	95,898,699
Formosa International Hotels Corp.[b]	271,923	3,124,073
Formosa Petrochemical Corp.[b]	9,529,000	25,984,669
Formosa Plastics Corp.	48,089,280	126,422,450
Formosa Taffeta Co. Ltd.	10,225,000	12,956,596
Foxconn Technology Co. Ltd.[b]	8,982,819	21,308,167
Fubon Financial Holding Co. Ltd.	72,502,969	103,631,668
Giant Manufacturing Co. Ltd.	4,651,203	32,769,339
Hermes Microvision Inc.[b]	411,000	12,790,802

46

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Highwealth Construction Corp.	3,498,600	$7,731,582
Hiwin Technologies Corp.	1,747,300	14,494,903
Hon Hai Precision Industry Co. Ltd.	121,412,654	320,003,616
Hotai Motor Co. Ltd.[b]	2,712,000	31,524,228
HTC Corp.[b]	7,831,708	39,960,394
Hua Nan Financial Holdings Co. Ltd.	38,723,162	22,505,859
Innolux Corp.[a,b]	65,204,958	24,677,148
Inventec Corp.	23,059,281	19,401,774
Kinsus Interconnect Technology Corp.	2,384,000	8,216,801
Largan Precision Co. Ltd.[b]	1,153,000	41,103,433
LCY Chemical Corp.	5,288,076	6,325,535
Lite-On Technology Corp.	21,843,734	35,466,359
MediaTek Inc.[b]	13,194,176	194,386,049
Mega Financial Holding Co. Ltd.	89,553,229	75,197,599
Merida Industry Co. Ltd.	1,712,000	12,726,904
MStar Semiconductor Inc.	2,843,331	31,849,842
Nan Kang Rubber Tire Co. Ltd.a,[b]	6,303,248	7,965,854
Nan Ya Plastics Corp.	55,556,160	121,647,603
Novatek Microelectronics Corp. Ltd.[b]	5,577,000	22,519,818
Pegatron Corp.[b]	14,765,414	18,360,723
Phison Electronics Corp.	1,527,535	9,368,372
Pou Chen Corp.	30,687,220	39,922,213
Powertech Technology Inc.[b]	5,423,300	8,383,996
President Chain Store Corp.	7,181,000	50,956,613
Quanta Computer Inc.[b]	26,428,000	58,849,943
Radiant Opto-Electronics Corp.[b]	4,902,240	17,476,053
Realtek Semiconductor Corp.	4,107,637	9,951,935
Ruentex Development Co. Ltd.[b]	10,421,337	21,410,329
Ruentex Industries Ltd.	6,643,009	18,002,613
ScinoPharm Taiwan Ltd.	3,053,640	9,575,515
Shin Kong Financial Holding Co. Ltd.	43,429,479	14,968,598
Siliconware Precision Industries Co. Ltd.	33,180,190	39,241,287
Simplo Technology Co. Ltd.	3,681,202	16,357,304
SinoPac Financial Holdings Co. Ltd.	66,942,209	33,025,487
Standard Foods Corp.	3,262,914	9,900,983
Synnex Technology International Corp.[b]	15,004,985	22,537,392
Taishin Financial Holdings Co. Ltd.	55,227,121	27,245,927
Taiwan Business Bank Ltd.[a]	25,083,811	7,619,905
Taiwan Cement Corp.	41,681,296	65,985,292
Taiwan Cooperative Financial Holding Co. Ltd.	42,128,246	23,274,881
Taiwan Fertilizer Co. Ltd.	7,272,000	16,955,058
Taiwan Glass Industry Corp.	5,106,176	5,288,379
Taiwan Mobile Co. Ltd.	19,848,600	64,990,516
Taiwan Semiconductor Manufacturing Co. Ltd.	272,078,000	965,337,231
Teco Electric and Machinery Co. Ltd.[b]	32,487,000	35,677,080
TPK Holding Co. Ltd.[b]	2,228,827	12,464,380
Transcend Information Inc.	831,000	2,473,849
TSRC Corp.[b]	10,397,850	15,494,532
U-Ming Marine Transport Corp.	4,540,000	8,007,975
Uni-President Enterprises Co.	51,742,733	92,316,561
Unimicron Technology Corp.[b]	10,511,000	7,796,055
United Microelectronics Corp.[b]	134,482,000	55,894,053
Vanguard International Semiconductor Corp.	7,883,000	9,256,412
Walsin Lihwa Corp.[a]	21,842,000	6,672,017
Wan Hai Lines Ltd.	2,871,300	1,499,006
Wistron Corp.[b]	21,460,212	19,252,843
WPG Holdings Co. Ltd.	12,693,532	14,454,688
Yang Ming Marine Transport Corp.[a]	30,623,075	13,452,050
Yuanta Financial Holding Co. Ltd.	81,475,140	44,187,200
Yulon Motor Co. Ltd.[b]	12,326,000	20,283,713
Zhen Ding Technology Holding Ltd.	2,001,075	4,821,134

		4,792,873,368

Security	Shares	Value

THAILAND — 2.35%
Advanced Information Service PCL NVDR	11,989,600	$85,133,254
Airports of Thailand PCL NVDR	4,813,400	28,106,898
Bangkok Bank PCL Foreign	9,398,700	55,467,258
Bangkok Bank PCL NVDR[b]	7,205,200	42,185,537
Bangkok Dusit Medical Services PCL NVDR	3,440,500	14,089,871
Bank of Ayudhya PCL NVDR	26,397,400	31,650,573
Banpu PCL NVDR	16,778,200	16,067,569
BEC World PCL NVDR	10,822,200	17,862,865
BTS Group Holdings PCL NVDR	43,876,100	12,776,130
Central Pattana PCL NVDR	14,387,600	19,379,125
Charoen Pokphand Foods PCL NVDR[b]	33,946,700	30,130,207
CP All PCL NVDR	50,344,600	63,891,076
Glow Energy PCL NVDR	5,967,000	12,589,980
Home Product Center PCL NVDR[b]	17,821,350	5,938,600
Indorama Ventures PCL NVDR	18,731,780	13,650,690
IRPC PCL NVDR	105,174,800	11,595,104
Kasikornbank PCL Foreign	13,789,700	72,577,368
Kasikornbank PCL NVDR	7,215,700	37,977,368
Krung Thai Bank PCL NVDR	44,661,700	25,870,683
Minor International PCL NVDR	9,419,600	7,128,505
PTT Exploration & Production PCL NVDR	14,881,539	74,152,795
PTT Global Chemical PCL NVDR	16,979,130	40,319,485
PTT PCL NVDR	9,390,400	86,271,193
Siam Cement PCL Foreign (The)	3,513,000	43,980,878
Siam Cement PCL NVDR (The)[b]	1,296,900	15,913,379
Siam Commercial Bank PCL NVDR	19,008,200	92,939,502
Thai Oil PCL NVDR	9,506,500	18,651,806
TMB Bank PCL NVDR	97,869,200	7,802,714
True Corp. PCL NVDR[a]	52,085,700	14,274,499

		998,374,912
TURKEY — 1.74%
Akbank TAS	20,127,376	73,775,953
Anadolu Efes Biracilik ve Malt Sanayii AS	1,829,088	20,747,512
Arcelik AS	1,926,541	12,978,160
BIM Birlesik Magazalar AS	2,219,783	50,138,497
Coca-Cola Icecek AS	549,495	15,786,567
Emlak Konut Gayrimenkul Yatirim Ortakligi ASb	23,077,701	30,178,136
Enka Insaat ve Sanayi AS	2,849,465	9,456,578
Eregli Demir ve Celik Fabrikalari TAS	17,280,475	22,939,630
Ford Otomotiv Sanayi AS	813,838	10,481,110
Haci Omer Sabanci Holding AS	8,997,095	41,089,341
KOC Holding ASb	6,602,090	31,197,929
Koza Altin Isletmeleri AS	571,660	9,146,107
Migros Ticaret ASa	1	5
TAV Havalimanlari Holding AS	1,890,934	14,096,420
Tofas Turk Otomobil Fabrikasi AS	1,144,484	7,511,411
Turk Hava Yollari AO	6,215,652	23,029,486
Turk Telekomunikasyon ASb	4,454,939	14,475,766
Turkcell Iletisim Hizmetleri ASa	8,206,473	49,795,326
Turkiye Garanti Bankasi AS	26,190,473	98,854,003
Turkiye Halk Bankasi AS	7,059,543	54,200,617
Turkiye Is Bankasi AS Class C	17,458,573	44,968,462
Turkiye Petrol Rafinerileri AS	1,497,441	34,045,393
Turkiye Sise ve Cam Fabrikalari AS	5,242,230	7,114,798
Turkiye Vakiflar Bankasi TAO Class D	11,462,680	26,004,445
Ulker Biskuvi Sanayi AS	827,529	6,804,360

47

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2013

Security	Shares	Value

Yapi ve Kredi Bankasi AS	13,325,433	$28,448,184

		737,264,196

TOTAL COMMON STOCKS
(Cost: $38,113,895,190)		39,771,100,202

PREFERRED STOCKS — 6.03%

BRAZIL — 4.72%
AES Tiete SA	1,204,900	10,374,560
Banco Bradesco SA	23,118,258	307,153,540
Banco do Estado do Rio Grande do Sul SA Class B	2,137,300	12,457,851
Bradespar SA	2,572,800	28,018,793
Braskem SA Class Aa	1,789,100	15,949,118
Centrais Eletricas Brasileiras SA Class B	2,571,537	11,473,138
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,331,686	61,982,685
Companhia Energetica de Minas Gerais	6,119,881	51,487,523
Companhia Energetica de Sao Paulo Class B	1,910,600	19,234,970
Companhia Paranaense de Energia Class B	1,177,675	15,848,707
Gerdau SA	9,673,685	74,628,235
Itau Unibanco Holding SA	27,616,802	390,120,988
Itausa - Investimentos Itau SA	31,880,244	127,070,082
Klabin SA	5,323,000	27,604,543
Lojas Americanas SA	4,256,816	29,008,197
Marcopolo SA	4,429,700	11,011,362
Metalurgica Gerdau SA	3,142,800	30,576,046
Oi SA	8,181,568	12,518,246
Petroleo Brasileiro SA	46,019,127	377,107,343
Suzano Papel e Celulose SA Class A	3,253,900	11,853,916
Telefonica Brasil SA	3,412,667	65,686,435
Usinas Siderurgicas de Minas Gerais SA Class Aa	4,324,500	23,075,121
Vale SA Class A	20,786,751	292,123,675

		2,006,365,074
CHILE — 0.09%
Embotelladora Andina SA Class B	2,378,297	11,811,793
Sociedad Quimica y Minera de Chile SA Series B	1,063,655	26,784,596

		38,596,389
COLOMBIA — 0.25%
Banco Davivienda SA	1,058,775	13,099,716
Bancolombia SA	3,988,476	51,123,190
Grupo Argos SA	1,171,898	12,133,333
Grupo Aval Acciones y Valores SA	18,702,903	12,393,082
Grupo de Inversiones Suramericana SA	859,349	15,881,741

		104,631,062
RUSSIA — 0.31%
AK Transneft OAO	18,198	46,541,119
Sberbank of Russia	10,990,438	28,190,279
Surgutneftegas OJSC	78,125,700	55,696,192

		130,427,590
SOUTH KOREA — 0.66%
Hyundai Motor Co. Ltd.	129,425	15,042,308
Hyundai Motor Co. Ltd. Series 2	344,426	41,332,422
LG Chem Ltd.	81,966	11,036,715

Security	Shares	Value

Samsung Electronics Co. Ltd.	225,347	$213,571,805

		280,983,250

TOTAL PREFERRED STOCKS
(Cost: $2,874,857,443)		2,561,003,365

RIGHTS — 0.01%

BRAZIL — 0.00%
Klabin SAa	163,126	1,118,618

		1,118,618
CHILE — 0.00%
LATAM Airlines Group SAa	378,358	302,540

		302,540
SOUTH AFRICA — 0.01%
African Bank Investments Ltd.[a,b]	10,111,376	4,475,578
Northam Platinum Ltd.[a]	82,272	324

		4,475,902

TOTAL RIGHTS
(Cost: $14,021,925)		5,897,060

SHORT-TERM INVESTMENTS — 3.08%

MONEY MARKET FUNDS — 3.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	1,236,809,705	1,236,809,705
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	71,605,111	71,605,111

		1,308,414,816

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,308,414,816)		1,308,414,816

TOTAL INVESTMENTS IN SECURITIES — 102.81%
(Cost: $42,311,189,374)		43,646,415,443
Other Assets, Less Liabilities — (2.81)%		(1,194,545,706)

NET ASSETS — 100.00%		$42,451,869,737

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

48

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2013

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
1,545	MSCI Emerging Markets-Mini (Dec. 2013)	NYSE Liffe	$78,323,775	$2,567,977

See accompanying notes to schedules of investments.

49

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.71%

CHINA — 31.99%
AAC Technologies Holdings Inc.	12,000	$54,175
Agile Property Holdings Ltd.	14,000	15,566
Agricultural Bank of China Ltd. Class H	300,000	154,012
Air China Ltd. Class H	30,000	23,295
Aluminum Corp. of China Ltd. Class Ha,b	34,000	12,674
Anhui Conch Cement Co. Ltd. Class H	19,000	74,136
Anta Sports Products Ltd.	18,000	25,354
AviChina Industry & Technology Co. Ltd. Class H	44,000	26,618
Bank of China Ltd. Class H	1,074,000	519,500
Bank of Communications Co. Ltd. Class H	128,000	95,596
BBMG Corp. Class H	18,000	15,951
Beijing Capital International Airport Co. Ltd. Class H	36,000	28,047
Beijing Enterprises Holdings Ltd.	7,500	67,138
Beijing Enterprises Water Group Ltd.	48,000	26,995
Belle International Holdings Ltd.	64,000	78,755
Biostime International Holdings Ltd.	2,500	20,864
Brilliance China Automotive Holdings Ltd.	44,000	76,959
BYD Co. Ltd. Class Ha,b	6,500	32,698
China Agri-Industries Holdings Ltd.	33,800	17,265
China BlueChemical Ltd. Class H	38,000	25,782
China CITIC Bank Corp. Ltd. Class H	115,000	67,196
China Coal Energy Co. Class H	64,000	42,927
China Communications Construction Co. Ltd. Class H	58,000	48,853
China Communications Services Corp. Ltd. Class H	36,000	23,589
China Construction Bank Corp. Class H	1,033,000	836,777
China COSCO Holdings Co. Ltd. Class Ha	44,000	22,645
China Everbright International Ltd.[b]	38,000	42,349
China Everbright Ltd.	18,000	29,487
China Gas Holdings Ltd.	26,000	35,214
China International Marine Containers (Group) Co. Ltd. Class H	6,200	13,163
China Life Insurance Co. Ltd. Class H	105,000	338,594
China Longyuan Power Group Corp. Ltd. Class H	44,000	56,585
China Mengniu Dairy Co. Ltd.	20,000	91,453
China Merchants Bank Co. Ltd. Class H	66,331	141,344
China Merchants Holdings (International) Co. Ltd.	14,000	52,008
China Minsheng Banking Corp. Ltd. Class H	67,500	81,408
China Mobile Ltd.	87,500	942,420
China National Building Material Co. Ltd. Class H	50,000	55,916
China Oilfield Services Ltd. Class H	24,000	72,440
China Overseas Grand Oceans Group Ltd.	6,000	6,362
China Overseas Land & Investment Ltd.	58,000	180,300
China Pacific Insurance (Group) Co. Ltd. Class H	39,000	165,002
China Petroleum & Chemical Corp. Class H	376,600	323,522
China Railway Construction Corp. Ltd. Class H	31,000	34,748
China Railway Group Ltd. Class H	50,000	28,829
China Resources Cement Holdings Ltd.	40,000	28,635
China Resources Enterprise Ltd.	18,000	63,501
China Resources Gas Group Ltd.	12,000	36,839
China Resources Land Ltd.	28,000	77,109
China Resources Power Holdings Co. Ltd.	26,000	62,915
China Shenhua Energy Co. Ltd. Class H	46,500	157,746
China Shipping Container Lines Co. Ltd. Class Ha,b	51,000	13,749
China State Construction International Holdings Ltd.	28,000	49,191
China Taiping Insurance Holdings Co. Ltd.[a]	14,000	26,943
China Telecom Corp. Ltd. Class H	188,000	101,607
China Unicom (Hong Kong) Ltd.	72,000	114,603

Security	Shares	Value

Chongqing Rural Commercial Bank Co. Ltd. Class H	41,000	$21,471
CITIC Pacific Ltd.[b]	23,000	33,168
CITIC Securities Co. Ltd. Class H	15,000	38,000
CNOOC Ltd.	251,000	514,131
COSCO Pacific Ltd.	22,000	32,918
Country Garden Holdings Co. Ltd.	67,964	44,622
CSR Corp Ltd. Class H	18,000	16,717
Datang International Power Generation Co. Ltd. Class H	46,000	20,174
Dongfeng Motor Group Co. Ltd. Class H	42,000	66,744
ENN Energy Holdings Ltd.	12,000	84,513
Evergrande Real Estate Group Ltd.[b]	112,000	47,096
Far East Horizon Ltd.	22,000	16,828
Fosun International Ltd.	25,500	23,485
Franshion Properties (China) Ltd.	58,000	19,302
GCL-Poly Energy Holdings Ltd.[a,b]	121,000	39,643
Geely Automobile Holdings Ltd.	75,000	38,696
Golden Eagle Retail Group Ltd.	14,000	18,745
GOME Electrical Appliances Holdings Ltd.	139,000	24,205
Great Wall Motor Co. Ltd. Class H	15,000	91,614
Greentown China Holdings Ltd.	9,500	16,494
Guangdong Investment Ltd.	40,000	36,994
Guangzhou Automobile Group Co. Ltd. Class H	32,000	42,514
Guangzhou R&F Properties Co. Ltd. Class H	12,400	19,929
Haier Electronics Group Co. Ltd.	12,000	28,264
Haitong Securities Co. Ltd. Class H	21,200	36,698
Hanergy Solar Group Ltd.[a]	144,000	22,661
Hengan International Group Co. Ltd.	10,500	132,322
Huaneng Power International Inc. Class H	38,000	36,320
Industrial and Commercial Bank of China Ltd. Class H	1,057,000	759,416
Intime Retail Group Co. Ltd.[b]	13,500	15,428
Jiangsu Expressway Co. Ltd. Class H	26,000	34,476
Jiangxi Copper Co. Ltd. Class H	15,000	29,100
Kingboard Chemical Holdings Co. Ltd.	9,700	26,025
Kunlun Energy Co. Ltd.	44,000	81,386
Lee & Man Paper Manufacturing Ltd.	29,000	21,284
Lenovo Group Ltd.	96,000	113,799
Longfor Properties Co. Ltd.	15,500	22,992
New China Life Insurance Co. Ltd. Class Ha	8,500	30,370
Nine Dragons Paper (Holdings) Ltd.	28,000	25,823
People’s Insurance Co. Group of China Ltd. Class H	64,000	33,516
PetroChina Co. Ltd. Class H	296,000	350,115
PICC Property and Casualty Co. Ltd. Class H	40,000	66,352
Ping An Insurance (Group) Co. of China Ltd. Class H	26,500	247,135
Poly Property Group Co. Ltd.	41,000	24,010
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	20,000	27,294
Shanghai Electric Group Co. Ltd. Class H	32,000	11,557
Shanghai Industrial Holdings Ltd.	5,000	16,897
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,200	26,235
Shenzhou International Group Holdings Ltd.	6,000	22,676
Shimao Property Holdings Ltd.	19,000	47,496
Shougang Fushan Resources Group Ltd.[b]	54,000	18,946
Shui On Land Ltd.	57,000	18,454
Sihuan Pharmaceutical Holdings Group Ltd.	41,000	32,154
Sino Biopharmaceutical Ltd.	36,000	28,372
Sino-Ocean Land Holdings Ltd.	42,500	28,506
Sinopec Shanghai Petrochemical Co. Ltd. Class H	69,000	20,381
Sinopharm Group Co. Ltd. Class H	16,000	47,571
SOHO China Ltd.[b]	36,000	32,505
Sun Art Retail Group Ltd.	36,500	54,237
Tencent Holdings Ltd.	14,600	844,439
Tingyi (Cayman Islands) Holding Corp.	28,000	83,068
Tsingtao Brewery Co. Ltd. Class H	6,000	50,383
Uni-President China Holdings Ltd.[b]	13,000	13,180

50

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2013

Security	Shares	Value

Want Want China Holdings Ltd.	89,000	$131,790
Weichai Power Co. Ltd. Class H	4,800	21,237
Wumart Stores Inc. Class H	11,000	17,026
Yanzhou Coal Mining Co. Ltd. Class Hb	22,000	24,036
Yingde Gases Group Co. Ltd.[b]	17,500	18,736
Yuexiu Property Co. Ltd.	94,000	24,614
Zhejiang Expressway Co. Ltd. Class H	18,000	16,763
Zhongsheng Group Holdings Ltd.[b]	12,000	16,160
Zhuzhou CSR Times Electric Co. Ltd. Class H	9,000	34,653
Zijin Mining Group Co. Ltd. Class Hb	84,000	19,503
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	19,000	19,263
ZTE Corp. Class Ha	10,000	22,315

		11,093,291
INDIA — 9.58%
ACC Ltd.	651	11,424
Adani Enterprises Ltd.	2,949	12,418
Adani Ports and Special Economic Zone Ltd.	5,069	12,812
Aditya Birla Nuvo Ltd.	531	10,610
Ambuja Cements Ltd.	9,163	27,178
Apollo Hospitals Enterprise Ltd.	1,043	13,922
Asian Paints Ltd.	4,170	33,609
Bajaj Auto Ltd.	1,120	35,388
Bank of Baroda	637	6,571
Bharat Heavy Electricals Ltd.	7,814	19,551
Bharat Petroleum Corp. Ltd.	2,408	13,102
Bharti Airtel Ltd.	6,900	36,107
Cairn India Ltd.	6,504	33,701
Cipla Ltd.	4,649	29,107
Coal India Ltd.	6,948	30,237
Dabur India Ltd.	5,553	14,720
Divi’s Laboratories Ltd.	527	9,718
DLF Ltd.	5,506	13,402
Dr. Reddy’s Laboratories Ltd.	1,395	55,470
GAIL (India) Ltd.	4,276	23,159
GlaxoSmithKline Consumer Healthcare Ltd.	144	10,254
Godrej Consumer Products Ltd.	1,598	22,638
HCL Technologies Ltd.	2,780	48,313
HDFC Bank Ltd.	22,614	239,313
Hero Motocorp Ltd.	912	29,961
Hindalco Industries Ltd.	13,708	26,916
Hindustan Unilever Ltd.	9,826	93,519
Housing Development Finance Corp. Ltd.	21,294	280,717
ICICI Bank Ltd.	4,028	68,883
Idea Cellular Ltd.	9,219	25,884
Infosys Ltd.	6,591	353,814
ITC Ltd.	32,411	166,178
Jaiprakash Associates Ltd.	13,030	11,239
Jindal Steel & Power Ltd.	4,894	20,217
JSW Steel Ltd.	1,066	15,669
Kotak Mahindra Bank Ltd.	5,076	61,474
Larsen & Toubro Ltd.	5,137	85,982
LIC Housing Finance Ltd.	4,303	14,326
Lupin Ltd.	1,036	14,189
Mahindra & Mahindra Financial Services Ltd.	3,648	17,265
Mahindra & Mahindra Ltd.	4,145	62,699
NTPC Ltd.	14,604	34,413
Oil & Natural Gas Corp. Ltd.	10,646	50,956
Oil India Ltd.	1,757	13,584
Piramal Enterprises Ltd.	948	7,883
Power Finance Corp. Ltd.	3,768	9,596
Power Grid Corp. of India Ltd.	15,279	23,252

Security	Shares	Value

Ranbaxy Laboratories Ltd.[a]	1,645	$11,105
Reliance Capital Ltd.	1,357	8,180
Reliance Communications Ltd.	7,732	17,143
Reliance Industries Ltd.	18,654	254,690
Reliance Infrastructure Ltd.	1,636	11,267
Reliance Power Ltd.[a]	8,059	9,273
Rural Electrification Corp. Ltd.	4,226	15,341
Sesa Sterlite Ltd.	14,736	43,177
Shriram Transport Finance Co. Ltd.	1,731	16,378
Siemens Ltd.	1,020	10,049
State Bank of India	1,863	54,243
Sun Pharmaceuticals Industries Ltd.	9,438	86,390
Tata Consultancy Services Ltd.	6,858	219,969
Tata Motors Ltd.	10,144	64,721
Tata Power Co. Ltd.	13,302	16,923
Tata Steel Ltd.	3,889	24,931
Tech Mahindra Ltd.	1,500	40,748
Ultratech Cement Ltd.	539	16,456
United Breweries Ltd.	799	10,140
United Spirits Ltd.	1,371	57,378
Wipro Ltd.	8,832	66,540
Zee Entertainment Enterprises Ltd.	3,346	13,879

		3,320,261
INDONESIA — 3.41%
PT Adaro Energy Tbk	205,500	19,412
PT Astra Agro Lestari Tbk	6,000	11,160
PT Astra International Tbk	296,000	154,650
PT Bank Central Asia Tbk	183,000	147,624
PT Bank Danamon Indonesia Tbk	51,000	16,201
PT Bank Mandiri (Persero) Tbk	138,500	88,571
PT Bank Negara Indonesia (Persero) Tbk	106,500	36,502
PT Bank Rakyat Indonesia (Persero) Tbk	140,000	87,189
PT Bukit Asam (Persero) Tbk	9,000	9,028
PT Bumi Serpong Damai Tbk	86,000	9,705
PT Charoen Pokphand Indonesia Tbk	105,500	29,985
PT Global Mediacom Tbk	93,500	15,241
PT Gudang Garam Tbk	8,500	26,291
PT Indo Tambangraya Megah Tbk	8,000	19,193
PT Indocement Tunggal Prakarsa Tbk	20,000	31,515
PT Indofood CBP Sukses Makmur Tbk	20,000	16,719
PT Indofood Sukses Makmur Tbk	66,000	36,690
PT Jasa Marga (Persero) Tbk	33,000	14,069
PT Kalbe Farma Tbk	379,000	38,652
PT Lippo Karawaci Tbk[a]	269,000	20,463
PT Matahari Department Store Tbk[a]	18,000	17,379
PT Media Nusantara Citra Tbk	65,500	14,647
PT Perusahaan Gas Negara (Persero) Tbk	152,500	61,829
PT Semen Gresik (Persero) Tbk	32,000	34,240
PT Telekomunikasi Indonesia (Persero) Tbk	662,500	120,455
PT Unilever Indonesia Tbk	23,000	51,143
PT United Tractors Tbk	25,000	38,140
PT XL Axiata Tbk	37,500	15,674

		1,182,367
MALAYSIA — 6.03%
AirAsia Bhd	16,000	11,865
Alliance Financial Group Bhd	17,700	27,129
AMMB Holdings Bhd	23,400	53,726
Astro Malaysia Holdings Bhd	20,500	18,573
Axiata Group Bhd	39,400	82,150

51

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2013

Security	Shares	Value

Berjaya Sports Toto Bhd	7,268	$8,817
British American Tobacco (Malaysia) Bhd	1,800	35,129
Bumi Armada Bhd[a]	13,900	17,122
CIMB Group Holdings Bhd	63,700	149,813
Dialog Group Bhd	25,200	23,300
DiGi.Com Bhd	45,700	69,053
Felda Global Ventures Holdings Bhd	15,800	21,864
Gamuda Bhd	25,900	38,251
Genting Bhd	28,200	89,421
Genting Malaysia Bhd	40,200	52,885
Genting Plantations Bhd	3,900	13,311
Hong Leong Bank Bhd	10,900	47,753
Hong Leong Financial Group Bhd	4,000	19,634
IHH Healthcare Bhd[a]	31,200	39,206
IJM Corp. Bhd	13,600	24,685
IOI Corp. Bhd	38,800	67,897
Kuala Lumpur Kepong Bhd	6,000	45,796
Lafarge Malaysia Bhd	6,300	19,215
Malayan Banking Bhd	65,200	197,845
Malaysia Airports Holdings Bhd	7,700	20,689
Maxis Bhd	34,200	74,597
MISC Bhd[a]	15,000	25,551
MMC Corp. Bhd	14,000	12,249
Parkson Holdings Bhd	8,800	9,447
Petronas Chemicals Group Bhd	42,800	89,637
Petronas Dagangan Bhd	4,200	40,658
Petronas Gas Bhd	8,400	62,186
PPB Group Bhd	7,700	35,502
Public Bank Bhd Foreign	15,500	88,200
RHB Capital Bhd	10,800	25,500
Sapurakencana Petroleum Bhd[a]	48,100	64,024
Sime Darby Bhd	41,300	123,656
Telekom Malaysia Bhd	15,700	25,038
Tenaga Nasional Bhd	39,300	120,229
UEM Sunrise Bhd	20,800	14,843
UMW Holdings Bhd	7,600	29,334
YTL Corp. Bhd	67,553	33,955
YTL Power International Bhd	34,300	20,646

		2,090,381
PHILIPPINES — 1.43%
Aboitiz Equity Ventures Inc.	26,440	32,616
Aboitiz Power Corp.	28,100	21,344
Alliance Global Group Inc.	27,900	16,189
Ayala Corp.	2,560	34,211
Ayala Land Inc.	76,900	49,891
Bank of the Philippine Islands	10,090	21,206
BDO Unibank Inc.	19,840	35,329
DMCI Holdings Inc.	12,000	15,242
Energy Development Corp.	103,600	12,235
Globe Telecom Inc.	490	18,537
International Container Terminal Services Inc.	10,500	24,442
JG Summit Holdings Inc.	24,200	22,030
Jollibee Foods Corp.	5,490	22,211
Metro Pacific Investments Corp.	114,200	12,444
Metropolitan Bank & Trust Co.	4,784	8,584
Philippine Long Distance Telephone Co.	575	35,597
SM Investments Corp.	2,973	51,276
SM Prime Holdings Inc.	82,050	30,739
Universal Robina Corp.	11,810	32,509

		496,632

Security	Shares	Value

SOUTH KOREA — 24.60%
AmorePacific Corp.	50	$45,214
AmorePacific Group	36	14,780
BS Financial Group Inc.	2,360	36,349
Celltrion Inc.	787	31,865
Cheil Industries Inc.	569	48,980
Cheil Worldwide Inc.[a]	710	17,342
CJ CheilJedang Corp.	110	26,817
CJ Corp.	230	22,602
Coway Co. Ltd.	787	49,229
Daelim Industrial Co. Ltd.	366	34,757
Daewoo Engineering & Construction Co. Ltd.[a]	1,880	15,153
Daewoo International Corp.	770	28,303
Daewoo Securities Co. Ltd.	2,650	23,037
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,440	49,937
DGB Financial Group Inc.	1,920	30,842
Dongbu Insurance Co. Ltd.	520	26,337
Doosan Corp.	148	19,019
Doosan Heavy Industries & Construction Co. Ltd.	802	28,911
Doosan Infracore Co. Ltd.[a,b]	1,740	21,538
E-Mart Co. Ltd.	310	78,943
GS Engineering & Construction Corp.	576	16,464
GS Holdings Corp.	773	41,342
Halla Visteon Climate Control Corp.	510	18,457
Hana Financial Group Inc.	3,658	137,223
Hankook Tire Co. Ltd.	1,059	62,541
Hanwha Chemical Corp.	1,430	29,659
Hanwha Corp.	620	23,229
Hanwha Life Insurance Co. Ltd.	3,140	21,511
Hite Jinro Co. Ltd.	290	6,947
Hyosung Corp.	376	25,616
Hyundai Department Store Co. Ltd.	212	33,053
Hyundai Development Co. Engineering & Construction	920	19,864
Hyundai Engineering & Construction Co. Ltd.	977	58,068
Hyundai Glovis Co. Ltd.	175	39,025
Hyundai Heavy Industries Co. Ltd.	603	154,696
Hyundai Hysco Co. Ltd.	390	14,943
Hyundai Marine & Fire Insurance Co. Ltd.	840	25,360
Hyundai Merchant Marine Co. Ltd.[a]	795	8,451
Hyundai Mipo Dockyard Co. Ltd.	181	30,871
Hyundai Mobis Co. Ltd.	976	283,126
Hyundai Motor Co.	2,232	531,479
Hyundai Securities Co. Ltd.	1,500	8,362
Hyundai Steel Co.	809	63,142
Hyundai Wia Corp.	196	35,189
Industrial Bank of Korea	2,160	23,370
Kangwon Land Inc.	1,470	46,116
KB Financial Group Inc.	5,550	208,197
KCC Corp.	65	28,683
Kia Motors Corp.	3,810	217,447
Korea Aerospace Industries Ltd.	770	20,372
Korea Electric Power Corp.[a]	3,100	93,735
Korea Gas Corp.	435	26,964
Korea Investment Holdings Co. Ltd.	750	28,808
Korea Zinc Co. Ltd.	137	37,282
Korean Air Lines Co. Ltd.[a]	418	12,027
KT Corp.	500	15,945
KT&G Corp.	1,568	116,307
Kumho Petro Chemical Co. Ltd.	230	21,950
LG Chem Ltd.	665	182,540
LG Corp.	1,408	83,152
LG Display Co. Ltd.[a]	3,140	72,395

52

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2013

Security	Shares	Value

LG Electronics Inc.	1,488	$96,172
LG Household & Health Care Ltd.	121	62,198
LG Innotek Co. Ltd.[a]	173	13,192
LG Uplus Corp.[a]	3,150	31,253
Lotte Chemical Corp.	254	52,562
Lotte Confectionery Co. Ltd.	5	8,287
Lotte Shopping Co. Ltd.	161	59,635
LS Corp.	363	27,097
LS Industrial Systems Co. Ltd.	276	17,473
Mirae Asset Securities Co. Ltd.	460	15,387
NAVER Corp.	396	258,936
NCsoft Corp.	234	52,513
NHN Entertainment Corp.[a]	180	16,260
OCI Co. Ltd.	241	39,966
ORION Corp.	54	46,025
POSCO	938	290,272
S-Oil Corp.	768	55,007
S1 Corp.	313	21,147
Samsung C&T Corp.	1,825	108,986
Samsung Card Co. Ltd.	510	18,361
Samsung Electro-Mechanics Co. Ltd.	741	57,275
Samsung Electronics Co. Ltd.	1,585	2,237,541
Samsung Engineering Co. Ltd.	431	25,616
Samsung Fire & Marine Insurance Co. Ltd.	542	133,413
Samsung Heavy Industries Co. Ltd.	2,490	92,231
Samsung Life Insurance Co. Ltd.	809	77,972
Samsung SDI Co. Ltd.	496	82,253
Samsung Securities Co. Ltd.	681	29,118
Samsung Techwin Co. Ltd.	309	16,555
Shinhan Financial Group Co. Ltd.	6,140	258,178
Shinsegae Co. Ltd.	112	27,145
SK C&C Co. Ltd.	339	43,404
SK Holdings Co. Ltd.	404	71,386
SK Hynix Inc.[a]	7,580	253,550
SK Innovation Co. Ltd.	871	118,515
SK Networks Co. Ltd.	920	6,494
SK Telecom Co. Ltd.	153	32,673
Woori Finance Holdings Co. Ltd.	4,940	59,049
Woori Investment & Securities Co. Ltd.	2,460	24,640
Yuhan Corp.	95	16,876

		8,528,476
TAIWAN — 17.94%
Acer Inc.[a]	36,000	19,524
Advanced Semiconductor Engineering Inc.	87,434	86,861
Advantech Co. Ltd.	6,000	37,102
Asia Cement Corp.	34,990	46,466
ASUSTeK Computer Inc.	9,000	79,222
AU Optronics Corp.[a]	124,000	38,674
Catcher Technology Co. Ltd.	10,000	60,823
Cathay Financial Holding Co. Ltd.	124,185	195,128
Chailease Holding Co. Ltd.	7,700	20,477
Chang Hwa Commercial Bank Ltd.	90,956	55,783
Cheng Shin Rubber Industry Co. Ltd.	27,776	72,833
Cheng Uei Precision Industry Co. Ltd.	7,059	14,097
Chicony Electronics Co. Ltd.	3,522	8,807
China Airlines Ltd.[a]	8,000	2,933
China Development Financial Holding Corp.	176,200	51,382
China Life Insurance Co. Ltd.	25,626	24,679
China Motor Co. Ltd.	4,000	3,731
China Petrochemical Development Corp.	25,800	12,205
China Steel Corp.	177,046	152,255

Security	Shares	Value

Chunghwa Telecom Co. Ltd.	57,000	$178,739
Clevo Co.	12,322	26,356
Compal Electronics Inc.	57,000	43,048
CTBC Financial Holding Co. Ltd.	184,218	120,451
CTCI Corp.	10,000	15,882
Delta Electronics Inc.	26,000	138,812
E.Sun Financial Holding Co. Ltd.	62,680	42,042
Eclat Textile Co. Ltd.	1,000	12,739
Epistar Corp.	8,000	13,841
EVA Airways Corp.[a]	30,000	17,284
Evergreen Marine Corp. Ltd.[a]	24,000	14,192
Far Eastern Department Stores Ltd.	18,869	19,255
Far Eastern New Century Corp.	41,656	48,069
Far EasTone Telecommunications Co. Ltd.	19,000	40,704
Farglory Land Development Co. Ltd.	8,000	14,219
Feng Hsin Iron & Steel Co. Ltd.	3,000	5,474
First Financial Holding Co. Ltd.	97,743	59,285
Formosa Chemicals & Fibre Corp.	53,950	152,039
Formosa International Hotels Corp.	1,100	12,638
Formosa Petrochemical Corp.	16,000	43,630
Formosa Plastics Corp.	64,400	169,302
Formosa Taffeta Co. Ltd.	15,000	19,007
Foxconn Technology Co. Ltd.	11,115	26,366
Fubon Financial Holding Co. Ltd.	100,396	143,500
Giant Manufacturing Co. Ltd.	4,000	28,181
Highwealth Construction Corp.	7,200	15,911
Hiwin Technologies Corp.	3,193	26,488
Hon Hai Precision Industry Co. Ltd.	158,400	417,490
Hotai Motor Co. Ltd.	3,000	34,872
HTC Corp.	10,000	51,024
Hua Nan Financial Holdings Co. Ltd.	90,615	52,665
Innolux Corp.[a]	99,019	37,474
Inventec Corp.	40,980	34,480
Kinsus Interconnect Technology Corp.	6,000	20,680
Largan Precision Co. Ltd.	1,000	35,649
LCY Chemical Corp.	9,199	11,004
Lite-On Technology Corp.	31,324	50,859
MediaTek Inc.	18,000	265,189
Mega Financial Holding Co. Ltd.	105,170	88,311
Merida Industry Co. Ltd.	5,000	37,170
MStar Semiconductor Inc.	4,000	44,806
Nan Kang Rubber Tire Co. Ltd.[a]	2,879	3,638
Nan Ya Plastics Corp.	75,090	164,420
Novatek Microelectronics Corp. Ltd.	6,000	24,228
Pegatron Corp.	28,000	34,818
Pou Chen Corp.	21,000	27,320
Powertech Technology Inc.	4,000	6,184
President Chain Store Corp.	9,000	63,864
Quanta Computer Inc.	32,000	71,258
Radiant Opto-Electronics Corp.	8,363	29,813
Realtek Semiconductor Corp.	10,140	24,567
Ruentex Development Co. Ltd.	12,633	25,954
Ruentex Industries Ltd.	9,000	24,390
ScinoPharm Taiwan Ltd.	4,160	13,045
Shin Kong Financial Holding Co. Ltd.	89,282	30,772
Siliconware Precision Industries Co. Ltd.	41,000	48,490
Simplo Technology Co. Ltd.	5,200	23,106
SinoPac Financial Holdings Co. Ltd.	87,797	43,314
Standard Foods Corp.	8,352	25,343
Synnex Technology International Corp.	19,000	28,538
Taishin Financial Holdings Co. Ltd.	88,549	43,685
Taiwan Business Bank Ltd.[a]	54,254	16,481
Taiwan Cement Corp.	47,000	74,405

53

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2013

Security	Shares	Value

Taiwan Cooperative Financial Holding Co. Ltd.	84,840	$46,872
Taiwan Fertilizer Co. Ltd.	6,000	13,989
Taiwan Glass Industry Corp.	450	466
Taiwan Mobile Co. Ltd.	22,000	72,035
Taiwan Semiconductor Manufacturing Co. Ltd.	348,000	1,234,710
Teco Electric and Machinery Co. Ltd.	29,000	31,848
TPK Holding Co. Ltd.	2,591	14,490
Transcend Information Inc.	3,000	8,931
TSRC Corp.	600	894
U-Ming Marine Transport Corp.	8,000	14,111
Uni-President Enterprises Co.	60,039	107,118
Unimicron Technology Corp.	17,000	12,609
United Microelectronics Corp.	156,000	64,837
Vanguard International Semiconductor Corp.	2,000	2,348
Walsin Lihwa Corp.[a]	4,000	1,222
Wan Hai Lines Ltd.	15,000	7,831
Wistron Corp.	28,945	25,968
WPG Holdings Co. Ltd.	20,000	22,775
Yang Ming Marine Transport Corp.[a]	18,000	7,907
Yuanta Financial Holding Co. Ltd.	89,000	48,268
Yulon Motor Co. Ltd.	3,000	4,937
Zhen Ding Technology Holding Ltd.	7,455	17,961

		6,221,869
THAILAND — 3.73%
Advanced Information Service PCL NVDR	14,100	100,118
Airports of Thailand PCL NVDR	6,200	36,204
Bangkok Bank PCL Foreign	12,000	70,819
Bangkok Bank PCL NVDR	9,700	56,792
Bangkok Dusit Medical Services PCL NVDR	4,900	20,067
Bank of Ayudhya PCL NVDR	34,600	41,486
Banpu PCL NVDR	26,000	24,899
BEC World PCL NVDR	14,600	24,098
BTS Group Holdings PCL NVDR	82,800	24,110
Central Pattana PCL NVDR	19,200	25,861
Charoen Pokphand Foods PCL NVDR	38,900	34,527
CP All PCL NVDR	60,300	76,525
Glow Energy PCL NVDR	7,400	15,614
Home Product Center PCL NVDR	37,566	12,518
Indorama Ventures PCL NVDR	19,800	14,429
IRPC PCL NVDR	135,600	14,949
Kasikornbank PCL Foreign	17,300	91,053
Kasikornbank PCL NVDR	7,300	38,421
Krung Thai Bank PCL NVDR	48,950	28,355
Minor International PCL NVDR	17,600	13,319
PTT Exploration & Production PCL NVDR	21,010	104,690
PTT Global Chemical PCL NVDR	21,900	52,005
PTT PCL NVDR	13,300	122,189
Siam Cement PCL Foreign (The)	4,100	51,330
Siam Cement PCL NVDR (The)	2,100	25,768
Siam Commercial Bank PCL NVDR	26,500	129,570
Thai Oil PCL NVDR	12,300	24,133
True Corp. PCL NVDR[a]	64,800	17,759

		1,291,608

TOTAL COMMON STOCKS (Cost: $32,576,600)		34,224,885

Security	Shares	Value

PREFERRED STOCKS — 1.18%

SOUTH KOREA — 1.18%
Hyundai Motor Co. Ltd.	344	$39,981
Hyundai Motor Co. Ltd. Series 2	567	68,042
LG Chem Ltd.	100	13,465
Samsung Electronics Co. Ltd.	304	288,115

		409,603

TOTAL PREFERRED STOCKS (Cost: $270,593)		409,603

SHORT-TERM INVESTMENTS — 1.00%

MONEY MARKET FUNDS — 1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	327,272	327,272
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	18,947	18,947

		346,219

TOTAL SHORT-TERM INVESTMENTS (Cost: $346,219)		346,219

TOTAL INVESTMENTS IN SECURITIES — 100.89% (Cost: $33,193,412)		34,980,707
Other Assets, Less Liabilities — (0.89)%		(307,265)

NET ASSETS — 100.00%		$34,673,442

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

54

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 96.80%

BRAZIL — 5.14%
Anhanguera Educacional Participacoes SA	6,606	$44,904
Companhia Hering SA	2,400	31,887
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,800	32,504
Estacio Participacoes SA	4,400	37,734
Kroton Educacional SA	3,000	50,852
Lojas Americanas SA	2,200	12,974
Lojas Renner SA	2,002	53,627
MRV Engenharia e Participacoes SA	5,402	21,416

		285,898
CHILE — 1.98%
S.A.C.I. Falabella SA	11,824	109,895

		109,895
CHINA — 11.61%
Anta Sports Products Ltd.	14,002	19,723
Belle International Holdings Ltd.	76,001	93,523
Brilliance China Automotive Holdings Ltd.	48,000	83,956
BYD Co. Ltd. Class Ha,b	8,000	40,244
Dongfeng Motor Group Co. Ltd. Class H	44,001	69,923
Geely Automobile Holdings Ltd.	90,001	46,436
Golden Eagle Retail Group Ltd.[a]	10,000	13,389
GOME Electrical Appliances Holdings Ltd.	176,000	30,648
Great Wall Motor Co. Ltd. Class H	17,002	103,841
Guangzhou Automobile Group Co. Ltd. Class H	36,001	47,830
Haier Electronics Group Co. Ltd.	12,001	28,266
Intime Retail Group Co. Ltd.	17,001	19,429
Shenzhou International Group Holdings Ltd.	10,000	37,794
Zhongsheng Group Holdings Ltd.	8,000	10,773

		645,775
GREECE — 1.59%
Folli Follie Group[b]	480	15,031
Jumbo SAb	1,586	24,747
OPAP SA	3,632	48,413

		88,191
INDIA — 4.66%
Bajaj Auto Ltd.	1,364	43,097
Hero Motocorp Ltd.	1,320	43,365
Mahindra & Mahindra Ltd.	5,002	75,662
Tata Motors Ltd.	12,728	81,208
Zee Entertainment Enterprises Ltd.	3,890	16,135

		259,467
INDONESIA — 4.45%
PT Astra International Tbk	331,000	172,936
PT Global Mediacom Tbk	117,000	19,072
PT Matahari Department Store Tbk[b]	23,000	22,207
PT Media Nusantara Citra Tbk	73,000	16,324

Security	Shares	Value

PT Surya Citra Media Tbk	71,000	$16,916

		247,455
MALAYSIA — 4.52%
Astro Malaysia Holdings Bhd	25,800	23,374
Berjaya Sports Toto Bhd	9,832	11,928
Genting Bhd	33,400	105,910
Genting Malaysia Bhd	50,001	65,778
Parkson Holdings Bhd	9,201	9,878
UMW Holdings Bhd	9,001	34,742

		251,610
MEXICO — 5.25%
El Puerto de Liverpool SA de CV Series C1	3,001	34,261
Grupo Televisa SAB de CV CPO	42,202	257,874

		292,135
PHILIPPINES — 0.53%
Jollibee Foods Corp.	7,221	29,214

		29,214
POLAND — 0.34%
Cyfrowy Polsat SAb	2,944	19,032

		19,032
SOUTH AFRICA — 18.00%
Foschini Group Ltd. (The)	3,078	30,730
Imperial Holdings Ltd.	3,030	62,930
Mr. Price Group Ltd.	3,970	60,527
Naspers Ltd. Class N	6,426	614,931
Steinhoff International Holdings Ltd.	20,910	83,134
Truworths International Ltd.	7,398	58,949
Woolworths Holdings Ltd.	12,370	90,051

		1,001,252
SOUTH KOREA — 30.33%
Cheil Worldwide Inc.[b]	1,480	36,150
Coway Co. Ltd.	872	54,546
Halla Visteon Climate Control Corp.	620	22,438
Hankook Tire Co. Ltd.	1,208	71,341
Hyundai Department Store Co. Ltd.	252	39,290
Hyundai Mobis Co. Ltd.	1,110	321,998
Hyundai Motor Co.	2,510	597,676
Hyundai Wia Corp.	248	44,524
Kangwon Land Inc.	1,542	48,374
Kia Motors Corp.	4,286	244,614
LG Electronics Inc.	1,738	112,330
Lotte Shopping Co. Ltd.	180	66,673
Shinsegae Co. Ltd.	112	27,145

		1,687,099
TAIWAN — 6.28%
Cheng Shin Rubber Industry Co. Ltd.	26,754	70,153
China Motor Co. Ltd.	10,002	9,328
Eclat Textile Co. Ltd.	2,000	25,478
Far Eastern Department Stores Ltd.	16,569	16,908

55

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

November 30, 2013

Security	Shares	Value

Formosa International Hotels Corp.	1	$12
Formosa Taffeta Co. Ltd.	14,002	17,743
Giant Manufacturing Co. Ltd.	4,001	28,188
Hotai Motor Co. Ltd.	4,001	46,508
Merida Industry Co. Ltd.	4,000	29,736
Nan Kang Rubber Tire Co. Ltd.[b]	10,939	13,824
Pou Chen Corp.	36,000	46,834
Ruentex Industries Ltd.	8,000	21,680
Yulon Motor Co. Ltd.	14,001	23,040

		349,432
THAILAND — 1.14%
BEC World PCL NVDR	17,001	28,062
Home Product Center PCL NVDR	47,833	15,939
Minor International PCL NVDR	25,800	19,525

		63,526
TURKEY — 0.98%
Arcelik AS	3,758	25,316
Ford Otomotiv Sanayi AS	1,200	15,454
Tofas Turk Otomobil Fabrikasi AS	2,128	13,966

		54,736

TOTAL COMMON STOCKS
(Cost: $5,099,350)		5,384,717

PREFERRED STOCKS — 2.91%

BRAZIL — 0.78%
Lojas Americanas SA	6,401	43,619

		43,619
SOUTH KOREA — 2.13%
Hyundai Motor Co. Ltd.	386	44,863
Hyundai Motor Co. Ltd. Series 2	612	73,442

		118,305

TOTAL PREFERRED STOCKS
(Cost: $133,137)		161,924

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	26,687	26,687

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,545	$1,545

		28,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,232)		28,232

TOTAL INVESTMENTS IN SECURITIES — 100.22%
(Cost: $5,260,719)		5,574,873
Other Assets, Less Liabilities — (0.22)%		(12,336)

NET ASSETS — 100.00%		$5,562,537

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

56

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 96.28%

CZECH REPUBLIC — 3.06%
CEZ AS	74,369	$2,067,192
Komercni Banka AS	7,006	1,611,932
Telefonica Czech Republic AS	51,945	766,887

		4,446,011
HUNGARY — 3.09%
MOL Hungarian Oil and Gas PLC	19,264	1,220,313
OTP Bank PLC	96,765	1,962,658
Richter Gedeon Nyrt	64,409	1,306,681

		4,489,652
POLAND — 21.38%
Alior Bank SAa	17,579	427,221
Bank Handlowy w Warszawie SA	15,051	585,253
Bank Millennium SAa	197,469	482,467
Bank Pekao SA	60,471	3,690,709
Bank Zachodni WBK SA	12,931	1,701,618
Cyfrowy Polsat SAa	80,258	518,834
ENEA SA	61,938	322,329
Eurocash SA	38,236	622,967
Grupa Azoty SA	18,283	435,444
Grupa Lotos SAa	30,304	391,216
Jastrzebska Spolka Weglowa SA	19,095	409,243
Kernel Holding SAa	24,087	331,249
KGHM Polska Miedz SA	64,510	2,476,049
mBank SA	6,801	1,227,510
Polska Grupa Energetyczna SA	344,622	2,090,479
Polski Koncern Naftowy Orlen SA	147,811	2,294,242
Polskie Gornictwo Naftowe i Gazownictwo SA	815,588	1,519,622
Powszechna Kasa Oszczednosci Bank Polski SA	403,186	5,376,162
Powszechny Zaklad Ubezpieczen SA	25,863	3,938,890
Synthos SA	243,893	426,766
Tauron Polska Energia SA	484,528	808,580
Telekomunikacja Polska SA	302,357	1,014,045

		31,090,895
RUSSIA — 68.75%
Federal Grid Co. of Unified Energy System OJSC[a]	147,688,000	356,048
Gazprom OAO	5,454,192	23,594,055
LUKOIL OAO	235,156	14,521,599
Magnit OJSC SP GDR[b]	119,824	7,896,402
MegaFon OAO SP GDR[b]	39,996	1,290,271
MMC Norilsk Nickel OJSC	25,521	3,845,105
Mobile TeleSystems OJSC SP ADR	238,043	5,017,946
Moscow Exchange MICEX-RTS OJSC	273,990	554,935
NovaTek OAO SP GDR[b]	41,972	5,519,318
Rosneft Oil Co. OJSC	537,184	3,872,806
Rostelecom OJSC	491,970	1,584,321
RusHydro OJSC	51,227,000	884,235
Sberbank of Russia	4,973,465	15,496,152
Severstal OAO	96,499	880,681
Sistema JSFC SP GDR[b]	55,582	1,524,614
Surgutneftegas OJSC	3,292,360	2,726,834

Security	Shares	Value

Tatneft OAO Class S	652,539	$4,006,153
Uralkali OJSC	608,785	3,036,182
VTB Bank OJSC	2,388,800,999	3,341,995

		99,949,652

TOTAL COMMON STOCKS
(Cost: $142,876,977)		139,976,210

PREFERRED STOCKS — 3.64%

RUSSIA — 3.64%
AK Transneft OAO	716	1,831,160
Sberbank of Russia	460,900	1,182,200
Surgutneftegas OJSC	3,194,400	2,277,303

		5,290,663

TOTAL PREFERRED STOCKS
(Cost: $4,828,872)		5,290,663

TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $147,705,849)		145,266,873
Other Assets, Less Liabilities — 0.08%		114,279

NET ASSETS — 100.00%		$145,381,152

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

See accompanying notes to schedules of investments.

57

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.01%

CZECH REPUBLIC — 1.41%
CEZ AS	2,486	$69,102
Komercni Banka AS	236	54,299
Telefonica Czech Republic AS	1,732	25,570

		148,971

EGYPT — 0.94%
Commercial International Bank (Egypt) SAE SP GDR	10,000	55,000
Global Telecom Holding SP GDR[a]	13,368	44,248

		99,248

GREECE — 2.67%
Alpha Bank AEa	23,486	21,105
Folli Follie Group[a]	460	14,405
Hellenic Petroleum SA	1,174	14,146
Hellenic Telecommunications Organization SAa	3,764	46,995
Jumbo SAa	1,498	23,374
National Bank of Greece SAa	5,154	32,140
OPAP SA	3,430	45,721
Piraeus Bank SAa	15,600	34,409
Public Power Corp. SA	1,780	26,174
Titan Cement Co. SAa	760	22,765

		281,234

HUNGARY — 1.41%
MOL Hungarian Oil and Gas PLC	636	40,289
OTP Bank PLC	3,208	65,067
Richter Gedeon Nyrt	2,148	43,577

		148,933

POLAND — 9.80%
Alior Bank SAa	574	13,950
Bank Handlowy w Warszawie SA	488	18,976
Bank Millennium SAa	6,246	15,260
Bank Pekao SA	2,014	122,920
Bank Zachodni WBK SA	432	56,848
Cyfrowy Polsat SAa	2,710	17,519
ENEA SA	1,874	9,752
Eurocash SA	1,246	20,301
Grupa Azoty SA	610	14,528
Grupa Lotos SAa	998	12,884
Jastrzebska Spolka Weglowa SA	612	13,116
Kernel Holding SAa	862	11,854
KGHM Polska Miedz SA	2,150	82,522
mBank SA	222	40,069
Polska Grupa Energetyczna SA	11,480	69,638
Polski Koncern Naftowy Orlen SA	4,924	76,428
Polskie Gornictwo Naftowe i Gazownictwo SA	27,170	50,624
Powszechna Kasa Oszczednosci Bank Polski SA	13,428	179,051
Powszechny Zaklad Ubezpieczen SA	862	131,281
Synthos SA	8,106	14,184
Tauron Polska Energia SA	16,150	26,951

Security	Shares	Value

Telekomunikacja Polska SA	10,078	$33,800

		1,032,456

RUSSIA — 31.54%
Federal Grid Co. of Unified Energy System OJSC[a]	4,880,000	11,765
Gazprom OAO	181,200	783,845
LUKOIL OAO	7,806	482,044
Magnit OJSC SP GDR[b]	3,990	262,941
MegaFon OAO SP GDR[b]	1,332	42,970
MMC Norilsk Nickel OJSC	852	128,366
Mobile TeleSystems OJSC SP ADR	7,880	166,111
Moscow Exchange MICEX-RTS OJSC	9,140	18,512
NovaTek OAO SP GDR[b]	1,400	184,100
Rosneft Oil Co. OJSC	17,800	128,328
Rostelecom OJSC	16,340	52,621
RusHydro OJSC	1,728,000	29,827
Sberbank of Russia	165,220	514,787
Severstal OAO	3,320	30,299
Sistema JSFC SP GDR[b]	1,852	50,800
Surgutneftegas OJSC	109,200	90,443
Tatneft OAO Class S	21,700	133,224
Uralkali OJSC	20,300	101,242
VTB Bank OJSC	79,540,000	111,279

		3,323,504

SOUTH AFRICA — 40.43%
African Bank Investments Ltd.[c]	11,084	13,584
African Rainbow Minerals Ltd.	1,660	30,604
Anglo American Platinum Ltd.[a]	1,044	41,384
AngloGold Ashanti Ltd.	5,886	78,460
Aspen Pharmacare Holdings Ltd.	5,242	135,415
Assore Ltd.	556	21,012
Barclays Africa Group Ltd.	5,186	69,374
Barloworld Ltd.	3,372	31,436
Bidvest Group Ltd.	4,520	113,950
Discovery Ltd.	4,656	37,320
Exxaro Resources Ltd.	2,200	30,362
FirstRand Ltd.	47,494	157,947
Foschini Group Ltd. (The)	2,962	29,572
Gold Fields Ltd.	11,354	45,476
Growthpoint Properties Ltd.	27,588	65,235
Harmony Gold Mining Co. Ltd.	5,822	16,882
Impala Platinum Holdings Ltd.	8,280	96,307
Imperial Holdings Ltd.	2,914	60,521
Investec Ltd.	3,828	26,809
Kumba Iron Ore Ltd.	1,230	48,140
Liberty Holdings Ltd.	1,714	20,787
Life Healthcare Group Holdings Ltd.	14,348	57,863
Massmart Holdings Ltd.	1,684	23,786
Mediclinic International Ltd.	5,826	41,833
MMI Holdings Ltd.	16,876	43,109
Mr. Price Group Ltd.	3,674	56,014
MTN Group Ltd.	25,936	505,834
Nampak Ltd.	9,258	35,742
Naspers Ltd. Class N	6,052	579,141
Nedbank Group Ltd.	3,134	64,952
Netcare Ltd.	14,260	34,757
Northam Platinum Ltd.[a]	4,714	18,547
Pick n Pay Stores Ltd.	3,728	18,115
PPC Ltd.	7,622	23,466
Redefine Properties Ltd.[a]	44,842	42,564

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

November 30, 2013

Security	Shares	Value

Remgro Ltd.	7,386	$141,341
Reunert Ltd.	2,730	18,456
RMB Holdings Ltd.	10,860	50,387
RMI Holdings Ltd.	10,526	27,955
Sanlam Ltd.	27,344	138,703
Sappi Ltd.[a]	8,136	24,656
Sasol Ltd.	8,442	418,590
Shoprite Holdings Ltd.	6,566	115,490
SPAR Group Ltd. (The)	2,674	34,193
Standard Bank Group Ltd.	18,570	220,377
Steinhoff International Holdings Ltd.	19,724	78,418
Tiger Brands Ltd.	2,500	69,908
Truworths International Ltd.	6,790	54,105
Vodacom Group Ltd.	5,624	67,389
Woolworths Holdings Ltd.	11,584	84,329

		4,260,597

TURKEY — 9.81%
Akbank TAS	27,566	101,042
Anadolu Efes Biracilik ve Malt Sanayii ASc	3,180	36,071
Arcelik AS	3,640	24,521
BIM Birlesik Magazalar AS	3,260	73,634
Coca-Cola Icecek AS	984	28,270
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	31,596	41,317
Enka Insaat ve Sanayi AS	6,342	21,047
Eregli Demir ve Celik Fabrikalari TAS	21,276	28,244
Ford Otomotiv Sanayi AS	1,072	13,806
Haci Omer Sabanci Holding AS	12,508	57,123
KOC Holding AS	9,686	45,771
Koza Altin Isletmeleri AS	662	10,591
TAV Havalimanlari Holding AS	2,586	19,278
Tofas Turk Otomobil Fabrikasi AS	1,920	12,601
Turk Hava Yollari AO	8,470	31,382
Turk Telekomunikasyon AS	6,988	22,707
Turkcell Iletisim Hizmetleri ASa	11,876	72,061
Turkiye Garanti Bankasi AS	35,376	133,524
Turkiye Halk Bankasi AS	9,574	73,506
Turkiye Is Bankasi AS Class C	24,072	62,003
Turkiye Petrol Rafinerileri AS	1,918	43,607
Turkiye Sise ve Cam Fabrikalari AS	7,574	10,279
Turkiye Vakiflar Bankasi TAO Class D	11,518	26,130
Ulker Biskuvi Sanayi AS	2,102	17,284
Yapi ve Kredi Bankasi AS	13,324	28,445

		1,034,244

TOTAL COMMON STOCKS
(Cost: $10,561,364)		10,329,187

PREFERRED STOCKS — 1.67%

RUSSIA — 1.67%
AK Transneft OAO	24	61,379
Sberbank of Russia	15,400	39,501
Surgutneftegas OJSC	106,000	75,568

		176,448

TOTAL PREFERRED STOCKS
(Cost: $165,431)		176,448

Security	Shares	Value

RIGHTS — 0.04%

SOUTH AFRICA — 0.04%
African Bank Investments Ltd.[a,c]	9,310	$4,121
Northam Platinum Ltd.[a]	171	1

		4,122

TOTAL RIGHTS
(Cost: $10,733)		4,122

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	35,611	35,611
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	2,062	2,062

		37,673

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,673)		37,673

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $10,775,201)		10,547,430
Other Assets, Less Liabilities — (0.08)%		(8,530)

NET ASSETS — 100.00%		$10,538,900

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

59

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 90.75%

BRAZIL — 7.02%
Cosan SA Industria e Comercio	800	$14,743
Petroleo Brasileiro SA	10,502	82,459
Ultrapar Participacoes SA	1,601	39,818

		137,020
CHILE — 1.66%
Empresas Copec SA	2,343	32,455

		32,455
CHINA — 22.07%
China Coal Energy Co. Class H	25,000	16,768
China Oilfield Services Ltd. Class H	8,001	24,150
China Petroleum & Chemical Corp. Class H	102,402	87,970
China Shenhua Energy Co. Ltd. Class H	16,500	55,974
CNOOC Ltd.	68,001	139,289
Kunlun Energy Co. Ltd.	2,000	3,699
PetroChina Co. Ltd. Class H	74,000	87,529
Yanzhou Coal Mining Co. Ltd. Class Ha	14,002	15,298

		430,677
COLOMBIA — 2.48%
Ecopetrol SA	1,509	3,074
Ecopetrol SA SP ADR	1,110	45,321

		48,395
GREECE — 0.43%
Hellenic Petroleum SA	698	8,411

		8,411
HUNGARY — 0.82%
MOL Hungarian Oil and Gas PLC	253	16,027

		16,027
INDIA — 7.66%
Bharat Petroleum Corp. Ltd.	1,597	8,689
Cairn India Ltd.	2,992	15,503
Coal India Ltd.	3,234	14,074
Oil & Natural Gas Corp. Ltd.	4,347	20,806
Oil India Ltd.	1,149	8,884
Reliance Industries Ltd.	5,973	81,552

		149,508
INDONESIA — 1.38%
PT Adaro Energy Tbk	107,002	10,107
PT Bukit Asam (Persero) Tbk	8,500	8,527
PT Indo Tambangraya Megah Tbk	3,500	8,397

		27,031

Security	Shares	Value

MALAYSIA — 2.69%
Bumi Armada Bhd[b]	8,801	$10,841
Petronas Dagangan Bhd	1,701	16,467
Sapurakencana Petroleum Bhd[b]	18,901	25,158

		52,466
POLAND — 2.71%
Grupa Lotos SAb	637	8,224
Polski Koncern Naftowy Orlen SA	1,710	26,542
Polskie Gornictwo Naftowe i Gazownictwo SA	9,757	18,179

		52,945
RUSSIA — 25.04%
Gazprom OAO	46,900	202,883
LUKOIL OAO	1,879	116,034
NovaTek OAO SP GDR[c]	422	55,493
Rosneft Oil Co. OJSC	5,782	41,685
Surgutneftegas OJSC	36,602	30,315
Tatneft OAO Class S	6,871	42,183

		488,593
SOUTH AFRICA — 5.70%
Exxaro Resources Ltd.	950	13,111
Sasol Ltd.	1,977	98,028

		111,139
SOUTH KOREA — 3.90%
GS Holdings Corp.	311	16,633
S-Oil Corp.	263	18,837
SK Innovation Co. Ltd.	298	40,548

		76,018
TAIWAN — 0.98%
Formosa Petrochemical Corp.	7,000	19,088

		19,088
THAILAND — 5.32%
Banpu PCL NVDR	9,700	9,289
IRPC PCL NVDR	81,900	9,029
PTT Exploration & Production PCL NVDR	6,933	34,546
PTT PCL NVDR	4,302	39,523
Thai Oil PCL NVDR	5,801	11,382

		103,769
TURKEY — 0.89%
Turkiye Petrol Rafinerileri AS	765	17,393

		17,393

TOTAL COMMON STOCKS
(Cost: $2,103,327)		1,770,935

60

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

November 30, 2013

Security	Shares	Value

PREFERRED STOCKS — 9.07%

BRAZIL — 6.59%
Petroleo Brasileiro SA	15,700	$128,655

		128,655
RUSSIA — 2.48%
AK Transneft OAO	9	23,017
Surgutneftegas OJSC	35,502	25,310

		48,327

TOTAL PREFERRED STOCKS
(Cost: $263,660)		176,982

SHORT-TERM INVESTMENTS — 0.56%

MONEY MARKET FUNDS — 0.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	10,328	10,328
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	598	598

		10,926

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,926)		10,926

TOTAL INVESTMENTS IN SECURITIES — 100.38%
(Cost: $2,377,913)		1,958,843
Other Assets, Less Liabilities — (0.38)%		(7,444)

NET ASSETS — 100.00%		$1,951,399

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

61

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 95.33%

BRAZIL — 7.65%
ALL — America Latina Logistica SA	1,400	$4,680
AMBEV SA	13,500	101,601
Anhanguera Educacional Participacoes SA	1,200	8,157
Banco Bradesco SA	880	12,944
BB Seguridade Participacoes SA	1,800	19,595
BR Malls Participacoes SA	1,200	9,849
BR Properties SA	600	4,950
BRF SA	1,800	39,429
CCR SA	2,600	20,615
CETIP SA — Mercados Organizados	600	6,557
Cielo SA	1,080	31,360
Companhia Hering SA	400	5,314
Companhia Siderurgica Nacional SA	600	3,063
Cosan SA Industria e Comercio	400	7,372
Cyrela Brazil Realty SA Empreendimentos e Participacoes	800	5,417
Duratex SA	840	4,921
EcoRodovias Infraestrutura e Logistica SA	400	2,525
Embraer SA	1,200	9,330
Estacio Participacoes SA	600	5,146
Fibria Celulose SAa	800	9,528
Hypermarcas SA	1,000	8,165
JBS SA	1,800	6,480
Kroton Educacional SA	600	10,170
Localiza Rent A Car SA	410	5,938
Lojas Americanas SA	400	2,359
Lojas Renner SA	400	10,715
Multiplan Empreendimentos Imobiliarios SA	200	4,409
Natura Cosmeticos SA	400	7,406
Odontoprev SA	800	3,257
Qualicorp SAa	400	3,736
Raia Drogasil SA	600	4,346
Souza Cruz SA	600	6,043
Totvs SA	400	6,317
Ultrapar Participacoes SA	1,000	24,871
WEG SA	800	10,800

		427,365
CHILE — 1.34%
Banco de Credito e Inversiones	57	3,204
Cencosud SA	3,256	11,924
Compania Cervecerias Unidas SA	429	5,245
Empresas CMPC SA	1,660	4,340
Empresas Copec SA	1,190	16,484
LATAM Airlines Group SA	762	12,328
S.A.C.I. Falabella SA	2,274	21,135

		74,660
CHINA — 20.38%
AAC Technologies Holdings Inc.	2,000	9,029
Air China Ltd. Class H	4,000	3,106
Anhui Conch Cement Co. Ltd. Class Hb	4,000	15,608
AviChina Industry & Technology Co. Ltd. Class H	8,000	4,840
Beijing Capital International Airport Co. Ltd. Class H	8,000	6,233
Beijing Enterprises Holdings Ltd.	2,000	17,904

Security	Shares	Value

Beijing Enterprises Water Group Ltd.	8,000	$4,499
Belle International Holdings Ltd.	14,000	17,228
Brilliance China Automotive Holdings Ltd.	8,000	13,993
BYD Co. Ltd. Class Ha,[b]	2,000	10,061
China Everbright International Ltd.	8,000	8,916
China Gas Holdings Ltd.	8,000	10,835
China Life Insurance Co. Ltd. Class H	22,000	70,943
China Longyuan Power Group Corp. Ltd. Class H	8,000	10,288
China Mengniu Dairy Co. Ltd.	4,000	18,291
China Merchants Holdings (International) Co. Ltd.	4,000	14,859
China Minsheng Banking Corp. Ltd. Class H	7,000	8,442
China Oilfield Services Ltd. Class H	4,000	12,073
China Overseas Grand Oceans Group Ltd.	2,000	2,121
China Overseas Land & Investment Ltd.	12,000	37,303
China Pacific Insurance (Group) Co. Ltd. Class H	8,000	33,846
China Railway Construction Corp. Ltd. Class Hb	6,000	6,725
China Railway Group Ltd. Class H	12,000	6,919
China Resources Enterprise Ltd.	4,000	14,111
China Resources Gas Group Ltd.	4,000	12,280
China Resources Land Ltd.	4,000	11,016
China Resources Power Holdings Co. Ltd.	4,000	9,679
China Shipping Container Lines Co. Ltd. Class Ha	14,000	3,774
China State Construction International Holdings Ltd.	4,000	7,027
China Taiping Insurance Holdings Co. Ltd.[a]	4,000	7,698
China Unicom (Hong Kong) Ltd.	12,000	19,101
CITIC Securities Co. Ltd. Class H	3,000	7,600
CNOOC Ltd.	52,000	106,513
Country Garden Holdings Co. Ltd.	14,000	9,192
CSR Corp Ltd. Class H	6,000	5,572
Dongfeng Motor Group Co. Ltd. Class H	8,000	12,713
ENN Energy Holdings Ltd.	4,000	28,171
Evergrande Real Estate Group Ltd.	8,000	3,364
GCL-Poly Energy Holdings Ltd.[a]	18,000	5,897
Geely Automobile Holdings Ltd.	20,000	10,319
Golden Eagle Retail Group Ltd.	2,000	2,678
Great Wall Motor Co. Ltd. Class H	3,000	18,323
Greentown China Holdings Ltd.	2,000	3,472
Guangzhou Automobile Group Co. Ltd. Class H	4,000	5,314
Haier Electronics Group Co. Ltd.	2,000	4,711
Haitong Securities Co. Ltd. Class H	2,400	4,154
Hanergy Solar Group Ltd.[a]	32,000	5,036
Hengan International Group Co. Ltd.	2,000	25,204
Huaneng Power International Inc. Class H	8,000	7,646
Intime Retail Group Co. Ltd.	3,000	3,429
Kunlun Energy Co. Ltd.	8,000	14,798
Lee & Man Paper Manufacturing Ltd.	4,000	2,936
Lenovo Group Ltd.	20,000	23,708
Longfor Properties Co. Ltd.	4,000	5,933
New China Life Insurance Co. Ltd. Class Ha	1,800	6,431
People’s Insurance Co. Group of China Ltd. Class H	14,000	7,332
PICC Property and Casualty Co. Ltd. Class H	8,000	13,270
Ping An Insurance (Group) Co. of China Ltd. Class Hb	5,000	46,629
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	10,918
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,600	3,748
Shenzhou International Group Holdings Ltd.	2,000	7,559
Shimao Property Holdings Ltd.	4,000	9,999
Sihuan Pharmaceutical Holdings Group Ltd.	6,000	4,705
Sino Biopharmaceutical Ltd.	8,000	6,305
Sino-Ocean Land Holdings Ltd.	7,000	4,695
Sinopec Engineering Group Co. Ltd.	2,000	3,054
Sinopec Shanghai Petrochemical Co. Ltd. Class H	12,000	3,545
Sinopharm Group Co. Ltd. Class H	3,200	9,514
Sun Art Retail Group Ltd.	7,000	10,402

62

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

November 30, 2013

Security	Shares	Value

Tencent Holdings Ltd.	3,000	$173,515
Tingyi (Cayman Islands) Holding Corp.	4,000	11,867
Uni-President China Holdings Ltd.	4,000	4,055
Want Want China Holdings Ltd.	18,000	26,654
Weichai Power Co. Ltd. Class H	2,000	8,849
Wumart Stores Inc. Class H	2,000	3,096
Yingde Gases Group Co. Ltd.	3,000	3,212
Zhongsheng Group Holdings Ltd.	2,000	2,693
Zhuzhou CSR Times Electric Co. Ltd. Class H	2,000	7,701
ZTE Corp. Class Ha,b	1,600	3,570

		1,138,749
COLOMBIA — 0.66%
Almacenes Exito SA	404	6,471
Bancolombia SA	394	4,956
Cementos Argos SA	1,006	4,859
Cemex Latam Holdings SAa	424	3,143
Corporacion Financiera Colombiana SA NVS	176	3,570
Ecopetrol SA	2,300	4,685
Interconexion Electrica SA ESP	654	2,919
Isagen SA ESP	3,778	6,092

		36,695
CZECH REPUBLIC — 0.28%
Komercni Banka AS	56	12,885
Telefonica Czech Republic AS	206	3,041

		15,926
GREECE — 0.48%
Hellenic Petroleum SA	250	3,012
Hellenic Telecommunications Organization SAa	344	4,295
Jumbo SAa	276	4,306
National Bank of Greece SAa	978	6,099
Public Power Corp. SA	340	5,000
Titan Cement Co. SAa	140	4,194

		26,906
HUNGARY — 0.24%
MOL Hungarian Oil and Gas PLC	116	7,348
Richter Gedeon Nyrt	306	6,208

		13,556
INDIA — 6.13%
Adani Ports and Special Economic Zone Ltd.	1,216	3,074
Apollo Hospitals Enterprise Ltd.	113	1,508
Asian Paints Ltd.	800	6,448
Bharti Airtel Ltd.	1,708	8,938
Cipla Ltd.	972	6,086
Dabur India Ltd.	1,222	3,239
Divi’s Laboratories Ltd.	190	3,503
Dr. Reddy’s Laboratories Ltd.	290	11,531
GlaxoSmithKline Consumer Healthcare Ltd.	32	2,279
Godrej Consumer Products Ltd.	338	4,788
HCL Technologies Ltd.	624	10,844
HDFC Bank Ltd.	4,364	46,182
Hindustan Unilever Ltd.	1,866	17,760
Housing Development Finance Corp. Ltd.	4,254	56,080
Idea Cellular Ltd.	2,042	5,733

Security	Shares	Value

ITC Ltd.	6,298	$32,291
Kotak Mahindra Bank Ltd.	814	9,858
Lupin Ltd.	344	4,711
Mahindra & Mahindra Financial Services Ltd.	650	3,076
Nestle India Ltd.	36	2,964
Ranbaxy Laboratories Ltd.[a]	198	1,337
Sun Pharmaceuticals Industries Ltd.	1,748	16,000
Tata Consultancy Services Ltd.	1,350	43,301
Tata Motors Ltd.	2,074	13,233
Tech Mahindra Ltd.	276	7,498
Ultratech Cement Ltd.	96	2,931
United Breweries Ltd.	263	3,338
United Spirits Ltd.	270	11,300
Zee Entertainment Enterprises Ltd.	698	2,895

		342,726
INDONESIA — 2.11%
PT Astra International Tbk	19,000	9,927
PT Bank Central Asia Tbk	36,000	29,041
PT Bank Rakyat Indonesia (Persero) Tbk	10,000	6,228
PT Bumi Serpong Damai Tbk	24,000	2,708
PT Charoen Pokphand Indonesia Tbk	21,000	5,969
PT Global Mediacom Tbk	18,000	2,934
PT Indocement Tunggal Prakarsa Tbk	4,000	6,303
PT Indofood CBP Sukses Makmur Tbk	4,000	3,344
PT Jasa Marga (Persero) Tbk	6,000	2,558
PT Kalbe Farma Tbk	70,000	7,139
PT Lippo Karawaci Tbk[a]	61,000	4,640
PT Matahari Department Store Tbk[a]	4,000	3,862
PT Media Nusantara Citra Tbk	16,000	3,578
PT Perusahaan Gas Negara (Persero) Tbk	15,000	6,082
PT Semen Gresik (Persero) Tbk	8,000	8,560
PT Surya Citra Media Tbk	14,000	3,335
PT Tower Bersama Infrastructure Tbk[a]	6,000	3,009
PT Unilever Indonesia Tbk	4,000	8,895

		118,112
MALAYSIA — 3.69%
AirAsia Bhd	2,800	2,076
Astro Malaysia Holdings Bhd	5,000	4,530
Axiata Group Bhd	7,200	15,012
British American Tobacco (Malaysia) Bhd	200	3,903
Bumi Armada Bhd[a]	3,600	4,434
Dialog Group Bhd	5,400	4,993
DiGi.Com Bhd	9,200	13,901
Felda Global Ventures Holdings Bhd	3,400	4,705
Gamuda Bhd	4,500	6,646
Genting Bhd	3,200	10,147
Genting Malaysia Bhd	8,200	10,788
Genting Plantations Bhd	800	2,730
Hong Leong Bank Bhd	1,600	7,010
IHH Healthcare Bhd[a]	6,000	7,540
IJM Corp. Bhd	2,000	3,630
Kuala Lumpur Kepong Bhd	1,600	12,212
Malaysia Airports Holdings Bhd	1,600	4,299
Maxis Bhd	3,000	6,544
MMC Corp. Bhd	2,200	1,925
Petronas Chemicals Group Bhd	7,200	15,079
Petronas Dagangan Bhd	600	5,808
Petronas Gas Bhd	1,800	13,326
Public Bank Bhd Foreign	3,000	17,071

63

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

November 30, 2013

Security	Shares	Value

Sapurakencana Petroleum Bhd[a]	10,400	$13,843
Telekom Malaysia Bhd	2,200	3,509
UEM Sunrise Bhd	4,800	3,425
UMW Holdings Bhd	1,800	6,948

		206,034
MEXICO — 5.29%
America Movil SAB de CV Series L	50,800	58,965
Coca-Cola FEMSA SAB de CV Series L	800	9,759
Compartamos SAB de CV	3,000	5,666
El Puerto de Liverpool SA de CV Series C1	600	6,850
Fibra Uno Administracion SA de CV	3,800	11,878
Fomento Economico Mexicano SAB de CV BD Units	1,800	17,300
Genomma Lab Internacional SAB de CV Series Ba,b	2,200	6,449
Grupo Bimbo SAB de CV Series A	4,800	14,945
Grupo Carso SAB de CV Series A1	1,000	5,335
Grupo Financiero Banorte SAB de CV Series O	4,600	31,461
Grupo Financiero Inbursa SAB de CV Series O	4,200	11,096
Grupo Televisa SAB de CV CPO	7,200	43,995
Kimberly-Clark de Mexico SAB de CV Series A	1,600	4,755
Mexichem SAB de CV	3,200	13,578
Minera Frisco SAB de CV Series A1[a,b]	1,800	3,997
Promotora y Operadora Infraestructura SAB de CVa	800	9,415
Wal-Mart de Mexico SAB de CV Series V	15,200	40,182

		295,626
PERU — 0.46%
Credicorp Ltd.	200	25,700

		25,700
PHILIPPINES — 0.94%
Alliance Global Group Inc.	5,000	2,901
Ayala Corp.	220	2,940
Ayala Land Inc.	16,000	10,380
Bank of the Philippine Islands	1,560	3,278
International Container Terminal Services Inc.	2,400	5,587
Jollibee Foods Corp.	1,240	5,017
SM Investments Corp.	508	8,762
SM Prime Holdings Inc.	20,400	7,643
Universal Robina Corp.	2,200	6,056

		52,564
POLAND — 1.66%
Alior Bank SAa	118	2,868
Bank Handlowy w Warszawie SA	136	5,288
Bank Millennium SAa	1,094	2,673
Bank Pekao SA	350	21,361
Bank Zachodni WBK SA	78	10,264
Cyfrowy Polsat SAa	644	4,163
Eurocash SA	200	3,259
Grupa Azoty SA	124	2,953
Kernel Holding SAa	102	1,403
mBank SA	40	7,220
Polskie Gornictwo Naftowe i Gazownictwo SA	5,246	9,774
Powszechna Kasa Oszczednosci Bank Polski SA	1,598	21,308

		92,534

Security	Shares	Value

RUSSIA — 5.66%
Magnit OJSC SP GDR[c]	748	$49,293
MegaFon OAO SP GDR[c]	264	8,517
Mobile TeleSystems OJSC SP ADR	1,474	31,072
NovaTek OAO SP GDR[c]	260	34,190
Rosneft Oil Co. OJSC	3,180	22,926
Rostelecom OJSC	3,420	11,014
RusHydro OJSC	242,000	4,177
Sberbank of Russia	31,040	96,713
Severstal OAO	380	3,468
Sistema JSFC SP GDR[c]	336	9,216
Tatneft OAO Class S	4,100	25,171
VTB Bank OJSC	14,740,000	20,622

		316,379
SOUTH AFRICA — 6.94%
Anglo American Platinum Ltd.[a,b]	150	5,946
AngloGold Ashanti Ltd.	764	10,184
Aspen Pharmacare Holdings Ltd.	810	20,925
Assore Ltd.	80	3,023
Bidvest Group Ltd.	840	21,177
Discovery Ltd.	1,046	8,384
FirstRand Ltd.	8,344	27,749
Foschini Group Ltd. (The)	602	6,010
Harmony Gold Mining Co. Ltd.	938	2,720
Impala Platinum Holdings Ltd.	480	5,583
Imperial Holdings Ltd.	158	3,282
Life Healthcare Group Holdings Ltd.	2,630	10,606
Massmart Holdings Ltd.	318	4,492
Mediclinic International Ltd.	1,030	7,396
Mr. Price Group Ltd.	692	10,550
Naspers Ltd. Class N	1,150	110,048
Netcare Ltd.	2,136	5,206
Northam Platinum Ltd.[a]	798	3,140
Pick n Pay Stores Ltd.[b]	754	3,664
Remgro Ltd.	1,278	24,456
RMB Holdings Ltd.	1,690	7,841
RMI Holdings Ltd.	1,164	3,091
Sanlam Ltd.	5,518	27,990
Shoprite Holdings Ltd.	1,234	21,705
SPAR Group Ltd. (The)	516	6,598
Truworths International Ltd.	1,282	10,215
Woolworths Holdings Ltd.	2,182	15,885

		387,866
SOUTH KOREA — 16.42%
AmorePacific Corp.	8	7,234
AmorePacific Group	6	2,463
Celltrion Inc.	174	7,045
Cheil Industries Inc.	102	8,780
Cheil Worldwide Inc.[a]	300	7,328
CJ CheilJedang Corp.	24	5,851
CJ Corp.	44	4,324
Coway Co. Ltd.	114	7,131
Daewoo Engineering & Construction Co. Ltd.[a]	420	3,385
Daewoo International Corp.	100	3,676
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	300	10,404
Doosan Corp.	34	4,369
Doosan Infracore Co. Ltd.[a]	150	1,857
E-Mart Co. Ltd.	60	15,279

64

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

November 30, 2013

Security	Shares	Value

Halla Visteon Climate Control Corp.	80	$2,895
Hankook Tire Co. Ltd.	214	12,638
Hyundai Department Store Co. Ltd.	20	3,118
Hyundai Glovis Co. Ltd.	36	8,028
Hyundai Heavy Industries Co. Ltd.	46	11,801
Hyundai Hysco Co. Ltd.	100	3,832
Hyundai Merchant Marine Co. Ltd.[a]	111	1,180
Hyundai Mipo Dockyard Co. Ltd.	38	6,481
Hyundai Wia Corp.	44	7,899
Kia Motors Corp.	280	15,980
Korea Aerospace Industries Ltd.	100	2,646
Korea Electric Power Corp.[a]	730	22,073
Korean Air Lines Co. Ltd.[a]	80	2,302
Kumho Petro Chemical Co. Ltd.	48	4,581
LG Chem Ltd.	136	37,332
LG Display Co. Ltd.[a]	700	16,139
LG Household & Health Care Ltd.	26	13,365
LG Innotek Co. Ltd.[a]	30	2,288
LG Uplus Corp.[a]	720	7,144
Lotte Chemical Corp.	46	9,519
Lotte Confectionery Co. Ltd.	2	3,315
LS Industrial Systems Co. Ltd.	46	2,912
NAVER Corp.	80	52,310
NCsoft Corp.	44	9,874
OCI Co. Ltd.	50	8,292
ORION Corp.	10	8,523
S1 Corp.	17	1,149
Samsung C&T Corp.	357	21,319
Samsung Electro-Mechanics Co. Ltd.	170	13,140
Samsung Electronics Co. Ltd.	314	443,273
Samsung SDI Co. Ltd.	48	7,960
Samsung Techwin Co. Ltd.	110	5,893
SK C&C Co. Ltd.	52	6,658
SK Hynix Inc.[a]	1,520	50,844
Yuhan Corp.	9	1,599

		917,428
TAIWAN — 10.98%
Acer Inc.[a]	4,000	2,169
Cathay Financial Holding Co. Ltd.	28,496	44,775
Chailease Holding Co. Ltd.	2,200	5,850
Cheng Shin Rubber Industry Co. Ltd.	6,900	18,093
China Airlines Ltd.[a]	12,000	4,400
China Steel Corp.	10,000	8,600
Clevo Co.	2,080	4,449
Delta Electronics Inc.	6,000	32,034
E.Sun Financial Holding Co. Ltd.	13,200	8,854
Epistar Corp.	2,000	3,460
EVA Airways Corp.[a]	6,000	3,457
Far Eastern Department Stores Ltd.	4,120	4,204
Formosa Chemicals & Fibre Corp.	6,000	16,909
Formosa Petrochemical Corp.	4,000	10,908
Formosa Plastics Corp.	8,000	21,031
Giant Manufacturing Co. Ltd.	2,000	14,091
Hiwin Technologies Corp.	51	423
MediaTek Inc.	4,000	58,931
Nan Kang Rubber Tire Co. Ltd.[a]	2,234	2,823
Nan Ya Plastics Corp.	14,000	30,655
President Chain Store Corp.	2,000	14,192
Ruentex Industries Ltd.	2,000	5,420
Standard Foods Corp.	2,300	6,979
Taiwan Fertilizer Co. Ltd.	2,000	4,663

Security	Shares	Value

Taiwan Semiconductor Manufacturing Co. Ltd.	72,000	$255,457
Uni-President Enterprises Co.	12,720	22,694
Vanguard International Semiconductor Corp.	2,000	2,348
Yang Ming Marine Transport Corp.[a]	6,000	2,636
Yulon Motor Co. Ltd.	2,000	3,291

		613,796
THAILAND — 2.35%
Advanced Information Service PCL NVDR	1,600	11,361
Advanced Information Service PCL NVDR	1,200	8,521
Airports of Thailand PCL NVDR	1,400	8,175
Bangkok Dusit Medical Services PCL NVDR	1,000	4,095
Bank of Ayudhya PCL NVDR	3,600	4,316
BEC World PCL NVDR	3,200	5,282
Central Pattana PCL NVDR	4,400	5,926
Charoen Pokphand Foods PCL NVDR	5,600	4,970
CP All PCL NVDR	12,800	16,244
Home Product Center PCL NVDR	10,733	3,577
Indorama Ventures PCL NVDR	4,200	3,061
IRPC PCL NVDR	30,000	3,307
Kasikornbank PCL Foreign	3,400	17,895
Minor International PCL NVDR	4,800	3,633
Siam Cement PCL Foreign (The)	1,200	15,023
Siam Commercial Bank PCL NVDR	2,400	11,735
TMB Bank PCL NVDR	34,800	2,774
True Corp. PCL NVDR[a]	5,600	1,535

		131,430
TURKEY — 1.67%
Akbank TAS	3,174	11,634
Anadolu Efes Biracilik ve Malt Sanayii AS	602	6,828
Arcelik AS	666	4,486
BIM Birlesik Magazalar AS	620	14,004
Coca-Cola Icecek AS	196	5,631
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,420	5,780
Eregli Demir ve Celik Fabrikalari TAS	3,828	5,082
Koza Altin Isletmeleri AS	106	1,696
TAV Havalimanlari Holding AS	512	3,817
Turk Hava Yollari AO	586	2,171
Turkcell Iletisim Hizmetleri ASa	694	4,211
Turkiye Garanti Bankasi AS	6,594	24,889
Ulker Biskuvi Sanayi AS	386	3,174

		93,403

TOTAL COMMON STOCKS
(Cost: $4,944,485)		5,327,455

PREFERRED STOCKS — 4.45%

BRAZIL — 3.19%
Banco Bradesco SA	2,270	30,160
Braskem SA Class A	600	5,349
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	400	18,618
Itau Unibanco Holding SA	7,220	101,991
Klabin SA	1,400	7,260
Lojas Americanas SA	1,200	8,177
Marcopolo SA	1,200	2,983
Suzano Papel e Celulose SA Class A	1,000	3,643

		178,181

65

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

November 30, 2013

Security	Shares	Value

CHILE — 0.17%
Embotelladora Andina SA Class B	632	$3,139
Sociedad Quimica y Minera de Chile SA Series B	262	6,598

		9,737
COLOMBIA — 0.34%
Bancolombia SA	950	12,177
Grupo Aval Acciones y Valores SA	10,148	6,724

		18,901
RUSSIA — 0.34%
AK Transneft OAO	4	10,230
Sberbank of Russia	3,400	8,721

		18,951
SOUTH KOREA — 0.41%
Samsung Electronics Co. Ltd.	24	22,746

		22,746

TOTAL PREFERRED STOCKS
(Cost: $284,979)		248,516

RIGHTS — 0.01%

BRAZIL — 0.01%
Klabin SAa	43	294

		294
CHILE — 0.00%
LATAM Airlines Group SAa	97	78

		78
SOUTH AFRICA — 0.00%
Northam Platinum Ltd.[a]	31	—

		—

TOTAL RIGHTS
(Cost: $0)		372

SHORT-TERM INVESTMENTS — 1.51%

MONEY MARKET FUNDS — 1.51%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.14%[d,e,f]	80,034	80,034

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	4,634	$4,634

		84,668

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,668)		84,668

TOTAL INVESTMENTS IN SECURITIES — 101.30%
(Cost: $5,314,132)		5,661,011
Other Assets, Less Liabilities — (1.30)%		(72,451)

NET ASSETS — 100.00%		$5,588,560

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments

66

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 96.33%

BRAZIL — 5.85%
AMBEV SA	2,304,100	$17,340,618
CCR SA	1,452,100	11,513,490
Cielo SA	396,020	11,499,134
CPFL Energia SA	1,270,200	10,582,959
EcoRodovias Infraestrutura e Logistica SA	2,288,000	14,444,333
EDP Energias do Brasil SA	2,904,300	14,874,696
Natura Cosmeticos SA	396,000	7,331,919
Souza Cruz SA	1,628,000	16,396,871
Totvs SA	792,000	12,508,390
Tractebel Energia SA	1,584,000	25,960,424
Transmissora Alianca de Energia Eletrica SA	748,000	6,963,060
Ultrapar Participacoes SA	88,000	2,188,638

		151,604,532
CHILE — 4.86%
AES Gener SA	6,964,974	3,923,026
Aguas Andinas SA Series A	17,212,209	11,281,478
Banco de Chile	211,919,730	30,781,458
Banco de Credito e Inversiones	180,161	10,126,553
Colbun SA	61,666,335	14,168,096
CorpBanca SA	1,535,990,226	19,933,580
Empresa Nacional de Electricidad SA	10,563,885	15,424,044
Empresa Nacional de Telecomunicaciones SA	646,107	9,401,768
Empresas CMPC SA	521,570	1,363,768
S.A.C.I. Falabella SA	336,530	3,127,799
Vina Concha y Toro SA	3,472,928	6,540,261

		126,071,831
CHINA — 22.21%
AAC Technologies Holdings Inc.	1,110,000	5,011,190
Agricultural Bank of China Ltd. Class H	19,360,000	9,938,898
Bank of China Ltd. Class H	52,827,000	25,552,714
Bank of Communications Co. Ltd. Class H	3,080,000	2,300,272
Beijing Enterprises Holdings Ltd.[a]	2,411,000	21,582,736
China BlueChemical Ltd. Class H	1,776,000	1,204,976
China CITIC Bank Corp. Ltd. Class H	5,280,000	3,085,190
China Communications Services Corp. Ltd. Class H	15,984,000	10,473,673
China Construction Bank Corp. Class H	26,280,000	21,287,998
China Gas Holdings Ltd.	8,880,000	12,026,855
China Life Insurance Co. Ltd. Class H	1,760,000	5,675,479
China Mengniu Dairy Co. Ltd.	3,080,000	14,083,700
China Minsheng Banking Corp. Ltd. Class H	1,322,500	1,594,987
China Mobile Ltd.	3,738,000	40,260,169
China Pacific Insurance (Group) Co. Ltd. Class H	963,600	4,076,810
China Petroleum & Chemical Corp. Class H	17,106,000	14,695,099
China Resources Enterprise Ltd.	880,000	3,104,487
China Resources Gas Group Ltd.[a]	10,512,000	32,270,978
China Resources Power Holdings Co. Ltd.	4,400,000	10,647,198
China Telecom Corp. Ltd. Class H	9,680,000	5,231,656
China Vanke Co. Ltd. Class B	1,451,976	2,668,850
ENN Energy Holdings Ltd.[a]	332,000	2,338,194
Guangdong Investment Ltd.[a]	14,960,000	13,835,682
Haier Electronics Group Co. Ltd.	444,000	1,045,764
Hanergy Solar Group Ltd.[b]	10,656,000	1,676,887

Security	Shares	Value

Hengan International Group Co. Ltd.[a]	2,420,000	$30,497,185
Huaneng Power International Inc. Class H	888,000	848,752
Industrial and Commercial Bank of China Ltd. Class H	24,200,000	17,386,829
Inner Mongolia Yitai Coal Co. Ltd. Class B	14,410,327	27,062,594
Jiangsu Expressway Co. Ltd. Class H	14,960,000	19,836,933
Kunlun Energy Co. Ltd.[a]	5,280,000	9,766,364
Lenovo Group Ltd.	16,872,000	20,000,088
PetroChina Co. Ltd. Class H	4,264,000	5,043,550
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,760,000	2,401,863
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,649,500	20,260,804
Shenzhou International Group Holdings Ltd.	4,440,000	16,780,327
Sihuan Pharmaceutical Holdings Group Ltd.	3,504,000	2,748,005
Sino Biopharmaceutical Ltd.	3,552,000	2,799,394
Sinopec Engineering Group Co. Ltd.	1,998,000	3,051,385
SOHO China Ltd.	22,422,000	20,245,206
Sun Art Retail Group Ltd.	23,535,000	34,971,681
Tencent Holdings Ltd.[a]	351,800	20,347,510
Tingyi (Cayman Islands) Holding Corp.[a]	7,484,000	22,202,989
Tsingtao Brewery Co. Ltd. Class H	1,230,000	10,328,468
Uni-President China Holdings Ltd.	1,776,000	1,800,592
Want Want China Holdings Ltd.	888,000	1,314,936
Wumart Stores Inc. Class H	880,000	1,362,115
Zhejiang Expressway Co. Ltd. Class H	17,600,000	16,390,783
ZTE Corp. Class Hb	1,065,600	2,377,881

		575,496,676
COLOMBIA — 1.27%
Almacenes Exito SA	247,647	3,966,557
Corporacion Financiera Colombiana SA NVS	254,123	5,154,289
Ecopetrol SA	8,606,940	17,532,903
Grupo Argos SA	597,577	6,187,058

		32,840,807
CZECH REPUBLIC — 0.70%
Telefonica Czech Republic AS	1,229,703	18,154,637

		18,154,637
EGYPT — 0.59%
Commercial International Bank (Egypt) SAE	1,883,223	11,807,589
National Societe Generale Bank SAE	285,244	1,241,056
Telecom Egypt Co. SAE	1,228,850	2,376,047

		15,424,692
INDIA — 1.32%
Cipla Ltd.	2,128,688	13,327,719
Dr. Reddy’s Laboratories Ltd.	163,425	6,498,295
Lupin Ltd.	206,298	2,825,415
Sun Pharmaceuticals Industries Ltd.	1,276,492	11,684,324

		34,335,753
INDONESIA — 3.94%
PT Astra Agro Lestari Tbk	2,423,000	4,506,729
PT Bank Central Asia Tbk	36,354,000	29,326,320
PT Bank Danamon Indonesia Tbk	20,021,000	6,359,858
PT Bank Mandiri (Persero) Tbk	10,344,000	6,614,972
PT Bank Negara Indonesia (Persero) Tbk	10,161,000	3,482,558
PT Bank Rakyat Indonesia (Persero) Tbk	1,609,500	1,002,364
PT Indocement Tunggal Prakarsa Tbk	660,000	1,040,000

67

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

November 30, 2013

Security	Shares	Value

PT Indofood Sukses Makmur Tbk	4,781,000	$2,657,776
PT Jasa Marga (Persero) Tbk	27,375,000	11,670,846
PT Telekomunikasi Indonesia (Persero) Tbk	105,558,000	19,192,364
PT Unilever Indonesia Tbk	7,284,000	16,196,815

		102,050,602
MALAYSIA — 8.63%
Astro Malaysia Holdings Bhd	1,276,000	1,156,041
Berjaya Sports Toto Bhd	4,731,113	5,739,576
Hong Leong Bank Bhd	4,708,200	20,626,678
IHH Healthcare Bhd[b]	24,966,000	31,372,107
Malayan Banking Bhd	12,307,800	37,347,280
Maxis Bhd	13,534,200	29,520,765
Petronas Chemicals Group Bhd	3,960,000	8,293,515
Petronas Dagangan Bhd	2,112,000	20,445,051
Petronas Gas Bhd	2,277,600	16,861,166
Public Bank Bhd Foreign	6,657,600	37,884,078
Sime Darby Bhd	3,300,000	9,880,546
Tenaga Nasional Bhd	1,452,000	4,442,048

		223,568,851
MEXICO — 2.25%
Arca Continental SAB de CV	352,000	2,206,489
Coca-Cola FEMSA SAB de CV Series L	396,000	4,830,422
El Puerto de Liverpool SA de CV Series C1[a]	2,200,000	25,116,474
Fibra Uno Administracion SA de CV	569,400	1,779,843
Grupo Aeroportuario del Pacifico SAB de CV Series B	923,400	4,855,976
Grupo Aeroportuario del Sureste SAB de CV Series B	306,600	4,070,296
Grupo Financiero Santander Mexico SAB de CV Series B	3,985,800	11,363,883
Wal-Mart de Mexico SAB de CV Series V	1,540,000	4,071,018

		58,294,401
PERU — 1.21%
Compania de Minas Buenaventura SAA SP ADR	241,776	2,852,957
Credicorp Ltd.	221,628	28,479,198

		31,332,155
PHILIPPINES — 2.76%
Aboitiz Power Corp.	5,299,800	4,025,548
Ayala Corp.	35,510	474,548
Bank of the Philippine Islands	7,884,000	16,569,458
International Container Terminal Services Inc.	3,517,140	8,187,243
Jollibee Foods Corp.	2,237,260	9,051,256
Metropolitan Bank & Trust Co.	3,729,590	6,692,388
Philippine Long Distance Telephone Co.	429,240	26,573,167

		71,573,608
POLAND — 0.36%
Polskie Gornictwo Naftowe i Gazownictwo SA	4,986,192	9,290,389

		9,290,389
RUSSIA — 1.12%
LUKOIL OAO	295,982	18,277,790
Mobile TeleSystems OJSC SP ADR	55,626	1,172,596
Rosneft Oil Co. OJSC	1,314,240	9,474,960

		28,925,346

Security	Shares	Value

SOUTH AFRICA — 9.03%
Aspen Pharmacare Holdings Ltd.	1,115,148	$28,807,345
Bidvest Group Ltd.	252,824	6,373,725
Discovery Ltd.	675,396	5,413,638
Foschini Group Ltd. (The)	254,218	2,538,041
Growthpoint Properties Ltd.	6,972,960	16,488,382
Liberty Holdings Ltd.	464,718	5,636,104
Life Healthcare Group Holdings Ltd.	5,692,686	22,957,653
Massmart Holdings Ltd.	92,919	1,312,458
Mediclinic International Ltd.	142,350	1,022,131
Mr. Price Group Ltd.	189,216	2,884,802
Nedbank Group Ltd.	514,650	10,666,033
Pick n Pay Stores Ltd.[a]	1,196,414	5,813,462
PPC Ltd.	2,455,906	7,561,056
Redefine Properties Ltd.	15,146,478	14,376,904
Remgro Ltd.	1,172,964	22,446,173
Sasol Ltd.	133,152	6,602,232
Shoprite Holdings Ltd.	851,964	14,985,241
SPAR Group Ltd. (The)	543,420	6,948,729
Standard Bank Group Ltd.	2,306,946	27,377,334
Tiger Brands Ltd.	242,704	6,786,798
Truworths International Ltd.	783,658	6,244,413
Vodacom Group Ltd.	890,454	10,669,805

		233,912,459
SOUTH KOREA — 11.09%
AmorePacific Corp.	18,302	16,550,141
Cheil Industries Inc.	130,524	11,235,695
CJ CheilJedang Corp.	16,553	4,035,410
Dongbu Insurance Co. Ltd.	206,975	10,482,718
E-Mart Co. Ltd.	16,950	4,316,380
Hyundai Marine & Fire Insurance Co. Ltd.	631,614	19,068,381
Hyundai Wia Corp.	14,208	2,550,808
Kangwon Land Inc.	499,320	15,664,201
Korea Electric Power Corp.[b]	88,000	2,660,871
KT Corp.	240,900	7,682,486
KT&G Corp.	528,081	39,170,706
LG Household & Health Care Ltd.	21,462	11,032,153
Lotte Shopping Co. Ltd.	12,264	4,542,651
NAVER Corp.	27,001	17,655,383
NCsoft Corp.	9,123	2,047,352
ORION Corp.[a]	10,950	9,332,798
S1 Corp.	207,893	14,045,497
Samsung Electro-Mechanics Co. Ltd.	17,520	1,354,187
Samsung Electronics Co. Ltd.	14,080	19,876,708
Samsung Fire & Marine Insurance Co. Ltd.	62,634	15,417,327
Samsung Life Insurance Co. Ltd.	144,102	13,888,693
Samsung SDI Co. Ltd.	45,832	7,600,412
SK C&C Co. Ltd.	94,337	12,078,488
SK Telecom Co. Ltd.	93,805	20,032,061
Yuhan Corp.	28,470	5,057,507

		287,379,014
TAIWAN — 16.17%
Advanced Semiconductor Engineering Inc.	1,323,000	1,314,327
Advantech Co. Ltd.	3,520,000	21,766,574
Asia Cement Corp.	12,569,201	16,691,545
ASUSTeK Computer Inc.	614,000	5,404,710
China Airlines Ltd.[b]	23,652,828	8,671,798
China Steel Corp.	22,467,468	19,321,385

68

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

November 30, 2013

Security	Shares	Value

Chunghwa Telecom Co. Ltd.	12,320,000	$38,632,696
Compal Electronics Inc.	3,875,000	2,926,480
Delta Electronics Inc.	880,000	4,698,250
EVA Airways Corp.[b]	3,504,000	2,018,761
Far EasTone Telecommunications Co. Ltd.	12,795,000	27,411,063
Feng Hsin Iron & Steel Co. Ltd.	4,400,000	8,028,654
First Financial Holding Co. Ltd.	14,995,093	9,095,152
Formosa Chemicals & Fibre Corp.	452,300	1,274,644
Formosa Petrochemical Corp.	4,400,000	11,998,378
Formosa Plastics Corp.	4,101,840	10,783,373
Formosa Taffeta Co. Ltd.	6,600,000	8,363,182
Giant Manufacturing Co. Ltd.	1,320,000	9,299,858
Hua Nan Financial Holdings Co. Ltd.	29,433,800	17,106,892
Lite-On Technology Corp.	15,472,301	25,121,446
MediaTek Inc.	238,000	3,506,386
President Chain Store Corp.	1,760,000	12,489,018
ScinoPharm Taiwan Ltd.	2,745,360	8,608,820
Standard Foods Corp.	888,000	2,694,546
Synnex Technology International Corp.	6,604,000	9,919,166
Taiwan Cement Corp.	6,940,000	10,986,653
Taiwan Cooperative Financial Holding Co. Ltd.	49,677,876	27,445,877
Taiwan Mobile Co. Ltd.	10,120,000	33,136,041
Taiwan Semiconductor Manufacturing Co. Ltd.	10,155,000	36,030,107
Transcend Information Inc.	2,640,000	7,859,161
TSRC Corp.	2,677,100	3,989,326
U-Ming Marine Transport Corp.	5,722,000	10,092,870
United Microelectronics Corp.	5,280,000	2,194,499

		418,881,638
THAILAND — 2.97%
Advanced Information Service PCL NVDR	2,060,300	14,629,349
Bangkok Bank PCL NVDR[a]	3,971,500	23,252,632
Bangkok Dusit Medical Services PCL NVDR	3,268,900	13,387,118
CP All PCL NVDR[a]	7,959,100	10,100,695
Kasikornbank PCL NVDR	1,027,100	5,405,789
PTT Exploration & Production PCL NVDR	256,800	1,279,601
PTT PCL NVDR	973,300	8,941,872

		76,997,056

TOTAL COMMON STOCKS
(Cost: $2,463,738,392)		2,496,134,447

PREFERRED STOCKS — 3.61%

BRAZIL — 0.58%
AES Tiete SA	1,191,800	10,261,765
Companhia Energetica de Minas Gerais	144,011	1,211,587
Companhia Paranaense de Energia Class B	265,000	3,566,270

		15,039,622
COLOMBIA — 1.87%
Banco Davivienda SA	1,092,653	13,518,873
Bancolombia SA	142,878	1,831,371
Grupo Argos SA	885,404	9,167,096
Grupo de Inversiones Suramericana SA	1,296,918	23,968,511

		48,485,851

Security	Shares	Value

RUSSIA — 0.51%
AK Transneft OAO	2,664	$6,813,141
Surgutneftegas OJSC	8,909,600	6,351,697

		13,164,838
SOUTH KOREA — 0.65%
Samsung Electronics Co. Ltd.	17,635	16,713,508

		16,713,508

TOTAL PREFERRED STOCKS
(Cost: $96,805,889)		93,403,819

RIGHTS — 0.00%

CHILE — 0.00%
LATAM Airlines Group SAb	144,486	115,533

		115,533

TOTAL RIGHTS
(Cost: $0)		115,533

SHORT-TERM INVESTMENTS — 0.79%

MONEY MARKET FUNDS — 0.79%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.14%[c,d,e]	19,251,155	19,251,155
BlackRock Cash Funds: Prime,
SL Agency Shares
0.11%[c,d,e]	1,114,546	1,114,546

		20,365,701

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,365,701)		20,365,701

TOTAL INVESTMENTS IN SECURITIES — 100.73%
(Cost: $2,580,909,982)		2,610,019,500
Other Assets, Less Liabilities — (0.73)%		(18,800,864)

NET ASSETS — 100.00%		$2,591,218,636

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

69

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.83%

BRAZIL — 5.02%
Aliansce Shopping Centers SA	7,500	$63,967
Arezzo Industria e Comercio SA	3,000	37,287
Autometal SA	4,200	31,681
B2W Companhia Global do Varejo[a]	5,600	33,721
Brasil Brokers Participacoes SA	14,000	33,781
Brasil Insurance Participacoes e Administracao SA	6,400	53,762
Brazil Pharma SAa	8,400	26,677
Companhia de Locacao das Americas	11,000	35,594
Diagnosticos da America SA	14,000	73,083
Direcional Engenharia SA	5,600	30,025
Equatorial Energia SA	11,242	115,636
Eternit SA	12,600	48,332
Even Construtora e Incorporadora SA	12,600	44,390
EZ TEC Empreendimentos e Participacoes SA	3,600	47,753
Fleury SA	5,600	46,922
Gafisa SAa	33,000	47,946
Helbor Empreendimentos SA	14,040	51,629
Iguatemi Empresa de Shopping Centers SA	5,900	60,233
International Meal Co. Holdings SAa	4,200	36,883
Iochpe-Maxion SA	7,000	78,633
Julio Simoes Logistica SA	7,000	48,002
LLX Logistica SAa	35,000	14,850
LLX Logistica SA New[a]	28,565	11,875
LPS Brasil — Consultoria de Imoveis SA	5,400	37,030
Marfrig Alimentos SAa	15,400	28,513
Mills Estruturas e Servicos de Engenharia SA	6,600	88,820
Multiplus SA	2,800	35,161
PDG Realty SA Empreendimentos e Participacoes[a]	79,800	57,458
Restoque Comercio e Confeccoes de Roupas SA	11,200	29,521
Santos Brasil Participacoes SA Units	4,400	37,848
Sao Martinho SA	4,200	54,884
SLC Agricola SA	4,200	35,803
Tecnisa SAa	7,200	27,217
Tegma Gestao Logistica SA	2,700	24,301
TPI — Triunfo Participacoes e Investimentos SA	5,400	23,259
UNICASA Industria de Moveis SA	11,200	29,041
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,200	65,882
Vanguarda Agro SAa	17,410	25,519

		1,672,919
CHILE — 1.29%
Besalco SA	32,595	35,299
Compania SudAmericana de Vapores SAa	612,458	29,111
Inversiones Aguas Metropolitanas SA	40,236	69,229
Parque Arauco SA	46,322	81,531
SalfaCorp SA	30,432	29,424
Sociedad Matriz SAAM SA	786,147	70,132
Sonda SA	47,708	115,395

		430,121
CHINA — 19.44%
361 Degrees International Ltd.	129,000	38,437
Ajisen (China) Holdings Ltd.	42,000	42,636

Security	Shares	Value

AMVIG Holdings Ltd.	78,000	$36,723
Anhui Expressway Co. Ltd. Class H	54,000	30,857
Anton Oilfield Services Group[b]	106,000	69,594
Anxin-China Holdings Ltd.	280,000	84,152
Asia Cement China Holdings Corp.	72,000	44,393
Asian Citrus Holdings Ltd.	84,000	26,762
Beijing Capital Land Ltd. Class H	126,000	44,044
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[a]	28,000	43,268
Boshiwa International Holding Ltd.[a,c]	32,000	1,734
Bosideng International Holdings Ltd.	174,000	36,584
C C Land Holdings Ltd.	159,000	42,249
China Automation Group Ltd.	129,000	28,786
China Datang Corp. Renewable Power Co. Ltd. Class H	252,000	49,733
China Dongxiang (Group) Co. Ltd.[b]	238,000	38,374
China High Speed Transmission Equipment Group Co. Ltd.[a,b]	96,000	48,169
China Huiyuan Juice Group Ltd.[a]	77,000	54,825
China Lilang Ltd.	56,000	37,561
China Lumena New Materials Corp.	210,000	45,236
China Medical System Holdings Ltd.[b]	83,000	76,976
China Merchants Land Ltd.[a]	140,000	33,588
China Metal Recycling Holdings Ltd.[a,b,c]	12,000	—
China Modern Dairy Holdings Ltd.[a,b]	123,000	66,794
China Oil and Gas Group Ltd.	420,000	78,554
China Power International Development Ltd.[b]	150,000	54,175
China Power New Energy Development Co. Ltd.[a]	840,000	57,426
China Precious Metal Resources Holdings Co. Ltd.[a]	252,000	36,081
China Rare Earth Holdings Ltd.[a]	224,000	35,250
China Resources and Transportation Group Ltd.[a]	700,000	35,665
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	320,000	47,880
China Shanshui Cement Group Ltd.	126,000	50,058
China Shineway Pharmaceutical Group Ltd.	36,000	51,915
China Singyes Solar Technologies Holdings Ltd.	54,000	61,643
China South City Holdings Ltd.	294,000	73,190
China Suntien Green Energy Corp. Ltd. Class H	154,000	58,997
China Travel International Investment Hong Kong Ltd.	234,000	50,104
China Vanadium Titano-Magnetite Mining Co. Ltd.[a]	195,000	30,183
China Water Affairs Group Ltd.	150,000	54,175
China Wireless Technologies Ltd.	112,000	34,961
China Yongda Automobiles Services Holdings Ltd.	51,000	47,496
China Yurun Food Group Ltd.[a,b]	112,000	73,678
China ZhengTong Auto Services Holdings Ltd.[a]	63,000	42,825
Chinasoft International Ltd.[a,b]	168,000	47,674
Chongqing Machinery & Electric Co. Ltd. Class H	280,000	38,645
CIMC Enric Holdings Ltd.	56,000	94,770
CITIC Dameng Holdings Ltd.[a]	392,000	31,855
CITIC Resources Holdings Ltd.[a]	336,000	47,241
Comba Telecom Systems Holdings Ltd.[a,b]	112,000	38,573
Cosco International Holdings Ltd.	196,000	84,946
CSPC Pharmaceutical Group Ltd.	108,000	70,211
Dah Chong Hong Holdings Ltd.	51,000	41,049
Dazhong Transportation Group Co. Ltd. Class B	64,800	42,314
Digital China Holdings Ltd.	54,000	63,036
Dongyue Group Ltd.	84,000	40,198
Extrawell Pharmaceutical Holdings Ltd.[a,b]	420,000	26,275
Fantasia Holdings Group Co. Ltd.	238,500	44,300
First Tractor Co. Ltd. Class H	36,000	30,601
Fufeng Group Ltd.	88,400	33,638
Hangzhou Steam Turbine Co. Ltd. Class B	39,080	55,399
Harbin Electric Co. Ltd. Class H	56,000	36,911
HC International Inc.[a]	28,000	37,489
Hengdeli Holdings Ltd.[b]	169,600	39,377
Hopson Development Holdings Ltd.[a]	48,000	57,890
Huabao International Holdings Ltd.	126,000	66,473

70

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Hunan Nonferrous Metal Corp. Ltd. Class Ha	212,000	$65,903
Inspur International Ltd.[a]	201,000	45,112
Interchina Holdings Co. Ltd.[a]	510,000	35,523
Jiangsu Future Land Co. Ltd. Class B	74,700	45,119
Ju Teng International Holdings Ltd.	72,000	48,293
Kaisa Group Holdings Ltd.[a,b]	154,000	46,284
Kingdee International Software Group Co. Ltd.[a]	198,000	57,464
Kingsoft Corp. Ltd.	42,000	102,174
KWG Property Holdings Ltd.	124,500	74,674
Labixiaoxin Snacks Group Ltd.	87,000	54,427
Li Ning Co. Ltd.[a,b]	77,000	67,836
Lijun International Pharmaceutical (Holding) Co. Ltd.	168,000	45,940
Lonking Holdings Ltd.[a]	168,000	36,189
Luthai Textile Co. Ltd. Class B	55,800	70,608
MIE Holdings Corp.	112,000	24,415
Minth Group Ltd.[b]	56,000	117,307
NetDragon Websoft Inc.	21,000	41,010
New World Department Store China Ltd.	51,000	28,287
North Mining Shares Co. Ltd.[a]	990,000	42,140
NVC Lighting Holdings Ltd.	108,000	26,886
Peak Sport Products Co. Ltd.	186,000	45,584
Ports Design Ltd.	42,000	32,722
Renhe Commercial Holdings Co. Ltd.[a,b]	812,000	41,372
REXLot Holdings Ltd.	700,000	74,942
Semiconductor Manufacturing International Corp.[a]	1,624,000	134,065
Shenguan Holdings Group Ltd.	74,000	32,263
Shenzhen Expressway Co. Ltd. Class H	66,000	30,477
Shenzhen International Holdings Ltd.	795,000	100,495
Shenzhen Investment Ltd.	204,000	80,520
Shougang Concord International Enterprises Co. Ltd.[a,b]	870,000	48,816
Shunfeng Photovoltaic International Ltd.[a]	56,000	45,507
Sino Oil And Gas Holdings Ltd.[a]	1,330,000	38,600
Sinopec Kantons Holdings Ltd.	84,000	73,570
Sinotrans Ltd. Class H	252,000	79,637
Sinotrans Shipping Ltd.	249,000	85,434
Skyworth Digital Holdings Ltd.[b]	164,000	98,155
Sparkle Roll Group Ltd.	432,000	35,663
Sunac China Holdings Ltd.	134,000	88,842
Sunny Optical Technology Group Co Ltd.[b]	56,000	52,947
TCL Communication Technology Holdings Ltd.[a]	56,000	55,403
Tech Pro Technology Development Ltd.[a]	126,000	61,597
Texhong Textile Group Ltd.	21,000	32,451
Tianjin Development Holdings Ltd.[a]	84,000	56,559
Tianjin Port Development Holdings Ltd.	306,000	54,864
Tianneng Power International Ltd.	84,000	30,880
Tibet 5100 Water Resources Holdings Ltd.	141,000	52,743
Tong Ren Tang Technologies Co. Ltd. Class H	28,000	85,597
Towngas China Co. Ltd.	82,000	91,280
Travelsky Technology Ltd. Class H	126,000	119,456
VODone Ltd.[a]	392,000	40,451
West China Cement Ltd.	252,000	39,331
Winsway Coking Coal Holding Ltd.[a]	490,000	35,394
Wison Engineering Services Co. Ltd.	112,000	28,604
Xingda International Holdings Ltd.	72,000	43,092
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha,b	266,000	44,261
XTEP International Holdings Ltd.	76,500	41,049
Yanchang Petroleum International Ltd.[a,b]	570,000	28,674
Yip’s Chemical Holdings Ltd.	42,000	37,002
Yuexiu Real Estate Investment Trust	178,000	88,166
Yuexiu Transport Infrastructure Ltd.	102,000	52,627

		6,479,279

Security	Shares	Value

CZECH REPUBLIC — 0.29%
Pegas Nonwovens SA	2,548	$74,043
Philip Morris CR AS	42	22,535

		96,578
EGYPT — 0.54%
Orascom Telecom Media And Technology Holding SAE SP GDR	379,722	178,469

		178,469
GREECE — 0.77%
Ellaktor SAa	8,540	36,743
Frigoglass SAa	1,736	13,189
Hellenic Exchanges SA	4,060	44,500
Intralot SA	9,520	24,498
Marfin Investment Group Holdings SAa	45,108	25,979
Metka SA	1,778	29,486
Motor Oil (Hellas) Corinth Refineries SA	3,556	41,445
Mytilineos Holdings SAa	5,082	41,586

		257,426
INDIA — 4.97%
Amtek Auto Ltd.	22,624	25,596
Andhra Bank	42,882	42,580
Ashok Leyland Ltd.	199,824	53,721
Aurobindo Pharma Ltd.	12,908	60,636
Bharat Forge Ltd.	12,795	61,057
Biocon Ltd.	9,207	57,048
CESC Ltd.	7,521	45,885
Cox & Kings Ltd.	22,366	35,756
EID Parry India Ltd.	19,334	42,356
Gujarat Fluorochemicals Ltd.	7,756	29,571
Gujarat Gas Co. Ltd.	6,386	28,052
Gujarat Mineral Development Corp. Ltd.	24,146	41,248
Gujarat State Petronet Ltd.	36,344	34,663
GVK Power & Infrastructure Ltd.[a]	218,148	25,658
Hexaware Technologies Ltd.	26,508	51,879
Housing Development & Infrastructure Ltd.[a]	30,968	24,952
India Infoline Ltd.	31,083	29,894
Indiabulls Housing Finance Ltd.	14,574	52,113
Indian Hotels Co. Ltd.	52,728	40,502
Indraprastha Gas Ltd.	5,616	24,997
Jammu & Kashmir Bank Ltd.	3,864	75,233
Jindal Saw Ltd.	31,094	22,939
Jubilant Foodworks Ltd.[a]	2,226	46,768
Just Dial Ltd.[a]	2,296	44,908
Manappuram Finance Ltd.	58,164	15,218
MAX India Ltd.	23,974	80,604
MindTree Ltd.	2,870	63,839
PTC India Ltd.	38,406	39,242
Redington India Ltd.	41,706	43,882
SE Investments Ltd.	7,392	46,465
Syndicate Bank	35,722	50,762
Tata Global Beverages Ltd.	26,943	64,199
Thermax Ltd.	8,094	83,265
Torrent Pharmaceuticals Ltd.	9,502	70,258
UPL Ltd.	20,986	56,117
Voltas Ltd.	24,444	43,439

		1,655,302

71

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

INDONESIA — 3.52%
PT ACE Hardware Indonesia Tbk	714,000	$41,184
PT Agis Tbk[a]	728,000	26,777
PT Agung Podomoro Land Tbk	844,500	17,296
PT AKR Corporindo Tbk	175,500	68,586
PT Alam Sutera Realty Tbk	916,500	36,392
PT Arwana Citramulia Tbk	504,000	36,655
PT Bakrie and Brothers Tbk[a]	1,283,499	5,365
PT Bakrieland Development Tbk[a]	5,460,000	22,821
PT Bank Bukopin Tbk	469,000	22,347
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	308,000	21,628
PT Bank Tabungan Negara (Persero) Tbk	329,323	26,704
PT Bumi Resources Minerals Tbk[a]	840,000	15,097
PT Bumi Resources Tbk[a]	1,113,000	26,982
PT Ciputra Development Tbk	854,000	52,114
PT Citra Marga Nusaphala Persada Tbk[a]	210,000	56,176
PT Gajah Tunggal Tbk	161,000	24,226
PT Garuda Indonesia (Persero) Tbk[a]	564,000	23,338
PT Hanson International Tbk[a]	700,000	29,258
PT Japfa Comfeed Indonesia Tbk	429,000	44,469
PT Kawasan Industri Jababeka Tbk	1,960,178	33,591
PT Medco Energi Internasional Tbk	145,500	30,712
PT Mitra Adiperkasa Tbk	77,000	31,379
PT MNC Investama Tbk	1,967,000	54,262
PT MNC Sky Vision Tbk[a]	112,985	22,432
PT Pakuwon Jati Tbk	1,638,000	34,232
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	224,000	34,454
PT Ramayana Lestari Sentosa Tbk	369,000	34,239
PT Sampoerna Agro Tbk	154,000	23,816
PT Sentul City Tbk[a]	2,065,000	29,864
PT Sugih Energy Tbk[a]	1,050,000	39,060
PT Summarecon Agung Tbk	672,000	50,558
PT Surya Semesta Internusa Tbk	432,450	26,390
PT Timah (Persero) Tbk	220,500	29,676
PT Trada Maritime Tbk[a]	531,500	70,644
PT Wijaya Karya (Persero) Tbk	231,000	31,862

		1,174,586
MALAYSIA — 5.17%
Carlsberg Brewery Malaysia Bhd	14,000	53,515
DRB-Hicom Bhd	88,200	70,877
Eastern & Oriental Bhd	82,600	49,206
Hai-O Enterprise Bhd	84,000	69,066
Hibiscus Petroleum Bhd[a]	63,000	39,876
IGB Corp. Bhd	93,000	78,197
IJM Land Bhd	56,000	45,175
KNM Group Bhd[a]	201,600	26,897
KPJ Healthcare Bhd	47,300	89,522
Magnum Bhd	84,800	86,037
Mah Sing Group Bhd	82,620	56,652
Malaysian Airline System Bhd[a]	519,800	50,803
Malaysian Pacific Industries Bhd	70,000	70,369
Malaysian Resources Corp. Bhd	154,000	64,983
Media Prima Bhd	95,200	78,275
OSK Holdings Bhd	108,387	54,479
POS Malaysia Bhd	52,200	97,177
QL Resources Bhd	65,800	84,930
Sarawak Oil Palms Bhd	33,600	63,593
Scomi Group Bhd[a]	451,800	51,166
Sunway Real Estate Investment Trust Bhd	191,700	75,538
TAN Chong Motor Holdings Bhd	35,700	70,890

Security	Shares	Value

TIME dotCom Bhd[a]	30,400	$36,786
Top Glove Corp. Bhd	39,200	69,570
Uchi Technologies Bhd	154,000	66,894
Wah Seong Corp. Bhd	109,218	56,930
WCT Holdings Bhd	91,590	63,940

		1,721,343
MEXICO — 2.29%
Alsea SAB de CV	31,859	96,012
Axtel SAB de CV CPO[a,b]	105,000	31,090
Banregio Grupo Financiero SAB de CV	11,200	62,437
Bolsa Mexicana de Valores SAB de CV	29,400	70,114
Concentradora Fibra Hotelera Mexicana SA de CV	29,400	45,456
Consorcio ARA SAB de CVa	133,267	56,749
Corporacion Geo SAB de CV Series Ba	38,700	871
Corporacion Inmobiliaria Vesta SAB de CV	23,800	44,281
Desarrolladora Homex SAB de CVa	11,932	2,276
Empresas ICA SAB de CVa	47,700	90,313
Grupo Aeroportuario del Centro Norte SAB de CV	11,200	38,402
Grupo Herdez SAB de CV	17,900	62,905
Macquarie Mexico Real Estate Management SA de CV	36,400	63,918
TF Administradora Industrial S de RL de CV	23,800	44,408
TV Azteca SAB de CV CPO[b]	107,800	51,581
Urbi Desarrollos Urbanos SAB de CVa,b	124,600	1,246

		762,059
PHILIPPINES — 0.95%
Belle Corp.[a]	359,433	43,518
Cebu Air Inc.	24,080	28,384
Cosco Capital Inc.[a]	37,200	8,158
EEI Corp.	216,972	48,971
Filinvest Land Inc.	1,572,000	46,684
First Gen Corp.	91,800	27,682
First Philippine Holdings Corp.	24,370	30,313
Manila Water Co. Inc.	66,900	35,914
Melco Crown Philippines Resorts Corp.[a]	20,900	6,732
Philex Petroleum Corp.[a]	27,000	5,539
Philippine National Bank[a]	18,525	35,378

		317,273
POLAND — 1.90%
Asseco Poland SA	6,510	107,816
Budimex SA	1,428	61,288
Getin Noble Bank SAa	98,467	90,935
Globe Trade Centre SAa	21,742	59,110
Lubelski Wegiel Bogdanka SA	2,388	106,785
Netia SAa	26,949	47,156
Rovese SAa	39,452	29,275
TVN SA	13,874	67,616
Warsaw Stock Exchange SA	4,521	62,979

		632,960
RUSSIA — 0.92%
Aeroflot — Russian Airlines OJSC	27,656	50,513
IDGC Holding JSC[a]	1,568,000	32,659
LSR Group OJSC SP GDR[d]	17,892	67,560
Pharmstandard GDR[a],d	3,822	47,278
PIK Group[a]	28,140	54,357
Sollers OJSC	2,313	55,315

		307,682

72

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

SOUTH AFRICA — 8.11%
Acucap Properties Ltd.	14,130	$61,584
Adcock Ingram Holdings Ltd.	9,408	64,823
Aeci Ltd.	9,453	110,406
African Oxygen Ltd.	17,463	34,457
ArcelorMittal South Africa Ltd.[a]	10,066	40,505
Astral Foods Ltd.	3,417	36,955
Aveng Ltd.[a]	22,848	66,320
AVI Ltd.	17,968	101,871
Brait SEa	26,950	143,491
Capital Property Fund	77,196	79,348
City Lodge Hotels Ltd.	3,654	47,263
Clicks Group Ltd.	17,268	109,486
Clover Industries Ltd.	23,106	39,546
Coronation Fund Managers Ltd.	20,007	163,338
DataTec Ltd.	13,530	71,093
DRDGOLD Ltd.	59,655	23,823
Emira Property Fund	32,457	46,132
Famous Brands Ltd.	5,043	48,642
Fountainhead Property Trust	25,261	18,139
Grindrod Ltd.	29,634	75,641
Group Five Ltd.	15,912	62,605
Hyprop Investments Ltd.	11,746	86,074
Illovo Sugar Ltd.	15,810	43,154
JD Group Ltd.	8,385	23,489
JSE Ltd.	7,065	61,710
Lewis Group Ltd.	4,653	29,767
Mondi Ltd.	10,066	166,339
Murray & Roberts Holdings Ltd.[a]	36,657	103,482
Omnia Holdings Ltd.	4,281	88,428
Palabora Mining Co. Ltd.[a]	1,476	16,770
Pick n Pay Holdings Ltd.	15,210	32,704
Pinnacle Technology Holdings Ltd.	23,019	54,793
Resilient Property Income Fund Ltd.	16,224	85,871
Royal Bafokeng Platinum Ltd.[a]	3,261	19,246
SA Corporate Real Estate Fund Nominees Pty Ltd.	141,096	54,820
Sibanye Gold Ltd.	46,228	57,793
Sun International Ltd.	6,543	60,818
Super Group Ltd.[a]	24,300	62,121
Sycom Property Fund	11,076	27,890
Tongaat Hulett Ltd.	6,762	78,112
Vukile Property Fund Ltd.	28,071	46,414
Wilson Bayly Holmes-Ovcon Ltd.	3,846	58,591

		2,703,854
SOUTH KOREA — 16.86%
Able C&C Co. Ltd.	980	32,318
Ahnlab Inc.	644	38,885
Asiana Airlines Inc.[a]	16,380	77,698
Binggrae Co. Ltd.	561	52,320
Chabio & Diostech Co. Ltd.[a]	4,122	40,897
Chong Kun Dang Pharm Corp.	574	43,228
CJ CGV Co. Ltd.	1,800	81,896
CJ E&M Corp.[a]	1,560	45,622
CJ O Shopping Co. Ltd.	306	113,344
CNK International Co. Ltd.[a]	3,450	16,055
Cosmax Inc.	960	46,989
CrucialTec Co. Ltd.[a]	3,201	34,784

Security	Shares	Value

Daesang Corp.	1,680	$58,101
Daishin Securities Co. Ltd.	5,760	47,406
Daum Communications Corp.	1,148	92,096
Dong-A Socio Holdings Co. Ltd.	873	121,261
Dong-A ST Co. Ltd.[a]	463	49,656
Dongsuh Companies Inc.	4,116	71,562
Dongyang Mechatronics Corp.	3,390	38,759
Doosan Engine Co. Ltd.[a]	3,080	27,706
Duksan Hi-Metal Co. Ltd.[a]	1,515	32,067
Fila Korea Ltd.	681	50,964
Foosung Co. Ltd.[a]	7,420	26,467
GemVax & Kael Co. Ltd.[a]	2,588	41,572
Grand Korea Leisure Co. Ltd.	2,250	85,574
Green Cross Corp.	630	77,686
GS Home Shopping Inc.	273	72,900
Hana Tour Service Inc.	882	54,172
Handsome Co. Ltd.	1,590	47,401
Hanjin Heavy Industries & Construction Co. Ltd.[a]	5,048	57,000
Hanjin Shipping Co. Ltd.[a]	5,610	32,124
Hankook Tire Worldwide Co. Ltd.	1,540	34,778
Hanmi Pharm Co. Ltd.[a]	513	60,350
Hansol Paper Co.	5,180	56,778
Hanwha Investment & Securities Co. Ltd.[a]	11,370	40,826
Hotel Shilla Co. Ltd.	2,730	177,219
Huchems Fine Chemical Corp.	3,360	78,261
Hwa Shin Co. Ltd.	3,060	38,022
Hyundai Corp.	2,240	74,504
Hyundai Greenfood Co. Ltd.	4,610	74,924
Hyundai Home Shopping Network Corp.	490	82,184
Ilyang Pharmaceutical Co. Ltd.	1,200	30,502
Infraware Inc.[a]	3,060	33,685
Interflex Co. Ltd.[a]	882	19,835
INTOPS Co. Ltd.	1,830	35,448
Jusung Engineering Co. Ltd.[a]	6,398	30,409
KEPCO Plant Service & Engineering Co. Ltd.	1,032	49,830
KIWOOM Securities Co. Ltd.	1,047	54,116
Kolao Holdings	2,380	66,567
Kolon Industries Inc.	1,044	53,566
Komipharm International Co. Ltd.[a]	3,465	23,901
Korea Petrochemical Industrial Co. Ltd.[a]	390	30,218
Korean Reinsurance Co.	5,406	58,233
KT Skylife Co. Ltd.	1,710	44,031
Kumho Tire Co. Inc.[a]	4,260	46,291
LG Fashion Corp.	1,320	42,844
LG Hausys Ltd.	826	111,221
LG International Corp.	2,012	55,609
LG Life Sciences Ltd.[a]	1,260	53,279
LIG Insurance Co. Ltd.	2,490	74,938
Lock & Lock Co. Ltd.	1,775	38,408
Lotte Chilsung Beverage Co. Ltd.	66	95,791
Lotte Food Co. Ltd.	84	55,005
Mando Corp.	952	127,737
Medipost Co. Ltd.[a]	591	40,040
Medy-Tox Inc.	392	66,303
MegaStudy Co. Ltd.	336	24,288
Meritz Finance Group Inc.	9,600	56,513
Meritz Fire & Marine Insurance Co. Ltd.	3,570	49,925
Namhae Chemical Corp.	3,750	25,158
Namyang Dairy Products Co. Ltd.	57	48,420
Nexen Tire Corp.	2,520	36,670
NongShim Co. Ltd.	246	57,647
OCI Materials Co. Ltd.	770	23,683
Paradise Co. Ltd.	3,514	90,813

73

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Partron Co. Ltd.	3,864	$58,783
Poongsan Corp.	2,380	63,194
POSCO Chemtech Co. Ltd.	504	60,577
POSCO ICT Co. Ltd.	5,874	44,403
S&T Dynamics Co. Ltd.	3,180	37,861
S.M. Entertainment Co.[a]	1,080	43,729
Samsung Fine Chemicals Co. Ltd.	1,413	62,753
Samyang Holdings Corp.	384	31,386
SeAH Besteel Corp.	1,170	29,960
Seegene Inc.[a]	630	37,801
Seoul Semiconductor Co. Ltd.	2,976	117,544
SFA Engineering Corp.	912	35,548
SK Broadband Co. Ltd.[a]	13,998	57,074
SK Chemicals Co. Ltd.	1,053	52,934
SK Securities Co. Ltd.[a]	57,260	42,365
SKC Co. Ltd.	1,961	61,055
Soulbrain Co. Ltd.	843	40,625
STX Offshore & Shipbuilding Co. Ltd.[a]	1,230	10,937
Sung Kwang Bend Co. Ltd.	2,007	52,437
Sungwoo Hitech Co. Ltd.	2,427	39,674
Suprema Inc.[a]	2,358	48,238
Taekwang Industrial Co. Ltd.	27	30,411
Taewoong Co. Ltd.[a]	1,083	28,654
Taihan Electric Wire Co. Ltd.[a]	9,521	23,571
TK Corp.[a]	1,941	41,725
TONGYANG Life Insurance Co.	2,760	29,340
TONGYANG Securities Inc.	10,440	26,142
ViroMed Co. Ltd.[a]	1,092	41,790
Wonik IPS Co. Ltd.[a]	4,977	41,150
Woongjin Thinkbig Co. Ltd.[a]	5,880	35,059
YESCO Co. Ltd.	1,030	37,568
Youngone Corp.	2,100	77,388

		5,618,956
TAIWAN — 20.29%
A.G.V. Products Corp.[a]	126,000	39,042
Ability Enterprise Co. Ltd.	54,000	35,399
ALI Corp.	39,000	39,667
Altek Corp.	51,133	31,101
Ambassador Hotel Ltd. (The)	27,000	26,777
AmTRAN Technology Co. Ltd.	78,312	50,543
Asia Optical Co. Inc.[a]	30,000	29,094
Asia Polymer Corp.	42,400	35,102
BES Engineering Corp.	140,000	43,759
Career Technology (MFG.) Co. Ltd.	21,000	19,621
Cathay Real Estate Development Co. Ltd.	84,000	55,349
Cheng Loong Corp.	132,000	64,675
China Bills Finance Corp.	153,000	61,523
China Man-Made Fibers Corp.[a]	93,000	42,110
China Steel Chemical Corp.	12,000	67,919
China Synthetic Rubber Corp.	51,000	48,770
Chipbond Technology Corp.	39,000	81,574
Chong Hong Construction Co.	12,040	39,463
Chroma ATE Inc.	27,000	54,741
Chung Hung Steel Corp.[a]	140,000	38,839
Compeq Manufacturing Co. Ltd.	114,000	66,064
Coretronic Corp.	54,000	48,719
CSBC Corp. Taiwan	69,420	43,865
Cyberlink Corp.	16,125	46,696
CyberTAN Technology Inc.	42,000	44,563
D-Link Corp.	66,000	38,694
Dynapack International Technology Corp.	9,000	22,383

Security	Shares	Value

Elan Microelectronics Corp.	36,000	$53,038
Faraday Technology Corp.	42,000	48,608
Firich Enterprises Co. Ltd.	14,000	57,478
FLEXium Interconnect Inc.	15,101	48,782
Formosan Rubber Group Inc.	84,000	82,314
G Tech Optoelectronics Corp.	12,000	14,192
Gallop No. 1 REIT	84,000	45,131
Gemtek Technology Corp.	36,000	34,426
Genesis Photonics Inc.[a]	56,715	26,734
Genius Electronic Optical Co. Ltd.	6,357	18,903
Gigabyte Technology Co. Ltd.	63,000	78,659
Gigastorage Corp.[a]	30,400	27,273
Gintech Energy Corp.[a]	56,000	59,890
Global Unichip Corp.	12,000	30,614
Gloria Material Technology Corp.	44,818	32,182
Goldsun Development & Construction Co. Ltd.	210,000	86,217
Grand Pacific Petrochemical Corp.	98,000	76,661
Great Wall Enterprise Co. Ltd.	98,253	88,313
Greatek Electronics Inc.	63,000	54,178
Green Energy Technology Inc.[a]	36,125	29,846
HannStar Display Corp.[a]	195,000	72,481
HannsTouch Solution Inc.[a]	84,000	25,631
Hey Song Corp.	22,500	27,903
Ho Tung Chemical Corp.	88,951	43,132
Holy Stone Enterprise Co. Ltd.	52,500	66,082
Huaku Development Co. Ltd.	22,080	68,492
Huang Hsiang Construction Co.	12,000	23,924
Hung Sheng Construction Ltd.	28,000	24,316
Infortrend Technology Inc.	84,000	50,808
ITEQ Corp.	51,600	54,836
Jih Sun Financial Holdings Co. Ltd.	91,761	25,984
Kenda Rubber Industrial Co. Ltd.	53,783	116,493
Kerry TJ Logistics Co. Ltd.	42,000	60,884
Kindom Construction Co.	39,000	52,582
King Yuan Electronics Co. Ltd.	112,000	71,717
King’s Town Bank	73,000	64,381
Kinpo Electronics Inc.	168,000	62,445
L&K Engineering Co. Ltd.	56,000	52,794
Lealea Enterprise Co. Ltd.	157,690	58,080
Lien Hwa Industrial Corp.	84,000	54,356
Makalot Industrial Co. Ltd.	14,000	78,529
Masterlink Securities Corp.	78,000	25,724
Medigen Biotechnology Corp.[a]	8,397	57,457
Mercuries & Associates Ltd.	29,548	22,066
Micro-Star International Co. Ltd.	93,000	66,936
Microbio Co. Ltd.[a]	35,727	38,209
MIN AIK Technology Co. Ltd.	14,000	67,176
Mitac Holdings Corp.[a]	69,000	58,405
Motech Industries Inc.[a]	28,000	53,457
Neo Solar Power Corp.[a]	83,854	108,239
Newmax Technology Co. Ltd.[a]	15,939	35,655
Pan-International Industrial Corp.	48,480	37,842
PChome Online Inc.	6,312	45,430
Phihong Technology Co. Ltd.	70,000	42,103
Pixart Imaging Inc.	21,635	34,945
President Securities Corp.	127,510	70,662
Prince Housing & Development Corp.	53,579	32,136
Radium Life Tech Co. Ltd.	70,557	66,518
Ritek Corp.[a]	308,000	50,268
Sanyang Industry Co. Ltd.	56,820	95,807
Senao International Co. Ltd.	9,000	27,735
Shihlin Electric & Engineering Corp.	56,000	71,339
Shining Building Business Co. Ltd.[a]	39,600	34,992

74

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Shinkong Synthetic Fibers Corp.	126,135	$43,687
Shinkong Textile Co. Ltd.	27,000	36,266
Silitech Technology Corp.	14,200	16,674
Sino-American Silicon Products Inc.[a]	42,000	61,594
Sinyi Realty Co.	15,508	28,297
Soft-World International Corp.	21,140	43,646
Solar Applied Materials Technology Corp.	56,799	47,598
Solartech Energy Corp.[a]	36,000	31,810
Ta Chen Stainless Pipe Co. Ltd.	138,600	63,694
Ta Chong Bank Ltd.[a]	96,808	35,002
Taichung Commercial Bank Co. Ltd.	90,395	33,141
Taiflex Scientific Co. Ltd.	21,000	43,428
Taiwan Hon Chuan Enterprise Co. Ltd.	27,000	55,653
Taiwan Life Insurance Co. Ltd.[a]	48,599	43,682
Taiwan Paiho Ltd.	56,050	78,694
Taiwan Secom Co. Ltd.	30,000	73,596
Taiwan Surface Mounting Technology Co. Ltd.	15,141	21,846
Taiwan TEA Corp.[a]	57,000	44,396
Taiwan-Sogo Shinkong Security Corp.	63,000	78,872
Ton Yi Industrial Corp.	84,000	88,275
Tong Hsing Electronic Industries Ltd.	12,000	63,864
Tong Yang Industry Co. Ltd.	47,133	74,775
Topco Technologies Corp.	28,000	67,554
Tsann Kuen Enterprise Co. Ltd.	15,000	19,869
TTY Biopharm Co. Ltd.	13,852	46,245
TXC Corp.	36,000	40,265
Union Bank of Taiwan[a]	108,383	39,370
Unity Opto Technology Co. Ltd.[a]	51,679	37,108
UPC Technology Corp.	46,661	22,389
USI Corp.	48,950	33,825
Ve Wong Corp.	70,000	59,607
Visual Photonics Epitaxy Co. Ltd.	27,900	26,869
Wafer Works Corp.[a]	84,270	42,998
Wah Lee Industrial Corp.	42,000	66,206
Waterland Financial Holdings Co. Ltd.	168,941	57,657
Weikeng Industrial Co. Ltd.	70,000	51,328
Win Semiconductors Corp.	36,000	30,290
Winbond Electronics Corp.[a]	252,000	62,246
Wintek Corp.[a]	112,000	34,553
WT Microelectronics Co. Ltd.	30,299	36,499
Yageo Corp.[a]	128,100	44,151
YFY Inc.	140,000	70,487
Yieh Phui Enterprise Co. Ltd.[a]	201,014	60,248
YungShin Global Holding Corp.	35,000	66,821
Yungtay Engineering Co. Ltd.	28,000	87,045
Zinwell Corp.	39,000	42,039

		6,762,601
THAILAND — 4.19%
Amata Corp. PCL NVDR	93,600	46,057
Bangkok Land PCL NVDR	826,000	43,988
Bumrungrad Hospital PCL NVDR	36,900	103,426
Central Plaza Hotel PCL NVDR	61,200	68,614
Delta Electronics (Thailand) PCL NVDR	64,500	94,410
Esso (Thailand) PCL NVDR	212,300	44,298
G J Steel PCL NVDR[a]	10,545,900	22,990
Hana Microelectronics PCL NVDR	97,000	66,157
Hemaraj Land and Development PCL NVDR	658,900	82,901
Jasmine International PCL NVDR	322,800	78,916
Khon Kaen Sugar Industry PCL NVDR	135,500	53,170
Kiatnakin Bank PCL NVDR	50,432	63,217
Pruksa Real Estate PCL NVDR	69,300	45,322

Security	Shares	Value

Sino-Thai Engineering & Construction PCL NVDR	86,128	$52,304
Sri Trang Agro-Industry PCL NVDR	146,500	60,680
Supalai PCL NVDR	110,300	55,305
Thai Airways International PCL NVDR	66,300	34,275
Thai Tap Water Supply PCL NVDR	247,200	78,525
Thai Union Frozen Products PCL NVDR	26,600	54,675
Thai Vegetable Oil PCL NVDR	101,200	55,785
Thaicom PCL NVDR	40,600	48,363
Thanachart Capital PCL NVDR	77,000	78,535
TISCO Financial Group PCL NVDR	50,740	62,813

		1,394,726
TURKEY — 2.31%
Asya Katilim Bankasi ASa	53,186	52,426
Bagfas Bandirma Gubre Fabrikalari AS	2,234	44,484
Bizim Toptan Satis Magazalari AS	4,242	48,433
Eczacibasi Yatirim Holding Ortakligi AS	22,468	68,110
Ihlas Holding ASa,b	106,428	37,429
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	134,316	87,821
Koza Anadolu Metal Madencilik Isletmeleri ASa	25,802	53,295
Net Holding ASb	45,555	53,704
Nortel Networks Netas Telekomunikasyon AS	7,112	25,294
Saf Gayrimenkul Yatirim Ortakligi ASa	65,922	42,449
Tat Gida Sanayi ASa	44,214	55,628
Tekfen Holding AS	16,352	38,554
Turkiye Sinai Kalkinma Bankasi AS	92,935	91,147
Yazicilar Holding AS	6,356	70,050

		768,824

TOTAL COMMON STOCKS
(Cost: $33,431,329)		32,934,958

PREFERRED STOCKS — 0.79%

BRAZIL — 0.79%
Banco ABC Brasil SA	6,272	33,601
Banco Daycoval SA	6,000	23,015
Banco Industrial e Comercial SA	6,300	20,197
Banco Panamericano SA	17,711	35,297
Companhia de Ferro Ligas da Bahia — Ferbasa	7,500	43,716
GOL Linhas Aereas Inteligentes SA	8,100	34,403
Randon SA Implementos e Participacoes	8,100	41,728
Saraiva Livreiros Editores SA	2,800	30,121

		262,078

TOTAL PREFERRED STOCKS
(Cost: $334,969)		262,078

RIGHTS — 0.01%

POLAND — 0.01%
Polimex-Mostostal SAa	65,920	790

		790

75

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

SOUTH KOREA — 0.00%
Posco ICT Co. Ltd.[a]	515	$560

		560

TOTAL RIGHTS (Cost: $0)		1,350

SHORT-TERM INVESTMENTS — 3.35%

MONEY MARKET FUNDS — 3.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	1,055,506	1,055,506
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	61,108	61,108

		1,116,614

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,116,614)		1,116,614

TOTAL INVESTMENTS IN SECURITIES — 102.98%
(Cost: $34,882,912)		34,315,000
Other Assets, Less Liabilities — (2.98)%		(991,435)

NET ASSETS — 100.00%		$33,323,565

CPO	— Certificates of Participation (Ordinary)
NVDR	— Non-Voting Depositary Receipts
SP GDR	— Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

76

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 91.62%

BRAZIL — 4.81%
Banco Bradesco SA	700	$10,296
Banco do Brasil SA	4,900	54,014
Banco Santander (Brasil) SA Units	8,400	53,642
BM&F Bovespa SA	16,800	84,891
Centrais Eletricas Brasileiras SA	700	1,776
Companhia de Saneamento Basico do Estado de Sao Paulo	2,800	29,233
Companhia de Saneamento de Minas Gerais SA	700	11,463
Companhia Siderurgica Nacional SA	4,200	21,439
CPFL Energia SA	1,400	11,665
EDP Energias do Brasil SA	2,800	14,341
Embraer SA	2,100	16,327
MRV Engenharia e Participacoes SA	2,800	11,100
Petroleo Brasileiro SA	26,600	208,856
Porto Seguro SA	700	8,859
Souza Cruz SA	700	7,050
Sul America SA Units	1,400	9,540
TIM Participacoes SA	7,000	34,621
Tractebel Energia SA	1,400	22,945
Transmissora Alianca de Energia Eletrica SA	700	6,516
Vale SA	11,200	172,182

		790,756
CHILE — 1.59%
AES Gener SA	16,828	9,478
Aguas Andinas SA Series A	23,268	15,251
Banco de Chile	162,585	23,616
Banco de Credito e Inversiones	105	5,902
Banco Santander (Chile) SA	601,895	34,082
CAP SA	504	9,563
Colbun SA	52,899	12,154
CorpBanca SA	1,289,302	16,732
E.CL SA	4,116	5,418
Empresa Nacional de Electricidad SA	28,413	41,485
Empresa Nacional de Telecomunicaciones SA	1,015	14,770
Empresas CMPC SA	6,749	17,647
Enersis SA	174,622	54,449

		260,547
CHINA — 20.08%
Agile Property Holdings Ltd.	14,000	15,566
Agricultural Bank of China Ltd. Class H	184,000	94,461
Aluminum Corp. of China Ltd. Class Ha	28,000	10,438
Anta Sports Products Ltd.	7,000	9,860
Bank of China Ltd. Class H	644,000	311,506
Bank of Communications Co. Ltd. Class H	77,000	57,507
BBMG Corp. Class H	7,000	6,203
China Agri-Industries Holdings Ltd.	15,800	8,071
China BlueChemical Ltd. Class H	14,000	9,499
China CITIC Bank Corp. Ltd. Class H	70,000	40,902
China Coal Energy Co. Class H	35,000	23,476
China Communications Construction Co. Ltd. Class H	35,000	29,480
China Communications Services Corp. Ltd. Class H	14,000	9,174
China Construction Bank Corp. Class H	623,000	504,658
China COSCO Holdings Co. Ltd. Class Ha	10,500	5,404

Security	Shares	Value

China International Marine Containers (Group) Co. Ltd. Class H	2,800	$5,945
China Merchants Bank Co. Ltd. Class H	38,500	82,039
China Minsheng Banking Corp. Ltd. Class H	28,000	33,769
China Mobile Ltd.	52,500	565,452
China National Building Material Co. Ltd. Class H	28,000	31,313
China Petroleum & Chemical Corp. Class H	216,000	185,557
China Resources Cement Holdings Ltd.	14,000	10,022
China Shenhua Energy Co. Ltd. Class H	28,000	94,987
China Telecom Corp. Ltd. Class H	126,000	68,098
Chongqing Rural Commercial Bank Co. Ltd. Class H	21,000	10,998
CITIC Pacific Ltd.[b]	14,000	20,189
COSCO Pacific Ltd.	14,000	20,948
Datang International Power Generation Co. Ltd. Class H	28,000	12,280
Evergrande Real Estate Group Ltd.[b]	28,000	11,774
Far East Horizon Ltd.	7,000	5,354
Fosun International Ltd.	17,500	16,117
Franshion Properties (China) Ltd.[b]	28,000	9,318
GCL-Poly Energy Holdings Ltd.[a],b	28,000	9,174
GOME Electrical Appliances Holdings Ltd.	56,000	9,752
Greentown China Holdings Ltd.	3,500	6,077
Guangdong Investment Ltd.	14,000	12,948
Guangzhou R&F Properties Co. Ltd. Class H	8,400	13,500
Haitong Securities Co. Ltd. Class H	8,400	14,541
Industrial and Commercial Bank of China Ltd. Class H	637,000	457,662
Jiangsu Expressway Co. Ltd. Class H	14,000	18,564
Jiangxi Copper Co. Ltd. Class H	14,000	27,160
Kingboard Chemical Holdings Co. Ltd.	4,500	12,073
New World China Land Ltd.	14,000	7,223
Nine Dragons Paper (Holdings) Ltd.	14,000	12,912
PetroChina Co. Ltd. Class H	182,000	215,273
Poly Property Group Co. Ltd.	14,000	8,198
Shanghai Electric Group Co. Ltd. Class H	28,000	10,113
Shanghai Industrial Holdings Ltd.	7,000	23,656
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	2,100	4,919
Shougang Fushan Resources Group Ltd.[b]	28,000	9,824
Shui On Land Ltd.	32,333	10,468
Sino-Ocean Land Holdings Ltd.	14,000	9,390
SOHO China Ltd.[b]	21,000	18,961
Yanzhou Coal Mining Co. Ltd. Class Hb	14,000	15,295
Yuexiu Property Co. Ltd.	56,000	14,663
Zhejiang Expressway Co. Ltd. Class H	14,000	13,038
Zijin Mining Group Co. Ltd. Class Hb	42,000	9,752
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	12,600	12,774

		3,298,275
COLOMBIA — 0.82%
Almacenes Exito SA	728	11,660
Ecopetrol SA	28,322	57,694
Grupo Argos SA	2,429	25,149
Grupo de Inversiones Suramericana SA	1,953	35,184
Interconexion Electrica SA ESP	959	4,279

		133,966
CZECH REPUBLIC — 0.27%
CEZ AS	1,267	35,218
Telefonica Czech Republic AS	588	8,681

		43,899

77

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

November 30, 2013

Security	Shares	Value

EGYPT — 0.23%
Global Telecom Holding SP GDR[a]	11,644	$38,542

		38,542

GREECE — 0.48%
Alpha Bank AEa	13,160	11,826
Folli Follie Group[a]	280	8,768
Hellenic Telecommunications Organization SAa	1,057	13,197
OPAP SA	1,918	25,566
Piraeus Bank SAa	8,750	19,300

		78,657

HUNGARY — 0.26%
MOL Hungarian Oil and Gas PLC	91	5,764
OTP Bank PLC	1,806	36,631

		42,395

INDIA — 5.93%
ACC Ltd.	336	5,896
Aditya Birla Nuvo Ltd.	364	7,273
Ambuja Cements Ltd.	5,971	17,710
Bajaj Auto Ltd.	735	23,223
Bank of Baroda	693	7,149
Bharat Heavy Electricals Ltd.	5,523	13,819
Bharat Petroleum Corp. Ltd.	1,652	8,988
Cairn India Ltd.	4,263	22,089
Coal India Ltd.	4,025	17,516
DLF Ltd.	3,899	9,490
GAIL (India) Ltd.	3,710	20,094
Hero Motocorp Ltd.	609	20,007
Hindalco Industries Ltd.	9,345	18,349
ICICI Bank Ltd.	1,827	31,244
Infosys Ltd.	3,934	211,183
Jaiprakash Associates Ltd.	7,091	6,116
Jindal Steel & Power Ltd.	2,940	12,145
JSW Steel Ltd.	714	10,495
Larsen & Toubro Ltd.	2,578	43,150
LIC Housing Finance Ltd.	2,017	6,715
Mahindra & Mahindra Ltd.	2,849	43,095
NTPC Ltd.	7,812	18,408
Oil & Natural Gas Corp. Ltd.	6,258	29,953
Oil India Ltd.	518	4,005
Piramal Enterprises Ltd.	854	7,102
Power Finance Corp. Ltd.	2,492	6,347
Power Grid Corp. of India Ltd.	10,731	16,331
Reliance Capital Ltd.	1,218	7,342
Reliance Communications Ltd.	3,591	7,962
Reliance Industries Ltd.	11,102	151,580
Reliance Infrastructure Ltd.	994	6,845
Reliance Power Ltd.[a]	3,843	4,422
Rural Electrification Corp. Ltd.	2,597	9,428
Sesa Sterlite Ltd.	10,819	31,700
Shriram Transport Finance Co. Ltd.	1,015	9,604
State Bank of India	1,218	35,463
Tata Power Co. Ltd.	9,408	11,969
Tata Steel Ltd.	2,737	17,546
Wipro Ltd.	4,830	36,389

Security	Shares	Value

Yes Bank Ltd.	875	$5,162

		973,304
INDONESIA — 2.24%
PT Adaro Energy Tbk	133,000	12,564
PT Astra Agro Lestari Tbk	3,500	6,510
PT Astra International Tbk	112,000	58,516
PT Bank Danamon Indonesia Tbk	31,500	10,006
PT Bank Mandiri (Persero) Tbk	73,500	47,003
PT Bank Negara Indonesia (Persero) Tbk	70,000	23,992
PT Bank Rakyat Indonesia (Persero) Tbk	63,000	39,235
PT Bukit Asam (Persero) Tbk	7,000	7,022
PT Gudang Garam Tbk	3,500	10,826
PT Indo Tambangraya Megah Tbk	3,500	8,397
PT Indofood Sukses Makmur Tbk	38,500	21,402
PT Perusahaan Gas Negara (Persero) Tbk	52,500	21,285
PT Telekomunikasi Indonesia (Persero) Tbk	402,500	73,182
PT United Tractors Tbk	14,000	21,358
PT XL Axiata Tbk	14,000	5,852

		367,150
MALAYSIA — 3.77%
Alliance Financial Group Bhd	9,800	15,021
AMMB Holdings Bhd	16,100	36,965
Berjaya Sports Toto Bhd	5,671	6,880
British American Tobacco (Malaysia) Bhd	700	13,661
CIMB Group Holdings Bhd	34,300	80,668
Genting Bhd	5,600	17,757
IOI Corp. Bhd	25,200	44,098
Lafarge Malaysia Bhd	4,200	12,810
Malayan Banking Bhd	37,100	112,578
Maxis Bhd	12,600	27,483
MISC Bhd[a]	10,500	17,885
Parkson Holdings Bhd	8,400	9,018
PPB Group Bhd	4,900	22,592
RHB Capital Bhd	4,900	11,570
Sime Darby Bhd	24,500	73,356
Telekom Malaysia Bhd	5,600	8,931
Tenaga Nasional Bhd	25,900	79,235
YTL Corp. Bhd	30,800	15,481
YTL Power International Bhd	21,700	13,062

		619,051
MEXICO — 5.23%
Alfa SAB de CV Series A	24,500	71,834
America Movil SAB de CV Series L	154,000	178,754
Arca Continental SAB de CV	2,100	13,164
Cemex SAB de CV CPO[a]	97,640	107,671
Coca-Cola FEMSA SAB de CV Series L	1,400	17,077
Controladora Comercial Mexicana SAB de CV BC Units	2,800	11,314
Fomento Economico Mexicano SAB de CV BD Units	10,500	100,915
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,800	14,725
Grupo Aeroportuario del Sureste SAB de CV Series B	2,100	27,879
Grupo Carso SAB de CV Series A1	2,800	14,938
Grupo Comercial Chedraui SAB de CV	4,200	13,286
Grupo Financiero Banorte SAB de CV Series O	7,700	52,662
Grupo Financiero Inbursa SAB de CV Series O	7,000	18,494
Grupo Financiero Santander Mexico SAB de CV Series B	14,700	41,911
Grupo Mexico SAB de CV Series B	31,500	93,391
Industrias CH SAB de CV Series Ba	2,100	12,231

78

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

November 30, 2013

Security	Shares	Value

Industrias Penoles SAB de CV	1,225	$31,404
Kimberly-Clark de Mexico SAB de CV Series A	8,400	24,962
OHL Mexico SAB de CVa	4,900	12,662

		859,274
PERU — 0.34%
Compania de Minas Buenaventura SAA SP ADR	1,824	21,523
Southern Copper Corp.	1,393	34,964

		56,487

PHILIPPINES — 0.89%
Aboitiz Equity Ventures Inc.	13,400	16,530
Aboitiz Power Corp.	18,200	13,824
Ayala Corp.	1,120	14,967
BDO Unibank Inc.	11,200	19,944
DMCI Holdings Inc.	7,000	8,891
Energy Development Corp.	35,000	4,134
Globe Telecom Inc.	315	11,916
JG Summit Holdings Inc.	11,500	10,469
Metro Pacific Investments Corp.	65,400	7,126
Metropolitan Bank & Trust Co.	4,170	7,483
Philippine Long Distance Telephone Co.	350	21,668
SM Investments Corp.	503	8,675

		145,627

POLAND — 1.83%
ENEA SA	492	2,560
Grupa Lotos SAa	240	3,098
Jastrzebska Spolka Weglowa SA	308	6,601
Kernel Holding SAa	308	4,236
KGHM Polska Miedz SA	1,155	44,332
Polska Grupa Energetyczna SA	6,706	40,679
Polski Koncern Naftowy Orlen SA	2,800	43,460
Powszechna Kasa Oszczednosci Bank Polski SA	3,256	43,416
Powszechny Zaklad Ubezpieczen SA	448	68,230
Synthos SA	4,627	8,096
Tauron Polska Energia SA	10,311	17,207
Telekomunikacja Polska SA	5,817	19,509

		301,424

RUSSIA — 5.51%
Federal Grid Co. of Unified Energy System OJSC[a]	2,730,000	6,582
Gazprom OAO	102,340	442,708
LUKOIL OAO	4,417	272,763
MMC Norilsk Nickel OJSC	448	67,498
Severstal OAO	1,540	14,055
Surgutneftegas OJSC	57,400	47,540
Uralkali OJSC	10,920	54,461

		905,607
SOUTH AFRICA — 7.48%
African Bank Investments Ltd.	6,545	8,021
African Rainbow Minerals Ltd.	770	14,196
Anglo American Platinum Ltd.[a]	231	9,157
AngloGold Ashanti Ltd.	959	12,783
Barclays Africa Group Ltd.	2,821	37,737
Barloworld Ltd.	1,918	17,881
Exxaro Resources Ltd.	1,015	14,008

Security	Shares	Value

Gold Fields Ltd.	6,643	$26,607
Growthpoint Properties Ltd.	16,394	38,766
Harmony Gold Mining Co. Ltd.	1,554	4,506
Impala Platinum Holdings Ltd.	3,143	36,557
Imperial Holdings Ltd.	1,267	26,314
Investec Ltd.	2,261	15,835
Kumba Iron Ore Ltd.	602	23,561
Liberty Holdings Ltd.	1,288	15,621
Mediclinic International Ltd.	1,498	10,756
MMI Holdings Ltd.	10,087	25,767
MTN Group Ltd.	14,462	282,055
Nampak Ltd.	5,306	20,485
Nedbank Group Ltd.	1,834	38,009
PPC Ltd.	3,500	10,776
Redefine Properties Ltd.	27,258	25,873
Reunert Ltd.	1,932	13,061
Sappi Ltd.[a]	5,299	16,059
Sasol Ltd.	4,683	232,203
Standard Bank Group Ltd.	11,151	132,333
Steinhoff International Holdings Ltd.	10,227	40,660
Tiger Brands Ltd.	1,309	36,604
Vodacom Group Ltd.	3,521	42,190

		1,228,381
SOUTH KOREA — 14.18%
BS Financial Group Inc.	1,220	18,790
Daelim Industrial Co. Ltd.	241	22,886
Daewoo Engineering & Construction Co. Ltd.[a]	840	6,770
Daewoo Securities Co. Ltd.	1,540	13,388
DGB Financial Group Inc.	850	13,654
Dongbu Insurance Co. Ltd.	420	21,272
Doosan Heavy Industries & Construction Co. Ltd.	496	17,880
Doosan Infracore Co. Ltd.[a]	420	5,199
GS Engineering & Construction Corp.	320	9,147
GS Holdings Corp.	490	26,206
Hana Financial Group Inc.	2,275	85,342
Hanwha Chemical Corp.	840	17,422
Hanwha Corp.	420	15,736
Hanwha Life Insurance Co. Ltd.	2,170	14,866
Hite Jinro Co. Ltd.	350	8,384
Hyosung Corp.	126	8,584
Hyundai Department Store Co. Ltd.	70	10,914
Hyundai Development Co. Engineering & Construction	560	12,091
Hyundai Engineering & Construction Co. Ltd.	644	38,276
Hyundai Heavy Industries Co. Ltd.	238	61,057
Hyundai Marine & Fire Insurance Co. Ltd.	490	14,793
Hyundai Merchant Marine Co. Ltd.[a]	373	3,965
Hyundai Mobis Co. Ltd.	595	172,602
Hyundai Motor Co.	1,330	316,697
Hyundai Securities Co. Ltd.	1,050	5,854
Hyundai Steel Co.	518	40,430
Industrial Bank of Korea	1,770	19,150
Kangwon Land Inc.	700	21,960
KB Financial Group Inc.	2,620	98,284
KCC Corp.	42	18,533
Kia Motors Corp.	1,519	86,693
Korea Gas Corp.	239	14,815
Korea Investment Holdings Co. Ltd.	350	13,444
Korea Zinc Co. Ltd.	66	17,961
KT&G Corp.	945	70,096
LG Corp.	861	50,848
LG Electronics Inc.	861	55,648

79

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

November 30, 2013

Security	Shares	Value

Lotte Confectionery Co. Ltd.	7	$11,602
Lotte Shopping Co. Ltd.	84	31,114
LS Corp.	77	5,748
Mirae Asset Securities Co. Ltd.	280	9,366
NHN Entertainment Corp.[a]	91	8,220
POSCO	567	175,463
S-Oil Corp.	357	25,570
Samsung Card Co. Ltd.	420	15,120
Samsung Engineering Co. Ltd.	252	14,978
Samsung Fire & Marine Insurance Co. Ltd.	336	82,706
Samsung Heavy Industries Co. Ltd.	1,000	37,041
Samsung Life Insurance Co. Ltd.	553	53,299
Samsung SDI Co. Ltd.	119	19,734
Samsung Securities Co. Ltd.	490	20,951
Shinhan Financial Group Co. Ltd.	3,650	153,477
Shinsegae Co. Ltd.	49	11,876
SK C&C Co. Ltd.	77	9,859
SK Holdings Co. Ltd.	238	42,054
SK Innovation Co. Ltd.	525	71,435
SK Networks Co. Ltd.	1,190	8,400
SK Telecom Co. Ltd.	91	19,433
Woori Finance Holdings Co. Ltd.	3,290	39,326
Woori Investment & Securities Co. Ltd.	1,190	11,919

		2,328,328
TAIWAN — 11.47%
Acer Inc.[a]	11,000	5,966
Advanced Semiconductor Engineering Inc.	49,000	48,679
Asia Cement Corp.	21,300	28,286
Asia Pacific Telecom Co. Ltd.	7,000	3,997
ASUSTeK Computer Inc.	7,000	61,617
AU Optronics Corp.[a]	63,000	19,649
Catcher Technology Co. Ltd.	7,000	42,576
Chang Hwa Commercial Bank Ltd.	22,050	13,523
Cheng Uei Precision Industry Co. Ltd.	7,000	13,979
Chicony Electronics Co. Ltd.	7,050	17,629
China Development Financial Holding Corp.	98,000	28,578
China Life Insurance Co. Ltd.	14,000	13,483
China Motor Co. Ltd.	7,000	6,528
China Petrochemical Development Corp.	15,050	7,120
China Steel Corp.	63,840	54,901
Chunghwa Telecom Co. Ltd.	35,000	109,752
Compal Electronics Inc.	42,000	31,719
CTBC Financial Holding Co. Ltd.	105,529	69,000
Far Eastern New Century Corp.	28,400	32,772
Far EasTone Telecommunications Co. Ltd.	14,000	29,993
Feng Hsin Iron & Steel Co. Ltd.	7,000	12,773
First Financial Holding Co. Ltd.	59,510	36,095
Formosa Chemicals & Fibre Corp.	7,720	21,756
Formosa Plastics Corp.	15,200	39,959
Formosa Taffeta Co. Ltd.	7,000	8,870
Foxconn Technology Co. Ltd.	7,000	16,605
Fubon Financial Holding Co. Ltd.	56,000	80,043
Hon Hai Precision Industry Co. Ltd.	95,800	252,497
HTC Corp.	7,000	35,717
Hua Nan Financial Holdings Co. Ltd.	51,100	29,699
Innolux Corp.[a]	57,640	21,814
Inventec Corp.	21,000	17,669
LCY Chemical Corp.	7,149	8,552
Lite-On Technology Corp.	21,089	34,241
Mega Financial Holding Co. Ltd.	77,000	64,657
Novatek Microelectronics Corp. Ltd.	7,000	28,266

Security	Shares	Value

Pegatron Corp.	14,000	$17,409
Pou Chen Corp.	21,000	27,320
Powertech Technology Inc.	7,000	10,821
Quanta Computer Inc.	21,000	46,763
Realtek Semiconductor Corp.	7,060	17,105
Ruentex Development Co. Ltd.	7,586	15,585
Shin Kong Financial Holding Co. Ltd.	57,259	19,735
Siliconware Precision Industries Co. Ltd.	28,000	33,115
SinoPac Financial Holdings Co. Ltd.	49,955	24,645
Synnex Technology International Corp.	14,000	21,028
Taishin Financial Holdings Co. Ltd.	45,207	22,303
Taiwan Cement Corp.	28,000	44,327
Taiwan Cooperative Financial Holding Co. Ltd.	49,153	27,156
Taiwan Mobile Co. Ltd.	14,000	45,840
Teco Electric and Machinery Co. Ltd.	14,000	15,375
U-Ming Marine Transport Corp.	7,000	12,347
Unimicron Technology Corp.	14,000	10,384
United Microelectronics Corp.	105,000	43,641
Walsin Lihwa Corp.[a]	35,000	10,691
Wistron Corp.	21,900	19,647
WPG Holdings Co. Ltd.	14,000	15,942
Yuanta Financial Holding Co. Ltd.	63,000	34,167

		1,884,306
THAILAND — 2.39%
Bangkok Bank PCL Foreign	7,700	45,442
Bangkok Bank PCL NVDR	4,900	28,689
Bank of Ayudhya PCL NVDR	11,900	14,268
Banpu PCL NVDR	8,700	8,331
BTS Group Holdings PCL NVDR	34,300	9,988
Charoen Pokphand Foods PCL NVDR	9,800	8,698
Glow Energy PCL NVDR	2,800	5,908
Kasikornbank PCL NVDR	5,600	29,474
Krung Thai Bank PCL NVDR	32,200	18,652
PTT Exploration & Production PCL NVDR	11,900	59,296
PTT Global Chemical PCL NVDR	14,000	33,245
PTT PCL NVDR	7,700	70,741
Siam Commercial Bank PCL NVDR	7,700	37,649
Thai Oil PCL NVDR	7,000	13,734
True Corp. PCL NVDR[a]	31,500	8,633

		392,748
TURKEY — 1.82%
Akbank TAS	6,342	23,246
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,535	4,623
Enka Insaat ve Sanayi AS	4,263	14,148
Ford Otomotiv Sanayi AS	742	9,556
Haci Omer Sabanci Holding AS	7,672	35,038
KOC Holding AS	6,041	28,546
Tofas Turk Otomobil Fabrikasi AS	462	3,032
Turk Hava Yollari AO	2,214	8,203
Turk Telekomunikasyon AS	3,934	12,783
Turkcell Iletisim Hizmetleri ASa	4,508	27,354
Turkiye Halk Bankasi AS	4,865	37,352
Turkiye Is Bankasi AS Class C	14,574	37,538
Turkiye Petrol Rafinerileri AS	1,197	27,215
Turkiye Sise ve Cam Fabrikalari AS	3,409	4,627
Turkiye Vakiflar Bankasi TAO Class D	6,664	15,118
Yapi ve Kredi Bankasi AS	5,320	11,357

		299,736

80

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

November 30, 2013

Security	Shares	Value

TOTAL COMMON STOCKS (Cost: $15,337,140)		$15,048,460

PREFERRED STOCKS — 8.06%

BRAZIL — 6.44%
AES Tiete SA	1,400	12,054
Banco Bradesco SA	11,900	158,106
Banco do Estado do Rio Grande do Sul SA Class B	1,400	8,160
Bradespar SA	2,100	22,870
Centrais Eletricas Brasileiras SA Class B	2,800	12,493
Companhia Energetica de Minas Gerais	4,585	38,574
Companhia Energetica de Sao Paulo Class B	1,400	14,095
Companhia Paranaense de Energia Class B	700	9,420
Gerdau SA	7,000	54,002
Itausa — Investimentos Itau SA	24,521	97,737
Metalurgica Gerdau SA	2,800	27,241
Oi SA	7,700	11,781
Petroleo Brasileiro SA	35,700	292,547
Telefonica Brasil SA	2,800	53,894
Usinas Siderurgicas de Minas Gerais SA Class A	3,500	18,676
Vale SA Class A	16,100	226,259

		1,057,909
COLOMBIA — 0.21%
Banco Davivienda SA	805	9,960
Grupo Argos SA	973	10,074
Grupo de Inversiones Suramericana SA	805	14,877

		34,911
RUSSIA — 0.28%
Surgutneftegas OJSC	64,400	45,911

		45,911
SOUTH KOREA — 1.13%
Hyundai Motor Co. Ltd.	231	26,848
Hyundai Motor Co. Ltd. Series 2	329	39,481
LG Chem Ltd.	42	5,655
Samsung Electronics Co. Ltd.	119	112,782

		184,766

TOTAL PREFERRED STOCKS (Cost: $1,470,009)		1,323,497

Security	Shares	Value

RIGHTS — 0.01%

SOUTH AFRICA — 0.01%
African Bank Investments Ltd.[a]	5,498	$2,433

		2,433

TOTAL RIGHTS (Cost: $6,833)		2,433

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	82,682	82,682
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	4,787	4,787

		87,469

TOTAL SHORT-TERM INVESTMENTS (Cost: $87,469)		87,469

TOTAL INVESTMENTS IN SECURITIES — 100.22% (Cost: $16,901,451)		16,461,859
Other Assets, Less Liabilities — (0.22)%		(36,575)

NET ASSETS — 100.00%		$16,425,284

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

81

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMU ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 97.89%

AUSTRIA — 0.92%
Andritz AG	134,458	$8,543,023
Erste Group Bank AG	470,603	16,601,821
IMMOEAST AG Escrow[a,b]	105,078	1
IMMOFINANZ AGa	1,773,392	8,508,917
IMMOFINANZ AG Escrow[a,b]	68,575	1
OMV AG	272,550	13,377,812
Raiffeisen International Bank Holding AG	89,033	3,286,352
Telekom Austria AG	410,642	3,498,908
Vienna Insurance Group AG	70,863	3,726,194
Voestalpine AG	207,138	10,323,663

		67,866,692
BELGIUM — 3.79%
Ageas	410,642	17,360,355
Anheuser-Busch InBev NV	1,479,038	151,335,893
Belgacom SA	281,635	8,386,274
Colruyt SA	143,543	8,110,801
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	188,968	11,036,429
Groupe Bruxelles Lambert SA	148,994	13,198,253
KBC Groep NV	419,727	24,002,132
Solvay SA	109,020	16,639,697
Telenet Group Holding NV	98,118	5,410,499
UCB SA	203,504	13,686,411
Umicore SA	210,772	9,442,966

		278,609,710
FINLAND — 2.99%
Elisa OYJ	263,465	6,643,509
Fortum OYJ	834,003	19,122,441
Kone OYJ Class B	287,086	26,443,166
Metso OYJ	232,576	9,430,250
Neste Oil OYJ[c]	236,210	4,521,861
Nokia OYJ[a]	6,886,430	55,882,268
Nokian Renkaat OYJ	207,138	10,268,667
Orion OYJ Class B	181,700	4,796,963
Pohjola Bank PLC Class A	252,563	4,779,893
Sampo OYJ Class A	766,774	35,830,122
Stora Enso OYJ Class R	1,006,618	9,963,977
UPM-Kymmene OYJ	968,461	16,126,578
Wartsila OYJ Abp	325,243	15,946,475

		219,756,170
FRANCE — 32.99%
Accor SA	294,354	12,941,113
Aeroports de Paris	54,510	6,011,666
Alcatel-Lucent[a]	4,969,495	21,076,764
ALSTOM	397,923	14,641,932
ArcelorMittal	1,835,170	31,683,210
Arkema SA	116,288	13,320,466
Atos SA	103,569	8,785,196
AXA SA	3,301,489	86,688,826
BNP Paribas SA	1,827,902	137,505,103
Bouygues SA	356,132	13,460,590

Security	Shares	Value

Bureau Veritas SA	408,825	$12,168,057
Cap Gemini SA	265,282	17,337,347
Carrefour SA	1,124,723	44,348,380
Casino Guichard-Perrachon SA	103,569	11,606,894
CGG[a]	296,171	6,141,523
Christian Dior SA	99,935	19,532,347
CNP Assurances SA	308,890	5,915,306
Compagnie de Saint-Gobain	754,055	40,184,398
Compagnie Generale des Etablissements Michelin Class B	339,779	36,986,959
Credit Agricole SAa	1,833,353	23,039,944
Danone	1,048,409	76,340,634
Dassault Systemes SA	116,288	13,374,299
Edenred SA	376,119	13,596,384
Electricite de France SA	450,616	16,810,894
Essilor International SA	377,936	39,730,629
Eurazeo	56,676	4,182,463
European Aeronautic Defence and Space Co. NV	1,084,749	77,184,890
Eutelsat Communications SA	265,282	7,823,478
Fonciere des Regions	52,693	4,491,184
GDF Suez	2,460,218	57,179,551
Gecina SA	39,974	5,261,964
Gemalto NVc	145,360	16,450,688
Groupe Eurotunnel SA Registered	1,006,618	9,911,896
Icade	65,412	6,012,556
Iliad SA	47,242	11,204,953
Imerys SA	63,595	5,151,973
JCDecaux SA	123,556	4,872,715
Kering	139,909	31,098,001
Klepierre	185,334	8,622,510
L’Air Liquide SA	575,989	80,462,806
L’Oreal SA	445,165	74,642,994
Lafarge SA	343,413	24,435,417
Lagardere SCA	207,138	7,033,797
Legrand SA	488,773	27,035,488
LVMH Moet Hennessy Louis Vuitton SA	466,969	88,217,484
Natixis	1,704,346	9,430,725
Orange	3,421,411	44,790,732
Pernod Ricard SA	392,472	44,582,513
Publicis Groupe SA	330,694	29,293,685
Remy Cointreau SA	47,242	4,036,227
Renault SA	354,315	31,497,047
Rexel SA	387,021	9,830,224
Safran SA	490,590	32,366,141
Sanofi	2,198,570	233,011,175
Schneider Electric SA	977,546	82,933,230
SCOR SE	283,452	9,939,733
SES SA Class A FDR	563,270	16,722,698
Societe BIC SA	54,510	6,695,957
Societe Generale	1,315,508	75,827,491
Sodexo	174,432	17,560,595
STMicroelectronics NVa	1,171,965	9,239,040
Suez Environnement SA	528,747	9,106,932
Technip SA	188,968	18,957,083
Thales SA	168,981	10,336,169
Total SA	3,939,256	239,185,032
Unibail-Rodamco SE	178,066	46,658,690
Valeo SA	129,007	13,746,329
Vallourec SA	198,053	11,274,446
Veolia Environnement	657,754	10,675,135
Vinci SA	872,160	56,197,942
Vivendi SA	2,209,472	56,240,296
Wendel	59,961	8,327,270
Zodiac Aerospace	63,595	10,810,484

		2,423,778,690

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

November 30, 2013

Security	Shares	Value

GERMANY — 28.52%
Adidas AG	385,204	$46,950,961
Allianz SE Registered	837,637	145,810,974
Axel Springer AG	72,680	4,378,868
BASF SE	1,687,993	180,645,361
Bayer AG Registered	1,520,829	203,341,254
Bayerische Motoren Werke AG	606,878	69,879,751
Beiersdorf AG	185,334	18,857,482
Brenntag AG	96,301	17,137,206
Celesio AGc	156,262	5,021,101
Commerzbank AGa	1,773,392	26,415,309
Continental AG	201,687	42,207,089
Daimler AG Registered	1,769,758	146,986,465
Deutsche Bank AG Registered	1,871,510	90,434,007
Deutsche Boerse AG	354,315	27,459,211
Deutsche Lufthansa AG Registered[a]	423,361	9,214,189
Deutsche Post AG Registered	1,669,823	59,180,446
Deutsche Telekom AG Registered	5,314,725	84,555,749
Deutsche Wohnen AG Bearer	550,551	11,090,373
E.ON SE	3,326,927	64,141,653
Fraport AG	69,046	5,093,439
Fresenius Medical Care AG & Co. KGaA	397,923	27,869,785
Fresenius SE & Co. KGaA	230,759	32,738,592
GEA Group AG	337,962	15,785,521
Hannover Rueck SE Registered	110,837	9,249,282
HeidelbergCement AG	258,014	20,224,283
Henkel AG & Co. KGaA	238,027	23,635,569
Hochtief AG	56,327	4,986,516
Hugo Boss AG	58,144	7,821,598
Infineon Technologies AG	1,991,432	20,254,415
K+S AG Registered[c]	316,158	8,863,273
Kabel Deutschland Holding AG	43,608	5,699,950
Lanxess AG	152,628	10,119,340
Linde AG	339,779	69,532,707
MAN SE	65,412	7,968,352
Merck KGaA	119,922	20,850,832
METRO AG	239,844	12,046,784
Muenchener Rueckversicherungs-Gesellschaft AG Registered	328,877	72,092,984
Osram Licht AGa	156,262	9,274,145
ProSiebenSat.1 Media AG Registered	332,511	14,992,167
QIAGEN NVa	441,531	10,325,036
RTL Group SAa	61,778	7,448,281
RWE AG	906,683	34,886,810
SAP AG	1,693,444	140,532,954
Siemens AG Registered	1,457,234	192,854,238
Sky Deutschland AGa	772,225	7,938,244
Suedzucker AG	152,628	3,855,927
Telefonica Deutschland Holding AGd	528,747	4,319,493
ThyssenKrupp AGa	712,264	18,682,872
United Internet AG Registered	198,053	7,972,471
Volkswagen AG	54,510	14,223,898

		2,095,847,207
IRELAND — 1.17%
Bank of Ireland[a]	38,987,369	15,181,811
CRH PLC	1,344,580	34,161,105
Elan Corp. PLC[a]	897,598	16,272,590
Irish Bank Resolution Corp. Ltd.[a,b]	446,666	6

Security	Shares	Value

Kerry Group PLC Class A	276,184	$17,749,010
Ryanair Holdings PLC[a]	43,520	363,824
Ryanair Holdings PLC SP ADR[a]	42,312	2,032,034

		85,760,380
ITALY — 7.39%
Assicurazioni Generali SpA	2,144,060	49,276,857
Atlantia SpA	683,192	15,283,188
Banca Monte dei Paschi di Siena SpA[a,c]	11,741,454	2,986,293
CNH Industrial NVa	1,737,052	19,902,176
Enel Green Power SpA	3,334,195	8,216,809
Enel SpA	12,186,619	55,552,334
Eni SpA	4,676,958	112,775,732
Exor SpA	181,700	7,132,359
Fiat SpA[a]	1,609,862	12,800,741
Finmeccanica SpA[a]	743,153	5,423,463
Intesa Sanpaolo SpA	21,318,861	51,667,521
Luxottica Group SpA	307,073	16,297,354
Mediobanca SpA[a]	948,474	8,129,331
Pirelli & C. SpA	439,714	6,789,174
Prysmian SpA	377,936	9,890,204
Saipem SpA	486,956	10,953,008
Snam SpA	3,861,125	20,818,176
Telecom Italia SpA	18,504,328	18,089,701
Telecom Italia SpA RNC	11,098,236	8,545,160
Tenaris SA	868,526	19,582,890
Terna SpA	2,938,089	14,217,263
UniCredit SpA	7,974,813	57,982,294
Unione di Banche Italiane SpA	1,573,522	10,677,866

		542,989,894
NETHERLANDS — 8.62%
AEGON NV	3,290,587	29,296,676
Akzo Nobel NV	439,714	33,185,533
ASML Holding NV	657,754	61,695,474
Corio NV	127,190	5,527,764
Delta Lloyd NV	347,047	8,453,416
Fugro NV CVA	129,007	7,862,950
Heineken Holding NV	187,151	11,808,149
Heineken NV	423,361	28,838,653
ING Groep NV CVA[a]	7,046,326	91,698,743
Koninklijke Ahold NV	1,856,974	33,880,066
Koninklijke DSM NV	283,452	22,295,413
Koninklijke KPN NVa	5,896,165	19,218,850
Koninklijke Philips NV	1,786,111	64,067,868
Koninklijke Vopak NV	130,824	7,847,228
OCI NVa	167,164	6,759,784
Randstad Holding NV	228,942	14,295,296
Reed Elsevier NV	1,280,985	27,417,649
Royal Boskalis Westminster NV CVA	143,543	7,173,661
TNT Express NV	654,120	6,010,775
Unilever NV CVA	2,994,416	118,234,375
Wolters Kluwer NV	559,636	15,810,928
Ziggo NV	279,818	12,016,306

		633,395,557
PORTUGAL — 0.61%
Banco Espirito Santo SA Registered[a,c]	3,306,940	4,637,641
Energias de Portugal SA	3,804,798	14,427,478
Galp Energia SGPS SA Class B	641,401	10,649,889

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

November 30, 2013

Security	Shares	Value

Jeronimo Martins SGPS SA	465,152	$9,626,582
Portugal Telecom SGPS SA Registered	1,161,063	5,227,856

		44,569,446
SPAIN — 10.89%
Abertis Infraestructuras SA	750,555	15,993,020
Actividades de Construcciones y Servicios SA	281,635	9,118,683
Amadeus IT Holding SA Class A	715,898	26,868,460
Banco Bilbao Vizcaya Argentaria SA	10,676,692	127,837,068
Banco de Sabadell SA	6,279,552	16,219,207
Banco Popular Espanol SAa	2,387,538	13,903,469
Banco Santander SA	21,196,886	188,835,051
Bankia SAa	7,427,896	9,820,162
CaixaBank SA	3,156,129	16,002,876
Distribuidora Internacional de Alimentacion SA	1,182,867	10,869,485
Enagas SA	112,520	2,966,749
Ferrovial SA	794,029	15,059,866
Gas Natural SDG SA	686,826	17,131,911
Grifols SA	283,452	12,988,612
Iberdrola SA	8,830,620	56,365,378
Industria de Diseno Textil SA	405,191	64,740,569
International Consolidated Airlines Group SAa	1,798,830	10,815,655
Mapfre SA	1,991,432	7,925,523
Red Electrica Corporacion SA	63,800	4,098,380
Repsol SA	1,586,241	41,747,902
Telefonica SA	7,580,524	124,990,497
Zardoya Otis SA	330,694	5,686,739

		799,985,262

TOTAL COMMON STOCKS
(Cost: $6,669,550,282)		7,192,559,008

PREFERRED STOCKS — 2.06%

GERMANY — 2.06%
Bayerische Motoren Werke AG	99,935	8,682,404
Fuchs Petrolub SE	65,412	6,196,914
Henkel AG & Co. KGaA	327,060	37,161,001
Porsche Automobil Holding SE	281,635	28,721,166
Volkswagen AG	265,282	70,541,331

		151,302,816

TOTAL PREFERRED STOCKS
(Cost: $129,813,291)		151,302,816

RIGHTS — 0.00%

SPAIN — 0.00%
CaixaBank SAa	2,241,672	164,816

		164,816

TOTAL RIGHTS
(Cost: $151,991)		164,816

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	32,246,713	$32,246,713
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	1,866,924	1,866,924
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	3,017,694	3,017,694

		37,131,331

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,131,331)		37,131,331

TOTAL INVESTMENTS IN SECURITIES – 100.46%
(Cost: $6,836,646,895)		7,381,157,971
Other Assets, Less Liabilities — (0.46)%		(33,526,375)

NET ASSETS — 100.00%		$7,347,631,596

FDR — Fiduciary Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

84

Schedule of Investments  (Unaudited)

iSHARES® MSCI FRANCE ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.97%

AEROSPACE & DEFENSE — 5.44%
European Aeronautic Defence and Space Co. NV	255,126	$18,153,391
Safran SA	117,160	7,729,503
Thales SA	39,390	2,409,393
Zodiac Aerospace	14,746	2,506,666

		30,798,953
AUTO COMPONENTS — 2.17%
Compagnie Generale des Etablissements Michelin Class B	80,901	8,806,554
Valeo SA	32,623	3,476,141

		12,282,695
AUTOMOBILES — 1.30%
Renault SA	83,022	7,380,291

		7,380,291
BEVERAGES — 2.01%
Pernod Ricard SA	91,708	10,417,490
Remy Cointreau SA	11,009	940,579

		11,358,069
BUILDING PRODUCTS — 1.68%
Compagnie de Saint-Gobain	179,073	9,542,992

		9,542,992
CHEMICALS — 3.87%
Arkema SA	27,169	3,112,133
L’Air Liquide SA	134,633	18,807,563

		21,919,696
COMMERCIAL BANKS — 10.22%
BNP Paribas SA	430,058	32,351,390
Credit Agricole SAa	431,876	5,427,432
Natixis	400,162	2,214,232
Societe Generale	310,474	17,896,101

		57,889,155
COMMERCIAL SERVICES & SUPPLIES — 0.83%
Edenred SA	87,769	3,172,775
Societe BIC SA	12,524	1,538,436

		4,711,211
COMMUNICATIONS EQUIPMENT — 0.90%
Alcatel-Lucent[a]	1,202,001	5,097,961

		5,097,961

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 2.91%
Bouygues SA	82,719	$3,126,499
Vinci SA	207,050	13,341,341

		16,467,840
CONSTRUCTION MATERIALS — 1.22%
Imerys SA	14,645	1,186,424
Lafarge SA	80,699	5,742,106

		6,928,530
DIVERSIFIED FINANCIAL SERVICES — 0.52%
Eurazeo	13,332	983,849
Wendel	13,938	1,935,683

		2,919,532
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.66%
Iliad SA	11,211	2,659,048
Orange	801,031	10,486,540
Vivendi SA	520,554	13,250,275

		26,395,863
ELECTRIC UTILITIES — 0.69%
Electricite de France SA	104,434	3,896,064

		3,896,064
ELECTRICAL EQUIPMENT — 5.17%
ALSTOM	93,223	3,430,223
Legrand SA	114,433	6,329,629
Schneider Electric SA	229,977	19,510,832

		29,270,684
ENERGY EQUIPMENT & SERVICES — 1.03%
CGG[a,b]	68,680	1,424,176
Technip SA	43,935	4,407,516

		5,831,692
FOOD & STAPLES RETAILING — 2.33%
Carrefour SA	265,933	10,485,869
Casino Guichard-Perrachon SA	24,341	2,727,876

		13,213,745
FOOD PRODUCTS — 3.15%
Danone	245,329	17,863,803

		17,863,803
HEALTH CARE EQUIPMENT & SUPPLIES — 1.64%
Essilor International SA	88,476	9,301,065

		9,301,065
HOTELS, RESTAURANTS & LEISURE — 1.26%
Accor SA	68,781	3,023,919
Sodexo	40,703	4,097,694

		7,121,613

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

November 30, 2013

Security	Shares	Value

INSURANCE — 4.26%
AXA SA	775,074	$20,351,501
CNP Assurances SA	74,235	1,421,615
SCOR SE	66,357	2,326,922

		24,100,038
IT SERVICES — 1.17%
Atos SA	30,199	2,561,617
Cap Gemini SA	61,913	4,046,288

		6,607,905
MACHINERY — 0.47%
Vallourec SA	46,359	2,639,051

		2,639,051
MEDIA — 2.72%
Eutelsat Communications SA	61,812	1,822,908
JCDecaux SA	28,785	1,135,203
Lagardere SCA	48,278	1,639,379
Publicis Groupe SA	78,174	6,924,844
SES SA Class A FDR	131,199	3,895,115

		15,417,449
METALS & MINING — 1.32%
ArcelorMittal	431,674	7,452,616

		7,452,616
MULTI-UTILITIES — 3.16%
GDF Suez	573,276	13,323,886
Suez Environnement SA	121,200	2,087,501
Veolia Environnement	154,025	2,499,776

		17,911,163
OIL, GAS & CONSUMABLE FUELS — 9.91%
Total SA	924,049	56,106,709

		56,106,709
PERSONAL PRODUCTS — 3.09%
L’Oreal SA	104,434	17,510,960

		17,510,960
PHARMACEUTICALS — 9.65%
Sanofi	515,807	54,666,804

		54,666,804
PROFESSIONAL SERVICES — 0.50%
Bureau Veritas SA	95,546	2,843,782

		2,843,782

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.96%
Fonciere des Regions	12,221	$1,041,633
Gecina SA	9,494	1,249,739
Icade	15,655	1,438,980
Klepierre	43,228	2,011,147
Unibail-Rodamco SE	42,016	11,009,466

		16,750,965
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.38%
STMicroelectronics NVa	275,225	2,169,702

		2,169,702
SOFTWARE — 0.55%
Dassault Systemes SA	27,270	3,136,326

		3,136,326
TEXTILES, APPAREL & LUXURY GOODS — 5.76%
Christian Dior SA	23,533	4,599,537
Kering	32,724	7,273,663
LVMH Moet Hennessy Louis Vuitton SA	109,686	20,721,339

		32,594,539
TRADING COMPANIES & DISTRIBUTORS — 0.41%
Rexel SA	91,607	2,326,792

		2,326,792
TRANSPORTATION INFRASTRUCTURE — 0.66%
Aeroports de Paris	12,827	1,414,633
Groupe Eurotunnel SA Registered	237,451	2,338,116

		3,752,749

TOTAL COMMON STOCKS (Cost: $558,928,832)		566,179,004

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	200,313	200,313
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	11,597	11,597

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

November 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	117,193	$117,193

		329,103

TOTAL SHORT-TERM INVESTMENTS (Cost: $329,103)		329,103

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $559,257,935)		566,508,107
Other Assets, Less Liabilities — (0.03)%		(173,732)

NET ASSETS — 100.00%		$566,334,375

FDR	— Fiduciary Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

87

Schedule of Investments  (Unaudited)

iSHARES® MSCI FRONTIER 100 ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.41%

ARGENTINA — 6.01%
Banco Macro SA SP ADR[a]	114,016	$3,581,243
BBVA Banco Frances SA SP ADR[a]	136,640	1,250,256
Groupo Financiero Galicia SP ADR	258,496	3,257,050
IRSA Inversiones y Representaciones SA SP ADR	4,409	53,657
Petrobras Argentina SA Class B SP ADR	215,936	1,546,102
Telecom Argentina SA SP ADR[a]	260,064	5,201,280
YPF SA SP ADR	236,768	7,036,745

		21,926,333
BANGLADESH — 1.41%
GrameenPhone Ltd.	403,200	1,054,783
Islami Bank Bangladesh Ltd.	2,508,892	1,146,645
Prime Bank Ltd.	1,351,825	402,023
Square Pharmaceuticals Ltd.	761,605	1,895,311
Titas Gas Transmission & Distribution Co. Ltd.	672,400	645,781

		5,144,543
ESTONIA — 0.33%
Tallink Group AS	920,416	1,196,799

		1,196,799
JORDAN — 0.67%
Arab Bank PLC	168,000	1,885,908
Jordan Phosphate Mines Co.	30,016	320,419
Jordan Telecommunications Co. PSC	51,296	241,197

		2,447,524
KAZAKHSTAN — 3.49%
Halyk Savings Bank of Kazakhstan JSC SP GDR[b]	215,198	2,151,980
KazMunaiGaz Exploration Production JSC SP GDR[b]	513,488	7,984,739
KCell JSC SP GDR[b]	150,752	2,600,472

		12,737,191
KENYA — 4.23%
Co-operative Bank of Kenya Ltd. (The)	4,283,104	909,826
East African Breweries Ltd.	1,187,242	4,454,556
Equity Bank Ltd.	6,227,200	2,552,131
Kenya Commercial Bank Ltd.	6,787,260	3,761,123
Safaricom Ltd.	30,128,000	3,756,435

		15,434,071
KUWAIT — 21.36%
Agility Public Warehousing Co. KSC	2,241,000	5,709,554
Burgan Bank SAK	1,122,500	2,303,786
Gulf Bank KSC[a]	4,481,500	6,184,660
Kuwait Finance House	5,602,000	16,056,688
Kuwait Projects Co. Holding KSC	2,242,500	5,078,556
Mabanee Co. SAKC	560,500	2,261,041
Mobile Telecommunications Co. KSC	7,840,000	18,864,827

Security	Shares	Value

National Bank of Kuwait SAK	6,720,500	$21,402,866

		77,861,978
MAURITIUS — 0.93%
Mauritius Commercial Bank	322,112	2,169,597
State Bank of Mauritius Ltd.	35,776,608	1,230,006

		3,399,603
MOROCCO — 3.69%
Attijariwafa Bank	91,392	3,446,204
Banque Centrale Populaire	46,592	1,106,670
Douja Promotion Groupe Addoha SA	424,032	2,781,945
Maroc Telecom SA	526,176	6,105,418

		13,440,237
NIGERIA — 13.57%
Access Bank PLC	34,870,976	2,202,841
Afriland Properties PLC[a]	7,291	101
Dangote Cement PLC	759,520	935,606
FBN Holdings PLC	49,909,216	5,079,201
Guaranty Trust Bank PLC	44,559,872	7,684,678
Guinness Nigeria PLC	2,003,232	3,290,210
Lafarge Cement WAPCO Nigeria PLC	3,193,568	2,017,415
Nestle Nigeria PLC	873,640	6,895,851
Nigerian Breweries PLC	11,383,680	12,110,711
Union Bank of Nigeria PLC[a]	6,898,752	440,160
United Bank for Africa PLC	49,893,536	2,367,028
Zenith Bank PLC	47,811,456	6,433,253

		49,457,055
OMAN — 3.44%
Ahli Bank SAOG	1,223,712	613,445
BankMuscat SAOG	2,623,264	4,088,204
HSBC Bank Oman SAOG	3,125,696	1,388,296
National Bank of Oman SAOG	703,360	555,380
Oman Cement Co. SAOG	478,912	985,190
Oman Telecommunications Co. SAOG	667,072	2,650,961
Omani Qatari Telecommunications Co. SAOG	784,448	1,157,316
Raysut Cement Co.	213,306	1,088,692

		12,527,484
PAKISTAN — 4.21%
Engro Corp. Ltd.[a]	448,000	614,583
Fauji Fertilizer Co. Ltd.	1,792,050	1,786,020
Hub Power Co. Ltd. (The)	1,344,030	760,017
MCB Bank Ltd.	1,366,479	3,656,583
National Bank of Pakistan	1,568,126	802,169
Oil & Gas Development Co. Ltd.	1,948,800	4,807,010
Pakistan Oilfields Ltd.	224,000	987,066
Pakistan Petroleum Ltd.	448,150	869,529
United Bank Ltd.	896,067	1,082,467

		15,365,444
QATAR — 17.70%
Al Khalij Commercial Bank	265,440	1,458,121
Barwa Real Estate Co.	293,664	2,431,841
Commercial Bank of Qatar QSC (The)	151,648	2,865,645

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

November 30, 2013

Security	Shares	Value

Doha Bank QSC	193,312	$2,962,717
Industries Qatar QSC	219,296	10,131,037
Masraf Al Rayan QSC	1,099,168	9,962,658
Ooredoo QSC	239,232	8,962,535
Qatar Electricity & Water Co. QSC	75,488	3,499,835
Qatar Gas Transport Co. Ltd.	415,520	2,379,552
Qatar Islamic Bank SAQ	150,080	2,877,236
Qatar National Bank SAQ	251,104	11,862,584
Qatar Navigation QSC	84,672	2,081,422
Vodafone Qatar QSC[a]	1,006,432	3,068,348

		64,543,531
ROMANIA — 1.61%
Banca Transilvania[a]	4,329,248	2,001,296
BRD-Groupe Societe Generale SAa	280,448	775,277
OMV Petrom SA	10,304,000	1,455,881
Societatea Nationala de Gaze Naturale ROMGAZ SAa	149,856	1,634,048

		5,866,502
SLOVENIA — 0.11%
Telekom Slovenije DD	2,464	394,699

		394,699
SRI LANKA — 1.33%
Commercial Bank of Ceylon PLC	1,495,200	1,321,472
John Keells Holdings PLC	2,202,368	3,538,891

		4,860,363
UNITED ARAB EMIRATES — 13.40%
Abu Dhabi Commercial Bank PJSC	3,340,736	4,856,937
Arabtec Holding Co.[a]	4,633,440	3,279,865
Dana Gas PJSC[a]	9,919,168	1,647,344
DP World Ltd.	497,056	7,997,631
Dubai Financial Market PJSC[a]	5,974,528	3,659,866
Dubai Islamic Bank PJSC	1,759,744	2,132,007
Emaar Properties PJSC	8,938,048	15,330,711
First Gulf Bank PJSC	979,776	4,534,765
National Bank of Abu Dhabi PJSC	1,653,120	5,400,882

		48,840,008
VIETNAM — 1.92%
Bank for Foreign Trade of Vietnam JSC	564,480	761,727
Bao Viet Holdings	134,400	262,818
Masan Group Corp.[a]	669,200	2,614,063
Petrovietnam Fertilizer & Chemicals JSC	474,880	933,121
Saigon Thuong Tin Commercial JSB	584,646	478,900
Vingroup JSC[a]	598,088	1,953,981

		7,004,610

TOTAL COMMON STOCKS (Cost: $338,685,525)		362,447,975

Security	Shares or Principal	Value

RIGHTS — 0.00%

VIETNAM — 0.00%
Hoang Anh Gai Lai JSC[a]	904,470	$—

		—

TOTAL RIGHTS (Cost: $0)		—

WARRANTS — 0.02%

SRI LANKA — 0.02%
John Keells Holdings PLC (Expires 11/11/16)[a]	89,599	43,076
John Keells Holdings PLC (Expires 12/31/15)[a]	89,599	38,911

		81,987

TOTAL WARRANTS (Cost: $0)		81,987

CONVERTIBLE BONDS — 0.01%

OMAN — 0.01%
BankMuscat SAOG
4.50%, 03/20/16	78,360	21,371

		21,371

TOTAL CONVERTIBLE BONDS (Cost: $20,557)		21,371

TOTAL INVESTMENTS IN SECURITIES — 99.44%
(Cost: $338,706,082)		362,551,333
Other Assets, Less Liabilities — 0.56%		2,041,318

NET ASSETS — 100.00%		$364,592,651

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

See accompanying notes to schedules of investments.

89

Schedule of Investments  (Unaudited)

iSHARES® MSCI GERMANY ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 92.92%

AIR FREIGHT & LOGISTICS — 2.62%
Deutsche Post AG Registered	4,339,449	$153,795,059

		153,795,059
AIRLINES — 0.41%
Deutsche Lufthansa AG Registered[a]	1,100,358	23,948,608

		23,948,608
AUTO COMPONENTS — 1.88%
Continental AG	526,536	110,188,320

		110,188,320
AUTOMOBILES — 10.25%
Bayerische Motoren Werke AG	1,584,081	182,401,053
Daimler AG Registered	4,605,912	382,541,976
Volkswagen AG	141,219	36,849,838

		601,792,867
CAPITAL MARKETS — 4.01%
Deutsche Bank AG Registered	4,878,765	235,748,818

		235,748,818
CHEMICALS — 11.95%
BASF SE	4,395,042	470,347,891
K+S AG Registered[b]	824,310	23,108,967
Lanxess AG	398,097	26,394,103
Linde AG	888,210	181,764,165

		701,615,126
COMMERCIAL BANKS — 1.17%
Commerzbank AGa	4,630,833	68,977,916

		68,977,916
CONSTRUCTION & ENGINEERING — 0.22%
Hochtief AG	147,609	13,067,528

		13,067,528
CONSTRUCTION MATERIALS — 0.90%
HeidelbergCement AG	672,867	52,742,302

		52,742,302
DIVERSIFIED FINANCIAL SERVICES — 1.22%
Deutsche Boerse AG	923,355	71,559,488

		71,559,488

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.94%
Deutsche Telekom AG Registered	13,838,184	$220,161,534
Telefonica Deutschland Holding AGc	1,336,788	10,920,623

		231,082,157
ELECTRICAL EQUIPMENT — 0.40%
Osram Licht AGa	400,653	23,778,743

		23,778,743
FOOD & STAPLES RETAILING — 0.53%
METRO AG	620,469	31,164,658

		31,164,658
FOOD PRODUCTS — 0.17%
Suedzucker AG	391,068	9,879,771

		9,879,771
HEALTH CARE PROVIDERS & SERVICES — 2.90%
Celesio AGb	407,043	13,079,343
Fresenius Medical Care AG & Co. KGaA	1,031,985	72,278,307
Fresenius SE & Co. KGaA	598,743	84,945,777

		170,303,427
HOUSEHOLD PRODUCTS — 1.05%
Henkel AG & Co. KGaA	621,747	61,738,140

		61,738,140
INDUSTRIAL CONGLOMERATES — 8.55%
Siemens AG Registered	3,793,743	502,074,076

		502,074,076
INSURANCE — 10.08%
Allianz SE Registered	2,181,546	379,750,831
Hannover Rueck SE Registered	288,828	24,102,525
Muenchener Rueckversicherungs-Gesellschaft AG Registered	858,177	188,120,607

		591,973,963
INTERNET SOFTWARE & SERVICES — 0.35%
United Internet AG Registered	510,561	20,552,239

		20,552,239
LIFE SCIENCES TOOLS & SERVICES — 0.45%
QIAGEN NVa	1,132,308	26,478,596

		26,478,596
MACHINERY — 1.05%
GEA Group AG	874,791	40,859,717
MAN SE	168,696	20,550,190

		61,409,907

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

November 30, 2013

Security	Shares	Value

MEDIA — 1.85%
Axel Springer AG	189,144	$11,395,660
Kabel Deutschland Holding AG	106,074	13,864,806
ProSiebenSat.1 Media AG Registered	886,932	39,989,752
RTL Group SAa	183,393	22,110,825
Sky Deutschland AGa	2,080,584	21,387,786

		108,748,829
METALS & MINING — 0.82%
ThyssenKrupp AGa	1,846,071	48,422,927

		48,422,927
MULTI-UTILITIES — 4.36%
E.ON SE	8,617,554	166,142,558
RWE AG	2,340,657	90,062,409

		256,204,967
PERSONAL PRODUCTS — 0.84%
Beiersdorf AG	482,445	49,088,122

		49,088,122
PHARMACEUTICALS — 9.93%
Bayer AG Registered	3,957,327	529,111,318
Merck KGaA	308,637	53,662,699

		582,774,017
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.49%
Deutsche Wohnen AG Bearer	1,424,331	28,691,914

		28,691,914
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.90%
Infineon Technologies AG	5,173,344	52,616,940

		52,616,940
SOFTWARE — 6.23%
SAP AG	4,409,100	365,895,682

		365,895,682
TEXTILES, APPAREL & LUXURY GOODS — 2.43%
Adidas AG	1,001,313	122,046,001
Hugo Boss AG	151,443	20,372,286

		142,418,287
TRADING COMPANIES & DISTRIBUTORS — 0.75%
Brenntag AG	246,654	43,893,213

		43,893,213

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.22%
Fraport AG	176,364	$13,010,158

		13,010,158

TOTAL COMMON STOCKS
(Cost: $4,771,439,091)		5,455,636,765

PREFERRED STOCKS — 6.71%

AUTOMOBILES — 4.79%
Bayerische Motoren Werke AG	258,156	22,428,725
Porsche Automobil Holding SE	732,933	74,744,582
Volkswagen AG	692,037	184,020,067

		281,193,374
CHEMICALS — 0.27%
Fuchs Petrolub SE	169,974	16,102,768

		16,102,768
HOUSEHOLD PRODUCTS — 1.65%
Henkel AG & Co. KGaA	852,426	96,853,798

		96,853,798

TOTAL PREFERRED STOCKS
(Cost: $296,369,741)		394,149,940

SHORT-TERM INVESTMENTS — 0.56%

MONEY MARKET FUNDS — 0.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	28,632,698	28,632,698
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	1,657,690	1,657,690
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,705,154	2,705,154

		32,995,542

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,995,542)		32,995,542

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $5,100,804,374)		5,882,782,247
Other Assets, Less Liabilities — (0.19)%		(11,166,908)

NET ASSETS — 100.00%		$5,871,615,339

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

November 30, 2013

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
63	DAX Index (Dec. 2013)	Eurex	$20,181,338	$1,688,748

See accompanying notes to schedules of investments.

92

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.34%

AUSTRALIA — 0.80%
Australian Agricultural Co. Ltd.[a]	53,835	$59,037
GrainCorp Ltd. Class A	20,128	160,395
Nufarm Ltd.	19,616	87,659
Tassal Group Ltd.	13,376	37,160

		344,251
BRAZIL — 0.40%
BrasilAgro — Companhia Brasileira Propriedades Agricolas[a]	3,200	13,646
Fertilizantes Heringer SAa	3,200	11,383
Sao Martinho SA	4,300	56,191
SLC Agricola SA	6,400	54,558
Tereos Internacional SA	28,800	34,191

		169,969
CANADA — 10.63%
Ag Growth International Inc.	942	36,125
Agrium Inc.	16,512	1,491,180
Potash Corp. of Saskatchewan Inc.	96,448	3,031,821

		4,559,126
CHILE — 0.08%
Empresas Aquachile SAa	2,724	1,287
Empresas Iansa SA	409,664	15,192
Multiexport Foods SAa	97,696	17,291

		33,770
CHINA — 1.21%
Asian Citrus Holdings Ltd.	96,000	30,586
Century Sunshine Group Holdings Ltd.	160,000	16,510
China Agri-Industries Holdings Ltd.[b]	257,200	131,376
China BlueChemical Ltd. Class H	192,000	130,268
China Modern Dairy Holdings Ltd.[a,b]	203,000	110,237
First Tractor Co. Ltd. Class H	64,000	54,402
Sinofert Holdings Ltd.[b]	256,000	43,918

		517,297
DENMARK — 0.26%
Auriga Industries A/S Class Ba	1,920	65,537
United International Enterprises Ltd.	224	44,977

		110,514
FINLAND — 0.04%
HKScan OYJ Class A	3,296	15,662

		15,662
FRANCE — 0.23%
Naturex	480	39,115

Security	Shares	Value

Vilmorin & Cie SA	480	$61,165

		100,280
GERMANY — 1.99%
K+S AG Registered[b]	19,232	539,156
KWS Saat AG	256	87,122
Suedzucker AG	8,928	225,553

		851,831
INDONESIA — 1.22%
PT Astra Agro Lestari Tbk	48,000	89,279
PT BW Plantation Tbk	181,500	19,421
PT Charoen Pokphand Indonesia Tbk	816,000	231,925
PT Japfa Comfeed Indonesia Tbk	528,000	54,731
PT Malindo Feedmill Tbk	85,500	24,122
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	336,000	51,681
PT Salim Ivomas Pratama Tbk	448,000	31,833
PT Sampoerna Agro Tbk	69,500	10,748
PT Tunas Baru Lampung Tbk	245,500	10,056

		523,796
ISRAEL — 1.34%
Israel Chemicals Ltd.	49,568	422,400
Israel Corp. Ltd. (The)[a]	299	153,710

		576,110
ITALY — 2.83%
CNH Industrial NVa	104,864	1,201,473
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	224	10,864

		1,212,337
JAPAN — 6.23%
Hokuto Corp.	4,300	82,081
Iseki & Co. Ltd.	32,000	99,722
Kubota Corp.	117,000	2,001,338
Maruha Nichiro Holdings Inc.	64,000	116,915
Mitsui Sugar Co. Ltd.	11,000	39,760
Nippon Beet Sugar Manufacturing Co. Ltd.	11,000	19,987
Nippon Meat Packers Inc.	14,000	226,210
Sakata Seed Corp.	6,400	83,528

		2,669,541
MALAYSIA — 3.33%
Felda Global Ventures Holdings Bhd	140,800	194,840
Genting Plantations Bhd	25,400	86,690
Hap Seng Plantations Holdings Bhd	20,300	16,439
IOI Corp. Bhd	320,000	559,975
Kim Loong Resources Bhd	12,800	10,286
Kuala Lumpur Kepong Bhd	51,200	390,791
QL Resources Bhd	41,600	53,694
Rimbunan Sawit Bhd	71,500	18,080
Sarawak Oil Palms Bhd	16,000	30,282
TDM Bhd	66,200	20,026
TH Plantations Bhd	35,200	19,659
TSH Resources Bhd	32,000	27,900

		1,428,662

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

November 30, 2013

Security	Shares	Value

NETHERLANDS — 0.87%
Nutreco NV	7,744	$372,514

		372,514
NORWAY — 3.50%
Austevoll Seafood ASA	10,304	59,810
Bakkafrost P/F	3,360	49,719
Cermaq ASA	4,672	77,154
Leroey Seafood Group ASA	2,208	65,706
Marine Harvest ASA	314,240	363,003
Yara International ASA	20,256	885,296

		1,500,688
POLAND — 0.43%
Grupa Azoty SA	4,448	105,937
Kernel Holding SAa	5,728	78,773

		184,710
RUSSIA — 1.78%
Acron JSC	930	27,540
Uralkali OJSC	147,200	734,128

		761,668
SINGAPORE — 2.66%
Bumitama Agri Ltd.	43,000	34,816
First Resources Ltd.[b]	64,000	114,359
GMG Global Ltd.	416,000	33,516
Golden Agri-Resources Ltd.	800,000	366,943
Indofood Agri Resources Ltd.	31,000	22,627
Wilmar International Ltd.	203,000	570,006

		1,142,267
SOUTH AFRICA — 0.58%
Astral Foods Ltd.	4,096	44,298
Illovo Sugar Ltd.	24,704	67,430
Tongaat Hulett Ltd.	11,872	137,141

		248,869
SOUTH KOREA — 0.31%
Dongwon Industries Co. Ltd.	160	47,926
Harim Co. Ltd.[a,b]	3,563	18,416
Namhae Chemical Corp.	3,200	21,468
Nong Woo Bio Co. Ltd.	736	16,309
Silla Co. Ltd.	750	19,205
TS Corp.	430	11,356

		134,680
SPAIN — 0.00%
Pescanova SAa,c	414	—

		—

Security	Shares	Value

SWITZERLAND — 9.53%
Syngenta AG Registered	10,368	$4,084,555

		4,084,555
TAIWAN — 0.59%
Sesoda Corp.	11,550	12,216
Sinon Corp.	64,000	38,602
Taiwan Fertilizer Co. Ltd.	75,000	174,867
Taiyen Biotech Co. Ltd.	32,000	26,167

		251,852
THAILAND — 0.73%
Charoen Pokphand Foods PCL NVDR	301,900	267,959
GFPT PCL NVDR[a]	61,900	19,470
Khon Kaen Sugar Industry PCL NVDR	68,300	26,801

		314,230
TURKEY — 0.08%
Bagfas Bandirma Gubre Fabrikalari AS	640	12,744
Gubre Fabrikalari TAS[a]	2,560	20,416

		33,160
UNITED STATES — 46.69%
AGCO Corp.	10,944	637,816
Alico Inc.	448	17,463
American Vanguard Corp.	2,784	79,984
Archer-Daniels-Midland Co.	73,088	2,941,792
Bunge Ltd.	16,256	1,302,431
Cal-Maine Foods Inc.	1,504	82,645
CF Industries Holdings Inc.	6,400	1,391,232
Darling International Inc.[a]	13,248	274,631
Deere & Co.	40,320	3,396,557
Fresh Del Monte Produce Inc.	4,192	117,418
Ingredion Inc.	8,544	590,903
Intrepid Potash Inc.	6,592	101,846
Lindsay Corp.	1,440	110,002
Monsanto Co.	59,200	6,709,136
Mosaic Co. (The)	33,088	1,584,915
Pilgrim’s Pride Corp.[a]	7,264	118,984
Sanderson Farms Inc.	2,272	155,269
Scotts Miracle-Gro Co. (The) Class A	5,280	309,302
Titan International Inc.	5,600	96,600

		20,018,926

TOTAL COMMON STOCKS
(Cost: $42,186,397)		42,161,265

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

November 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 0.71%

INDIA — 0.71%
iShares India 50 ETF[d]	13,451	$306,144

		306,144

TOTAL INVESTMENT COMPANIES
(Cost: $318,762)		306,144

PREFERRED STOCKS — 0.65%

CHILE — 0.65%
Sociedad Quimica y Minera de Chile SA Series B	10,976	276,394

		276,394

TOTAL PREFERRED STOCKS
(Cost: $538,257)		276,394

SHORT-TERM INVESTMENTS — 1.96%

MONEY MARKET FUNDS — 1.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	794,769	794,769
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	46,013	46,013

		840,782

TOTAL SHORT-TERM INVESTMENTS
(Cost: $840,782)		840,782

TOTAL INVESTMENTS IN SECURITIES — 101.66%
(Cost: $43,884,198)		43,584,585
Other Assets, Less Liabilities — (1.66)%		(711,226)

NET ASSETS — 100.00%		$42,873,359

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

95

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 97.94%

AUSTRALIA — 1.67%
Aurora Oil and Gas Ltd.[a]	1,100	$3,036
AWE Ltd.[a]	938	1,024
Beach Energy Ltd.	2,211	2,717
Buru Energy Ltd.[a]	324	416
Caltex Australia Ltd.	240	4,178
Drillsearch Energy Ltd.[a]	812	957
Energy Resources of Australia Ltd.[a]	308	359
Horizon Oil Ltd.[a]	1,626	446
Karoon Gas Australia Ltd.[a]	312	1,192
Linc Energy Ltd.[a]	812	738
Paladin Energy Ltd.[a]	3,950	1,480
Red Fork Energy Ltd.[a]	1,350	413
Roc Oil Co. Ltd.[a]	1,350	574
Santos Ltd.	1,830	23,413
Senex Energy Ltd.[a]	1,285	951
Whitehaven Coal Ltd.[a]	1,348	1,996
Woodside Petroleum Ltd.	1,230	42,039

		85,929
AUSTRIA — 0.28%
OMV AG	296	14,529

		14,529
BRAZIL — 0.84%
Petroleo Brasileiro SA	5,400	42,399
QGEP Participacoes SA	200	881

		43,280
CANADA — 9.72%
Advantage Oil & Gas Ltd.[a]	272	1,107
Angle Energy Inc.[a]	108	348
ARC Resources Ltd.	586	15,803
Athabasca Oil Corp.[a]	600	3,672
Bankers Petroleum Ltd.[a]	422	1,582
Baytex Energy Corp.	248	9,995
Bellatrix Exploration Ltd.[a]	174	1,165
Birchcliff Energy Ltd.[a]	158	1,095
BlackPearl Resources Inc.[a]	470	1,070
Bonavista Energy Corp.	312	3,973
Bonterra Energy Corp.	56	2,851
Cameco Corp.	718	14,608
Canacol Energy Ltd.[a]	160	736
Canadian Natural Resources Ltd.	2,026	66,175
Canadian Oil Sands Ltd.	882	16,554
Cenovus Energy Inc.	1,420	41,485
Cequence Energy Ltd.[a]	200	325
Crescent Point Energy Corp.	722	27,217
Crew Energy Inc.[a]	180	979
DeeThree Exploration Ltd.[a]	168	1,454
Denison Mines Corp.[a]	538	605
Encana Corp.	1,348	25,873
Enerplus Corp.	420	7,672
Freehold Royalties Ltd.	90	1,919

Security	Shares	Value

Husky Energy Inc.	660	$18,696
Imperial Oil Ltd.	552	23,572
Ithaca Energy Inc.[a]	538	1,301
Legacy Oil & Gas Inc. Class Aa	226	1,311
Lightstream Resources Ltd.	399	2,099
Long Run Exploration Ltd.[a]	228	1,133
MEG Energy Corp.[a]	308	8,806
NuVista Energy Ltd.[a]	156	1,042
Pacific Rubiales Energy Corp.	610	11,380
Paramount Resources Ltd. Class Aa	88	3,028
Parex Resources Inc.[a]	200	1,203
Pengrowth Energy Corp.	1,125	6,971
Penn West Petroleum Ltd.	858	7,253
Peyto Exploration & Development Corp.	284	8,447
Sprott Resource Corp.	206	483
Suncor Energy Inc.	2,876	98,936
Surge Energy Inc.	200	1,177
Tag Oil Ltd.[a]	200	654
Talisman Energy Inc.	1,932	22,683
Tourmaline Oil Corp.[a]	302	11,981
TransGlobe Energy Corp.[a]	116	1,028
Trilogy Energy Corp.	96	2,435
Twin Butte Energy Ltd.	600	1,218
Vermilion Energy Inc.	190	10,554
Whitecap Resources Inc.	318	3,839

		499,493
CHINA — 3.27%
China Coal Energy Co. Class H	8,000	5,366
China Shenhua Energy Co. Ltd. Class H	7,000	23,747
CNOOC Ltd.	34,000	69,643
Hidili Industry International Development Ltd.[a,b]	4,000	671
Kunlun Energy Co. Ltd.	8,000	14,797
MIE Holdings Corp.	4,000	872
PetroChina Co. Ltd. Class H	40,000	47,313
Sino Oil And Gas Holdings Ltd.[a]	50,000	1,451
Yanzhou Coal Mining Co. Ltd. Class Hb	4,000	4,370

		168,230
COLOMBIA — 0.37%
Ecopetrol SA	9,226	18,794

		18,794
FINLAND — 0.08%
Neste Oil OYJ	210	4,020

		4,020
FRANCE — 4.76%
Esso SA Francaise	8	490
Etablissements Maurel et Prom	148	2,270
MPI	96	395
Total SA	3,978	241,537

		244,692
GREECE — 0.07%
Hellenic Petroleum SA	135	1,627
Motor Oil (Hellas) Corinth Refineries SA	176	2,051

		3,678

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2013

Security	Shares	Value

HONG KONG — 0.03%
Mongolia Energy Corp. Ltd.[a]	40,000	$1,367

		1,367
HUNGARY — 0.12%
MOL Hungarian Oil and Gas PLC	94	5,955

		5,955
INDIA — 0.55%
Reliance Industries Ltd. SP GDR[c]	1,034	28,270

		28,270
INDONESIA — 0.23%
PT Adaro Energy Tbk	39,000	3,684
PT Benakat Petroleum Energy Tbk[a]	29,000	264
PT Bukit Asam (Persero) Tbk	2,000	2,006
PT Energi Mega Persada Tbk[a]	53,000	288
PT Indo Tambangraya Megah Tbk	1,000	2,399
PT Medco Energi Internasional Tbk	11,000	2,322
PT Sugih Energy Tbk[a]	23,000	856

		11,819
ISRAEL — 0.07%
Naphtha Israel Petroleum Corp. Ltd.[a]	123	836
Oil Refineries Ltd.[a]	2,218	699
Paz Oil Co. Ltd.[a]	12	1,886

		3,421
ITALY — 2.31%
Eni SpA	4,802	115,791
ERG SpA	172	2,290
Saras SpA[a]	582	706

		118,787
JAPAN — 1.08%
Cosmo Oil Co. Ltd.[a]	2,000	3,693
INPEX Corp.	1,600	18,569
Japan Petroleum Exploration Co. Ltd.	100	3,849
JX Holdings Inc.	4,400	22,910
Showa Shell Sekiyu K.K.	600	6,670

		55,691
MALAYSIA — 0.03%
Petron Malaysia Refining & Marketing Bhd	1,800	1,692

		1,692
NEW ZEALAND — 0.01%
New Zealand Oil & Gas Ltd.	968	648

		648
NORWAY — 1.05%
Det norske oljeselskap ASA[a]	94	1,306
DNO International ASA[a]	1,152	4,268
Statoil ASA	2,146	48,563

		54,137

Security	Shares	Value

POLAND — 0.25%
Grupa Lotos SAa	84	$1,084
Lubelski Wegiel Bogdanka SA	64	2,862
Polski Koncern Naftowy Orlen SA	558	8,661

		12,607
PORTUGAL — 0.21%
Galp Energia SGPS SA Class B	650	10,793

		10,793
RUSSIA — 2.48%
LUKOIL OAO	974	60,148
NovaTek OAO SP GDR[d]	178	23,407
Rosneft Oil Co. OJSC	2,350	16,942
Surgutneftegas OJSC	13,200	10,933
Tatneft OAO Class S	2,580	15,839

		127,269
SOUTH AFRICA — 0.09%
Exxaro Resources Ltd.	348	4,803

		4,803
SOUTH KOREA — 0.47%
S-Oil Corp.	102	7,306
SK Innovation Co. Ltd.	124	16,872

		24,178
SPAIN — 0.82%
Repsol SA	1,594	41,952

		41,952
SWEDEN — 0.19%
Alliance Oil Co. Ltd. SDR[a]	142	1,288
Lundin Petroleum ABa	394	8,223

		9,511
THAILAND — 0.48%
Bangchak Petroleum PCL NVDR	1,000	1,036
Banpu PCL NVDR	3,000	2,873
Esso (Thailand) PCL NVDR	6,400	1,335
IRPC PCL NVDR	29,800	3,285
PTT Exploration & Production PCL NVDR	2,631	13,110
Thai Oil PCL NVDR	1,600	3,139

		24,778
TURKEY — 0.14%
Turkiye Petrol Rafinerileri AS	322	7,321

		7,321
UNITED KINGDOM — 17.14%
Afren PLC[a]	1,888	5,038

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2013

Security	Shares	Value

Amerisur Resources PLC[a]	1,274	$1,043
Anglo Pacific Group PLC	212	694
BG Group PLC	6,368	130,232
Bowleven PLC[a]	676	432
BP PLC	35,568	280,824
Cairn Energy PLC[a]	1,010	4,545
EnQuest PLC[a]	1,766	3,978
Essar Energy PLC[a]	568	770
Faroe Petroleum PLC[a]	328	650
Gulf Keystone Petroleum Ltd.[a,b]	1,480	4,236
Hargreaves Services PLC	54	762
Heritage Oil PLC[a]	340	902
Ophir Energy PLC[a]	964	5,326
Premier Oil PLC	986	5,033
Rockhopper Exploration PLC[a]	482	1,141
Royal Dutch Shell PLC Class A	7,006	235,032
Royal Dutch Shell PLC Class B	4,849	170,336
Salamander Energy PLC[a]	485	816
SOCO International PLC[a]	434	2,844
Tullow Oil PLC	1,724	24,555
Xcite Energy Ltd.[a]	1,084	1,811

		881,000
UNITED STATES — 49.13%
Abraxas Petroleum Corp.[a]	126	454
Anadarko Petroleum Corp.	926	82,247
Apache Corp.	730	66,788
Approach Resources Inc.[a]	92	1,949
Berry Petroleum Co. Class A	82	4,126
Bill Barrett Corp.[a]	94	2,528
Bonanza Creek Energy Inc.[a]	46	2,110
BPZ Resources Inc.[a]	158	332
Cabot Oil & Gas Corp.	796	27,422
Carrizo Oil & Gas Inc.[a]	64	2,588
Chesapeake Energy Corp.	1,004	26,977
Chevron Corp.	3,614	442,498
Cimarex Energy Co.	154	14,565
Clayton Williams Energy Inc.[a]	12	869
Cloud Peak Energy Inc.[a]	176	2,911
Cobalt International Energy Inc.[a]	540	12,004
Comstock Resources Inc.	84	1,422
Concho Resources Inc.[a]	198	20,578
ConocoPhillips	2,138	155,646
CONSOL Energy Inc.	456	16,224
Contango Oil & Gas Co.	44	2,073
Continental Resources Inc.[a]	82	8,816
CVR Energy Inc.	32	1,263
Delek US Holdings Inc.	64	1,937
Denbury Resources Inc.[a]	728	12,143
Devon Energy Corp.	732	44,374
Diamondback Energy Inc.[a]	61	3,034
Energen Corp.	134	9,671
Energy XXI (Bermuda) Ltd.	122	3,314
EOG Resources Inc.	504	83,160
EPL Oil & Gas Inc.[a]	82	2,349
EQT Corp.	282	24,001
EXCO Resources Inc.	236	1,248
Exxon Mobil Corp.	8,294	775,323
Forest Oil Corp.[a]	358	1,582
Goodrich Petroleum Corp.[a]	86	1,655
Gulfport Energy Corp.[a]	144	8,414
Halcon Resources Corp.[a]	377	1,512
Hess Corp.	576	46,731
HollyFrontier Corp.	348	16,697

Security	Shares	Value

Kodiak Oil & Gas Corp.[a]	564	$6,396
Laredo Petroleum Holdings Inc.[a]	128	3,455
Linn Co LLC	62	1,933
Magnum Hunter Resources Corp.[a]	500	3,620
Marathon Oil Corp.	1,304	46,996
Marathon Petroleum Corp.	616	50,968
Matador Resources Co.[a]	114	2,484
Murphy Oil Corp.	342	22,206
Newfield Exploration Co.[a]	244	6,856
Noble Energy Inc.	664	46,639
Northern Oil and Gas Inc.[a]	170	2,712
Oasis Petroleum Inc.[a]	138	6,366
Occidental Petroleum Corp.	1,512	143,580
PDC Energy Inc.[a]	68	4,006
Peabody Energy Corp.	548	9,974
Penn Virginia Corp.[a]	82	880
PetroQuest Energy Inc.[a]	98	402
Pioneer Natural Resources Co.	250	44,438
QEP Resources Inc.	324	10,374
Quicksilver Resources Inc.[a]	160	467
Range Resources Corp.	298	23,140
Resolute Energy Corp.[a]	106	955
Rex Energy Corp.[a]	66	1,266
Rosetta Resources Inc.[a]	124	6,271
Sanchez Energy Corp.[a]	94	2,413
SandRidge Energy Inc.[a]	656	3,667
SM Energy Co.	138	12,163
Solazyme Inc.[a]	76	681
Southwestern Energy Co.[a]	644	24,897
Stone Energy Corp.[a]	108	3,573
Swift Energy Co.[a]	162	2,156
Tesoro Corp.	256	15,009
Ultra Petroleum Corp.[a]	286	5,854
VAALCO Energy Inc.[a]	276	1,670
Valero Energy Corp.	1,024	46,817
W&T Offshore Inc.	58	998
Warren Resources Inc.[a]	102	332
Western Refining Inc.	124	4,845
Whiting Petroleum Corp.[a]	230	13,892
WPX Energy Inc.[a]	356	6,618

		2,525,504

TOTAL COMMON STOCKS
(Cost: $4,882,928)		5,034,148

PREFERRED STOCKS — 1.48%

BRAZIL — 1.30%
Petroleo Brasileiro SA	8,200	67,196

		67,196
RUSSIA — 0.18%
Surgutneftegas OJSC	12,800	9,125

		9,125

TOTAL PREFERRED STOCKS
(Cost: $120,758)		76,321

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2013

Security	Shares	Value

WARRANTS — 0.00%

UNITED STATES — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a]	50	$—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	8,121	8,121
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	470	470
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	3,366	3,366

		11,957

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,957)		11,957

TOTAL INVESTMENTS IN SECURITIES — 99.65%
(Cost: $5,015,643)		5,122,426
Other Assets, Less Liabilities — 0.35%		17,887

NET ASSETS — 100.00%		$5,140,313

NVDR  —  Non-Voting Depositary Receipts

SDR  —  Swedish Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

99

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.80%

AUSTRALIA — 6.14%
Kingsgate Consolidated Ltd.[a]	126,375	$120,107
Medusa Mining Ltd.[b]	123,900	191,352
Newcrest Mining Ltd.	196,200	1,378,797
Northern Star Resources Ltd.	254,700	158,275
Resolute Mining Ltd.	398,625	182,142
Silver Lake Resources Ltd.[b]	300,225	127,578

		2,158,251
CANADA — 60.33%
Agnico-Eagle Mines Ltd.	59,700	1,633,616
Alacer Gold Corp.	121,050	243,541
Argonaut Gold Inc.[b]	67,950	360,064
AuRico Gold Inc.	106,425	414,160
B2Gold Corp.[a,b]	247,950	519,929
Barrick Gold Corp.	371,100	6,172,732
Centerra Gold Inc.	87,150	261,771
China Gold International Resources Corp. Ltd.[a,b]	89,400	244,885
Eldorado Gold Corp.	217,875	1,312,971
Goldcorp Inc.	258,300	5,770,091
Kinross Gold Corp.	339,750	1,601,353
Osisko Mining Corp.[b]	166,275	680,052
SEMAFO Inc.	127,200	334,009
Yamana Gold Inc.	184,725	1,662,821

		21,211,995
CHINA — 1.20%
China Precious Metal Resources Holdings Co. Ltd.[a,b]	1,950,000	279,195
Lingbao Gold Co. Ltd. Class H	600,000	140,855

		420,050
PERU — 2.35%
Compania de Minas Buenaventura SAA SP ADR	70,125	827,475

		827,475
SOUTH AFRICA — 10.11%
AngloGold Ashanti Ltd.	112,275	1,496,625
DRDGOLD Ltd.	345,975	138,165
Gold Fields Ltd.	263,700	1,056,195
Harmony Gold Mining Co. Ltd.	161,250	467,578
Sibanye Gold Ltd.	316,800	396,056

		3,554,619
TURKEY — 0.98%
Koza Altin Isletmeleri AS	21,600	345,583

		345,583
UNITED KINGDOM — 6.77%
African Barrick Gold PLC	9,300	26,065
Centamin PLC[b]	450,525	318,513

Security	Shares	Value

Highland Gold Mining Ltd.	152,700	$148,828
Pan African Resources PLC[b]	942,075	206,398
Randgold Resources Ltd.	23,625	1,681,856

		2,381,660
UNITED STATES — 11.92%
Allied Nevada Gold Corp.[b]	51,675	171,561
Gold Resource Corp.	28,350	146,286
Newmont Mining Corp.	156,000	3,873,480

		4,191,327

TOTAL COMMON STOCKS
(Cost: $55,533,538)		35,090,960

SHORT-TERM INVESTMENTS — 2.08%

MONEY MARKET FUNDS — 2.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	669,394	669,394
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	38,755	38,755
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	23,038	23,038

		731,187

TOTAL SHORT-TERM INVESTMENTS
(Cost: $731,187)		731,187

TOTAL INVESTMENTS IN SECURITIES — 101.88%
(Cost: $56,264,725)		35,822,147
Other Assets, Less Liabilities — (1.88)%		(661,742)

NET ASSETS — 100.00%		$35,160,405

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

100

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 94.68%

AUSTRALIA — 19.00%
Alumina Ltd.[a]	407,693	$378,159
Aquarius Platinum Ltd.[a]	89,661	66,778
Arrium Ltd.	223,223	321,288
Atlas Iron Ltd.	162,734	170,278
BC Iron Ltd.	13,585	61,453
BHP Billiton Ltd.	524,238	17,912,618
BlueScope Steel Ltd.[a]	92,071	457,717
Cudeco Ltd.[a,b]	23,738	43,386
Fortescue Metals Group Ltd.	253,968	1,318,264
Grange Resources Ltd.	117,382	26,817
Iluka Resources Ltd.	68,497	548,967
Independence Group NL	40,898	110,255
Kagara Ltd.[a,c]	1,161	—
Lynas Corp. Ltd.[a,b]	372,515	103,829
Metals X Ltd.[a]	129,987	21,382
Mineral Deposits Ltd.[a,b]	21,164	48,352
Mirabela Nickel Ltd.[a,c]	4,350,312	40
Mount Gibson Iron Ltd.	128,128	122,359
OM Holdings Ltd.[a,b]	59,073	18,894
OZ Minerals Ltd.	52,624	147,638
PanAust Ltd.	95,953	133,284
Rio Tinto Ltd.	71,214	4,299,115
Sandfire Resources NLa,b	16,731	88,221
Sims Metal Management Ltd.[a]	28,886	270,046
Sundance Resources Ltd.[a]	415,129	43,627
Syrah Resources Ltd.[a]	12,155	30,547
Tiger Resources Ltd.[a]	185,185	57,539
Western Areas NL	31,031	59,268
Western Desert Resources Ltd.[a]	42,614	28,039

		26,888,160
AUSTRIA — 0.66%
AMAG Austria Metall AGd	858	25,596
Voestalpine AG	18,283	911,216

		936,812
BELGIUM — 0.30%
Bekaert NVb	6,578	239,446
Nyrstar NVa,b	25,290	77,131
Viohalco SAa	19,500	106,201

		422,778
BRAZIL — 2.68%
Companhia Siderurgica Nacional SA	126,600	646,226
Paranapanema SAa	28,800	64,185
Vale SA	200,200	3,077,756

		3,788,167
CANADA — 4.22%
Capstone Mining Corp.[a]	51,909	131,893
Dominion Diamond Corp.[a]	12,012	162,361
First Quantum Minerals Ltd.	92,214	1,543,433

Security	Shares	Value

HudBay Minerals Inc.	27,864	$201,341
Imperial Metals Corp.[a]	7,579	102,013
Ivanhoe Mines Ltd.[a]	55,627	107,713
Labrador Iron Ore Royalty Corp.	10,296	305,953
Lundin Mining Corp.[a]	85,064	348,709
Major Drilling Group International Inc.	14,279	110,056
Nevsun Resources Ltd.	32,461	109,460
Sherritt International Corp.	47,919	156,154
Taseko Mines Ltd.[a]	33,319	66,090
Teck Resources Ltd. Class B	93,808	2,265,675
Thompson Creek Metals Co. Inc.[a,b]	29,151	81,503
Turquoise Hill Resources Ltd.[a,b]	67,639	277,277

		5,969,631
CHILE — 0.18%
CAP SA	13,278	251,952

		251,952
CHINA — 1.34%
Aluminum Corp. of China Ltd. Class Ha,b	816,000	304,185
China Kingstone Mining Holdings Ltd.[a,c]	309,000	—
China Metal Recycling Holdings Ltd.[a,b,c]	132,000	—
China Rare Earth Holdings Ltd.[a]	286,000	45,007
China Vanadium Titano-Magnetite Mining Co. Ltd.[a]	143,000	22,134
Chongqing Iron & Steel Co. Ltd. Class Ha	244,000	38,083
CITIC Dameng Holdings Ltd.[a]	143,000	11,621
Fosun International Ltd.	286,000	263,399
Huili Resources Group Ltd.[a]	286,000	63,083
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	75,074	71,470
Jiangxi Copper Co. Ltd. Class H	265,000	514,095
MMG Ltd.[a,b]	488,000	114,562
North Mining Shares Co. Ltd.[a]	1,430,000	60,870
Shougang Concord International Enterprises Co. Ltd.[a]	858,000	48,142
Shougang Fushan Resources Group Ltd.	572,000	200,685
Tiangong International Co. Ltd.	286,000	74,150
Winsway Coking Coal Holding Ltd.[a]	572,000	41,318
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha,b	143,000	23,794

		1,896,598
FINLAND — 0.16%
Outokumpu OYJ[a,b]	161,141	83,921
Rautaruukki OYJ	15,566	139,880

		223,801
FRANCE — 2.14%
Aperam	8,988	166,003
ArcelorMittal	166,023	2,866,297

		3,032,300
GERMANY — 1.62%
Aurubis AG	5,434	321,213
Salzgitter AG	6,843	298,100
ThyssenKrupp AGa	63,921	1,676,665

		2,295,978

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2013

Security	Shares	Value

GREECE — 0.12%
Mytilineos Holdings SAa	20,250	$165,704

		165,704
HONG KONG — 0.04%
CST Mining Group Ltd.[a]	3,432,000	31,874
IRC Ltd.[a]	286,000	29,881

		61,755
INDIA — 0.64%
Sesa Sterlite Ltd. SP ADR	41,003	473,585
Tata Steel Ltd. SP GDR[e]	69,355	434,509

		908,094
INDONESIA — 0.17%
PT Aneka Tambang (Persero) Tbk	572,000	60,248
PT Borneo Lumbung Energi & Metal Tbk[a]	2,145,000	31,020
PT Bumi Resources Minerals Tbk[a]	2,431,000	43,692
PT Krakatau Steel (Persero) Tbk[a]	847,500	34,715
PT Timah (Persero) Tbk	490,000	65,948

		235,623
JAPAN — 8.52%
Asahi Holdings Inc.	12,200	210,236
Dowa Holdings Co. Ltd.	43,000	436,448
Hitachi Metals Ltd.	31,000	440,629
JFE Holdings Inc.	85,800	1,929,484
Kobe Steel Ltd.[a]	429,000	737,596
Kyoei Steel Ltd.	12,200	251,234
Maruichi Steel Tube Ltd.	12,200	300,337
Mitsubishi Materials Corp.	242,000	910,174
Mitsui Mining & Smelting Co. Ltd.	122,000	350,393
Neturen Co. Ltd.	12,200	102,854
Nippon Light Metal Holdings Co. Ltd.	71,500	93,596
Nippon Steel & Sumitomo Metal Corp.	1,144,400	3,711,628
Nisshin Steel Holdings Co. Ltd.	14,300	177,414
OSAKA Titanium technologies Co. Ltd.[b]	12,200	235,622
Sumitomo Metal Mining Co. Ltd.	91,000	1,211,674
Toho Titanium Co. Ltd.[b]	12,200	89,624
Tokyo Steel Manufacturing Co. Ltd.[a]	14,300	76,973
TOPY Industries Ltd.	52,000	100,073
UACJ Corp.	83,386	273,704
Yamato Kogyo Co. Ltd.	12,200	409,984

		12,049,677
MALAYSIA — 0.08%
Ann Joo Resources Bhd[a]	71,500	25,290
CSC Steel Holdings Bhd	71,500	29,283
Lion Industries Corp. Bhd	100,100	23,294
Press Metal Bhd	40,800	29,875

		107,742
MEXICO — 1.63%
Grupo Mexico SAB de CV Series B	629,200	1,865,452
Grupo Simec SAB de CV Series Ba,b	14,300	52,993

Security	Shares	Value

Industrias CH SAB de CV Series Ba	28,600	$166,575
Minera Frisco SAB de CV Series A1[a]	100,100	222,296

		2,307,316
NETHERLANDS — 0.04%
AMG Advanced Metallurgical Group NVa	5,720	58,410

		58,410
NORWAY — 0.44%
Norsk Hydro ASA	145,860	624,370

		624,370
PERU — 0.50%
Southern Copper Corp.	28,457	714,271

		714,271
PHILIPPINES — 0.05%
Atlas Consolidated Mining & Development Corp.	143,000	38,155
Nickel Asia Corp.	100,100	33,660

		71,815
POLAND — 0.72%
Jastrzebska Spolka Weglowa SA	6,149	131,785
KGHM Polska Miedz SA	23,023	883,678

		1,015,463
RUSSIA — 1.22%
Mechel OAO SP ADR[a]	49,335	103,603
MMC Norilsk Nickel OJSC	8,437	1,271,155
Raspadskaya OAO[a]	28,390	22,949
Severstal OAO	35,750	326,266

		1,723,973
SINGAPORE — 0.07%
Midas Holdings Ltd.[b]	265,000	104,639

		104,639
SOUTH AFRICA — 2.11%
African Rainbow Minerals Ltd.	18,018	332,179
Anglo American Platinum Ltd.[a]	11,133	441,310
ArcelorMittal South Africa Ltd.[a]	31,746	127,745
Assore Ltd.	5,720	216,162
Impala Platinum Holdings Ltd.	88,231	1,026,240
Kumba Iron Ore Ltd.	13,299	520,498
Merafe Resources Ltd.[a]	255,255	18,328
Northam Platinum Ltd.[a]	51,051	200,859
Palabora Mining Co. Ltd.[a]	2,860	32,495
Royal Bafokeng Platinum Ltd.[a]	11,011	64,984

		2,980,800
SOUTH KOREA — 3.63%
CNK International Co. Ltd.[a,b]	8,273	38,500
Dongkuk Industries Co. Ltd.	1,716	5,651
Dongkuk Steel Mill Co. Ltd.	5,720	73,236

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2013

Security	Shares	Value

Hyundai Hysco Co. Ltd.	5,720	$219,168
Hyundai Steel Co.	9,131	712,672
KISCO Corp.	1,220	30,895
KISWIRE Ltd.	1,220	44,267
Korea Zinc Co. Ltd.	1,430	389,152
Poongsan Corp.	4,290	113,908
Poongsan Holdings Corp.	1,220	32,855
POSCO	10,725	3,318,943
POSCO Chemtech Co. Ltd.	143	17,188
Posco M-Tech Co. Ltd.	2,288	14,118
SeAH Besteel Corp.	2,650	67,859
SeAH Holdings Corp.	143	13,174
SeAH Steel Corp.	408	32,885
Shine Co. Ltd.[a,b]	1,859	16,301

		5,140,772
SPAIN — 0.23%
Acerinox SAb	18,018	241,203
Tubacex SA	17,589	67,175
Tubos Reunidos SA	10,010	24,328

		332,706
SWEDEN — 0.65%
Boliden AB	43,615	640,283
SSAB AB Class Ab	31,439	228,243
SSAB AB Class B	8,130	49,606

		918,132
SWITZERLAND — 0.07%
Schmolz + Bickenbach AG Registered[a]	77,649	100,536

		100,536
TAIWAN — 1.74%
China Metal Products Co. Ltd.	124,521	188,292
China Steel Corp.	1,716,287	1,475,958
Chun Yuan Steel Industrial Co. Ltd.	143,040	53,892
Chung Hung Steel Corp.[a]	143,000	39,671
Feng Hsin Iron & Steel Co. Ltd.	122,000	222,613
Gloria Material Technology Corp.	128,201	92,055
Hsin Kuang Steel Co. Ltd.	122,000	77,502
Ta Chen Stainless Pipe Co. Ltd.	168,300	77,343
Ton Yi Industrial Corp.	143,000	150,277
YC INOX Co. Ltd.	122,000	84,098

		2,461,701
THAILAND — 0.06%
G J Steel PCL NVDR[a]	11,854,700	25,843
G Steel PCL NVDR[a]	6,048,900	24,490
STP & I PCL NVDR	57,200	32,421

		82,754
TURKEY — 0.48%
Borusan Mannesmann Boru Sanayi ve TAS	12,155	36,968
Eregli Demir ve Celik Fabrikalari TAS	234,663	311,512
Izmir Demir Celik Sanayi ASa	22,880	29,806
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Aa	44,559	51,868
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Ba	24,043	51,567

Security	Shares	Value

Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	70,999	$46,422
Koza Anadolu Metal Madencilik Isletmeleri ASa	41,899	86,544
Park Elektrik Uretim Madencilik Sanayi ve TAS[a]	22,165	61,702

		676,389
UNITED KINGDOM — 26.62%
African Minerals Ltd.[a]	42,450	139,070
Anglo American PLC	227,513	5,027,421
Antofagasta PLC	64,207	835,084
BHP Billiton PLC	344,344	10,485,739
Evraz PLC[a]	63,778	111,680
Ferrexpo PLC	32,747	96,983
Gem Diamonds Ltd.[a]	15,587	36,703
Glencore Xstrata PLC	1,729,585	8,778,505
Hill & Smith Holdings PLC	14,014	122,813
Kazakhmys PLC	50,193	195,105
London Mining PLC[a]	24,861	46,832
Lonmin PLC[a]	73,788	378,197
Petra Diamonds Ltd.[a]	59,631	106,079
Rio Tinto PLC	207,493	11,085,313
Vedanta Resources PLC	15,301	221,815

		37,667,339
UNITED STATES — 12.55%
A.M. Castle & Co.[a]	2,839	39,718
AK Steel Holding Corp.[a]	24,739	140,023
Alcoa Inc.	174,296	1,674,985
Allegheny Technologies Inc.	17,303	574,806
AMCOL International Corp.	4,004	124,765
Carpenter Technology Corp.	8,294	500,045
Century Aluminum Co.[a]	9,560	86,040
Cliffs Natural Resources Inc.	25,862	646,809
Commercial Metals Co.	17,732	344,355
Compass Minerals International Inc.	5,291	378,571
Freeport-McMoRan Copper & Gold Inc.	169,312	5,873,433
Globe Specialty Metals Inc.	10,725	190,905
Haynes International Inc.	2,267	122,917
Horsehead Holding Corp.[a]	7,722	115,598
Kaiser Aluminum Corp.	3,146	211,789
Materion Corp.	3,125	89,875
Molycorp Inc.[a]	23,881	114,151
Nucor Corp.	52,624	2,686,981
Olympic Steel Inc.	1,859	52,182
Reliance Steel & Aluminum Co.	12,441	914,787
RTI International Metals Inc.[a]	5,005	174,524
Schnitzer Steel Industries Inc. Class A	4,290	131,424
Steel Dynamics Inc.	35,464	646,154
Stillwater Mining Co.[a]	18,712	210,136
SunCoke Energy Inc.[a]	11,869	269,070
United States Steel Corp.	24,310	651,751
Universal Stainless & Alloy Products Inc.[a]	1,430	51,981
US Silica Holdings Inc.	5,577	192,462
Walter Energy Inc.	11,440	162,791
Worthington Industries Inc.	9,009	377,747

		17,750,775

TOTAL COMMON STOCKS (Cost: $134,471,890)		133,966,933

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2013

Security	Shares	Value

PREFERRED STOCKS — 4.97%

BRAZIL — 4.97%
Bradespar SA	40,800	$444,328
Companhia de Ferro Ligas da Bahia - Ferbasa	12,200	71,111
Gerdau SA	143,000	1,103,182
Metalurgica Gerdau SA	42,900	417,370
Usinas Siderurgicas de Minas Gerais SA Class A	69,400	370,312
Vale SA Class A	328,900	4,622,150

		7,028,453
RUSSIA — 0.00%
Mechel OAO SP ADR	5,720	6,104

		6,104

TOTAL PREFERRED STOCKS (Cost: $7,486,132)		7,034,557

RIGHTS — 0.00%

AUSTRALIA — 0.00%
CuDeco Ltd.[a,b]	3,956	47

		47
SOUTH AFRICA — 0.00%
Northam Platinum Ltd.[a]	2,100	8

		8

TOTAL RIGHTS (Cost: $0)		55

SHORT-TERM INVESTMENTS — 1.47%

MONEY MARKET FUNDS — 1.47%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.14%[f,g,h]	1,942,712	1,942,712
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]	112,473	112,473

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	23,781	$23,781

		2,078,966

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,078,966)		2,078,966

TOTAL INVESTMENTS IN SECURITIES — 101.12% (Cost: $144,036,988)		143,080,511
Other Assets, Less Liabilities — (1.12)%		(1,586,912)

NET ASSETS — 100.00%		$141,493,599

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
f	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

104

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.82%

AUSTRALIA — 0.56%
Alcyone Resources Ltd.[a]	20,327,670	$37,153

		37,153
CANADA — 56.46%
Alexco Resource Corp.[a,b]	43,284	66,232
AuRico Gold Inc.	69,618	270,923
Endeavour Silver Corp.[a]	35,166	133,861
Excellon Resources Inc.[a]	46,272	42,832
First Majestic Silver Corp.[a,b]	29,316	285,767
Fortuna Silver Mines Inc.[a]	45,606	153,786
Great Panther Silver Ltd.[a]	92,166	67,904
MAG Silver Corp.[a,b]	20,430	123,502
Mandalay Resources Corp.	114,084	86,207
Pan American Silver Corp.	28,458	304,821
Scorpio Mining Corp.[a]	215,376	40,687
Silver Standard Resources Inc.[a]	26,328	155,178
Silver Wheaton Corp.	70,482	1,476,614
Silvercorp Metals Inc.	58,098	145,972
Tahoe Resources Inc.[a,b]	16,626	294,610
US Silver & Gold Inc.[a]	111,072	36,195
Wildcat Silver Corp.[a]	123,828	37,135

		3,722,226
HONG KONG — 3.32%
G-Resources Group Ltd.[a,b]	7,890,000	218,809

		218,809
MEXICO — 10.41%
Industrias Penoles SAB de CV	26,760	686,024

		686,024
PERU — 5.42%
Compania de Minas Buenaventura SAA SP ADR	30,276	357,257

		357,257
UNITED KINGDOM — 10.43%
Arian Silver Corp.[a,b]	93,774	37,057
Fresnillo PLC	31,452	429,161
Hochschild Mining PLC	60,396	140,582
Patagonia Gold PLC[a]	421,278	81,084

		687,884
UNITED STATES — 13.22%
Coeur Mining Inc.[a]	27,120	298,862
Golden Minerals Co.[a]	76,770	40,458
Hecla Mining Co.	100,452	296,333
McEwen Mining Inc.[a]	79,590	161,568

Security	Shares	Value

Paramount Gold and Silver Corp.[a]	63,912	$74,138

		871,359

TOTAL COMMON STOCKS
(Cost: $9,165,894)		6,580,712

SHORT-TERM INVESTMENTS — 6.49%

MONEY MARKET FUNDS — 6.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	399,119	399,119
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	23,107	23,107
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,640	5,640

		427,866

TOTAL SHORT-TERM INVESTMENTS
(Cost: $427,866)		427,866

TOTAL INVESTMENTS IN SECURITIES — 106.31%
(Cost: $9,593,760)		7,008,578
Other Assets, Less Liabilities — (6.31)%		(415,685)

NET ASSETS — 100.00%		$6,592,893

SP ADR   —    Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

105

Schedule of Investments  (Unaudited)

iSHARES® MSCI HONG KONG ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.53%

AIR FREIGHT & LOGISTICS — 0.07%
Kerry Logistics Network Ltd.[a]	1,848,750	$1,573,881

		1,573,881
AIRLINES — 0.68%
Cathay Pacific Airways Ltd.	7,395,000	15,662,502

		15,662,502
COMMERCIAL BANKS — 8.19%
Bank of East Asia Ltd. (The)	7,395,010	32,860,776
BOC Hong Kong (Holdings) Ltd.[b]	22,924,500	77,473,109
Hang Seng Bank Ltd.[b]	4,732,800	77,225,104

		187,558,989
DIVERSIFIED FINANCIAL SERVICES — 5.82%
First Pacific Co. Ltd.[b]	14,790,999	16,979,986
Hong Kong Exchanges and Clearing Ltd.	6,617,000	116,163,338

		133,143,324
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.96%
HKT Trust and HKT Ltd.	13,311,000	11,675,337
PCCW Ltd.	23,664,000	10,255,982

		21,931,319
ELECTRIC UTILITIES — 7.45%
Cheung Kong Infrastructure Holdings Ltd.	2,958,000	19,516,127
CLP Holdings Ltd.[b]	10,353,200	84,867,221
Power Assets Holdings Ltd.	8,134,500	66,103,010

		170,486,358
GAS UTILITIES — 3.50%
Hong Kong and China Gas Co. Ltd. (The)[b]	34,017,353	80,209,633

		80,209,633
HOTELS, RESTAURANTS & LEISURE — 13.74%
Galaxy Entertainment Group Ltd.[c]	11,832,000	92,639,601
MGM China Holdings Ltd.	5,324,400	18,955,253
Sands China Ltd.	14,790,000	111,888,645
Shangri-La Asia Ltd.[b]	8,874,000	16,986,470
SJM Holdings Ltd.[b]	11,832,000	37,925,767
Wynn Macau Ltd.[b]	9,465,600	36,323,270

		314,719,006
INDUSTRIAL CONGLOMERATES — 8.52%
Hopewell Holdings Ltd.[b]	3,697,742	12,401,088
Hutchison Whampoa Ltd.	13,311,800	169,302,558
NWS Holdings Ltd.	8,874,000	13,415,191

		195,118,837

Security	Shares	Value

INSURANCE — 16.18%
AIA Group Ltd.	73,062,600	$370,371,445

		370,371,445
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.01%
Link REIT (The)[b]	14,050,500	68,869,225

		68,869,225
REAL ESTATE MANAGEMENT & DEVELOPMENT — 26.65%
Cheung Kong (Holdings) Ltd.	8,874,000	140,332,970
Hang Lung Properties Ltd.	13,311,000	44,726,842
Henderson Land Development Co. Ltd.	5,916,365	34,608,444
Hysan Development Co. Ltd.[b]	4,437,000	20,603,536
Kerry Properties Ltd.	3,697,500	14,641,864
New World Development Co. Ltd.	22,185,800	30,105,140
Sino Land Co. Ltd.	17,748,000	24,312,172
Sun Hung Kai Properties Ltd.	9,785,000	125,646,940
Swire Pacific Ltd. Class A	4,437,000	53,655,040
Swire Properties Ltd.	7,099,200	19,092,610
Wharf (Holdings) Ltd. (The)	8,874,150	73,773,351
Wheelock and Co. Ltd.	5,916,357	28,808,533

		610,307,442
ROAD & RAIL — 1.51%
MTR Corp. Ltd.	8,874,083	34,511,245

		34,511,245
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.53%
ASM Pacific Technology Ltd.[b]	1,479,000	12,238,119

		12,238,119
TEXTILES, APPAREL & LUXURY GOODS — 2.72%
Li & Fung Ltd.[b]	35,496,000	48,349,630
Yue Yuen Industrial (Holdings) Ltd.[b]	4,437,000	13,878,771

		62,228,401

TOTAL COMMON STOCKS (Cost: $2,131,347,144)		2,278,929,726

RIGHTS — 0.00%

HOTELS, RESTAURANTS & LEISURE — 0.00%
New Hotel[c]	289,885	—

		—

TOTAL RIGHTS (Cost: $0)		—

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

November 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.38%

MONEY MARKET FUNDS — 1.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	28,796,887	$28,796,887
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	1,667,196	1,667,196
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,189,526	1,189,526

		31,653,609

TOTAL SHORT-TERM INVESTMENTS (Cost: $31,653,609)		31,653,609

TOTAL INVESTMENTS IN SECURITIES — 100.91% (Cost: $2,163,000,753)		2,310,583,335
Other Assets, Less Liabilities — (0.91)%		(20,802,591)

NET ASSETS — 100.00%		$2,289,780,744

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
57	Hang Seng Index (Dec. 2013)	Hong Kong Futures	$8,793,748	$70,273

See accompanying notes to schedules of investments.

107

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.67%

AEROSPACE & DEFENSE — 2.21%
Elbit Systems Ltd.	35,742	$1,978,452

		1,978,452
BIOTECHNOLOGY — 0.63%
Kamada Ltd.[a]	37,925	561,318

		561,318
CHEMICALS — 10.13%
Frutarom	59,496	1,113,481
Israel Chemicals Ltd.	682,761	5,818,237
Israel Corp. Ltd. (The)[a]	4,144	2,130,346

		9,062,064
COMMERCIAL BANKS — 24.94%
Bank Hapoalim BM	1,612,164	8,987,993
Bank Leumi le-Israel BMa	1,923,593	7,824,766
First International Bank of Israel Ltd.	32,153	521,797
Israel Discount Bank Ltd. Class Aa,b	1,228,179	2,491,012
Mizrahi Tefahot Bank Ltd.	195,619	2,476,612
Union Bank of Israel[a]	—	1

		22,302,181
COMMUNICATIONS EQUIPMENT — 0.57%
Ituran Location and Control Ltd.	25,863	512,517

		512,517
CONSTRUCTION & ENGINEERING — 1.23%
Electra (Israel) Ltd.	2,553	337,641
Shikun & Binui Ltd.	323,306	766,324

		1,103,965
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.71%
Bezeq The Israel Telecommunication Corp. Ltd.	2,521,661	4,216,130

		4,216,130
ELECTRICAL EQUIPMENT — 0.66%
Ormat Industries Ltd.	82,954	586,810

		586,810
FOOD & STAPLES RETAILING — 1.10%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	10,101	512,677
Shufersal Ltd.	118,881	467,047

		979,724
FOOD PRODUCTS — 2.77%
Osem Investment Ltd.	61,161	1,404,370

Security	Shares	Value

Strauss Group Ltd.	58,682	$1,074,593

		2,478,963
HEALTH CARE EQUIPMENT & SUPPLIES — 0.71%
Given Imaging Ltd.[a]	27,343	638,324

		638,324
INDUSTRIAL CONGLOMERATES — 0.68%
Discount Investment Corp. Ltd. Registered[a]	40,811	312,674
Koor Industries Ltd.[a]	15,096	296,452

		609,126
INSURANCE — 3.49%
Clal Insurance Enterprises Holdings Ltd.	30,488	600,881
Harel Insurance Investments & Financial Services Ltd.	167,203	960,653
Menorah Mivtachim Holdings Ltd.	40,515	479,928
Migdal Insurance & Financial Holdings Ltd.	417,138	730,595
Phoenix Holdings Ltd.	89,615	348,253

		3,120,310
IT SERVICES — 0.32%
MATRIX IT Ltd.	53,909	285,705

		285,705
MACHINERY — 0.22%
Plasson Industries Ltd.	5,476	194,772

		194,772
OIL, GAS & CONSUMABLE FUELS — 4.86%
Delek Group Ltd. (The)	6,438	2,436,089
Naphtha Israel Petroleum Corp. Ltd.[a]	55,131	376,374
Oil Refineries Ltd.[a]	1,347,318	424,527
Paz Oil Co. Ltd.[a]	7,067	1,110,362

		4,347,352
PAPER & FOREST PRODUCTS — 0.20%
Hadera Paper Ltd.[a]	3,293	176,297

		176,297
PHARMACEUTICALS — 23.83%
Teva Pharmaceutical Industries Ltd.	526,547	21,314,183

		21,314,183
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.80%
Africa Israel Investments Ltd.[a]	150,590	312,483
Africa Israel Properties Ltd.[a]	20,647	334,420
Airport City Ltd.[a]	53,724	473,066
AL-ROV (Israel) Ltd.[a]	6,364	221,660
Alony Hetz Properties & Investments Ltd.	110,519	749,489
Alrov Properties and Lodgings Ltd.[a]	7,400	216,362
Amot Investments Ltd.	98,494	293,849
Bayside Land Corp. Ltd.	999	268,722
Gazit Globe Ltd.	121,767	1,631,487
Jerusalem Economy Ltd.	33,522	308,880

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

November 30, 2013

Security	Shares	Value

Jerusalem Oil Exploration Ltd.[a]	14,171	$520,547
Melisron Ltd.	19,500	490,646
Nitsba Holdings (1995) Ltd.[a]	40,774	590,406
Norstar Holdings Inc.	13,135	378,077
Property & Building Corp. Ltd.	2,553	183,423

		6,973,517
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.21%
EZchip Semiconductor Ltd.[a]	45,103	1,081,868

		1,081,868
SOFTWARE — 4.01%
Babylon Ltd.	48,581	107,565
NICE Systems Ltd.	88,985	3,480,792

		3,588,357
SPECIALTY RETAIL — 0.66%
Delek Automotive Systems Ltd.	51,615	586,507

		586,507
WIRELESS TELECOMMUNICATION SERVICES — 2.73%
Cellcom Israel Ltd.	85,951	1,163,808
Partner Communications Co. Ltd.[a,b]	134,828	1,281,379

		2,445,187

TOTAL COMMON STOCKS (Cost: $103,735,475)		89,143,629

WARRANTS — 0.00%

INSURANCE — 0.00%
Clal Biotechnology Industries Ltd. (Expires 05/08/14)[a]	1	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.25%

MONEY MARKET FUNDS — 1.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,029,424	1,029,424
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	59,599	59,599

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	30,472	$30,472

		1,119,495

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,119,495)		1,119,495

TOTAL INVESTMENTS IN SECURITIES — 100.92% (Cost: $104,854,970)		90,263,124
Other Assets, Less Liabilities — (0.92)%		(820,600)

NET ASSETS — 100.00%		$89,442,524

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

109

Schedule of Investments  (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 2.80%
Finmeccanica SpA[a,b]	3,310,002	$24,156,092

		24,156,092
AUTO COMPONENTS — 3.03%
Pirelli & C. SpA	1,688,571	26,071,499

		26,071,499
AUTOMOBILES — 3.79%
Fiat SpA[a]	4,105,238	32,642,605

		32,642,605
CAPITAL MARKETS — 3.31%
Mediobanca SpA[a]	3,332,009	28,558,509

		28,558,509
COMMERCIAL BANKS — 18.57%
Banca Monte dei Paschi di Siena SpA[a,b]	60,321,560	15,342,038
Intesa Sanpaolo SpA	20,483,295	49,642,478
UniCredit SpA	8,634,204	62,776,513
Unione di Banche Italiane SpA	4,755,377	32,269,825

		160,030,854
DIVERSIFIED FINANCIAL SERVICES — 2.62%
Exor SpA	575,539	22,591,914

		22,591,914
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.67%
Telecom Italia SpA	28,340,540	27,705,513
Telecom Italia SpA RNC	16,236,317	12,501,259

		40,206,772
ELECTRIC UTILITIES — 10.37%
Enel SpA	12,260,510	55,889,163
Terna SpA	6,922,134	33,495,854

		89,385,017
ELECTRICAL EQUIPMENT — 3.44%
Prysmian SpA	1,132,428	29,634,500

		29,634,500
ENERGY EQUIPMENT & SERVICES — 5.03%
Saipem SpA	236,855	5,327,534
Tenaris SA	1,686,706	38,030,615

		43,358,149

Security	Shares	Value

GAS UTILITIES — 4.58%
Snam SpA	7,317,887	$39,456,132

		39,456,132
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.65%
Enel Green Power SpA	2,266,721	5,586,120

		5,586,120
INSURANCE — 5.95%
Assicurazioni Generali SpA	2,232,405	51,307,287

		51,307,287
MACHINERY — 4.38%
CNH Industrial NVa	3,293,963	37,740,397

		37,740,397
OIL, GAS & CONSUMABLE FUELS — 17.88%
Eni SpA	6,392,101	154,133,065

		154,133,065
TEXTILES, APPAREL & LUXURY GOODS — 4.10%
Luxottica Group SpA	666,551	35,376,010

		35,376,010
TRANSPORTATION INFRASTRUCTURE — 4.74%
Atlantia SpA	1,825,835	40,844,419

		40,844,419

TOTAL COMMON STOCKS		861,079,341
(Cost: $736,023,469)

SHORT-TERM INVESTMENTS — 4.72%

MONEY MARKET FUNDS — 4.72%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.14%[c,d,e]	38,235,747	38,235,747
BlackRock Cash Funds: Prime,
SL Agency Shares
0.11%[c,d,e]	2,213,659	2,213,659

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

November 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	173,977	$173,977

		40,623,383

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,623,383)		40,623,383

TOTAL INVESTMENTS IN SECURITIES — 104.63%
(Cost: $776,646,852)		901,702,724
Other Assets, Less Liabilities — (4.63)%		(39,870,629)

NET ASSETS — 100.00%		$861,832,095

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

111

Schedule of Investments  (Unaudited)

iSHARES® MSCI JAPAN ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.17%

AIR FREIGHT & LOGISTICS — 0.29%
Yamato Holdings Co. Ltd.	1,848,000	$39,211,215

		39,211,215
AIRLINES — 0.22%
ANA Holdings Inc.[a]	5,544,000	11,210,941
Japan Airlines Co. Ltd.	369,600	18,811,274

		30,022,215
AUTO COMPONENTS — 2.79%
Aisin Seiki Co. Ltd.	924,200	37,197,323
Bridgestone Corp.	3,141,600	115,088,165
Denso Corp.	2,402,400	120,395,760
Koito Manufacturing Co. Ltd.	100,000	1,925,463
NGK Spark Plug Co. Ltd.	351,000	8,153,939
NHK Spring Co. Ltd.	739,200	8,354,950
NOK Corp.	554,400	8,882,098
Stanley Electric Co. Ltd.	619,200	13,640,365
Sumitomo Rubber Industries Inc.	924,000	13,052,352
Toyoda Gosei Co. Ltd.	369,600	9,091,514
Toyota Boshoku Corp.	369,600	5,090,959
Toyota Industries Corp.	739,200	32,170,527

		373,043,415
AUTOMOBILES — 11.61%
Daihatsu Motor Co. Ltd.	554,700	10,154,914
Fuji Heavy Industries Ltd.	2,772,200	78,319,762
Honda Motor Co. Ltd.	7,946,400	336,129,654
Isuzu Motors Ltd.	5,544,000	35,420,075
Mazda Motor Corp.[b]	12,936,000	59,520,891
Mitsubishi Motors Corp.[a,b]	2,033,700	22,052,528
Nissan Motor Co. Ltd.	12,196,800	111,524,494
Suzuki Motor Corp.	1,848,000	47,479,509
Toyota Motor Corp.	13,305,600	829,284,697
Yamaha Motor Co. Ltd.	1,293,600	20,649,073

		1,550,535,597
BEVERAGES — 0.94%
Asahi Group Holdings Ltd.	1,663,200	45,558,666
Coca-Cola West Co. Ltd.	184,800	4,092,625
Kirin Holdings Co. Ltd.	3,786,000	58,362,800
Suntory Beverage & Food Ltd.[b]	554,400	17,493,401

		125,507,492
BUILDING PRODUCTS — 1.25%
Asahi Glass Co. Ltd.	5,544,000	35,799,189
Daikin Industries Ltd.	1,108,800	70,406,877
LIXIL Group Corp.	1,293,600	33,501,037
TOTO Ltd.	1,848,000	27,151,780

		166,858,883

Security	Shares	Value

CAPITAL MARKETS — 1.71%
Daiwa Securities Group Inc.	7,392,000	$71,851,121
Nomura Holdings Inc.	17,740,800	140,553,791
SBI Holdings Inc.	1,108,810	15,359,669

		227,764,581
CHEMICALS — 3.50%
Air Water Inc.	78,000	1,091,916
Asahi Kasei Corp.	5,544,000	43,760,582
Daicel Corp.	1,848,000	14,659,073
Hitachi Chemical Co. Ltd.	554,400	8,448,825
JSR Corp.	924,000	16,996,942
Kaneka Corp.	1,848,000	11,373,419
Kansai Paint Co. Ltd.	203,000	2,875,495
Kuraray Co. Ltd.	1,663,200	20,683,374
Mitsubishi Chemical Holdings Corp.	6,468,000	30,076,374
Mitsubishi Gas Chemical Co. Inc.	1,848,000	14,478,542
Mitsui Chemicals Inc.	3,696,000	9,026,523
Nippon Paint Co. Ltd.	800,000	12,973,184
Nitto Denko Corp.	739,200	37,622,547
Shin-Etsu Chemical Co. Ltd.	2,032,800	117,561,432
Showa Denko K.K.	7,392,000	11,481,737
Sumitomo Chemical Co. Ltd.	7,392,000	29,751,419
Taiyo Nippon Sanso Corp.	1,848,000	12,258,018
Teijin Ltd.	3,696,000	8,087,764
Toray Industries Inc.	7,392,000	52,281,620
Ube Industries Ltd.	5,544,000	11,590,055

		467,078,841
COMMERCIAL BANKS — 10.16%
Aozora Bank Ltd.	5,544,000	15,976,945
Bank of Kyoto Ltd. (The)	1,848,000	15,868,627
Bank of Yokohama Ltd. (The)	5,544,000	30,383,275
Chiba Bank Ltd. (The)	3,696,000	25,707,537
Chugoku Bank Ltd. (The)	70,000	948,469
Fukuoka Financial Group Inc.	3,702,000	16,599,599
Gunma Bank Ltd. (The)	1,848,000	10,470,766
Hachijuni Bank Ltd. (The)	1,848,000	10,958,199
Hiroshima Bank Ltd. (The)	1,848,000	7,600,332
Hokuhoku Financial Group Inc.	5,544,000	11,373,419
Iyo Bank Ltd. (The)	1,848,000	18,702,955
Joyo Bank Ltd. (The)	3,696,000	18,883,486
Mitsubishi UFJ Financial Group Inc.	61,723,280	397,358,878
Mizuho Financial Group Inc.	111,249,680	233,660,736
Nishi-Nippon City Bank Ltd. (The)	3,696,000	9,640,326
Resona Holdings Inc.	9,240,000	45,854,735
Seven Bank Ltd.	2,956,800	10,225,245
Shinsei Bank Ltd.	7,392,000	18,269,682
Shizuoka Bank Ltd. (The)	2,988,000	33,830,821
Sumitomo Mitsui Financial Group Inc.	6,283,200	311,198,398
Sumitomo Mitsui Trust Holdings Inc.	16,632,320	81,727,709
Suruga Bank Ltd.	1,848,000	30,816,549
Yamaguchi Financial Group Inc.	73,000	674,625

		1,356,731,313
COMMERCIAL SERVICES & SUPPLIES — 0.87%
Dai Nippon Printing Co. Ltd.	1,848,000	19,064,016
PARK24 Co. Ltd.	554,400	10,474,377
Secom Co. Ltd.	924,000	57,047,624
Toppan Printing Co. Ltd.	3,696,000	29,895,843

		116,481,860

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2013

Security	Shares	Value

COMPUTERS & PERIPHERALS — 0.19%
NEC Corp.	11,340,000	$25,036,292

		25,036,292
CONSTRUCTION & ENGINEERING — 0.84%
Chiyoda Corp.	235,000	3,216,285
JGC Corp.	860,000	32,050,994
Kajima Corp.	3,696,000	13,828,633
Obayashi Corp.	3,696,000	19,966,668
Shimizu Corp.	3,696,000	17,294,817
Taisei Corp.	5,544,000	25,238,158

		111,595,555
CONSTRUCTION MATERIALS — 0.17%
Taiheiyo Cement Corp.	5,544,000	22,421,882

		22,421,882
CONSUMER FINANCE — 0.29%
Acom Co. Ltd.[b]	2,032,800	7,546,173
AEON Financial Service Co. Ltd.	369,670	10,277,740
Credit Saison Co. Ltd.	739,200	20,739,338

		38,563,251
CONTAINERS & PACKAGING — 0.09%
Toyo Seikan Group Holdings Ltd.	554,400	11,687,542

		11,687,542
DIVERSIFIED CONSUMER SERVICES — 0.11%
Benesse Holdings Inc.	369,600	14,225,800

		14,225,800
DIVERSIFIED FINANCIAL SERVICES — 1.12%
Japan Exchange Group Inc.	924,000	24,687,540
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,956,800	17,677,542
ORIX Corp.	5,913,600	107,740,575

		150,105,657
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.69%
Nippon Telegraph and Telephone Corp.	1,848,500	92,817,760

		92,817,760
ELECTRIC UTILITIES — 1.68%
Chubu Electric Power Co. Inc.	3,141,600	42,475,205
Chugoku Electric Power Co. Inc. (The)	1,478,400	21,605,885
Hokkaido Electric Power Co. Inc.[b]	924,000	10,895,013
Hokuriku Electric Power Co.	739,200	9,828,078
Kansai Electric Power Co. Inc. (The)[b]	3,511,200	39,891,815
Kyushu Electric Power Co. Inc.[b]	2,032,800	26,352,030
Shikoku Electric Power Co. Inc.[b]	739,200	11,705,595
Tohoku Electric Power Co. Inc.[b]	2,217,600	24,458,266

Security	Shares	Value

Tokyo Electric Power Co. Inc.[a,b]	7,022,400	$37,456,459

		224,668,346
ELECTRICAL EQUIPMENT — 1.78%
Fuji Electric Co. Ltd.	1,848,000	8,376,613
Mabuchi Motor Co. Ltd.	184,800	11,120,676
Mitsubishi Electric Corp.	9,240,000	106,783,764
Nidec Corp.	554,400	53,563,386
Sumitomo Electric Industries Ltd.	3,696,000	57,661,427

		237,505,866
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.35%
Citizen Holdings Co. Ltd.	1,293,600	9,945,423
FUJIFILM Holdings Corp.	2,217,600	60,593,242
Hamamatsu Photonics K.K.	369,600	14,586,861
Hirose Electric Co. Ltd.	184,800	28,271,069
Hitachi High-Technologies Corp.	369,600	8,651,019
Hitachi Ltd.	24,024,000	177,190,641
Hoya Corp.	2,032,800	55,027,488
IBIDEN Co. Ltd.	554,400	9,494,097
Keyence Corp.	194,226	78,077,467
Kyocera Corp.	1,478,400	78,278,005
Murata Manufacturing Co. Ltd.	924,000	79,523,665
Nippon Electric Glass Co. Ltd.	1,848,500	9,949,920
Omron Corp.	924,000	38,046,793
Shimadzu Corp.	236,000	2,194,813
TDK Corp.	554,400	25,888,067
Yaskawa Electric Corp.	1,848,000	24,768,778
Yokogawa Electric Corp.	924,000	13,991,110

		714,478,458
FOOD & STAPLES RETAILING — 1.65%
AEON Co. Ltd.	2,956,800	39,803,355
FamilyMart Co. Ltd.	369,600	16,897,651
Lawson Inc.	369,600	27,115,674
Seven & I Holdings Co. Ltd.	3,696,080	136,122,909

		219,939,589
FOOD PRODUCTS — 1.22%
Ajinomoto Co. Inc.	3,696,000	52,714,893
Calbee Inc.	185,100	4,697,795
Kikkoman Corp.	1,848,000	35,456,181
Meiji Holdings Co. Ltd.	369,628	20,654,249
Nippon Meat Packers Inc.	94,000	1,518,839
Nisshin Seifun Group Inc.	1,008,250	10,913,310
Nissin Foods Holdings Co. Ltd.	369,600	14,875,710
Toyo Suisan Kaisha Ltd.	103,000	3,002,511
Yakult Honsha Co. Ltd.	369,600	18,811,273

		162,644,761
GAS UTILITIES — 0.76%
Osaka Gas Co. Ltd.	9,240,000	37,369,804
Toho Gas Co. Ltd.	1,848,000	8,954,311
Tokyo Gas Co. Ltd.	11,088,000	55,242,319

		101,566,434

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2013

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.75%
Olympus Corp.[b]	1,109,100	$37,325,741
Sysmex Corp.	369,600	24,046,657
Terumo Corp.	739,200	38,633,517

		100,005,915
HEALTH CARE PROVIDERS & SERVICES — 0.37%
Alfresa Holdings Corp.	184,800	9,586,167
Medipal Holdings Corp.	739,200	9,864,184
Miraca Holdings Inc.	369,600	17,186,499
Suzuken Co. Ltd.	369,600	12,564,920

		49,201,770
HEALTH CARE TECHNOLOGY — 0.07%
M3 Inc.	3,696	9,651,158

		9,651,158
HOTELS, RESTAURANTS & LEISURE — 0.29%
McDonald’s Holdings Co. (Japan) Ltd.[a]	369,600	10,174,696
Oriental Land Co. Ltd.	192,800	28,421,355

		38,596,051
HOUSEHOLD DURABLES — 2.44%
Casio Computer Co. Ltd.	1,108,800	12,575,752
Iida Group Holdings Co. Ltd.[b]	628,180	12,647,672
Panasonic Corp.	10,718,415	123,031,677
Rinnai Corp.	184,800	13,973,057
Sekisui Chemical Co. Ltd.	1,855,000	21,745,714
Sekisui House Ltd.	1,948,000	26,889,308
Sharp Corp.[b]	7,392,000	24,191,081
Sony Corp.	4,989,600	91,003,597

		326,057,858
HOUSEHOLD PRODUCTS — 0.26%
Unicharm Corp.	554,400	35,095,120

		35,095,120
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.12%
Electric Power Development Co. Ltd.	554,400	16,383,139

		16,383,139
INDUSTRIAL CONGLOMERATES — 0.60%
Toshiba Corp.	18,480,000	79,794,461

		79,794,461
INSURANCE — 2.53%
Dai-ichi Life Insurance Co. Ltd. (The)	4,065,600	63,745,304
MS&AD Insurance Group Holdings Inc.	2,402,440	64,704,998
NKSJ Holdings Inc.	1,663,250	46,128,723
Sony Financial Holdings Inc.	924,000	16,464,378
T&D Holdings Inc.	2,772,000	36,665,735
Tokio Marine Holdings Inc.	3,326,400	110,484,638

		338,193,776

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.40%
Rakuten Inc.	3,511,200	$53,989,438

		53,989,438
INTERNET SOFTWARE & SERVICES — 0.46%
Dena Co. Ltd.[a]	461,800	8,977,502
Gree Inc.[a]	461,800	4,218,073
Kakaku.com Inc.	740,400	13,554,531
Yahoo! Japan Corp.	7,207,200	34,780,997

		61,531,103
IT SERVICES — 0.62%
Fujitsu Ltd.[b]	9,240,000	43,056,513
ITOCHU Techno-Solutions Corp.	184,800	7,058,741
Nomura Research Institute Ltd.	369,600	12,131,647
NTT Data Corp.	554,400	19,957,642

		82,204,543
LEISURE EQUIPMENT & PRODUCTS — 0.96%
Namco Bandai Holdings Inc.	924,098	18,786,186
Nikon Corp.	1,663,200	31,553,113
Sankyo Co. Ltd.	184,800	8,475,905
Sega Sammy Holdings Inc.	924,000	24,362,585
Shimano Inc.	369,600	32,856,542
Yamaha Corp.	739,200	11,647,825

		127,682,156
MACHINERY — 5.65%
Amada Co. Ltd.	1,848,000	16,374,112
FANUC Corp.	924,000	155,617,252
Hino Motors Ltd.	1,848,000	28,650,183
Hitachi Construction Machinery Co. Ltd.	554,400	11,871,683
IHI Corp.	5,544,000	23,180,110
Japan Steel Works Ltd. (The)	1,848,000	9,875,016
JTEKT Corp.	1,108,800	17,146,783
Kawasaki Heavy Industries Ltd.	7,392,000	30,329,116
Komatsu Ltd.	4,620,000	96,087,335
Kubota Corp.	5,544,000	94,832,648
Kurita Water Industries Ltd.	554,400	11,877,099
Makita Corp.	554,400	27,675,319
Mitsubishi Heavy Industries Ltd.	14,784,000	94,886,807
Nabtesco Corp.	369,600	8,614,913
NGK Insulators Ltd.	1,848,000	33,849,460
NSK Ltd.	1,848,000	21,844,185
SMC Corp.	206,800	49,818,669
Sumitomo Heavy Industries Ltd.	1,848,000	8,900,151
THK Co. Ltd.	555,000	13,462,267

		754,893,108
MARINE — 0.36%
Mitsui O.S.K. Lines Ltd.	5,544,000	24,642,407
Nippon Yusen K.K.	7,392,000	22,891,262

		47,533,669

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2013

Security	Shares	Value

MEDIA — 0.45%
Dentsu Inc.	924,000	$38,452,987
Hakuhodo DY Holdings Inc.	1,293,600	10,299,262
Toho Co. Ltd.	554,400	12,012,497

		60,764,746
METALS & MINING — 2.02%
Daido Steel Co. Ltd.	1,848,000	10,073,599
Hitachi Metals Ltd.	242,000	3,439,750
JFE Holdings Inc.	2,402,450	54,026,668
Kobe Steel Ltd.[b]	12,936,000	22,241,352
Maruichi Steel Tube Ltd.	184,800	4,549,367
Mitsubishi Materials Corp.	5,544,000	20,851,268
Nippon Steel & Sumitomo Metal Corp.	36,960,705	119,874,509
Sumitomo Metal Mining Co. Ltd.	2,136,000	28,441,049
Yamato Kogyo Co. Ltd.	184,800	6,210,248

		269,707,810
MULTILINE RETAIL — 0.61%
Don Quijote Co. Ltd.	184,800	11,319,260
Isetan Mitsukoshi Holdings Ltd.	1,848,060	26,592,999
J. Front Retailing Co. Ltd.	1,848,000	14,442,437
Marui Group Co. Ltd.	1,108,800	11,405,914
Takashimaya Co. Ltd.	1,848,000	17,511,454

		81,272,064
OFFICE ELECTRONICS — 2.02%
Brother Industries Ltd.	1,108,800	14,070,543
Canon Inc.	5,544,050	184,684,321
Konica Minolta Holdings Inc.	2,772,000	27,973,194
Ricoh Co. Ltd.	3,696,000	42,424,657

		269,152,715
OIL, GAS & CONSUMABLE FUELS — 1.20%
Idemitsu Kosan Co. Ltd.	184,800	16,608,802
INPEX Corp.	4,435,200	51,472,843
Japan Petroleum Exploration Co. Ltd.	184,800	7,112,900
JX Holdings Inc.	10,903,295	56,771,907
Showa Shell Sekiyu K.K.	924,000	10,272,183
TonenGeneral Sekiyu K.K.	1,848,000	17,872,515

		160,111,150
PAPER & FOREST PRODUCTS — 0.13%
Oji Holdings Corp.	3,696,000	17,403,136

		17,403,136
PERSONAL PRODUCTS — 0.87%
Kao Corp.	2,587,200	85,047,897
Shiseido Co. Ltd.	1,848,000	31,628,936

		116,676,833
PHARMACEUTICALS — 4.96%
Astellas Pharma Inc.	2,217,630	131,500,162
Chugai Pharmaceutical Co. Ltd.	1,108,800	26,483,818

Security	Shares	Value

Daiichi Sankyo Co. Ltd.	3,326,469	$61,092,773
Dainippon Sumitomo Pharma Co. Ltd.	739,200	10,651,297
Eisai Co. Ltd.	1,293,600	50,548,527
Hisamitsu Pharmaceutical Co. Inc.	184,800	9,802,804
Kyowa Hakko Kirin Co. Ltd.	1,848,000	21,537,283
Mitsubishi Tanabe Pharma Corp.	924,000	12,709,344
Ono Pharmaceutical Co. Ltd.	369,600	28,018,327
Otsuka Holdings Co. Ltd.	1,848,000	54,014,712
Santen Pharmaceutical Co. Ltd.	369,600	17,601,719
Shionogi & Co. Ltd.	1,478,400	32,524,367
Taisho Pharmaceutical Holdings Co. Ltd.	184,800	12,709,344
Takeda Pharmaceutical Co. Ltd.	3,880,800	188,609,193
Tsumura & Co.	184,800	5,016,941

		662,820,611
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.97%
Japan Prime Realty Investment Corp.	3,696	12,384,389
Japan Real Estate Investment Corp.	1,938	20,484,697
Japan Retail Fund Investment Corp.	9,240	18,233,576
Nippon Building Fund Inc.	3,696	43,471,734
Nippon Prologis REIT Inc.	1,100	10,638,402
Nomura Real Estate Office Fund Inc.	1,849	8,769,496
United Urban Investment Corp.	11,088	15,911,954

		129,894,248
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.24%
AEON Mall Co. Ltd.	554,400	15,949,866
Daito Trust Construction Co. Ltd.	369,600	35,095,120
Daiwa House Industry Co. Ltd.	2,698,000	52,449,763
Hulic Co. Ltd.	1,293,600	22,772,112
Mitsubishi Estate Co. Ltd.	5,850,000	162,530,162
Mitsui Fudosan Co. Ltd.	3,802,000	129,067,064
Nomura Real Estate Holdings Inc.	554,400	13,074,015
NTT Urban Development Corp.	554,400	6,385,362
Sumitomo Realty & Development Co. Ltd.	1,848,000	87,647,536
Tokyo Tatemono Co. Ltd.	1,848,000	18,269,682
Tokyu Fudosan Holdings Corp.[b]	2,481,300	22,736,867

		565,977,549
ROAD & RAIL — 3.44%
Central Japan Railway Co.	739,200	88,965,408
East Japan Railway Co.	1,663,200	136,318,547
Hankyu Hanshin Holdings Inc.	5,544,000	30,599,912
Keikyu Corp.	1,852,000	15,541,132
Keio Corp.	3,696,000	24,516,036
Keisei Electric Railway Co. Ltd.	270,000	2,624,432
Kintetsu Corp.	7,659,000	26,860,558
Nippon Express Co. Ltd.	3,696,000	19,064,016
Odakyu Electric Railway Co. Ltd.	2,013,000	17,914,746
Tobu Railway Co. Ltd.	5,544,000	27,079,568
Tokyu Corp.	5,544,000	37,369,804
West Japan Railway Co.	739,200	32,351,058

		459,205,217
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.59%
Advantest Corp.	739,200	9,517,566
Rohm Co. Ltd.	554,400	24,100,816
Sumco Corp.	554,400	5,383,418
Tokyo Electron Ltd.	739,252	40,080,580

		79,082,380

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2013

Security	Shares	Value

SOFTWARE — 0.99%
GungHo Online Entertainment Inc.[a,b]	18,480	$12,113,593
Konami Corp.	554,400	14,422,578
Nexon Co. Ltd.	554,400	5,166,782
Nintendo Co. Ltd.	554,400	71,110,946
Oracle Corp. Japan	184,800	7,293,430
Trend Micro Inc.	554,400	21,717,814

		131,825,143
SPECIALTY RETAIL — 1.29%
ABC-MART Inc.	184,800	8,430,772
Fast Retailing Co. Ltd.	234,500	88,883,896
Nitori Holdings Co. Ltd.	184,800	17,132,340
Sanrio Co. Ltd.[a]	184,800	8,466,878
Shimamura Co. Ltd.	184,800	18,973,751
USS Co. Ltd.	1,108,800	15,240,381
Yamada Denki Co. Ltd.	4,250,400	14,823,356

		171,951,374
TEXTILES, APPAREL & LUXURY GOODS — 0.09%
ASICS Corp.	739,200	12,211,080

		12,211,080
TOBACCO — 1.36%
Japan Tobacco Inc.	5,359,200	181,144,258

		181,144,258
TRADING COMPANIES & DISTRIBUTORS — 3.75%
ITOCHU Corp.	7,392,000	93,298,139
Marubeni Corp.	7,392,000	53,653,651
Mitsubishi Corp.	6,837,600	134,594,481
Mitsui & Co. Ltd.	8,316,000	115,277,722
Sojitz Corp.	6,283,200	11,600,887
Sumitomo Corp.	5,544,000	68,619,626
Toyota Tsusho Corp.	924,000	23,820,993

		500,865,499
TRANSPORTATION INFRASTRUCTURE — 0.15%
Kamigumi Co. Ltd.	1,848,000	16,662,961
Mitsubishi Logistics Corp.	242,000	3,829,825

		20,492,786
WIRELESS TELECOMMUNICATION SERVICES — 4.88%
KDDI Corp.	2,587,200	162,513,515
NTT DOCOMO Inc.	7,392,000	119,150,100
SoftBank Corp.	4,568,300	369,962,458

		651,626,073

TOTAL COMMON STOCKS
(Cost: $13,584,132,366)		13,243,490,542

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.14%[c,d,e]	60,511,569	$60,511,569
BlackRock Cash Funds: Prime,
SL Agency Shares
0.11%[c,d,e]	3,503,318	3,503,318
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,d]	3,867,004	3,867,004

		67,881,891

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,881,891)		67,881,891

TOTAL INVESTMENTS IN SECURITIES — 99.68%
(Cost: $13,652,014,257)		13,311,372,433
Other Assets, Less Liabilities — 0.32%		43,034,225

NET ASSETS — 100.00%		$13,354,406,658

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
899	TOPIX Index (Dec. 2013)	Tokyo Stock	$110,876,520	$4,868,461

See accompanying notes to schedules of investments.

116

Schedule of Investments  (Unaudited)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.56%

AIR FREIGHT & LOGISTICS — 0.26%
Kintetsu World Express Inc.	5,000	$195,135
Shibusawa Warehouse Co. Ltd. (The)	25,000	99,399
Yusen Logistics Co. Ltd.	5,000	63,059

		357,593
AIRLINES — 0.02%
Skymark Airlines Inc.[a]	7,500	24,691

		24,691
AUTO COMPONENTS — 4.11%
Aisan Industry Co. Ltd.	7,500	72,681
Akebono Brake Industry Co. Ltd.	22,500	109,681
Calsonic Kansei Corp.	50,000	251,551
Exedy Corp.	7,500	235,921
FCC Co. Ltd.	10,000	208,177
Futaba Industrial Co. Ltd.[b]	17,500	64,109
G-Tekt Corp.	2,500	85,478
Kayaba Industry Co. Ltd.	50,000	302,350
Keihin Corp.	12,500	207,224
Kinugawa Rubber Industrial Co. Ltd.	2,000	10,218
Mitsuba Corp.	8,100	135,389
Musashi Seimitsu Industry Co. Ltd.	5,000	109,510
Nifco Inc.	12,500	328,481
Nippon Seiki Co. Ltd.	4,000	68,187
Nissan Shatai Co. Ltd.	25,000	380,501
Nissin Kogyo Co. Ltd.	10,000	200,166
Pacific Industrial Co. Ltd.	12,500	85,356
Press Kogyo Co. Ltd.	25,000	109,901
Riken Corp.	25,000	107,947
Sanden Corp.	25,000	103,063
Sanoh Industrial Co. Ltd.	7,500	55,097
Showa Corp.	12,500	187,442
T.RAD Co. Ltd.	25,000	67,406
Tachi-S Co. Ltd.	7,500	110,707
Taiho Kogyo Co. Ltd.	5,000	56,660
Takata Corp.	10,000	268,647
Tokai Rika Co. Ltd.	15,000	304,352
Tokai Rubber Industries Ltd.	10,000	96,029
Topre Corp.	10,000	141,357
Toyo Tire & Rubber Co. Ltd.	50,000	295,511
TPR Co. Ltd.	7,500	126,386
TS Tech Co. Ltd.	12,500	438,382
Unipres Corp.	10,000	175,841
Yorozu Corp.	5,000	90,314

		5,590,022
BEVERAGES — 1.13%
Coca-Cola East Japan Co. Ltd.	13,166	263,667
ITO EN Ltd.	15,000	324,134
Sapporo Holdings Ltd.	100,000	455,234
Takara Holdings Inc.	50,000	489,425

		1,532,460

Security	Shares	Value

BIOTECHNOLOGY — 0.99%
3-D Matrix Ltd.[b]	3,000	$78,015
AnGes MG Inc.[b]	75	45,279
GNI Group Ltd.[b]	25,000	110,145
Japan Tissue Engineering Co. Ltd.[b]	25	106,848
NanoCarrier Co. Ltd.[a,b]	100	223,514
OncoTherapy Science Inc.[b]	27,500	85,430
PeptiDream Inc.[b]	1,200	143,018
ReproCELL Inc.[b]	5,000	84,843
Sosei Group Corp.[b]	2,500	109,290
Takara Bio Inc.[a]	12,500	261,808
UMN Pharma Inc.[b]	2,500	97,568

		1,345,758
BUILDING PRODUCTS — 1.89%
Aica Kogyo Co. Ltd.	15,000	309,627
Central Glass Co. Ltd.	50,000	166,561
Maeda Kosen Co. Ltd.	2,500	30,430
Nichias Corp.	25,000	177,551
Nichiha Corp.	7,500	113,271
Nippon Sheet Glass Co. Ltd.[b]	250,000	295,511
Nitto Boseki Co. Ltd.	50,000	259,855
Noritz Corp.	7,500	162,507
Okabe Co. Ltd.	10,000	124,652
Sankyo Tateyama Inc.	5,300	118,462
Sanwa Holdings Corp.	75,000	484,297
Takara Standard Co. Ltd.	25,000	190,495
Takasago Thermal Engineering Co. Ltd.	17,500	141,381

		2,574,600
CAPITAL MARKETS — 2.12%
GCA Savvian Group Corp.	5,000	49,138
Ichigo Group Holdings Co. Ltd.	27,500	104,504
Ichiyoshi Securities Co. Ltd.	10,000	159,136
Iwai Cosmo Holdings Inc.	2,500	34,484
JAFCO Co. Ltd.	7,500	417,623
kabu.com Securities Co. Ltd.	20,000	112,929
Kyokuto Securities Co. Ltd.	7,500	137,596
Marusan Securities Co. Ltd.	17,500	143,775
Matsui Securities Co. Ltd.	30,000	344,649
Mito Securities Co. Ltd.	25,000	120,891
Monex Group Inc.	47,500	192,107
Okasan Securities Group Inc.	50,000	473,795
Sawada Holdings Co. Ltd.	5,000	66,771
SPARX Group Co. Ltd.[b]	25,000	53,729
Tokai Tokyo Financial Holdings Inc.	52,500	471,841

		2,882,968
CHEMICALS — 6.98%
Achilles Corp.	50,000	72,290
Adeka Corp.	25,000	278,171
C. Uyemura & Co. Ltd.	2,500	107,336
Chugoku Marine Paints Ltd.	25,000	142,627
Dai Nippon Toryo Co. Ltd.	50,000	85,478
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	25,000	106,482
Daiso Co. Ltd.	25,000	73,267
Denki Kagaku Kogyo K.K.	125,000	534,851
DIC Corp.	200,000	619,352
Earth Chemical Co. Ltd.	5,000	179,260

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Fujimi Inc.	5,000	$63,010
Fujimori Kogyo Co. Ltd.	2,500	61,471
Ishihara Sangyo Kaisha Ltd.[b]	100,000	97,690
JSP Corp.	5,000	76,051
Konishi Co. Ltd.	2,500	49,382
Kureha Corp.	25,000	109,657
Lintec Corp.	12,500	229,693
Nihon Nohyaku Co. Ltd.	25,000	320,666
Nihon Parkerizing Co. Ltd.	9,000	185,161
Nippon Carbide Industries Co. Inc.[a]	25,000	77,663
Nippon Kayaku Co. Ltd.	50,000	702,877
Nippon Shokubai Co. Ltd.	28,000	327,143
Nippon Soda Co. Ltd.	50,000	323,353
Nippon Synthetic Chemical Industry Co. Ltd. (The)	11,000	99,937
Nippon Valqua Industries Ltd.	25,000	67,650
Nissan Chemical Industries Ltd.	32,500	510,209
NOF Corp.	50,000	342,891
Sakai Chemical Industry Co. Ltd.	25,000	78,640
Sanyo Chemical Industries Ltd.	6,000	39,095
Shin-Etsu Polymer Co. Ltd.	12,500	45,304
Stella Chemifa Corp.	2,500	40,859
Sumitomo Bakelite Co. Ltd.	50,000	178,772
Taiyo Holdings Co. Ltd.	5,000	159,723
Takasago International Corp.	25,000	144,336
Tenma Corp.	5,000	63,352
Toagosei Co. Ltd.	50,000	223,221
Tokai Carbon Co. Ltd.	50,000	169,492
Tokuyama Corp.	100,000	394,666
Tokyo Ohka Kogyo Co. Ltd.	10,000	202,315
Tosoh Corp.	150,000	674,059
Toyo Ink SC Holdings Co. Ltd.	50,000	258,389
Toyobo Co. Ltd.	225,000	415,425
Zeon Corp.	50,000	560,250

		9,491,516
COMMERCIAL BANKS — 6.20%
77 Bank Ltd. (The)	100,000	494,310
Aichi Bank Ltd. (The)	2,500	117,594
Awa Bank Ltd. (The)	50,000	253,505
Bank of Iwate Ltd. (The)	2,500	123,577
Bank of Nagoya Ltd. (The)	50,000	168,515
Bank of Saga Ltd. (The)	50,000	106,482
Bank of the Ryukyus Ltd.	10,000	114,688
Chiba Kogyo Bank Ltd. (The)[b]	10,000	71,411
Daishi Bank Ltd. (The)	100,000	348,752
Eighteenth Bank Ltd. (The)	50,000	115,762
Higashi-Nippon Bank Ltd. (The)	50,000	112,343
Higo Bank Ltd. (The)	50,000	281,835
Hokkoku Bank Ltd. (The)	75,000	260,099
Hokuetsu Bank Ltd. (The)	50,000	100,620
Hyakugo Bank Ltd. (The)	75,000	300,396
Hyakujushi Bank Ltd. (The)	75,000	276,217
Jimoto Holdings Inc.	47,500	100,230
Juroku Bank Ltd. (The)	75,000	283,544
Kagoshima Bank Ltd. (The)	50,000	320,910
Kansai Urban Banking Corp.	75,000	87,188
Keiyo Bank Ltd. (The)	75,000	372,930
Kiyo Bank Ltd. (The)[b]	17,500	233,869
Mie Bank Ltd. (The)	25,000	50,799
Minato Bank Ltd. (The)	50,000	84,990
Miyazaki Bank Ltd. (The)	50,000	141,161
Musashino Bank Ltd. (The)	7,500	260,831

Security	Shares	Value

Nanto Bank Ltd. (The)	75,000	$282,079
North Pacific Bank Ltd.	92,500	354,223
Ogaki Kyoritsu Bank Ltd. (The)	75,000	205,881
Oita Bank Ltd. (The)	50,000	176,330
San-in Godo Bank Ltd. (The)	50,000	358,032
Senshu Ikeda Holdings Inc.	57,500	269,062
Shiga Bank Ltd. (The)	75,000	393,445
Tochigi Bank Ltd. (The)	25,000	95,980
Toho Bank Ltd. (The)	50,000	149,465
Tokyo Tomin Bank Ltd. (The)	10,000	103,160
TOMONY Holdings Inc.	37,500	149,099
Towa Bank Ltd. (The)	75,000	66,673
Tsukuba Bank Ltd. (The)	22,500	80,008
Yachiyo Bank Ltd. (The)	5,000	130,220
Yamagata Bank Ltd. (The)	50,000	212,475
Yamanashi Chuo Bank Ltd. (The)	50,000	213,940

		8,422,630
COMMERCIAL SERVICES & SUPPLIES — 1.83%
AEON Delight Co. Ltd.	5,000	99,546
Daiseki Co. Ltd.	10,060	189,377
Duskin Co. Ltd.	12,500	242,759
Itoki Corp.	12,500	73,267
Kokuyo Co. Ltd.	25,000	187,076
Kyodo Printing Co. Ltd.	25,000	68,139
Matsuda Sangyo Co. Ltd.	5,060	69,253
Mitsubishi Pencil Co. Ltd.	5,000	119,474
Moshi Moshi Hotline Inc.	12,500	134,201
Nissha Printing Co. Ltd.[b]	7,500	123,675
Okamura Corp.	25,000	207,590
Oyo Corp.	5,000	81,913
Pilot Corp.	5,000	180,970
Pronexus Inc.	7,500	48,576
Sanix Inc.[b]	7,500	76,491
Sato Holdings Corp.	7,500	154,594
Sohgo Security Services Co. Ltd.	15,000	298,344
Toppan Forms Co. Ltd.	15,000	135,691

		2,490,936
COMMUNICATIONS EQUIPMENT — 0.48%
Denki Kogyo Co. Ltd.	25,000	170,957
Hitachi Kokusai Electric Inc.	25,000	326,772
Icom Inc.	2,500	58,101
Japan Radio Co. Ltd.[b]	25,000	91,828

		647,658
COMPUTERS & PERIPHERALS — 1.05%
Eizo Nanao Corp.	5,000	131,344
Japan Digital Laboratory Co. Ltd.	5,000	66,868
Melco Holdings Inc.	2,500	30,968
Roland DG Corp.	2,500	76,442
Seiko Epson Corp.	35,000	846,578
Wacom Co. Ltd.	40,000	280,174

		1,432,374
CONSTRUCTION & ENGINEERING — 3.73%
Chudenko Corp.	7,500	128,364
COMSYS Holdings Corp.	27,500	389,269
Fudo Tetra Corp.[b]	37,500	65,208

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Hazama Ando Corp.	35,000	$115,909
Hibiya Engineering Ltd.	7,500	87,115
Japan Bridge Corp.[b]	32,500	62,228
Kandenko Co. Ltd.	25,000	142,871
Kumagai Gumi Co. Ltd.[b]	25,000	67,650
Kyowa Exeo Corp.	22,500	271,895
Maeda Corp.	25,000	158,013
Maeda Road Construction Co. Ltd.	25,000	384,409
MIRAIT Holdings Corp.	17,500	148,732
Nippo Corp.	25,000	398,329
Nippon Koei Co. Ltd.	25,000	102,086
Nippon Road Co. Ltd. (The)	25,000	137,498
Nippon Steel & Sumikin Texeng Co. Ltd.	8,000	35,559
Nishimatsu Construction Co. Ltd.	75,000	230,059
Okumura Corp.	50,000	220,779
Penta-Ocean Construction Co. Ltd.	75,000	237,386
Raito Kogyo Co. Ltd.	7,500	56,416
SHO-BOND Holdings Co. Ltd.	5,000	231,769
Sumitomo Densetsu Co. Ltd.	2,500	37,879
Sumitomo Mitsui Construction Co. Ltd.[b]	180,000	219,802
Taihei Dengyo Kaisha Ltd.	1,000	6,047
Taikisha Ltd.	7,500	154,594
Tekken Corp.[b]	25,000	75,465
Toa Corp.[b]	50,000	112,343
Toda Corp.	50,000	169,491
Tokyu Construction Co. Ltd.[b]	20,040	100,038
Toshiba Plant Systems & Services Corp.	8,000	121,682
Totetsu Kogyo Co. Ltd.	7,500	144,263
Toyo Construction Co. Ltd.	20,000	67,601
Toyo Engineering Corp.	25,000	94,515
Yahagi Construction Co. Ltd.	10,000	75,905
Yumeshin Holdings Co. Ltd.	2,500	18,512

		5,069,681
CONSTRUCTION MATERIALS — 0.29%
Sumitomo Osaka Cement Co. Ltd.	100,000	386,851

		386,851
CONSUMER FINANCE — 0.94%
AIFUL Corp.[b]	87,500	372,686
Hitachi Capital Corp.	12,500	360,475
J Trust Co. Ltd.	15,000	199,287
Jaccs Co. Ltd.	25,000	115,762
Orient Corp.[b]	77,500	191,545
Pocket Card Co. Ltd.[a]	5,000	42,886

		1,282,641
CONTAINERS & PACKAGING — 0.75%
FP Corp.	5,000	367,313
Fuji Seal International Inc.	7,500	243,614
Nihon Yamamura Glass Co. Ltd.	25,000	44,693
Pack Corp. (The)	5,000	92,854
Rengo Co. Ltd.	50,000	269,135

		1,017,609
DISTRIBUTORS — 0.46%
Canon Marketing Japan Inc.	15,000	222,732
Chori Co. Ltd.	5,000	56,514
Doshisha Co. Ltd.	7,500	105,651

Security	Shares	Value

Nice Holdings Inc.	25,000	$65,696
Paltac Corp.	10,000	134,812
Yondoshi Holdings Inc.	2,500	37,073

		622,478
DIVERSIFIED CONSUMER SERVICES — 0.08%
Best Bridal Inc.	2,500	16,656
JP-Holdings Inc.	12,500	47,868
Riso Kyoiku Co. Ltd.	7,500	47,038

		111,562
DIVERSIFIED FINANCIAL SERVICES — 1.02%
Century Tokyo Leasing Corp.	12,580	433,200
Financial Products Group Co. Ltd.	5,000	51,482
Fuyo General Lease Co. Ltd.	5,000	200,508
IBJ Leasing Co. Ltd.	5,000	146,778
Japan Securities Finance Co. Ltd.	22,500	175,182
Ricoh Leasing Co. Ltd.	5,000	148,977
Zenkoku Hosho Co. Ltd.	5,000	230,792

		1,386,919
ELECTRIC UTILITIES — 0.12%
Okinawa Electric Power Co. Inc. (The)	5,000	166,805

		166,805
ELECTRICAL EQUIPMENT — 2.13%
Chiyoda Integre Co. Ltd.	2,500	46,036
Cosel Co. Ltd.	7,500	86,748
Daihen Corp.	25,000	110,389
Denyo Co. Ltd.	5,000	63,352
Endo Lighting Corp.	2,500	53,143
Fujikura Ltd.	100,000	469,887
Furukawa Electric Co. Ltd.	150,000	354,613
Futaba Corp.	10,000	125,043
GS Yuasa Corp.	100,000	577,346
IDEC Corp.	7,500	63,303
Nippon Carbon Co. Ltd.	25,000	47,624
Nippon Signal Co. Ltd. (The)	12,500	89,874
Nissin Electric Co. Ltd.	1,000	5,998
Nitto Kogyo Corp.	7,500	117,081
Sinfonia Technology Co. Ltd.	50,000	84,013
SWCC Showa Holdings Co. Ltd.[b]	75,000	76,931
Takaoka Toko Holdings Co. Ltd.	2,500	48,332
Tatsuta Electric Wire and Cable Co. Ltd.	10,000	55,976
Toyo Tanso Co. Ltd.	2,500	52,362
Ushio Inc.	30,000	367,802

		2,895,853
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.24%
Ai Holdings Corp.	10,000	127,485
Alps Electric Co. Ltd.[b]	45,000	486,641
Amano Corp.	17,500	170,102
Anritsu Corp.	37,500	445,831
Azbil Corp.	17,500	399,526
Canon Electronics Inc.	5,000	92,952
Daiwabo Holdings Co. Ltd.	50,000	98,178
Enplas Corp.	2,500	164,851
Hakuto Co. Ltd.	5,000	49,138

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Hioki E.E. Corp.	5,000	$67,943
HORIBA Ltd.	10,000	356,567
Hosiden Corp.	17,500	94,710
Iriso Electronics Co. Ltd.	2,500	114,419
Japan Aviation Electronics Industry Ltd.	25,000	281,102
Japan Cash Machine Co. Ltd.	5,000	110,829
Kaga Electronics Co. Ltd.	2,500	27,402
Koa Corp.	10,000	101,988
Macnica Inc.	2,500	68,456
MARUWA Co. Ltd.	2,500	75,343
Mitsumi Electric Co. Ltd.[b]	22,500	203,317
Nichicon Corp.	15,000	142,285
Nidec Copal Electronics Corp.	5,000	28,965
Nippon Ceramic Co. Ltd.	5,000	77,419
Nippon Chemi-Con Corp.[b]	25,000	93,294
Oki Electric Industry Co. Ltd.[b]	200,000	465,003
Ryosan Co. Ltd.	7,500	155,253
Ryoyo Electro Corp.	7,500	80,814
Sanshin Electronics Co. Ltd.	10,000	70,337
Shinko Shoji Co. Ltd.	7,500	62,790
SIIX Corp.	5,000	61,349
Star Micronics Co. Ltd.	10,000	116,251
Taiyo Yuden Co. Ltd.	27,500	352,464
TOKO Inc.[b]	25,000	84,501
Topcon Corp.	20,000	304,401
Toyo Corp.	7,500	81,253
UKC Holdings Corp.	2,500	42,275

		5,755,434
ENERGY EQUIPMENT & SERVICES — 0.35%
Japan Drilling Co. Ltd.	2,500	158,257
Modec Inc.	5,000	146,779
Shinko Plantech Co. Ltd.	12,500	93,904
Toyo Kanetsu K.K.	25,000	74,244

		473,184
FOOD & STAPLES RETAILING — 2.86%
Ain Pharmaciez Inc.	2,500	115,884
Arcs Co. Ltd.	7,500	140,893
Cawachi Ltd.	5,000	89,826
cocokara fine Inc.	5,000	130,953
Cosmos Pharmaceutical Corp.	2,500	267,425
CREATE HOLDINGS Co. Ltd.	2,500	91,584
Heiwado Co. Ltd.	7,500	110,121
Izumiya Co. Ltd.	25,000	111,855
Kasumi Co. Ltd.	12,500	77,541
Kato Sangyo Co. Ltd.	5,000	93,831
Maruetsu Inc. (The)	25,000	81,327
Matsumotokiyoshi Co. Ltd.	7,500	229,693
Ministop Co. Ltd.	5,000	76,002
Mitsubishi Shokuhin Co. Ltd.	2,500	65,281
San-A & Co. Ltd.	5,000	136,130
Sugi Holdings Co. Ltd.	10,000	404,923
Sundrug Co. Ltd.	10,000	450,838
Tsuruha Holdings Inc.	5,000	460,607
UNY Co. Ltd.	60,000	393,298
Valor Co. Ltd.	10,000	130,025
Welcia Holdings Co. Ltd.	2,500	129,439
Yokohama Reito Co. Ltd.	12,500	98,789

		3,886,265

Security	Shares	Value

FOOD PRODUCTS — 3.14%
Ariake Japan Co. Ltd.	5,000	$121,086
Dydo Drinco Inc.	2,500	106,604
Ezaki Glico Co. Ltd.	25,000	285,742
Fuji Oil Co. Ltd.	17,500	283,105
Fujiya Co. Ltd.	25,000	48,845
Hokuto Corp.	7,500	143,164
House Foods Group Inc.	17,500	267,206
Itoham Foods Inc.	50,000	215,406
J-Oil Mills Inc.	25,000	68,383
Kagome Co. Ltd.	20,000	334,685
Kameda Seika Co. Ltd.	2,500	67,967
Kewpie Corp.	27,500	390,612
KEY Coffee Inc.	7,500	115,249
Marudai Food Co. Ltd.	25,000	74,244
Maruha Nichiro Holdings Inc.	100,000	182,680
MEGMILK SNOW BRAND Co. Ltd.	12,500	158,990
Mitsui Sugar Co. Ltd.	25,000	90,363
Morinaga & Co. Ltd.	50,000	102,086
Morinaga Milk Industry Co. Ltd.	50,000	145,069
Nichirei Corp.	75,000	397,108
Nippon Beet Sugar Manufacturing Co. Ltd.	25,000	45,426
Nippon Flour Mills Co. Ltd.	25,000	119,181
Nippon Suisan Kaisha Ltd.[b]	70,000	153,861
Nisshin OilliO Group Ltd. (The)	25,000	78,640
Prima Meat Packers Ltd.	50,000	97,201
Sakata Seed Corp.	10,000	130,513
Warabeya Nichiyo Co. Ltd.	2,500	46,232

		4,269,648
GAS UTILITIES — 0.06%
Shizuoka Gas Co. Ltd.	12,500	77,785

		77,785
HEALTH CARE EQUIPMENT & SUPPLIES — 1.37%
Asahi Intecc Co. Ltd.	2,500	171,934
Eiken Chemical Co. Ltd.	5,000	96,029
Hogy Medical Co. Ltd.	2,500	131,637
JEOL Ltd.	25,000	118,693
Mani Inc.	2,500	90,729
Nagaileben Co. Ltd.	7,500	117,740
Nihon Kohden Corp.	10,000	371,709
Nikkiso Co. Ltd.	25,000	320,911
Nipro Corp.[a]	30,000	271,968
Paramount Bed Holdings Co. Ltd.	5,000	168,026

		1,859,376
HEALTH CARE PROVIDERS & SERVICES — 0.73%
BML Inc.	2,500	84,746
Message Co. Ltd.	2,500	77,785
Nichii Gakkan Co.	12,500	105,138
Ship Healthcare Holdings Inc.	7,500	320,178
Toho Holdings Co. Ltd.	12,500	213,696
Tokai Corp. (GIFU)	2,500	65,550
Tsukui Corp.	7,500	70,703
Vital KSK Holdings Inc.	7,500	52,313

		990,109

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 3.17%
Accordia Golf Co. Ltd.	27,500	$321,839
Atom Corp.	12,500	61,789
Colowide Co. Ltd.	12,500	128,340
Doutor Nichires Holdings Co. Ltd.	10,000	164,802
Fuji Kyuko Co. Ltd.	25,000	225,419
Fujita Kanko Inc.	25,000	98,178
H.I.S. Co. Ltd.	5,000	271,089
Hiramatsu Inc.	7,500	45,719
Kappa Create Co. Ltd.[b]	5,000	94,270
Kisoji Co. Ltd.	5,000	89,142
Kura Corp.	5,000	79,031
Kyoritsu Maintenance Co. Ltd.	2,500	96,224
MOS Food Services Inc.	7,500	141,699
Ohsho Food Service Corp.	2,500	78,518
PGM Holdings K.K.	7,500	73,853
Plenus Co. Ltd.	5,000	114,639
Resorttrust Inc.	10,000	369,755
Ringer Hut Co. Ltd.	5,000	71,900
Round One Corp.	20,000	157,671
Royal Holdings Co. Ltd.	7,500	115,103
Saint Marc Holdings Co. Ltd.	2,500	122,356
Saizeriya Co. Ltd.	10,000	117,032
Starbucks Coffee Japan Ltd.	12,500	138,963
Tokyo Dome Corp.	50,000	344,356
Tokyotokeiba Co. Ltd.	50,000	198,310
Toridoll Corp.	5,000	43,472
Watami Co. Ltd.[a]	7,500	104,113
Yomiuri Land Co. Ltd.	6,000	42,495
Yoshinoya Holdings Co. Ltd.	15,000	173,497
Zensho Holdings Co. Ltd.[a]	20,000	217,066

		4,300,640
HOUSEHOLD DURABLES — 2.19%
Alpine Electronics Inc.	12,500	171,690
Chofu Seisakusho Co. Ltd.	5,000	119,230
Clarion Co. Ltd.[a,b]	25,000	33,459
Cleanup Corp.	5,000	42,544
Corona Corp.	5,000	55,195
Foster Electric Co. Ltd.	7,500	147,194
France Bed Holdings Co. Ltd.	25,000	48,356
Fujitsu General Ltd.	25,000	286,963
Funai Electric Co. Ltd.	5,000	58,565
Haseko Corp.[a,b]	75,000	560,494
Hoosiers Holdings Co. Ltd.	7,500	54,657
Misawa Homes Co. Ltd.	7,500	113,931
PanaHome Corp.	25,000	176,574
Pioneer Corp.[a,b]	72,500	152,982
Sangetsu Co. Ltd.	7,500	189,322
Sumitomo Forestry Co. Ltd.	37,500	448,395
Takamatsu Construction Group Co. Ltd.	5,000	85,137
Tama Home Co. Ltd.	2,500	26,352
Token Corp.	2,000	104,137
West Holdings Corp.	5,000	70,825
Yamada SxL Home Co. Ltd.[a,b]	25,000	33,947

		2,979,949
HOUSEHOLD PRODUCTS — 0.60%
Lion Corp.	50,000	289,650
Pigeon Corp.	10,000	479,167

Security	Shares	Value

S.T. Corp.	5,000	$48,552

		817,369
INDUSTRIAL CONGLOMERATES — 0.33%
Katakura Industries Co. Ltd.	7,500	89,752
Nisshinbo Holdings Inc.	31,000	282,851
TOKAI Holdings Corp.	22,500	76,931

		449,534
INSURANCE — 0.01%
LIFENET INSURANCE Co.[b]	2,500	13,188

		13,188
INTERNET & CATALOG RETAIL — 0.60%
Askul Corp.	5,000	152,152
Belluna Co. Ltd.	15,000	72,241
Ikyu Corp.	50	69,897
Nissen Holdings Co. Ltd.	15,000	47,184
Senshukai Co. Ltd.	10,000	85,185
Start Today Co. Ltd.	15,000	384,800

		811,459
INTERNET SOFTWARE & SERVICES — 0.68%
Access Co. Ltd.[b]	7,500	54,145
F@N Communications Inc.	5,000	136,766
GMO Internet Inc.	17,500	204,293
Gurunavi Inc.[a]	5,000	123,187
Internet Initiative Japan Inc.	7,500	221,633
Macromill Inc.	10,000	61,935
SMS Co. Ltd.	2,500	44,644
UNITED Inc.	2,500	78,884

		925,487
IT SERVICES — 1.72%
Bit-Isle Inc.	5,000	41,616
Digital Garage Inc.	10,000	240,414
Future Architect Inc.	10,000	53,436
GMO Payment Gateway Inc.	737	30,779
Ines Corp.	7,500	47,770
Information Services International -Dentsu Ltd.	5,000	57,539
IT Holdings Corp.	20,048	303,956
NEC Networks & System Integration Corp.	5,000	122,014
Net One Systems Co. Ltd.	25,000	151,663
Nihon Unisys Ltd.	15,000	128,950
NS Solutions Corp.	5,000	114,444
OBIC Co. Ltd.	20,000	587,115
SCSK Corp.	12,756	321,377
Trans Cosmos Inc.	7,500	141,992

		2,343,065
LEISURE EQUIPMENT & PRODUCTS — 0.69%
Daikoku Denki Co. Ltd.	2,500	51,629
Dunlop Sports Co. Ltd.	5,000	61,642
Fields Corp.	5,000	86,162
Heiwa Corp.	12,500	202,095
Mars Engineering Corp.	2,500	47,428
Mizuno Corp.[a]	25,000	130,660

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Roland Corp.	5,000	$65,159
Tamron Co. Ltd.	5,000	106,238
Tomy Co. Ltd.	20,000	93,001
Universal Entertainment Corp.	5,000	90,949

		934,963
LIFE SCIENCES TOOLS & SERVICES — 0.27%
Chiome Bioscience Inc.[b]	2,500	79,495
CMIC Holdings Co. Ltd.	2,500	29,331
EPS Co. Ltd.	75	83,671
Medinet Co. Ltd.[b]	175	81,033
Shin Nippon Biomedical Laboratories Ltd.[b]	2,500	32,702
tella Inc.	2,500	65,086

		371,318
MACHINERY — 8.37%
Aichi Corp.	10,000	48,552
Aida Engineering Ltd.	15,000	155,180
Asahi Diamond Industrial Co. Ltd.	15,000	137,596
Bando Chemical Industries Ltd.	25,000	96,224
Chugai Ro Co. Ltd.	25,000	62,277
CKD Corp.	15,000	144,923
Daifuku Co. Ltd.	25,000	320,178
Daiwa Industries Ltd.	8,000	58,692
DMG Mori Seiki Co Ltd.	27,500	455,624
Ebara Corp.	125,000	766,864
Fuji Machine Manufacturing Co. Ltd.	20,000	168,222
Fujitec Co. Ltd.	25,000	310,897
Furukawa Co. Ltd.	75,000	153,129
Glory Ltd.	17,500	473,892
Hitachi Koki Co. Ltd.	15,000	108,142
Hitachi Zosen Corp.	42,500	333,806
Hoshizaki Electric Co. Ltd.	10,000	344,844
Iseki & Co. Ltd.	50,000	155,815
Juki Corp.[b]	50,000	97,201
Kitz Corp.	25,000	103,551
Komori Corp.	15,000	235,041
Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	92,830
Makino Milling Machine Co. Ltd.	25,000	204,171
Max Co. Ltd.	4,000	42,827
Meidensha Corp.	50,000	190,495
Minebea Co. Ltd.	100,000	706,296
Mitsui Engineering & Shipbuilding Co. Ltd.	200,000	410,296
Miura Co. Ltd.	7,500	192,546
Nachi-Fujikoshi Corp.	50,000	254,970
Namura Shipbuilding Co. Ltd.	7,500	97,006
Nippon Sharyo Ltd.	25,000	126,508
Nippon Thompson Co. Ltd.	25,000	125,043
Nitta Corp.	5,000	108,924
Nitto Kohki Co. Ltd.	5,000	90,754
Noritake Co. Ltd.	25,000	65,452
NTN Corp.[b]	125,000	567,821
Obara Group Inc.	5,000	148,000
Oiles Corp.	7,580	158,835
Okuma Corp.	50,000	517,755
OSG Corp.	20,000	316,905
Ryobi Ltd.	25,000	105,749
Shima Seiki Manufacturing Ltd.	7,500	150,418
ShinMaywa Industries Ltd.	25,000	184,633
Sintokogio Ltd.	12,500	98,178
Sodick Co. Ltd.	12,500	57,759

Security	Shares	Value

Tadano Ltd.	27,000	$359,508
Takeuchi Manufacturing Co. Ltd.	2,500	52,728
Takuma Co. Ltd.	25,000	221,511
Tocalo Co. Ltd.	5,000	80,692
Torishima Pump Manufacturing Co. Ltd.	5,000	47,526
Toshiba Machine Co. Ltd.	25,000	134,567
Tsubakimoto Chain Co.	50,000	362,429
Tsugami Corp.	25,000	144,092
Union Tool Co.	2,500	55,952
YAMABIKO Corp.	2,500	73,194
Yushin Precision Equipment Co. Ltd.	5,000	98,764

		11,375,784
MARINE — 0.58%
Daiichi Chuo Kisen Kaisha[b]	50,000	59,102
Iino Kaiun Kaisha Ltd.	20,000	124,652
Kawasaki Kisen Kaisha Ltd.	225,000	534,118
NS United Kaiwn Kaisha Ltd.[b]	25,000	75,954

		793,826
MEDIA — 2.19%
Adways Inc.[b]	5,000	94,173
Asatsu-DK Inc.	7,500	183,974
Avex Group Holdings Inc.	10,000	219,020
COOKPAD Inc.[a]	2,500	81,204
CyberAgent Inc.	15,000	559,029
Daiichikosho Co. Ltd.	10,000	293,557
Gakken Holdings Co. Ltd.	25,000	75,465
Kadokawa Corp.[a]	5,000	172,178
Next Co. Ltd.	2,500	78,030
Shochiku Co. Ltd.	25,000	233,234
SKY Perfect JSAT Holdings Inc.	50,000	256,924
Toei Co. Ltd.	25,000	145,558
Tohokushinsha Film Corp.	5,000	45,768
Tokyo Broadcasting System Holdings Inc.	10,000	124,066
TV Asahi Corp.	7,500	161,041
USEN Corp.[b]	30,500	104,880
ValueCommerce Co. Ltd.	5,000	71,069
Zenrin Co. Ltd.	7,500	72,974

		2,972,144
METALS & MINING — 2.91%
Aichi Steel Corp.	25,000	116,739
Asahi Holdings Inc.	7,500	129,243
Dowa Holdings Co. Ltd.	75,000	761,247
Godo Steel Ltd.	50,000	88,898
Kurimoto Ltd.	25,000	62,277
Kyoei Steel Ltd.	5,000	102,965
Mitsubishi Steel Manufacturing Co. Ltd.	25,000	67,894
Mitsui Mining & Smelting Co. Ltd.	150,000	430,811
Nakayama Steel Works Ltd.[b]	25,000	24,423
Neturen Co. Ltd.	10,000	84,306
Nippon Coke & Engineering Co. Ltd.	62,500	80,594
Nippon Denko Co. Ltd.	25,000	72,535
Nippon Light Metal Holdings Co. Ltd.	150,000	196,356
Nippon Yakin Kogyo Co. Ltd.[b]	37,500	127,851
Nisshin Steel Holdings Co. Ltd.	22,500	279,148
Nittetsu Mining Co. Ltd.	25,000	132,125
Osaka Steel Co. Ltd.	5,000	89,191
OSAKA Titanium technologies Co. Ltd.[a]	5,000	96,566

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Pacific Metals Co. Ltd.	25,000	$96,469
Sanyo Special Steel Co. Ltd.	25,000	118,937
Toho Titanium Co. Ltd.[a]	10,000	73,463
Toho Zinc Co. Ltd.	25,000	78,640
Tokyo Rope Manufacturing Co. Ltd.[a,b]	50,000	82,059
Tokyo Steel Manufacturing Co. Ltd.[b]	27,500	148,024
TOPY Industries Ltd.	50,000	96,224
UACJ Corp.	63,140	207,249
Yodogawa Steel Works Ltd.	25,000	107,459

		3,951,693
MULTILINE RETAIL — 1.15%
Daiei Inc. (The)[b]	30,000	99,351
Fuji Co. Ltd.	5,000	85,820
H2O Retailing Corp.	25,000	203,683
Izumi Co. Ltd.	12,500	379,158
Matsuya Co. Ltd.[b]	7,500	82,133
Ryohin Keikaku Co. Ltd.	5,000	520,197
Seria Co. Ltd.	5,000	193,181

		1,563,523
OFFICE ELECTRONICS — 0.20%
Riso Kagaku Corp.	5,000	108,924
Toshiba Tec Corp.	25,000	158,746

		267,670
OIL, GAS & CONSUMABLE FUELS — 0.27%
Cosmo Oil Co. Ltd.[b]	125,000	230,792
Fuji Oil Co. Ltd.	12,500	40,053
Itochu Enex Co. Ltd.	17,500	93,513

		364,358
PAPER & FOREST PRODUCTS — 0.67%
Daio Paper Corp.	25,000	207,346
Hokuetsu Kishu Paper Co. Ltd.	25,000	118,204
Mitsubishi Paper Mills Ltd.[b]	100,000	88,898
Nippon Paper Industries Co. Ltd.[a]	27,500	501,026

		915,474
PERSONAL PRODUCTS — 1.14%
Aderans Co. Ltd.	5,000	57,344
Dr. Ci:Labo Co. Ltd.	25	85,844
Euglena Co. Ltd.[a,b]	12,500	174,132
Fancl Corp.	12,500	139,452
Kobayashi Pharmaceutical Co. Ltd.	7,500	409,564
Kose Corp.	7,500	239,584
Mandom Corp.	5,000	159,967
Milbon Co. Ltd.	2,500	104,039
Pola Orbis Holdings Inc.	5,000	181,214

		1,551,140
PHARMACEUTICALS — 2.14%
Fuso Pharmaceutical Industries Ltd.	25,000	83,525
JCR Pharmaceuticals Co. Ltd.	2,500	42,666
Kaken Pharmaceutical Co. Ltd.	25,000	378,792
Kissei Pharmaceutical Co. Ltd.	5,000	113,955
KYORIN Holdings Inc.	12,500	258,389

Security	Shares	Value

Mochida Pharmaceutical Co. Ltd.	5,000	$299,907
Nichi-Iko Pharmaceutical Co. Ltd.	7,500	148,586
Nippon Shinyaku Co. Ltd.	13,000	235,833
Rohto Pharmaceutical Co. Ltd.	25,000	398,329
Sawai Pharmaceutical Co. Ltd.	7,500	517,999
Seikagaku Corp.	10,000	128,853
Torii Pharmaceutical Co. Ltd.	2,500	70,361
Towa Pharmaceutical Co. Ltd.	2,500	122,112
ZERIA Pharmaceutical Co. Ltd.	5,000	105,016

		2,904,323
PROFESSIONAL SERVICES — 0.64%
Benefit One Inc.	2,500	23,910
En-Japan Inc.	2,500	51,629
Meitec Corp.	7,500	211,376
Nihon M&A Center Inc.	2,500	166,561
Nomura Co. Ltd.	5,000	42,983
Pasona Group Inc.	7,500	59,127
Temp Holdings Co. Ltd.	10,000	259,659
Weathernews Inc.	2,500	52,239

		867,484
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.76%
Activia Properties Inc.	50	387,339
Advance Residence Investment Corp.	350	759,390
Daiwa House REIT Investment Corp.	25	182,924
Daiwa Office Investment Corp.	50	206,125
Daiwahouse Residential Investment Corp.	100	396,131
Frontier Real Estate Investment Corp.	53	496,009
Fukuoka REIT Corp.	25	198,066
Global One Real Estate Investment Corp. Ltd.	25	160,699
GLP J-Reit	525	525,692
Hankyu REIT Inc.	25	132,614
Heiwa Real Estate REIT Inc.	175	131,295
Ichigo Real Estate Investment Corp.	125	77,785
Industrial & Infrastructure Fund Investment Corp.	25	219,802
Japan Excellent Inc.	50	296,000
Japan Hotel REIT Investment Corp.	650	306,062
Japan Logistics Fund Inc.	50	486,983
Japan Rental Housing Investments Inc.	225	141,113
Kenedix Realty Investment Corp.	100	465,980
Kenedix Residential Investment Corp.	50	105,993
MID REIT Inc.	50	114,297
Mori Hills REIT Investment Corp.	50	341,914
MORI TRUST Sogo REIT Inc.[a]	50	419,088
Nippon Accommodations Fund Inc.	75	512,138
Nomura Real Estate Master Fund Inc.	350	343,965
Nomura Real Estate Residential Fund Inc.	50	263,274
ORIX JREIT Inc.	450	561,373
Premier Investment Corp.	50	194,891
Sekisui House SI Investment Corp.	50	242,759
TOKYU REIT Inc.	50	298,930
Top REIT Inc.	50	220,779

		9,189,410
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.51%
Airport Facilities Co. Ltd.	5,000	41,372
Daibiru Corp.	12,500	146,534
Daikyo Inc.	75,000	205,148
Goldcrest Co. Ltd.	5,000	127,778

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Heiwa Real Estate Co. Ltd.	10,000	$176,330
Japan Asset Marketing Co. Ltd.[b]	12,500	15,630
Kenedix Inc.[b]	67,500	343,550
Leopalace21 Corp.[a,b]	45,000	255,849
Raysum Co. Ltd.[b]	50	79,031
Relo Holdings Inc.	2,500	122,112
Sumitomo Real Estate Sales Co. Ltd.	5,000	156,792
Sun Frontier Fudousan Co. Ltd.	5,000	72,877
Takara Leben Co. Ltd.	25,000	94,759
TOC Co. Ltd.	20,000	156,303
Tosei Corp.	7,500	56,929

		2,050,994
ROAD & RAIL — 1.58%
Fukuyama Transporting Co. Ltd.	50,000	299,419
Hitachi Transport System Ltd.	12,500	198,798
Nippon Konpo Unyu Soko Co. Ltd.	17,500	304,816
Sankyu Inc.	75,000	283,544
Seino Holdings Co. Ltd.	50,000	571,973
Senko Co. Ltd.	25,000	132,370
Sotetsu Holdings Inc.	100,000	354,613

		2,145,533
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.36%
Axell Corp.	2,500	44,107
Dainippon Screen Manufacturing Co. Ltd.[b]	50,000	271,089
DISCO Corp.	7,500	515,069
Megachips Corp.	5,000	73,609
Mimasu Semiconductor Industry Co. Ltd.	7,500	66,746
Mitsui High-Tech Inc.	7,500	53,338
Sanken Electric Co. Ltd.	25,000	157,280
Shindengen Electric Manufacturing Co. Ltd.	25,000	151,663
Shinko Electric Industries Co. Ltd.	20,000	167,245
Tokyo Seimitsu Co. Ltd.	10,000	205,344
ULVAC Inc.[b]	10,000	135,398

		1,840,888
SOFTWARE — 1.17%
Broadleaf Co. Ltd.[b]	5,000	97,641
Capcom Co. Ltd.	12,500	241,782
Colopl Inc.[a,b]	7,500	185,000
DTS Corp.	5,000	91,389
Dwango Co. Ltd.	5,000	134,372
Fuji Soft Inc.	5,000	109,217
Justsystems Corp.[b]	7,500	73,267
NSD Co. Ltd.	10,000	118,497
Obic Business Consultants Co. Ltd.	2,500	82,426
Square Enix Holdings Co. Ltd.	17,500	299,858
Systena Corp.	5,000	35,217
Tecmo Koei Holdings Co. Ltd.	10,000	124,945

		1,593,611
SPECIALTY RETAIL — 3.04%
Adastria Holdings Co. Ltd.	3,760	149,496
Alpen Co. Ltd.	5,000	91,731
Aoki Holdings Inc.	5,000	160,699
Aoyama Trading Co. Ltd.	15,000	403,116
Arc Land Sakamoto Co. Ltd.	5,000	75,661
Asahi Co. Ltd.	5,000	80,740

Security	Shares	Value

Autobacs Seven Co. Ltd.	17,500	$261,906
BIC Camera Inc.[a]	200	101,793
Chiyoda Co. Ltd.	7,500	157,525
DCM Holdings Co. Ltd.	22,500	152,982
EDION Corp.	20,000	116,446
Geo Holdings Corp.	10,000	89,288
Gulliver International Co. Ltd.	15,000	88,507
Honeys Co. Ltd.	5,000	52,459
Jin Co. Ltd.[a]	2,500	97,445
Joshin Denki Co. Ltd.	7,000	53,407
K’s Holdings Corp.	12,500	409,075
Keiyo Co. Ltd.[a]	12,500	56,416
Kohnan Shoji Co. Ltd.	7,500	77,810
Komeri Co. Ltd.	7,500	189,689
Konaka Co. Ltd.	5,000	45,328
Nishimatsuya Chain Co. Ltd.	15,000	119,572
Otsuka Kagu Ltd.	2,500	26,083
Pal Co. Ltd.	2,500	67,821
Paris Miki Holdings Inc.	10,000	45,133
Shimachu Co. Ltd.	12,500	281,835
T-Gaia Corp.	7,500	79,641
Tsutsumi Jewelry Co. Ltd.	2,500	56,342
United Arrows Ltd.	5,000	211,987
VT Holdings Co. Ltd.	5,000	75,026
Xebio Co. Ltd.	7,500	155,986
Yellow Hat Ltd.	5,000	98,569

		4,129,514
TEXTILES, APPAREL & LUXURY GOODS — 1.39%
Atsugi Co. Ltd.	50,000	56,660
Daidoh Ltd.	7,500	45,865
Descente Ltd.	25,000	177,063
Fujibo Holdings Inc.	25,000	49,822
Gunze Ltd.	50,000	128,462
Japan Wool Textile Co. Ltd. (The)	25,000	185,366
Kurabo Industries Ltd.	50,000	87,921
Onward Holdings Co. Ltd.	25,000	200,508
Sanyo Shokai Ltd.	25,000	69,848
Seiko Holdings Corp.	50,000	261,808
Seiren Co. Ltd.	15,000	107,849
TSI Holdings Co. Ltd.	25,000	158,501
Unitika Ltd.[b]	150,000	90,851
Wacoal Holdings Corp.	25,000	273,043

		1,893,567
TRADING COMPANIES & DISTRIBUTORS — 2.39%
Hanwa Co. Ltd.	50,000	241,293
Inaba Denki Sangyo Co. Ltd.	5,000	150,686
Inabata & Co. Ltd.	12,500	136,033
Iwatani Corp.	50,000	276,462
Japan Pulp & Paper Co. Ltd.	25,000	76,198
Kamei Corp.	7,500	56,049
Kanamoto Co. Ltd.	4,000	99,839
Kanematsu Corp.	100,000	155,327
Kuroda Electric Co. Ltd.	10,000	149,856
Misumi Group Inc.	22,500	641,381
Mitsui Matsushima Co. Ltd.	50,000	79,129
MonotaRO Co. Ltd.	7,500	151,663
Nagase & Co. Ltd.	30,000	359,302
NEC Capital Solutions Ltd.	2,500	74,000
Nippon Steel & Sumikin Bussan Corp.	26,440	97,634

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Nishio Rent All Co. Ltd.	5,000	$126,215
Onoken Co. Ltd.	5,000	65,012
Trusco Nakayama Corp.	5,000	107,019
Yamazen Corp.	17,500	107,532
Yuasa Trading Co. Ltd.	50,000	103,063

		3,253,693
TRANSPORTATION INFRASTRUCTURE — 0.51%
Japan Airport Terminal Co. Ltd.	12,500	279,637
Mitsui-Soko Co. Ltd.	25,000	121,868
Sumitomo Warehouse Co. Ltd. (The)	50,000	290,138

		691,643

TOTAL COMMON STOCKS
(Cost: $126,992,438)		135,308,650

SHORT-TERM INVESTMENTS — 2.20%

MONEY MARKET FUNDS — 2.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	2,715,023	2,715,023
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	157,187	157,187
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	115,764	115,764

		2,987,974

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,987,974)		2,987,974

TOTAL INVESTMENTS IN SECURITIES — 101.76%
(Cost: $129,980,412)		138,296,624
Other Assets, Less Liabilities — (1.76)%		(2,395,148)

NET ASSETS — 100.00%		$135,901,476

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.	125

Schedule of Investments  (Unaudited)

iSHARES® MSCI MALAYSIA ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.54%

AIRLINES — 0.64%
AirAsia Bhd	7,295,800	$5,410,165

		5,410,165
AUTOMOBILES — 1.40%
UMW Holdings Bhd	3,064,000	11,826,298

		11,826,298
CHEMICALS — 4.03%
Petronas Chemicals Group Bhd	16,315,400	34,169,702

		34,169,702
COMMERCIAL BANKS — 25.22%
Alliance Financial Group Bhd	6,316,200	9,681,051
CIMB Group Holdings Bhd	26,624,864	62,617,583
Hong Leong Bank Bhd	3,286,640	14,398,807
Hong Leong Financial Group Bhd	1,223,300	6,004,532
Malayan Banking Bhd	25,408,120	77,099,415
Public Bank Bhd Foreign	6,174,000	35,132,225
RHB Capital Bhd	3,687,300	8,706,284

		213,639,897
CONSTRUCTION & ENGINEERING — 4.30%
Dialog Group Bhd	10,609,400	9,809,498
Gamuda Bhd	9,947,200	14,690,869
IJM Corp. Bhd	6,551,540	11,891,564

		36,391,931
CONSTRUCTION MATERIALS — 0.80%
Lafarge Malaysia Bhd	2,228,960	6,798,224

		6,798,224
DIVERSIFIED FINANCIAL SERVICES — 2.62%
AMMB Holdings Bhd	9,660,437	22,180,339

		22,180,339
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.18%
Telekom Malaysia Bhd	6,255,100	9,975,555

		9,975,555
ELECTRIC UTILITIES — 5.94%
Tenaga Nasional Bhd	16,441,912	50,300,109

		50,300,109
ENERGY EQUIPMENT & SERVICES — 4.16%
Bumi Armada Bhd[a]	5,979,900	7,365,871

Security	Shares	Value

Sapurakencana Petroleum Bhd[a]	20,949,900	$27,885,533

		35,251,404
FOOD PRODUCTS — 9.26%
Felda Global Ventures Holdings Bhd	7,441,900	10,298,130
Genting Plantations Bhd	1,321,400	4,509,898
IOI Corp. Bhd	16,876,630	29,532,793
Kuala Lumpur Kepong Bhd	2,799,300	21,366,050
PPB Group Bhd	2,763,566	12,741,729

		78,448,600
GAS UTILITIES — 3.02%
Petronas Gas Bhd	3,459,100	25,607,858

		25,607,858
HEALTH CARE PROVIDERS & SERVICES — 2.11%
IHH Healthcare Bhd[a]	14,221,700	17,870,892

		17,870,892
HOTELS, RESTAURANTS & LEISURE — 7.71%
Berjaya Sports Toto Bhd	3,922,313	4,758,375
Genting Bhd	11,920,100	37,798,145
Genting Malaysia Bhd	17,301,000	22,760,236

		65,316,756
INDUSTRIAL CONGLOMERATES — 6.02%
MMC Corp. Bhd	4,416,800	3,864,529
Sime Darby Bhd	15,757,025	47,178,185

		51,042,714
MARINE — 1.31%
MISC Bhd[a]	6,503,920	11,078,660

		11,078,660
MEDIA — 0.97%
Astro Malaysia Holdings Bhd	9,090,000	8,235,433

		8,235,433
MULTI-UTILITIES — 2.58%
YTL Corp. Bhd	28,162,712	14,155,629
YTL Power International Bhd	12,832,775	7,724,351

		21,879,980
MULTILINE RETAIL — 0.44%
Parkson Holdings Bhd	3,490,871	3,747,569

		3,747,569
OIL, GAS & CONSUMABLE FUELS — 1.65%
Petronas Dagangan Bhd	1,447,500	14,012,411

		14,012,411

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

November 30, 2013

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.75%
UEM Sunrise Bhd	8,845,700	$6,312,476

		6,312,476
TOBACCO — 1.72%
British American Tobacco (Malaysia) Bhd	748,700	14,611,613

		14,611,613
TRANSPORTATION INFRASTRUCTURE — 1.03%
Malaysia Airports Holdings Bhd	3,232,600	8,685,795

		8,685,795
WIRELESS TELECOMMUNICATION SERVICES — 10.68%
Axiata Group Bhd	14,919,400	31,107,157
DiGi.Com Bhd	20,387,100	30,805,206
Maxis Bhd	13,114,900	28,606,189

		90,518,552

TOTAL COMMON STOCKS (Cost: $375,367,818)		843,312,933

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	234,672	234,672

		234,672

TOTAL SHORT-TERM INVESTMENTS (Cost: $234,672)		234,672

TOTAL INVESTMENTS IN SECURITIES — 99.57% (Cost: $375,602,490)		843,547,605
Other Assets, Less Liabilities—0.43%		3,678,957

NET ASSETS — 100.00%		$847,226,562

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

127

Schedule of Investments  (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 100.06%

AIRLINES — 0.36%
Grupo Aeromexico SAB de CVa,b	6,182,636	$8,587,158

		8,587,158
BEVERAGES — 9.99%
Arca Continental SAB de CV	4,665,829	29,247,444
Coca-Cola FEMSA SAB de CV Series L	2,398,658	29,258,914
Fomento Economico Mexicano SAB de CV BD Units	18,812,010	180,802,025

		239,308,383
BUILDING PRODUCTS — 0.03%
Corporacion Geo SAB de CV Series Ba,b	15,588,128	350,733
Urbi Desarrollos Urbanos SAB de CVa,b	29,674,089	296,742

		647,475
CHEMICALS — 2.35%
Mexichem SAB de CV	13,278,574	56,341,789

		56,341,789
COMMERCIAL BANKS — 13.38%
Banregio Grupo Financiero SAB de CVb	3,183,300	17,746,070
Grupo Financiero Banorte SAB de CV Series O	23,736,778	162,342,081
Grupo Financiero Inbursa SAB de CV Series O	28,583,792	75,518,144
Grupo Financiero Santander Mexico SAB de CV Series B	22,739,550	64,832,555

		320,438,850
CONSTRUCTION & ENGINEERING — 1.85%
Empresas ICA SAB de CVa,b	9,553,788	18,088,676
Promotora y Operadora Infraestructura SAB de CVa	2,237,100	26,327,058

		44,415,734
CONSTRUCTION MATERIALS — 4.50%
Cemex SAB de CV CPO[a,b]	97,794,608	107,841,808

		107,841,808
CONSUMER FINANCE — 1.21%
Compartamos SAB de CV	15,397,506	29,082,383

		29,082,383
CONTAINERS & PACKAGING — 0.35%
Bio Pappel SAB de CVa,b	3,495,700	8,504,658

		8,504,658
DIVERSIFIED FINANCIAL SERVICES — 0.70%
Bolsa Mexicana de Valores SAB de CVb	7,035,787	16,779,040

		16,779,040

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.36%
Axtel SAB de CV CPO[a,b]	29,091,577	$8,613,971

		8,613,971
FOOD & STAPLES RETAILING — 7.16%
Controladora Comercial Mexicana SAB de CV BC Units[b]	6,023,655	24,340,554
Grupo Comercial Chedraui SAB de CVb	5,764,300	18,233,729
Wal-Mart de Mexico SAB de CV Series V	48,780,233	128,951,428

		171,525,711
FOOD PRODUCTS — 3.13%
Grupo Bimbo SAB de CV Series A	20,400,704	63,519,887
Grupo Herdez SAB de CVb	3,275,544	11,511,117

		75,031,004
HOTELS, RESTAURANTS & LEISURE — 0.93%
Alsea SAB de CVb	6,666,366	20,090,035
Hoteles City Express SAB de CVa	1,234,400	2,159,111

		22,249,146
HOUSEHOLD DURABLES — 0.70%
Consorcio ARA SAB de CVa,b	30,861,852	13,141,974
Desarrolladora Homex SAB de CVa,b,c	19,505,546	3,721,367

		16,863,341
HOUSEHOLD PRODUCTS — 2.41%
Kimberly-Clark de Mexico SAB de CV Series A	19,444,454	57,782,470

		57,782,470
INDUSTRIAL CONGLOMERATES — 5.83%
Alfa SAB de CV Series A	33,794,351	99,084,534
Grupo Carso SAB de CV Series A1	7,588,433	40,485,155

		139,569,689
MEDIA — 6.65%
Grupo Televisa SAB de CV CPO	24,163,897	147,652,636
TV Azteca SAB de CV CPO[b]	24,286,339	11,620,746

		159,273,382
METALS & MINING — 8.39%
Grupo Mexico SAB de CV Series B	34,947,586	103,612,608
Grupo Simec SAB de CV Series Ba,b	2,871,454	10,641,061
Industrias CH SAB de CV Series Ba	3,130,183	18,231,084
Industrias Penoles SAB de CV	1,803,573	46,236,709
Minera Frisco SAB de CV Series A1[a]	9,994,003	22,194,066

		200,915,528
MULTILINE RETAIL — 1.71%
El Puerto de Liverpool SA de CV Series C1	2,695,195	30,769,907
Grupo Famsa SAB de CV Series Aa,b	5,599,540	10,123,293

		40,893,200

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

November 30, 2013

Security	Shares	Value

PHARMACEUTICALS — 1.37%
Genomma Lab Internacional SAB de CV Series Ba,b	11,180,593	$32,772,800

		32,772,800
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.69%
Concentradora Fibra Hotelera Mexicana SA de CVb	8,800,100	13,606,031
Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,737,200	2,202,033
Fibra Uno Administracion SA de CV	17,118,900	53,510,647
Macquarie Mexico Real Estate Management SA de CV	9,657,300	16,958,083
TF Administradora Industrial S de RL de CV	1,179,700	2,201,176

		88,477,970
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.60%
Corporacion Inmobiliaria Vesta SAB de CV	7,674,249	14,278,217

		14,278,217
TRANSPORTATION INFRASTRUCTURE — 4.33%
Grupo Aeroportuario del Centro Norte SAB de CVb	4,206,892	14,424,547
Grupo Aeroportuario del Pacifico SAB de CV Series B	4,743,949	24,947,479
Grupo Aeroportuario del Sureste SAB de CV Series B	2,836,465	37,655,743
OHL Mexico SAB de CVa	10,301,900	26,620,039

		103,647,808
WIRELESS TELECOMMUNICATION SERVICES — 18.08%
America Movil SAB de CV Series L	373,026,418	432,985,353

		432,985,353

TOTAL COMMON STOCKS (Cost: $2,582,648,061)		2,396,826,868

SHORT-TERM INVESTMENTS — 4.30%

MONEY MARKET FUNDS — 4.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	97,284,551	97,284,551
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	5,632,290	5,632,290

		102,916,841

TOTAL SHORT-TERM INVESTMENTS (Cost: $102,916,841)		102,916,841

TOTAL INVESTMENTS IN SECURITIES — 104.36% (Cost: $2,685,564,902)		2,499,743,709
Other Assets, Less Liabilities — (4.36)%		(104,409,417)

NET ASSETS — 100.00%		$2,395,334,292

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

129

Schedule of Investments  (Unaudited)

iSHARES® MSCI NETHERLANDS ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

AIR FREIGHT & LOGISTICS — 1.51%
PostNL NVa	343,682	$2,020,098
TNT Express NV	276,762	2,543,194

		4,563,292
BEVERAGES — 5.68%
Heineken Holding NV	78,631	4,961,163
Heineken NV	179,967	12,259,055

		17,220,218
CAPITAL MARKETS — 0.46%
BinckBank NV	40,391	415,372
Tetragon Financial Group Ltd.	99,902	981,038

		1,396,410
CHEMICALS — 8.00%
Akzo Nobel NV	187,376	14,141,402
Koninklijke DSM NV	120,456	9,474,677
Koninklijke Ten Cate NV	19,598	629,468

		24,245,547
COMPUTERS & PERIPHERALS — 2.31%
Gemalto NVb	61,901	7,005,463

		7,005,463
CONSTRUCTION & ENGINEERING — 3.07%
Arcadis NV	46,605	1,592,722
Grontmij NVa	47,322	234,981
Koninklijke BAM Groep NV	172,558	827,011
OCI NVa	70,744	2,860,748
Royal Boskalis Westminster NV CVA	60,945	3,045,769
Royal Imtech NVa,b	263,856	735,032

		9,296,263
DIVERSIFIED FINANCIAL SERVICES — 12.88%
ING Groep NV CVA[a]	2,997,299	39,005,937
SNS REAAL NVa,b,c	68,952	1

		39,005,938
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.35%
Koninklijke KPN NVa	2,500,896	8,151,798
Ziggo NV	117,110	5,029,089

		13,180,887
ELECTRICAL EQUIPMENT — 0.37%
Kendrion NV	7,887	245,376
TKH Group NV	25,573	876,392

		1,121,768

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 2.07%
Fugro NV CVA	54,970	$3,350,410
SBM Offshore NVa	146,268	2,931,506

		6,281,916
FOOD & STAPLES RETAILING — 4.82%
Amsterdam Commodities NV	11,233	246,620
Koninklijke Ahold NV	787,027	14,359,128

		14,605,748
FOOD PRODUCTS — 17.89%
Corbion NV	50,668	1,092,409
Koninklijke Wessanen NV	60,228	232,972
Nutreco NV	54,970	2,644,253
Unilever NV CVA	1,271,958	50,223,202

		54,192,836
HOUSEHOLD DURABLES — 0.20%
TomTom NVa,b	77,914	591,311

		591,311
INDUSTRIAL CONGLOMERATES — 9.02%
Koninklijke Philips NV	761,693	27,321,956

		27,321,956
INSURANCE — 5.30%
AEGON NV	1,402,213	12,484,149
Delta Lloyd NV	146,746	3,574,459

		16,058,608
LEISURE EQUIPMENT & PRODUCTS — 0.09%
Accell Group NV	15,057	268,254

		268,254
MACHINERY — 0.74%
Aalberts Industries NV	73,373	2,242,278

		2,242,278
MEDIA — 6.03%
Reed Elsevier NV	542,291	11,606,962
Wolters Kluwer NV	235,893	6,664,488

		18,271,450
METALS & MINING — 0.07%
AMG Advanced Metallurgical Group NVa	21,510	219,652

		219,652
OIL, GAS & CONSUMABLE FUELS — 1.09%
Koninklijke Vopak NV	54,970	3,297,270

		3,297,270

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

November 30, 2013

Security	Shares	Value

PROFESSIONAL SERVICES — 2.37%
Brunel International NV	7,409	$457,630
Randstad Holding NV	96,795	6,043,946
USG People NV	50,429	672,334

		7,173,910

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.97%
Corio NV	53,775	2,337,098
Eurocommercial Properties NV	27,246	1,105,855
Nieuwe Steen Investments NV	106,116	665,919
VastNed Retail NV	14,101	638,758
Wereldhave NV	16,013	1,225,519

		5,973,149

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.15%
ASM International NV	39,435	1,336,949
ASML Holding NV	279,152	26,183,672
BE Semiconductor Industries NV	18,403	203,585

		27,724,206

SOFTWARE — 0.34%
Unit4 NV	19,598	1,017,982

		1,017,982

TOTAL COMMON STOCKS (Cost: $284,294,615)		302,276,312

SHORT-TERM INVESTMENTS — 2.76%

MONEY MARKET FUNDS — 2.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	7,903,565	7,903,565
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	457,577	457,577
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	20,005	20,005

		8,381,147

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,381,147)		8,381,147

TOTAL INVESTMENTS IN SECURITIES — 102.54%
(Cost: $292,675,762)		310,657,459
Other Assets, Less Liabilities — (2.54)%		(7,707,535)

NET ASSETS — 100.00%		$302,949,924

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

131

Schedule of Investments  (Unaudited)

iSHARES® MSCI PACIFIC ex JAPAN ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.32%

AUSTRALIA — 62.65%
AGL Energy Ltd.	1,196,195	$16,408,081
ALS Ltd.[a]	852,752	6,538,224
Alumina Ltd.[b]	5,543,366	5,141,794
Amcor Ltd.	2,688,033	27,119,319
AMP Ltd.	6,788,795	28,910,375
APA Group	1,830,262	10,236,224
Asciano Ltd.	2,255,443	11,892,763
ASX Ltd.	482,063	16,343,792
Aurizon Holdings Ltd.	4,527,855	19,323,443
Australia and New Zealand Banking Group Ltd.	5,008,962	146,020,399
Bank of Queensland Ltd.	812,600	9,037,379
Bendigo and Adelaide Bank Ltd.	1,143,854	11,770,207
BGP Holdings PLC[b,c]	27,004,595	368
BHP Billiton Ltd.	6,924,308	236,595,758
Boral Ltd.	1,749,958	7,708,143
Brambles Ltd.	3,481,274	30,254,769
Caltex Australia Ltd.	297,077	5,171,769
CFS Retail Property Trust Group	4,919,098	9,215,405
Coca-Cola Amatil Ltd.	1,271,480	14,047,885
Cochlear Ltd.	124,280	6,641,768
Commonwealth Bank of Australia	3,475,299	247,148,803
Computershare Ltd.	1,059,965	10,548,593
Crown Resorts Ltd.	889,797	13,742,089
CSL Ltd.	1,055,185	66,275,050
Dexus Property Group	10,735,163	10,251,798
Echo Entertainment Group Ltd.	1,683,994	3,878,075
Federation Centres	3,325,207	7,232,205
Flight Centre Travel Group Ltd.	121,173	5,391,638
Fortescue Metals Group Ltd.	3,409,813	17,699,215
Goodman Group	3,879,448	17,158,938
GPT Group	3,959,513	12,953,881
Harvey Norman Holdings Ltd.	1,216,032	3,589,406
Iluka Resources Ltd.	901,030	7,221,276
Incitec Pivot Ltd.	3,642,599	8,621,568
Insurance Australia Group Ltd.	4,806,290	26,572,992
James Hardie Industries SE	988,982	11,333,421
Leighton Holdings Ltd.	398,891	5,927,204
Lend Lease Group	1,255,945	12,682,592
Macquarie Group Ltd.	699,553	34,636,559
Metcash Ltd.	2,002,103	5,580,349
Mirvac Group	8,286,369	12,873,253
National Australia Bank Ltd.	4,588,322	144,995,321
Newcrest Mining Ltd.	1,607,514	11,296,820
Orica Ltd.	824,550	17,466,486
Origin Energy Ltd.	2,385,937	30,416,434
Qantas Airways Ltd.[b]	2,720,298	3,032,853
QBE Insurance Group Ltd.	2,687,316	38,433,346
Ramsay Health Care Ltd.	286,561	10,144,994
REA Group Ltd.	110,418	4,087,683
Rio Tinto Ltd.	954,088	57,597,298
Santos Ltd.	2,093,162	26,779,717
Seek Ltd.	716,044	8,748,754
Sonic Healthcare Ltd.	815,229	12,359,506
SP AusNet	3,978,394	4,217,362
Stockland Corp. Ltd.	5,076,121	17,859,439
Suncorp Group Ltd.	2,930,857	35,327,633

Security	Shares	Value

Sydney Airport	1,963,385	$7,105,191
Tabcorp Holdings Ltd.	1,648,622	5,318,276
Tatts Group Ltd.	3,123,730	8,820,782
Telstra Corp. Ltd.	9,590,353	44,346,589
Toll Holdings Ltd.	1,583,375	8,276,656
Transurban Group	3,133,768	20,075,204
Treasury Wine Estates Ltd.	1,395,760	6,262,783
Wesfarmers Ltd.	2,176,258	85,358,207
Westfield Group	4,567,051	43,405,455
Westfield Retail Trust	6,759,398	18,840,090
Westpac Banking Corp.	6,691,522	201,062,848
Woodside Petroleum Ltd.	1,425,396	48,717,192
Woolworths Ltd.	2,721,971	83,803,010
WorleyParsons Ltd.	445,496	6,656,358

		2,170,509,057
HONG KONG — 23.34%
AIA Group Ltd.	26,003,214	131,816,387
ASM Pacific Technology Ltd.	454,100	3,757,491
Bank of East Asia Ltd. (The)	3,059,320	13,594,522
BOC Hong Kong (Holdings) Ltd.	8,604,000	29,077,129
Cathay Pacific Airways Ltd.	2,390,000	5,061,985
Cheung Kong (Holdings) Ltd.	2,868,000	45,354,401
Cheung Kong Infrastructure Holdings Ltd.	1,195,000	7,884,304
CLP Holdings Ltd.[a]	3,704,500	30,366,517
First Pacific Co. Ltd.[a]	5,242,500	6,018,361
Galaxy Entertainment Group Ltd.[b]	4,541,000	35,554,127
Hang Lung Properties Ltd.[a]	4,780,736	16,063,949
Hang Seng Bank Ltd.	1,744,700	28,468,272
Henderson Land Development Co. Ltd.	2,390,261	13,982,101
HKT Trust and HKT Ltd.	4,541,000	3,982,999
Hong Kong and China Gas Co. Ltd. (The)	12,189,406	28,741,442
Hong Kong Exchanges and Clearing Ltd.	2,250,000	39,499,397
Hopewell Holdings Ltd.	1,075,500	3,606,896
Hutchison Whampoa Ltd.	4,541,000	57,753,491
Hysan Development Co. Ltd.[a]	1,434,000	6,658,884
Kerry Logistics Network Ltd.[b,c]	717,000	610,398
Kerry Properties Ltd.	1,434,000	5,678,549
Li & Fung Ltd.[a]	12,907,200	17,581,089
Link REIT (The)	4,899,500	24,015,143
MGM China Holdings Ltd.	2,007,600	7,147,203
MTR Corp. Ltd.	3,107,000	12,083,101
New World Development Co. Ltd.	8,126,941	11,027,896
NWS Holdings Ltd.	3,107,000	4,696,980
PCCW Ltd.	8,126,000	3,521,810
Power Assets Holdings Ltd.	2,987,500	24,277,183
Sands China Ltd.	5,258,000	39,777,586
Shangri-La Asia Ltd.[a]	3,347,000	6,406,774
Sino Land Co. Ltd.	6,214,800	8,513,370
SJM Holdings Ltd.[a]	4,063,000	13,023,360
Sun Hung Kai Properties Ltd.	3,346,000	42,965,218
Swire Pacific Ltd. Class A	1,434,000	17,340,845
Swire Properties Ltd.[a]	2,485,600	6,684,780
Wharf (Holdings) Ltd. (The)	3,346,600	27,821,244
Wheelock and Co. Ltd.	2,151,000	10,473,870
Wynn Macau Ltd.[a]	3,346,000	12,839,932
Yue Yuen Industrial (Holdings) Ltd.[a]	1,553,500	4,859,290

		808,588,276
NEW ZEALAND — 1.00%
Auckland International Airport Ltd.	2,530,054	7,270,685

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex JAPAN ETF

November 30, 2013

Security	Shares	Value

Contact Energy Ltd.	859,444	$3,367,920
Fletcher Building Ltd.	1,576,922	11,753,952
Ryman Healthcare Ltd.	740,422	4,684,723
Telecom Corp. of New Zealand Ltd.	4,062,761	7,628,726

		34,706,006
SINGAPORE — 12.33%
Ascendas REIT	4,302,813	7,619,851
CapitaCommercial Trust[a]	4,063,000	4,812,983
CapitaLand Ltd.	5,497,000	13,286,463
CapitaMall Trust Management Ltd.	5,019,000	7,787,137
CapitaMalls Asia Ltd.	2,868,000	4,667,135
City Developments Ltd.	956,000	7,610,785
ComfortDelGro Corp. Ltd.	3,824,000	5,994,065
DBS Group Holdings Ltd.	4,063,000	55,681,509
Genting Singapore PLC	12,906,400	15,134,340
Global Logistic Properties Ltd.	6,692,000	15,747,766
Golden Agri-Resources Ltd.	15,057,987	6,906,782
Hutchison Port Holdings Trust[a]	10,994,000	7,475,920
Jardine Cycle & Carriage Ltd.	239,000	6,729,978
Keppel Corp. Ltd.	3,133,200	28,267,782
Keppel Land Ltd.	1,434,000	4,026,548
Noble Group Ltd.	9,560,708	8,427,395
Olam International Ltd.[a]	3,107,600	3,817,569
Oversea-Chinese Banking Corp. Ltd.	5,497,600	45,784,097
SembCorp Industries Ltd.	2,151,240	9,266,669
SembCorp Marine Ltd.[a]	1,673,200	5,926,139
Singapore Airlines Ltd.[a]	1,195,800	9,977,719
Singapore Exchange Ltd.	1,673,000	9,648,843
Singapore Press Holdings Ltd.[a]	3,375,517	11,470,726
Singapore Technologies Engineering Ltd.	3,346,000	10,783,216
Singapore Telecommunications Ltd.	17,208,328	51,064,917
StarHub Ltd.	1,195,000	4,051,332
United Overseas Bank Ltd.	2,719,000	45,374,505
UOL Group Ltd.	956,000	4,735,769
Wilmar International Ltd.	4,063,000	11,408,551
Yangzijiang Shipbuilding[a]	4,063,000	3,775,842

		427,262,333

TOTAL COMMON STOCKS
(Cost: $3,060,666,071)		3,441,065,672

RIGHTS — 0.00%

HONG KONG — 0.00%
New Hotel[b]	98,612	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.48%

MONEY MARKET FUNDS — 1.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	46,412,949	46,412,949

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	2,687,078	$2,687,078
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,080,928	2,080,928

		51,180,955

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,180,955)		51,180,955

TOTAL INVESTMENTS IN SECURITIES — 100.80%
(Cost: $3,111,847,026)		3,492,246,627
Other Assets, Less Liabilities — (0.80)%		(27,768,165)

NET ASSETS — 100.00%		$3,464,478,462

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

133

Schedule of Investments  (Unaudited)

iSHARES® MSCI SINGAPORE ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.35%

AEROSPACE & DEFENSE — 2.37%
Singapore Technologies Engineering Ltd.	8,860,000	$28,553,286

		28,553,286
AIRLINES — 2.46%
Singapore Airlines Ltd.	3,544,467	29,574,924

		29,574,924
COMMERCIAL BANKS — 33.19%
DBS Group Holdings Ltd.	9,746,500	133,571,211
Oversea-Chinese Banking Corp. Ltd.	15,948,000	132,815,188
United Overseas Bank Ltd.	7,974,000	133,069,624

		399,456,023
DISTRIBUTORS — 2.07%
Jardine Cycle & Carriage Ltd.	886,000	24,948,787

		24,948,787
DIVERSIFIED FINANCIAL SERVICES — 2.55%
Singapore Exchange Ltd.	5,316,000	30,659,445

		30,659,445
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.80%
Singapore Telecommunications Ltd.	47,844,568	141,976,542

		141,976,542
FOOD & STAPLES RETAILING — 0.90%
Olam International Ltd.[a]	8,860,000	10,884,174

		10,884,174
FOOD PRODUCTS — 4.31%
Golden Agri-Resources Ltd.	42,528,628	19,506,989
Wilmar International Ltd.	11,518,000	32,341,544

		51,848,533
HOTELS, RESTAURANTS & LEISURE — 3.62%
Genting Singapore PLC	37,212,400	43,636,110

		43,636,110
INDUSTRIAL CONGLOMERATES — 7.65%
Keppel Corp. Ltd.	7,240,100	65,320,302
SembCorp Industries Ltd.	6,202,000	26,715,699

		92,036,001
MACHINERY — 2.45%
SembCorp Marine Ltd.[a]	5,316,000	18,828,207

Security	Shares	Value

Yangzijiang Shipbuilding	11,518,000	$10,703,948

		29,532,155
MEDIA — 3.07%
Singapore Press Holdings Ltd.[a]	10,869,000	36,935,179

		36,935,179
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.99%
Ascendas REIT	12,404,335	21,966,835
CapitaCommercial Trust[a]	12,404,000	14,693,634
CapitaMall Trust Management Ltd.	15,062,800	23,370,410

		60,030,879
REAL ESTATE MANAGEMENT & DEVELOPMENT — 11.63%
CapitaLand Ltd.	15,062,000	36,405,440
CapitaMalls Asia Ltd.	7,974,000	12,976,197
City Developments Ltd.[a]	2,658,000	21,160,530
Global Logistic Properties Ltd.	18,606,000	43,784,062
Keppel Land Ltd.	4,430,000	12,439,055
UOL Group Ltd.	2,658,000	13,167,023

		139,932,307
ROAD & RAIL — 1.61%
ComfortDelGro Corp. Ltd.	12,404,000	19,443,092

		19,443,092
TRADING COMPANIES & DISTRIBUTORS — 1.88%
Noble Group Ltd.	25,694,999	22,649,150

		22,649,150
TRANSPORTATION INFRASTRUCTURE — 1.80%
Hutchison Port Holdings Trust	31,896,000	21,689,280

		21,689,280
WIRELESS TELECOMMUNICATION SERVICES — 1.00%
StarHub Ltd.	3,544,000	12,014,997

		12,014,997

TOTAL COMMON STOCKS
(Cost: $1,126,910,595)		1,195,800,864

SHORT-TERM INVESTMENTS — 6.35%

MONEY MARKET FUNDS — 6.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	71,766,295	71,766,295
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	4,154,910	4,154,910

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE ETF

November 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[b,c]	463,063	$463,063

		76,384,268

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,384,268)		76,384,268

TOTAL INVESTMENTS IN SECURITIES — 105.70%
(Cost: $1,203,294,863)		1,272,185,132
Other Assets, Less Liabilities — (5.70)%		(68,607,638)

NET ASSETS — 100.00%		$1,203,577,494

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
129	SGX MSCI Singapore Index (Dec. 2013)	Singapore	$7,577,824	$26,755

See accompanying notes to schedules of investments.

135

Schedule of Investments  (Unaudited)

iSHARES® MSCI SOUTH AFRICA ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.48%

CAPITAL MARKETS — 0.64%
Investec Ltd.	466,337	$3,265,926

		3,265,926
COMMERCIAL BANKS — 8.29%
Barclays Africa Group Ltd.	621,012	8,307,403
Nedbank Group Ltd.	373,818	7,747,314
Standard Bank Group Ltd.	2,222,302	26,372,834

		42,427,551
CONSTRUCTION MATERIALS — 0.57%
PPC Ltd.	942,363	2,901,276

		2,901,276
CONTAINERS & PACKAGING — 0.82%
Nampak Ltd.	1,086,196	4,193,477

		4,193,477
DISTRIBUTORS — 1.40%
Imperial Holdings Ltd.	344,204	7,148,804

		7,148,804
DIVERSIFIED FINANCIAL SERVICES — 8.47%
African Bank Investments Ltd.[a]	1,290,407	1,581,507
FirstRand Ltd.	5,678,766	18,885,372
Remgro Ltd.	881,074	16,860,483
RMB Holdings Ltd.	1,292,660	5,997,588

		43,324,950
FOOD & STAPLES RETAILING — 4.45%
Massmart Holdings Ltd.	198,738	2,807,125
Pick n Pay Stores Ltd.[a]	441,090	2,143,288
Shoprite Holdings Ltd.	783,697	13,784,489
SPAR Group Ltd. (The)	316,451	4,046,469

		22,781,371
FOOD PRODUCTS — 1.63%
Tiger Brands Ltd.	298,142	8,337,026

		8,337,026
HEALTH CARE PROVIDERS & SERVICES — 3.14%
Life Healthcare Group Holdings Ltd.	1,717,784	6,927,536
Mediclinic International Ltd.	681,503	4,893,471
Netcare Ltd.	1,754,543	4,276,532

		16,097,539

Security	Shares	Value

HOUSEHOLD DURABLES — 1.83%
Steinhoff International Holdings Ltd.	2,353,845	$9,358,378

		9,358,378
INDUSTRIAL CONGLOMERATES — 3.10%
Bidvest Group Ltd.	540,177	13,617,930
Reunert Ltd.	332,323	2,246,638

		15,864,568
INSURANCE — 6.23%
Discovery Ltd.	541,963	4,344,105
Liberty Holdings Ltd.	209,656	2,542,710
MMI Holdings Ltd.	2,012,401	5,140,589
RMI Holdings Ltd.	1,224,366	3,251,632
Sanlam Ltd.	3,268,957	16,581,841

		31,860,877
MEDIA — 13.53%
Naspers Ltd. Class N	723,441	69,229,117

		69,229,117
METALS & MINING — 9.24%
African Rainbow Minerals Ltd.	197,442	3,640,031
Anglo American Platinum Ltd.[a,b]	123,471	4,894,365
AngloGold Ashanti Ltd.	703,420	9,376,581
Assore Ltd.	63,920	2,415,575
Gold Fields Ltd.	1,358,494	5,441,165
Harmony Gold Mining Co. Ltd.	720,370	2,088,861
Impala Platinum Holdings Ltd.	984,135	11,446,751
Kumba Iron Ore Ltd.	147,464	5,771,469
Northam Platinum Ltd.[b]	559,306	2,200,573

		47,275,371
MULTILINE RETAIL — 1.98%
Woolworths Holdings Ltd.	1,391,176	10,127,421

		10,127,421
OIL, GAS & CONSUMABLE FUELS — 10.50%
Exxaro Resources Ltd.	262,330	3,620,453
Sasol Ltd.	1,010,129	50,086,414

		53,706,867
PAPER & FOREST PRODUCTS — 0.59%
Sappi Ltd.[b]	991,578	3,005,004

		3,005,004
PHARMACEUTICALS — 3.16%
Aspen Pharmacare Holdings Ltd.	626,590	16,186,546

		16,186,546
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.52%
Growthpoint Properties Ltd.	3,290,895	7,781,707
Redefine Properties Ltd.	5,376,064	5,102,913

		12,884,620

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

November 30, 2013

Security	Shares	Value

SPECIALTY RETAIL — 3.24%
Foschini Group Ltd. (The)	350,499	$3,499,284
Mr. Price Group Ltd.	437,006	6,662,627
Truworths International Ltd.	806,923	6,429,795

		16,591,706
TRADING COMPANIES & DISTRIBUTORS — 0.73%
Barloworld Ltd.	402,077	3,748,455

		3,748,455
WIRELESS TELECOMMUNICATION SERVICES — 13.42%
MTN Group Ltd.	3,102,075	60,500,311
Vodacom Group Ltd.[a]	681,241	8,162,924

		68,663,235

TOTAL COMMON STOCKS
(Cost: $582,589,650)		508,980,085

RIGHTS — 0.11%

DIVERSIFIED FINANCIAL SERVICES — 0.11%
African Bank Investments Ltd.[a,b]	1,228,103	543,593

		543,593
METALS & MINING — 0.00%
Northam Platinum Ltd.[b]	24,059	94

		94

TOTAL RIGHTS
(Cost: $1,810,445)		543,687

SHORT-TERM INVESTMENTS — 2.09%

MONEY MARKET FUNDS — 2.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	9,974,390	9,974,390
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	577,467	577,467

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	159,468	$159,468

		10,711,325

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,711,325)		10,711,325

TOTAL INVESTMENTS IN SECURITIES — 101.68%
(Cost: $595,111,420)		520,235,097
Other Assets, Less Liabilities — (1.68)%		(8,576,097)

NET ASSETS — 100.00%		$511,659,000

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

137

Schedule of Investments  (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.04%

AEROSPACE & DEFENSE — 0.22%
Korea Aerospace Industries Ltd.[a]	370,480	$9,801,984

		9,801,984
AIR FREIGHT & LOGISTICS — 0.53%
Hyundai Glovis Co. Ltd.	106,626	23,777,507

		23,777,507
AIRLINES — 0.20%
Korean Air Lines Co. Ltd.[b]	309,551	8,906,575

		8,906,575
AUTO COMPONENTS — 4.76%
Halla Visteon Climate Control Corp.[a]	333,470	12,068,318
Hankook Tire Co. Ltd.	572,474	33,808,585
Hyundai Mobis Co. Ltd.	498,871	144,716,429
Hyundai Wia Corp.	124,108	22,281,508

		212,874,840
AUTOMOBILES — 8.43%
Hyundai Motor Co.	1,119,218	266,505,656
Kia Motors Corp.	1,935,361	110,456,208

		376,961,864
BEVERAGES — 0.17%
Hite Jinro Co. Ltd.	310,540	7,438,523

		7,438,523
BUILDING PRODUCTS — 0.39%
KCC Corp.	39,493	17,427,224

		17,427,224
CAPITAL MARKETS — 1.74%
Daewoo Securities Co. Ltd.	1,584,347	13,773,025
Hyundai Securities Co. Ltd.[a]	1,398,367	7,795,866
Korea Investment Holdings Co. Ltd.	359,564	13,811,090
Mirae Asset Securities Co. Ltd.	274,232	9,173,025
Samsung Securities Co. Ltd.	495,021	21,165,738
Woori Investment & Securities Co. Ltd.	1,199,978	12,019,056

		77,737,800
CHEMICALS — 5.19%
Cheil Industries Inc.	366,700	31,566,068
Hanwha Chemical Corp.[a]	734,162	15,227,115
Hanwha Corp.	397,330	14,886,265
Hyosung Corp.	210,398	14,334,023
Kumho Petro Chemical Co. Ltd.[a]	123,217	11,759,347
LG Chem Ltd.	342,452	94,001,990
Lotte Chemical Corp.	135,617	28,063,992
OCI Co. Ltd.[a]	134,574	22,316,675

		232,155,475

Security	Shares	Value

COMMERCIAL BANKS — 8.49%
BS Financial Group Inc.	1,201,912	$18,511,921
DGB Financial Group Inc.	949,550	15,253,095
Hana Financial Group Inc.	2,040,778	76,555,690
Industrial Bank of Korea	1,587,040	17,170,564
KB Financial Group Inc.	2,285,022	85,718,013
Shinhan Financial Group Co. Ltd.	3,124,417	131,377,262
Woori Finance Holdings Co. Ltd.	2,940,370	35,146,632

		379,733,177
COMMERCIAL SERVICES & SUPPLIES — 0.24%
S1 Corp.	157,131	10,615,956

		10,615,956
CONSTRUCTION & ENGINEERING — 2.58%
Daelim Industrial Co. Ltd.	221,295	21,014,974
Daewoo Engineering & Construction Co. Ltd.[a,b]	1,098,694	8,855,579
Doosan Heavy Industries & Construction Co. Ltd.	417,276	15,042,124
GS Engineering & Construction Corp.[a]	350,858	10,028,777
Hyundai Development Co. Engineering & Construction	519,289	11,212,089
Hyundai Engineering & Construction Co. Ltd.	566,616	33,676,790
Samsung Engineering Co. Ltd.[a]	259,666	15,433,234

		115,263,567
CONSUMER FINANCE — 0.27%
Samsung Card Co. Ltd.	337,940	12,166,223

		12,166,223
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.62%
KT Corp.	314,682	10,035,451
LG Uplus Corp.[b]	1,783,775	17,697,852

		27,733,303
ELECTRIC UTILITIES — 1.30%
Korea Electric Power Corp.[b]	1,920,470	58,069,583

		58,069,583
ELECTRICAL EQUIPMENT — 0.49%
LS Corp.	164,364	12,269,447
LS Industrial Systems Co. Ltd.	148,968	9,431,027

		21,700,474
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.87%
LG Display Co. Ltd.[b]	1,779,482	41,027,460
LG Innotek Co. Ltd.[a,b]	114,446	8,727,008
Samsung Electro-Mechanics Co. Ltd.	461,307	35,656,158
Samsung SDI Co. Ltd.	260,159	43,142,686

		128,553,312

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

November 30, 2013

Security	Shares	Value

FOOD & STAPLES RETAILING — 0.91%
E-Mart Co. Ltd.	160,314	$40,824,552

		40,824,552
FOOD PRODUCTS — 1.16%
CJ CheilJedang Corp.	67,283	16,402,735
Lotte Confectionery Co. Ltd.	6,730	11,154,134
ORION Corp.	28,391	24,197,942

		51,754,811
GAS UTILITIES — 0.33%
Korea Gas Corp.	240,884	14,931,485

		14,931,485
HOTELS, RESTAURANTS & LEISURE — 0.54%
Kangwon Land Inc.	774,612	24,300,405

		24,300,405
HOUSEHOLD DURABLES — 1.76%
Coway Co. Ltd.	426,998	26,710,071
LG Electronics Inc.[a]	807,790	52,209,048

		78,919,119
HOUSEHOLD PRODUCTS — 0.84%
LG Household & Health Care Ltd.	72,827	37,435,404

		37,435,404
INDUSTRIAL CONGLOMERATES — 2.65%
CJ Corp.	131,605	12,932,930
Doosan Corp.	78,666	10,109,209
LG Corp.	729,359	43,073,739
Samsung Techwin Co. Ltd.	313,156	16,777,800
SK Holdings Co. Ltd.	201,059	35,526,819

		118,420,497
INSURANCE — 3.57%
Dongbu Insurance Co. Ltd.	363,554	18,413,015
Hanwha Life Insurance Co. Ltd.	2,045,250	14,011,209
Hyundai Marine & Fire Insurance Co. Ltd.	527,450	15,923,677
Samsung Fire & Marine Insurance Co. Ltd.	268,849	66,177,043
Samsung Life Insurance Co. Ltd.	467,654	45,072,955

		159,597,899
INTERNET SOFTWARE & SERVICES — 3.05%
NAVER Corp.	208,627	136,416,785

		136,416,785
IT SERVICES — 0.52%
SK C&C Co. Ltd.	182,856	23,412,065

		23,412,065

Security	Shares	Value

MACHINERY — 3.96%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	759,812	$26,348,956
Doosan Infracore Co. Ltd.[a,b]	960,840	11,893,607
Hyundai Heavy Industries Co. Ltd.	311,904	80,016,948
Hyundai Mipo Dockyard Co. Ltd.[a]	95,257	16,246,706
Samsung Heavy Industries Co. Ltd.	1,149,240	42,568,466

		177,074,683
MARINE — 0.17%
Hyundai Merchant Marine Co. Ltd.[a,b]	735,050	7,813,770

		7,813,770
MEDIA — 0.41%
Cheil Worldwide Inc.[b]	758,340	18,523,187

		18,523,187
METALS & MINING — 4.73%
Hyundai Hysco Co. Ltd.	291,616	11,173,608
Hyundai Steel Co.	430,824	33,625,685
Korea Zinc Co. Ltd.	69,617	18,945,191
POSCO	477,217	147,678,888

		211,423,372
MULTILINE RETAIL — 1.49%
Hyundai Department Store Co. Ltd.	126,509	19,724,072
Lotte Shopping Co. Ltd.	87,002	32,226,008
Shinsegae Co. Ltd.	61,076	14,802,980

		66,753,060
OIL, GAS & CONSUMABLE FUELS — 2.45%
GS Holdings Corp.	416,163	22,257,229
S-Oil Corp.	360,651	25,831,377
SK Innovation Co. Ltd.	451,386	61,418,864

		109,507,470
PERSONAL PRODUCTS — 0.78%
AmorePacific Corp.	26,211	23,702,095
AmorePacific Group	26,901	11,044,585

		34,746,680
PHARMACEUTICALS — 0.73%
Celltrion Inc.[a]	494,466	20,020,664
Yuhan Corp.	69,779	12,395,778

		32,416,442
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 25.10%
Samsung Electronics Co. Ltd.	702,738	992,053,834
SK Hynix Inc.[b]	3,896,850	130,349,135

		1,122,402,969
SOFTWARE — 0.86%
NCsoft Corp.	122,734	27,543,537
NHN Entertainment Corp.[b]	118,994	10,749,151

		38,292,688

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

November 30, 2013

Security	Shares	Value

TOBACCO — 1.36%
KT&G Corp.	819,769	$60,806,828

		60,806,828
TRADING COMPANIES & DISTRIBUTORS — 1.79%
Daewoo International Corp.[a]	395,333	14,531,280
Samsung C&T Corp.	941,206	56,207,332
SK Networks Co. Ltd.	1,292,210	9,121,051

		79,859,663
WIRELESS TELECOMMUNICATION SERVICES — 0.39%
SK Telecom Co. Ltd.	82,375	17,591,184

		17,591,184

TOTAL COMMON STOCKS
(Cost: $2,466,199,011)		4,384,142,405

PREFERRED STOCKS — 1.85%

AUTOMOBILES — 1.28%
Hyundai Motor Co. Ltd.	191,923	22,306,084
Hyundai Motor Co. Ltd. Series 2	290,651	34,879,219

		57,185,303
CHEMICALS — 0.21%
LG Chem Ltd.	71,892	9,680,251

		9,680,251
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.36%
Samsung Electronics Co. Ltd.	16,879	15,997,011

		15,997,011

TOTAL PREFERRED STOCKS
(Cost: $40,560,088)		82,862,565

SHORT-TERM INVESTMENTS — 2.28%

MONEY MARKET FUNDS — 2.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c],[d,e]	96,286,577	96,286,577

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	5,574,512	$5,574,512

		101,861,089

TOTAL SHORT-TERM INVESTMENTS (Cost: $101,861,089)		101,861,089

TOTAL INVESTMENTS IN SECURITIES — 102.17%
(Cost: $2,608,620,188)		4,568,866,059
Other Assets, Less Liabilities — (2.17)%		(97,124,958)

NET ASSETS — 100.00%		$4,471,741,101

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

140

Schedule of Investments  (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

AIRLINES — 2.40%
International Consolidated Airlines Group SAa	3,226,770	$19,401,294

		19,401,294
BIOTECHNOLOGY — 2.71%
Grifols SA	477,945	21,900,859

		21,900,859
COMMERCIAL BANKS — 43.55%
Banco Bilbao Vizcaya Argentaria SA	8,386,980	100,421,267
Banco de Sabadell SA	9,948,495	25,695,575
Banco Popular Espanol SAa	3,704,145	21,570,532
Banco Santander SA	18,154,500	161,731,583
Bankia SAa	13,491,330	17,836,417
CaixaBank SAb	4,812,236	24,400,022

		351,655,396
CONSTRUCTION & ENGINEERING — 5.13%
Actividades de Construcciones y Servicios SA	528,960	17,126,488
Ferrovial SA	1,279,080	24,259,534

		41,386,022
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.59%
Telefonica SA	6,163,980	101,633,993

		101,633,993
ELECTRIC UTILITIES — 5.91%
Iberdrola SA	5,979,870	38,169,193
Red Electrica Corporacion SA	148,992	9,570,938

		47,740,131
FOOD & STAPLES RETAILING — 2.46%
Distribuidora Internacional de Alimentacion SA	2,160,585	19,853,835

		19,853,835
GAS UTILITIES — 4.28%
Enagas SA	284,288	7,495,656
Gas Natural SDG SA	1,083,570	27,028,134

		34,523,790
INSURANCE — 1.97%
Mapfre SA	4,001,115	15,923,681

		15,923,681
IT SERVICES — 4.39%
Amadeus IT Holding SA Class A	943,635	35,415,686

		35,415,686

Security	Shares	Value

MACHINERY — 1.92%
Zardoya Otis SA	903,450	$15,536,068

		15,536,068
OIL, GAS & CONSUMABLE FUELS — 4.73%
Repsol SA	1,451,220	38,194,316

		38,194,316
SPECIALTY RETAIL — 4.64%
Industria de Diseno Textil SA	234,555	37,476,706

		37,476,706
TRANSPORTATION INFRASTRUCTURE — 3.20%
Abertis Infraestructuras SA	1,213,245	25,852,139

		25,852,139

TOTAL COMMON STOCKS
(Cost: $719,911,468)		806,493,916

RIGHTS — 0.03%

COMMERCIAL BANKS — 0.03%
CaixaBank SAa,b	3,558,629	261,644

		261,644

TOTAL RIGHTS
(Cost: $241,284)		261,644

SHORT-TERM INVESTMENTS — 0.66%

MONEY MARKET FUNDS — 0.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	4,663,951	4,663,951
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	270,019	270,019

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SPAIN CAPPED ETF

November 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	343,651	$343,651

		5,277,621

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,277,621)		5,277,621

TOTAL INVESTMENTS IN SECURITIES — 100.57%
(Cost: $725,430,373)		812,033,181
Other Assets, Less Liabilities — (0.57)%		(4,579,808)

NET ASSETS — 100.00%		$807,453,373

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

142

Schedule of Investments  (Unaudited)

iSHARES® MSCI SWEDEN ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.97%

BUILDING PRODUCTS — 4.11%
Assa Abloy AB Class B	389,856	$19,797,154

		19,797,154
COMMERCIAL BANKS — 24.95%
Nordea Bank AB	3,438,024	44,579,982
Skandinaviska Enskilda Banken AB Class A	1,801,038	21,934,474
Svenska Handelsbanken AB Class A	589,806	27,505,239
Swedbank AB Class A	1,024,860	26,264,591

		120,284,286
COMMERCIAL SERVICES & SUPPLIES — 0.79%
Securitas AB Class B	367,908	3,802,383

		3,802,383
COMMUNICATIONS EQUIPMENT — 9.20%
Telefonaktiebolaget LM Ericsson Class B	3,547,392	44,342,739

		44,342,739
CONSTRUCTION & ENGINEERING — 1.77%
Skanska AB Class B	445,470	8,519,611

		8,519,611
DIVERSIFIED FINANCIAL SERVICES — 6.38%
Industrivarden AB Class C	155,310	2,808,718
Investment AB Kinnevik Class B	262,260	10,348,435
Investor AB Class B	536,424	17,588,211

		30,745,364
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.73%
TeliaSonera AB	2,782,746	22,799,447

		22,799,447
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.78%
Hexagon AB Class B	277,698	8,565,536

		8,565,536
HEALTH CARE EQUIPMENT & SUPPLIES — 2.85%
Elekta AB Class B	427,242	6,425,675
Getinge AB Class B	233,616	7,327,363

		13,753,038
HOUSEHOLD DURABLES — 2.03%
Electrolux AB Class B	282,720	6,903,681
Husqvarna AB Class B	478,950	2,885,007

		9,788,688

Security	Shares	Value

HOUSEHOLD PRODUCTS — 4.15%
Svenska Cellulosa AB Class B	683,373	$20,022,480

		20,022,480
MACHINERY — 21.46%
Alfa Laval AB	368,652	8,770,781
Atlas Copco AB Class A	776,364	21,701,773
Atlas Copco AB Class B	465,372	11,791,033
Sandvik AB	1,251,594	17,550,408
Scania AB Class B	376,836	7,501,031
SKF AB Class B	461,472	12,631,269
Volvo AB Class B	1,776,672	23,486,174

		103,432,469
METALS & MINING — 0.98%
Boliden AB	322,338	4,732,033

		4,732,033
OIL, GAS & CONSUMABLE FUELS — 1.12%
Lundin Petroleum ABa	258,354	5,391,639

		5,391,639
SPECIALTY RETAIL — 9.77%
Hennes & Mauritz AB Class B	1,107,630	47,111,918

		47,111,918
TOBACCO — 1.52%
Swedish Match AB	235,476	7,342,469

		7,342,469
WIRELESS TELECOMMUNICATION SERVICES — 2.38%
Millicom International Cellular SA SDR	77,376	6,966,971
Tele2 AB Class B	369,219	4,516,415

		11,483,386

TOTAL COMMON STOCKS
(Cost: $441,620,929)		481,914,640

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	18,296	18,296
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	1,059	1,059

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES®MSCI SWEDEN ETF

November 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	8,806	$8,806

		28,161

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,161)		28,161

TOTAL INVESTMENTS IN SECURITIES — 99.98% (Cost: $441,649,090)		481,942,801
Other Assets, Less Liabilities — 0.02%		91,582

NET ASSETS — 100.00%		$482,034,383

SDR —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

144

Schedule of Investments  (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.49%

BIOTECHNOLOGY — 1.09%
Actelion Ltd. Registered[a]	129,076	$10,784,306

		10,784,306
BUILDING PRODUCTS — 1.29%
Geberit AG Registered	43,188	12,727,233

		12,727,233
CAPITAL MARKETS — 10.65%
Credit Suisse Group AG Registered	1,369,572	40,890,890
Julius Baer Group Ltd.[a]	248,636	11,688,217
Partners Group Holding AG	25,864	6,459,918
UBS AG Registered[a]	2,417,308	46,224,846

		105,263,871
CHEMICALS — 6.11%
EMS-Chemie Holding AG Registered	14,640	5,184,308
Givaudan SA Registered[a]	8,940	12,653,417
Sika AG Bearer	2,740	9,026,703
Syngenta AG Registered	85,156	33,547,873

		60,412,301
CONSTRUCTION MATERIALS — 1.70%
Holcim Ltd. Registered[a]	230,336	16,759,356

		16,759,356
DIVERSIFIED FINANCIAL SERVICES — 0.46%
Pargesa Holding SA Bearer	58,804	4,564,932

		4,564,932
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.30%
Swisscom AG Registered	25,132	12,882,357

		12,882,357
ELECTRICAL EQUIPMENT — 4.52%
ABB Ltd. Registered[a]	1,740,696	44,670,769

		44,670,769
ENERGY EQUIPMENT & SERVICES — 1.81%
Transocean Ltd.[a]	353,800	17,876,952

		17,876,952
FOOD PRODUCTS — 20.30%
Aryzta AGa	116,388	8,700,282
Barry Callebaut AG Registered[a]	4,781	5,470,651
Lindt & Spruengli AG Participation Certificates	1,393	6,030,450
Lindt & Spruengli AG Registered	144	7,410,745

Security	Shares	Value

Nestle SA Registered	2,362,408	$173,066,353

		200,678,481
HEALTH CARE EQUIPMENT & SUPPLIES — 0.89%
Sonova Holding AG Registered[a]	63,196	8,832,684

		8,832,684
INSURANCE — 8.41%
Baloise Holding AG Registered	64,660	7,656,305
Swiss Life Holding AG Registered[a]	40,504	8,408,732
Swiss Re AGa	327,936	29,268,011
Zurich Insurance Group AGa	135,176	37,831,030

		83,164,078
LIFE SCIENCES TOOLS & SERVICES — 0.76%
Lonza Group AG Registered[a]	80,764	7,547,745

		7,547,745
MACHINERY — 1.96%
Schindler Holding AG Participation Certificates	58,804	8,134,233
Schindler Holding AG Registered	37,576	5,243,550
Sulzer AG Registered	38,064	5,939,273

		19,317,056
MARINE — 0.89%
Kuehne & Nagel International AG Registered	67,588	8,780,868

		8,780,868
PHARMACEUTICALS — 27.00%
Novartis AG Registered	1,608,448	127,533,115
Roche Holding AG Genusschein	498,248	139,331,898

		266,865,013
PROFESSIONAL SERVICES — 2.53%
Adecco SA Registered[a]	152,012	11,741,756
SGS SA Registered	5,856	13,239,426

		24,981,182
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.64%
Swiss Prime Site AG Registered[a]	82,228	6,315,081

		6,315,081
TEXTILES, APPAREL & LUXURY GOODS — 7.18%
Compagnie Financiere Richemont SA Class A Bearer	433,100	44,141,548
Swatch Group AG (The) Bearer	30,256	19,888,302
Swatch Group AG (The) Registered	61,976	6,947,567

		70,977,417

TOTAL COMMON STOCKS (Cost: $790,487,000)		983,401,682

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED ETF

November 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b],c	302,427	$302,427

		302,427

TOTAL SHORT-TERM INVESTMENTS
(Cost: $302,427)		302,427

TOTAL INVESTMENTS IN SECURITIES — 99.52%
(Cost: $790,789,427)		983,704,109
Other Assets, Less Liabilities — 0.48%		4,742,701

NET ASSETS — 100.00%		$988,446,810

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

146

Schedule of Investments  (Unaudited)

iSHARES® MSCI TAIWAN ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.80%

AIRLINES — 0.42%
China Airlines Ltd.[a]	16,872,761	$6,186,033
EVA Airways Corp.[a]	9,920,212	5,715,335

		11,901,368

AUTO COMPONENTS — 1.12%
Cheng Shin Rubber Industry Co. Ltd.[b]	10,259,670	26,902,426
Nan Kang Rubber Tire Co. Ltd.[a,b]	3,968,404	5,015,149

		31,917,575

AUTOMOBILES — 0.42%
China Motor Co. Ltd.	3,968,000	3,700,642
Yulon Motor Co. Ltd.[b]	4,960,362	8,162,791

		11,863,433

BUILDING PRODUCTS — 0.22%
Taiwan Glass Industry Corp.[b]	5,952,693	6,165,102

		6,165,102

CAPITAL MARKETS — 1.06%
Yuanta Financial Holding Co. Ltd.	55,552,453	30,128,299

		30,128,299

CHEMICALS — 7.85%
China Petrochemical Development Corp.[b]	10,912,540	5,162,383
Formosa Chemicals & Fibre Corp.	20,832,610	58,709,187
Formosa Plastics Corp.[b]	26,823,518	70,516,649
LCY Chemical Corp.[b]	2,976,048	3,559,914
Nan Ya Plastics Corp.	31,051,938	67,992,349
Taiwan Fertilizer Co. Ltd.[b]	4,960,000	11,564,506
TSRC Corp.[b]	3,968,720	5,914,055

		223,419,043

COMMERCIAL BANKS — 10.06%
Chang Hwa Commercial Bank Ltd.[b]	30,752,325	18,860,401
China Development Financial Holding Corp.	89,280,508	26,035,371
CTBC Financial Holding Co. Ltd.[b]	86,954,193	56,854,891
E.Sun Financial Holding Co. Ltd.	31,527,008	21,146,554
First Financial Holding Co. Ltd.	44,640,210	27,076,156
Hua Nan Financial Holdings Co. Ltd.	34,720,630	20,179,592
Mega Financial Holding Co. Ltd.	56,544,972	47,480,657
SinoPac Financial Holdings Co. Ltd.	42,930,293	21,179,370
Taishin Financial Holdings Co. Ltd.	43,210,681	21,317,697
Taiwan Business Bank Ltd.[a]	21,726,818	6,600,125
Taiwan Cooperative Financial Holding Co. Ltd.	35,751,354	19,751,795

		286,482,609

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.89%
HTC Corp.[b]	4,972,884	$25,373,572

		25,373,572

COMPUTERS & PERIPHERALS — 8.43%
Acer Inc.[a,b]	16,864,841	9,146,472
Advantech Co. Ltd.	1,984,771	12,273,200
ASUSTeK Computer Inc.[b]	4,353,857	38,324,652
Catcher Technology Co. Ltd.[b]	4,358,743	26,511,244
Chicony Electronics Co. Ltd.[b]	3,004,636	7,513,113
Clevo Co.	2,976,991	6,367,626
Compal Electronics Inc.	27,776,554	20,977,427
Foxconn Technology Co. Ltd.[b]	5,203,214	12,342,557
Inventec Corp.	15,872,868	13,355,221
Lite-On Technology Corp.	13,888,599	22,550,084
Pegatron Corp.[b]	10,912,037	13,569,067
Quanta Computer Inc.[b]	15,872,240	35,344,347
Simplo Technology Co. Ltd.[b]	1,984,835	8,819,551
Wistron Corp.[b]	14,566,024	13,067,782

		240,162,343

CONSTRUCTION & ENGINEERING — 0.22%
CTCI Corp.[b]	3,968,000	6,301,818

		6,301,818

CONSTRUCTION MATERIALS — 1.86%
Asia Cement Corp.[b]	13,888,644	18,443,729
Taiwan Cement Corp.	21,824,504	34,550,179

		52,993,908

DIVERSIFIED FINANCIAL SERVICES — 2.65%
Chailease Holding Co. Ltd.[b]	4,960,400	13,191,305
Fubon Financial Holding Co. Ltd.	43,648,515	62,388,734

		75,580,039

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.95%
Asia Pacific Telecom Co. Ltd.	11,055,000	6,313,087
Chunghwa Telecom Co. Ltd.	24,800,648	77,769,147

		84,082,234

ELECTRICAL EQUIPMENT — 0.69%
Teco Electric and Machinery Co. Ltd.[b]	11,904,092	13,073,021
Walsin Lihwa Corp.[a]	21,824,069	6,666,540
Ya Hsin Industrial Co. Ltd.[a,c]	6,845,461	2

		19,739,563

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 12.58%
AU Optronics Corp.[a,b]	56,544,830	17,635,628
Cheng Uei Precision Industry Co. Ltd.	2,976,761	5,944,670
Delta Electronics Inc.	11,904,180	63,555,465
Hon Hai Precision Industry Co. Ltd.	72,416,388	190,865,657
Innolux Corp.[a,b]	44,640,869	16,894,564
Largan Precision Co. Ltd.[b]	663,794	23,663,671
Pacific Electric Wire & Cable Co. Ltd.[a,c]	197	—

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

November 30, 2013

Security	Shares	Value

Synnex Technology International Corp.[b]	7,936,538	$11,920,630
TPK Holding Co. Ltd.[b]	1,480,466	8,279,284
Unimicron Technology Corp.[b]	8,928,794	6,622,526
WPG Holdings Co. Ltd.	8,928,744	10,167,557
Zhen Ding Technology Holding Ltd.	1,108,072	2,669,647

		358,219,299

FOOD & STAPLES RETAILING — 0.99%
President Chain Store Corp.	3,968,215	28,158,584

		28,158,584

FOOD PRODUCTS — 2.04%
Standard Foods Corp.	2,275,458	6,904,647
Uni-President Enterprises Co.	28,768,159	51,326,580

		58,231,227

HOTELS, RESTAURANTS & LEISURE — 0.09%
Formosa International Hotels Corp.	215,622	2,477,241

		2,477,241

INDUSTRIAL CONGLOMERATES — 0.82%
Far Eastern New Century Corp.	20,228,431	23,342,600

		23,342,600

INSURANCE — 3.78%
Cathay Financial Holding Co. Ltd.	50,592,603	79,494,359
China Life Insurance Co. Ltd.	13,888,049	13,374,650
Shin Kong Financial Holding Co. Ltd.[b]	42,756,898	14,736,783

		107,605,792

LEISURE EQUIPMENT & PRODUCTS — 0.83%
Giant Manufacturing Co. Ltd.	1,984,590	13,982,125
Merida Industry Co. Ltd.[b]	1,298,000	9,649,253

		23,631,378

MACHINERY — 0.30%
Hiwin Technologies Corp.	1,021,919	8,477,432

		8,477,432

MARINE — 0.63%
Evergreen Marine Corp. Ltd.[a]	10,912,766	6,453,112
U-Ming Marine Transport Corp.	2,976,800	5,250,692
Wan Hai Lines Ltd.	3,968,854	2,072,001
Yang Ming Marine Transport Corp.[a]	9,241,635	4,059,649

		17,835,454

METALS & MINING — 2.44%
China Steel Corp.[b]	74,400,958	63,982,712
Feng Hsin Iron & Steel Co. Ltd.	2,976,050	5,430,381

		69,413,093

Security	Shares	Value

MULTILINE RETAIL — 0.22%
Far Eastern Department Stores Ltd.	6,129,212	$6,254,721

		6,254,721

OIL, GAS & CONSUMABLE FUELS — 0.67%
Formosa Petrochemical Corp.[b]	6,944,950	18,938,213

		18,938,213

PHARMACEUTICALS — 0.11%
ScinoPharm Taiwan Ltd.	1,030,720	3,232,102

		3,232,102

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.56%
Farglory Land Development Co. Ltd.[b]	1,984,000	3,526,336
Highwealth Construction Corp.	1,984,200	4,384,898
Ruentex Development Co. Ltd.	3,968,487	8,153,140

		16,064,374

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 30.63%
Advanced Semiconductor Engineering Inc.[b]	39,680,448	39,420,328
Epistar Corp.	4,960,047	8,581,280
Hermes Microvision Inc.[b]	257,000	7,998,142
Kinsus Interconnect Technology Corp.	1,984,043	6,838,291
MediaTek Inc.[b]	7,936,632	116,928,146
MStar Semiconductor Inc.[b]	1,204,634	13,493,822
Novatek Microelectronics Corp. Ltd.[b]	3,524,544	14,232,041
Phison Electronics Corp.	992,698	6,088,217
Powertech Technology Inc.[b]	3,968,036	6,134,272
Radiant Opto-Electronics Corp.[b]	3,063,583	10,921,403
Realtek Semiconductor Corp.[b]	3,033,063	7,348,470
Siliconware Precision Industries Co. Ltd.	18,848,214	22,291,258
Taiwan Semiconductor Manufacturing Co. Ltd.[b]	160,704,882	570,183,571
Transcend Information Inc.	992,905	2,955,833
United Microelectronics Corp.[b]	79,360,501	32,984,191
Vanguard International Semiconductor Corp.	4,975,000	5,841,767

		872,241,032

SPECIALTY RETAIL — 0.65%
Hotai Motor Co. Ltd.[b]	1,589,000	18,470,501

		18,470,501

TEXTILES, APPAREL & LUXURY GOODS — 1.54%
Eclat Textile Co. Ltd.	992,000	12,637,156
Formosa Taffeta Co. Ltd.	4,960,515	6,285,710
Pou Chen Corp.[b]	12,896,103	16,777,048
Ruentex Industries Ltd.	2,976,550	8,066,477

		43,766,391

WIRELESS TELECOMMUNICATION SERVICES — 2.08%
Far EasTone Telecommunications Co. Ltd.	10,912,259	23,377,618

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

November 30, 2013

Security	Shares	Value

Taiwan Mobile Co. Ltd.	10,912,609	$35,731,290

		59,108,908

TOTAL COMMON STOCKS
(Cost: $1,738,439,707)		2,841,579,248

SHORT-TERM INVESTMENTS — 11.25%

MONEY MARKET FUNDS — 11.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	296,237,960	296,237,960
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	17,150,700	17,150,700
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	6,850,893	6,850,893

		320,239,553

TOTAL SHORT-TERM INVESTMENTS
(Cost: $320,239,553)		320,239,553

TOTAL INVESTMENTS IN SECURITIES — 111.05%
(Cost: $2,058,679,260)		3,161,818,801
Other Assets, Less Liabilities — (11.05)%		(314,509,175)

NET ASSETS — 100.00%		$2,847,309,626

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
45	MSCI Taiwan Index (Dec. 2013)	Singapore	$1,333,800	$55,660

See accompanying notes to schedules of investments.

149

Schedule of Investments  (Unaudited)

iSHARES® MSCI THAILAND CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.77%

AIRLINES — 0.50%
Nok Airlines PCL NVDR	432,800	$297,878
Thai Airways International PCL NVDR	4,773,466	2,467,753

		2,765,631

AUTO COMPONENTS — 0.55%
Somboon Advance Technology PCL NVDR	2,021,625	906,615
Sri Trang Agro-Industry PCL NVDR	5,112,971	2,117,798

		3,024,413

BUILDING PRODUCTS — 0.47%
Diamond Building Products PCL NVDR	1,081,500	303,130
Dynasty Ceramic PCL NVDR	1,236,100	2,001,781
Union Mosaic Industry PCL NVDR	1,042,500	292,199

		2,597,110

CAPITAL MARKETS — 0.06%
Asia Plus Securities PCL NVDR	2,806,200	321,607

		321,607

CHEMICALS — 4.33%
Indorama Ventures PCL NVDR	8,294,010	6,044,218
PTT Global Chemical PCL NVDR	6,991,807	16,603,092
Siam Gas and Petrochemicals PCL NVDR	3,210,300	1,359,703

		24,007,013

COMMERCIAL BANKS — 28.83%
Bangkok Bank PCL Foreign	3,731,500	22,021,777
Bangkok Bank PCL NVDR	2,429,100	14,222,074
Bank of Ayudhya PCL NVDR	11,898,300	14,266,102
Kasikornbank PCL Foreign	5,375,900	28,294,211
Kasikornbank PCL NVDR	2,911,600	15,324,211
Kiatnakin Bank PCL NVDR	2,511,573	3,148,266
Krung Thai Bank PCL NVDR	18,570,500	10,757,125
LH Financial Group PCL NVDR	35,645,147	1,420,921
Siam Commercial Bank PCL NVDR	8,308,000	40,621,489
Thanachart Capital PCL NVDR	3,937,800	4,016,286
TISCO Financial Group PCL NVDR	2,649,610	3,280,037
TMB Bank PCL NVDR	30,790,000	2,454,762

		159,827,261

CONSTRUCTION & ENGINEERING — 1.33%
CH. Karnchang PCL NVDR	3,465,900	2,061,622
Italian-Thai Development PCL NVDR[a]	13,154,048	2,089,245
Sino-Thai Engineering & Construction PCL NVDR	4,738,528	2,877,648
Sriracha Construction PCL NVDR	334,400	359,290

		7,387,805

CONSTRUCTION MATERIALS — 4.43%
Siam Cement PCL Foreign (The)	1,346,900	16,862,466

Security	Shares	Value

Siam Cement PCL NVDR (The)	479,600	$5,884,846
TPI Polene PCL NVDR	4,697,700	1,814,123

		24,561,435

CONSUMER FINANCE — 0.06%
Krungthai Card PCL NVDR	302,700	306,376

		306,376

CONTAINERS & PACKAGING — 0.21%
Polyplex PCL NVDR	3,914,550	1,188,629

		1,188,629

DISTRIBUTORS — 0.38%
Energy Earth PCL NVDR	8,163,700	1,817,828
Jaymart PCL NVDR	493,700	304,430

		2,122,258

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.45%
Jasmine International PCL NVDR	20,749,568	5,072,691
Samart Telcoms PCL NVDR	628,900	299,662
Thaicom PCL NVDR	1,560,200	1,858,538
True Corp. PCL NVDR[a]	23,172,400	6,350,580

		13,581,471

ELECTRIC UTILITIES — 0.05%
Gunkul Engineering PCL NVDR	657,400	288,675

		288,675

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.21%
Cal-Comp Electronics (Thailand) PCL NVDR	20,491,500	1,723,048
Delta Electronics (Thailand) PCL NVDR	3,087,644	4,519,442
Hana Microelectronics PCL NVDR	4,032,600	2,750,356
KCE Electronics PCL NVDR	546,800	323,550
Loxley PCL NVDR	2,702,005	350,057
Samart Corp. PCL NVDR	3,790,337	2,101,152
SVI PCL NVDR[a]	4,022,915	471,073

		12,238,678

FOOD & STAPLES RETAILING — 4.46%
CP All PCL NVDR	19,500,000	24,746,964

		24,746,964

FOOD PRODUCTS — 3.52%
Charoen Pokphand Foods PCL NVDR	14,331,300	12,720,089
GFPT PCL NVDR[a]	5,055,800	1,590,270
Khon Kaen Sugar Industry PCL NVDR	4,514,400	1,771,455
Thai Union Frozen Products PCL NVDR	779,600	1,602,417
Thai Vegetable Oil PCL NVDR	3,323,153	1,831,822

		19,516,053

HEALTH CARE PROVIDERS & SERVICES — 2.53%
Bangkok Chain Hospital PCL NVDR	7,450,425	1,461,778
Bangkok Dusit Medical Services PCL NVDR	1,415,200	5,795,665
Bumrungrad Hospital PCL NVDR	2,063,176	5,782,804

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

November 30, 2013

Security	Shares	Value

Chularat Hospital PCL NVDR	1,028,200	$323,414
Vibhavadi Medical Center PCL NVDR	2,221,960	674,684

		14,038,345

HOTELS, RESTAURANTS & LEISURE — 1.82%
Central Plaza Hotel PCL NVDR	3,420,500	3,834,880
Erawan Group PCL (The) NVDR	2,349,100	302,874
Minor International PCL NVDR	6,985,600	5,286,518
MK Restaurants Group PCL NVDR[a]	221,100	323,628
Oishi Group PCL NVDR	111,900	324,095

		10,071,995

HOUSEHOLD DURABLES — 0.05%
Srithai Superware PCL NVDR	597,600	299,637

		299,637

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.22%
CK Power PCL NVDR[a]	817,800	318,359
Glow Energy PCL NVDR	2,915,200	6,150,881
SPCG PCL NVDR[a]	506,900	322,042

		6,791,282

INSURANCE — 0.06%
Thai Reinsurance PCL NVDR[a]	2,670,100	314,325

		314,325

INTERNET & CATALOG RETAIL — 0.06%
OfficeMate PCL NVDR	319,400	318,306

		318,306

MARINE — 0.69%
Precious Shipping PCL NVDR	2,832,100	1,790,459
Thoresen Thai Agencies PCL NVDR[a]	3,987,282	2,011,646

		3,802,105

MEDIA — 2.45%
BEC World PCL NVDR	5,339,000	8,812,426
GMM Grammy PCL NVDR[a]	703,020	420,367
Major Cineplex Group PCL NVDR	3,721,300	2,097,650
MCOT PCL NVDR	1,373,200	1,272,273
RS PCL NVDR	1,229,000	325,335
VGI Global Media PCL NVDR	1,828,000	677,459

		13,605,510

METALS & MINING — 0.78%
G J Steel PCL NVDR[a]	605,360,800	1,319,690
G Steel PCL NVDR[a]	133,288,800	539,631
STP & I PCL NVDR	3,764,600	2,133,782
Univentures PCL NVDR	1,375,100	323,326

		4,316,429

OIL, GAS & CONSUMABLE FUELS — 17.25%
Bangchak Petroleum PCL NVDR	2,616,300	2,709,187
Banpu PCL NVDR	6,380,900	6,110,641

Security	Shares	Value

Energy Absolute PCL NVDR	1,616,900	$392,769
Esso (Thailand) PCL NVDR	8,451,300	1,763,429
IRPC PCL NVDR	57,310,700	6,318,277
PTT Exploration & Production PCL NVDR	6,476,184	32,269,992
PTT PCL NVDR	4,068,600	37,378,916
Thai Oil PCL NVDR	4,441,100	8,713,463

		95,656,674

PERSONAL PRODUCTS — 0.06%
DSG International Thailand PCL	979,600	326,432

		326,432

REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.85%
Amata Corp. PCL NVDR	4,345,100	2,138,044
Ananda Development PCL NVDR[a]	5,106,800	333,986
AP (Thailand) PCL NVDR	8,213,660	1,268,756
Asset Corp. PCL NVDR	13,695,237	1,467,194
Bangkok Land PCL NVDR	57,269,800	3,049,871
Central Pattana PCL NVDR	6,387,400	8,603,396
Country Group Development PCL NVDR[a]	8,724,800	355,948
Golden Land Property Development PCL NVDR[a]	1,722,000	361,990
Hemaraj Land and Development PCL NVDR	30,493,100	3,836,566
LPN Development PCL NVDR	3,759,347	2,177,635
MBK PCL NVDR	69,400	324,198
Natural Park PCL NVDR[a]	204,195,800	317,963
Pruksa Real Estate PCL NVDR	4,621,280	3,022,326
Quality Houses PCL NVDR	28,588,241	2,457,289
Rojana Industrial Park PCL NVDR	1,353,000	313,916
Sansiri PCL NVDR	24,327,728	1,530,427
Siam Future Development PCL NVDR	6,136,687	1,137,131
Supalai PCL NVDR	4,406,100	2,209,225
Thai Factory Development PCL NVDR	1,259,500	300,068
Ticon Industrial Connection PCL NVDR	3,951,093	2,141,047
WHA Corp. PCL NVDR	547,250	609,286

		37,956,262

ROAD & RAIL — 0.97%
BTS Group Holdings PCL NVDR	18,513,200	5,390,795

		5,390,795

SOFTWARE — 0.06%
Mono Technology PCL NVDR	1,140,900	312,673

		312,673

SPECIALTY RETAIL — 1.22%
Home Product Center PCL NVDR	12,477,483	4,157,866
Siam Global House PCL NVDR	4,703,418	2,621,961

		6,779,827

TEXTILES, APPAREL & LUXURY GOODS — 0.06%
MC Group PLC NVDR	752,500	321,060

		321,060

TRANSPORTATION INFRASTRUCTURE — 2.89%
Airports of Thailand PCL NVDR	2,069,800	12,086,188
Bangkok Aviation Fuel PCL NVDR	767,000	632,996

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

November 30, 2013

Security	Shares	Value

Bangkok Expressway PCL NVDR	2,666,200	$2,989,200
Bangkok Metro PCL NVDR[a]	9,283,000	300,664

		16,009,048

WATER UTILITIES — 0.62%
Eastern Water Resources and Management PCL NVDR	928,500	358,561
Thai Tap Water Supply PCL NVDR	9,705,766	3,083,115

		3,441,676

WIRELESS TELECOMMUNICATION SERVICES — 6.29%
Advanced Information Service PCL NVDR	4,910,819	34,869,721

		34,869,721

TOTAL COMMON STOCKS
(Cost: $646,065,654)		553,103,481

RIGHTS — 0.00%

ROAD & RAIL — 0.00%
Bangkok Metro PCL NVDR[a]	6,859,841	8,546

		8,546

TOTAL RIGHTS
(Cost: $0)		8,546

WARRANTS — 0.00%

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.00%
Loxley PCL NVDR (Expires 4/ 21/16)[a]	50,876	—

		—

METALS & MINING — 0.00%
G J Steel PCL NVDR (Expires 02/07/20)[a]	30	—

		—

TOTAL WARRANTS
(Cost: $0)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,136,129	$1,136,129

		1,136,129

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,136,129)		1,136,129

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $647,201,783)		554,248,156
Other Assets, Less Liabilities — 0.03%		146,977

NET ASSETS — 100.00%		$554,395,133

NVDR	— Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

152

Schedule of Investments  (Unaudited)

iSHARES® MSCI TURKEY ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.45%

AIRLINES — 2.54%
Turk Hava Yollari AO	2,985,621	$11,061,964

		11,061,964

AUTO COMPONENTS — 0.13%
Goodyear Lastikleri Turk AS	19,222	578,417

		578,417

AUTOMOBILES — 2.15%
Ford Otomotiv Sanayi AS	379,947	4,893,192
Tofas Turk Otomobil Fabrikasi AS	676,949	4,442,913

		9,336,105

BEVERAGES — 5.19%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,120,819	12,713,552
Coca-Cola Icecek AS	343,984	9,882,395

		22,595,947

BUILDING PRODUCTS — 0.38%
Trakya Cam Sanayii AS	1,345,056	1,672,285

		1,672,285

CAPITAL MARKETS — 0.08%
Is Yatirim Menkul Degerler AS	519,570	357,730

		357,730

CHEMICALS — 0.34%
Bagfas Bandirma Gubre Fabrikalari ASa	29,297	583,371
Gubre Fabrikalari TAS[a,b]	112,544	897,523

		1,480,894

COMMERCIAL BANKS — 36.63%
Akbank TAS	9,739,194	35,698,559
Albaraka Turk Katilim Bankasi ASb	1,714,295	1,494,494
Asya Katilim Bankasi ASb	2,677,715	2,639,450
Sekerbank TAS[a,b]	1,897,594	1,804,681
Tekstil Bankasi ASa,b	570,762	398,630
Turkiye Garanti Bankasi AS	12,498,015	47,172,833
Turkiye Halk Bankasi AS	3,381,366	25,960,905
Turkiye Is Bankasi AS Class C	8,520,151	21,945,556
Turkiye Sinai Kalkinma Bankasi AS	3,168,521	3,107,547
Turkiye Vakiflar Bankasi TAO Class D	4,057,849	9,205,710
Yapi ve Kredi Bankasi AS	4,703,792	10,042,026

		159,470,391

COMMUNICATIONS EQUIPMENT — 0.12%
Nortel Networks Netas Telekomunikasyon ASa	140,446	499,493

		499,493

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.43%
Tekfen Holding ASa	800,643	$1,887,738

		1,887,738

CONSTRUCTION MATERIALS — 1.54%
Adana Cimento Sanayii TAS Class A	308,385	603,374
Akcansa Cimento Sanayi ve TAS	259,504	1,478,216
Baticim Bati Anodolu Cimento Sanayii ASb	303,545	950,246
Cimsa Cimento Sanayi ve TAS	256,405	1,638,370
Goltas Goller Bolgesi Cimento Sanayi ve TAS	23,253	711,233
Konya Cimento Sanayii AS	5,117	729,968
Mardin Cimento Sanayii ve TAS	263,307	596,039

		6,707,446

CONSUMER FINANCE — 0.12%
Is Finansal Fabrikasi ASa,b	1,037,046	518,818

		518,818

CONTAINERS & PACKAGING — 0.35%
Anadolu Cam Sanayii AS	786,680	911,822
Kartonsan Karton Sanayi ve TAS	4,496	601,293

		1,513,115

DISTRIBUTORS — 0.28%
Dogus Otomotiv Servis ve TAS	297,782	1,221,307

		1,221,307

DIVERSIFIED FINANCIAL SERVICES — 4.63%
Haci Omer Sabanci Holding AS	4,415,636	20,166,017

		20,166,017

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.84%
Turk Telekomunikasyon ASa	2,460,957	7,996,571

		7,996,571

FOOD & STAPLES RETAILING — 6.22%
BIM Birlesik Magazalar AS	1,149,915	25,973,264
Bizim Toptan Satis Magazalari AS	97,048	1,108,035

		27,081,299

FOOD PRODUCTS — 1.68%
Pinar Sut Mamulleri Sanayii AS	99,085	844,175
Tat Gida Sanayi ASb	331,905	417,584
Ulker Biskuvi Sanayi AS	737,569	6,064,663

		7,326,422

GAS UTILITIES — 0.00%
Aygaz AS	1	4

		4

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

November 30, 2013

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.18%
Selcuk Ecza Deposu Ticaret ve Sanayi ASa	844,954	$795,211

		795,211

HOTELS, RESTAURANTS & LEISURE — 0.16%
Net Holding ASa	596,853	703,623

		703,623

HOUSEHOLD DURABLES — 2.18%
Arcelik AS	1,280,277	8,624,597
Vestel Beyaz Esya Sanayi ve TAS[b]	252,885	388,312
Vestel Elektronik Sanayi ve TAS[a,b]	532,523	477,434

		9,490,343

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.32%
Akenerji Elektrik Uretim ASa,b	1,188,660	788,966
Zorlu Enerji Elektrik Uretim ASa,b	946,900	605,048

		1,394,014

INDUSTRIAL CONGLOMERATES — 8.24%
Akfen Holding ASa,b	473,088	995,925
Alarko Holding AS	363,058	1,165,325
Dogan Sirketler Grubu Holding ASb	3,312,232	1,378,148
Eczacibasi Yatirim Holding Ortakligi ASa	150,678	456,770
Enka Insaat ve Sanayi AS	2,250,855	7,469,960
Ihlas Holding ASa,b	2,979,681	1,047,910
KOC Holding AS	3,430,035	16,208,504
Kombassan Holdings ASa,b	885,096	1,315,248
Turkiye Sise ve Cam Fabrikalari AS	2,551,126	3,462,409
Yazicilar Holding AS	216,249	2,383,307

		35,883,506

INSURANCE — 0.57%
Aksigorta AS	497,977	695,592
Anadolu Anonim Turk Sigorta Sirketi[b]	1,224,550	824,919
Anadolu Hayat Emeklilik ASa	379,292	943,134

		2,463,645

MACHINERY — 0.34%
Otokar Otomotiv Ve Savunma Sanayi AS	45,419	1,462,335

		1,462,335

MEDIA — 0.54%
Besiktas Futbol Yatirimlar Sanayi ve Ticaret ASb	579,532	617,180
Dogan Yayin Holding ASa,b	2,711,665	846,199
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret ASa,b	26,202	426,999
Galatasaray Sportif Sinai ve Ticari Yatirimlar ASa,b	34,103	466,227

		2,356,605

METALS & MINING — 5.06%
Borusan Mannesmann Boru Sanayi ve TAS	226,950	690,231
Eregli Demir ve Celik Fabrikalari TAS	7,573,023	10,053,101
Izmir Demir Celik Sanayi ASa,b	508,749	662,758

Security	Shares	Value

Kardemir Karabuk Demir Celik Sanayi ve TAS Class Ab	786,833	$915,897
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Ba,b	389,543	835,486
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da,b	3,320,733	2,171,220
Koza Altin Isletmeleri AS	247,561	3,960,780
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	944,971	1,951,868
Park Elektrik Uretim Madencilik Sanayi ve TAS[a,b]	283,805	790,046

		22,031,387

MULTILINE RETAIL — 0.21%
Boyner Buyuk Magazacilik ASa,b	199,966	895,407

		895,407

OIL, GAS & CONSUMABLE FUELS — 3.97%
Ipek Dogal Enerji Kaynaklari Ve Uretim ASa,b	562,089	1,308,576
Turcas Petrolculuk ASa	363,662	574,625
Turkiye Petrol Rafinerileri AS	677,730	15,408,677

		17,291,878

PHARMACEUTICALS — 0.24%
EIS Eczacibasi Ilac Sanayi ve TAS[a]	885,231	1,061,128

		1,061,128

REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.94%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	111,705	904,662
Dogus Gayrimenkul Yatirim Ortakligi ASb	251,614	675,507
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,286,625	14,759,239
Halk Gayrimenkul Yatrm Ortakligi ASb	1,088,783	657,957
Is Gayrimenkul Yatirim Ortakligi AS	1,532,853	1,070,571
Saf Gayrimenkul Yatirim Ortakligi ASa,b	962,831	619,997
Sinpas Gayrimenkul Yatirim Ortakligi AS	1,271,155	686,311
Torunlar Gayrimenkul Yatirim Ortakligi AS	813,989	1,491,819
Vakif Gayrimenkul Yatirim Ortakligi ASa,b	114,346	628,695

		21,494,758

TEXTILES, APPAREL & LUXURY GOODS — 0.54%
Aksa Akrilik Kimya Sanayii AS	451,720	1,883,985
Ihlas Madencilik ASb	105,321	445,521

		2,329,506

TRANSPORTATION INFRASTRUCTURE — 1.52%
TAV Havalimanlari Holding AS	884,838	6,596,236

		6,596,236

WIRELESS TELECOMMUNICATION SERVICES — 5.79%
Turkcell Iletisim Hizmetleri ASb	4,154,519	25,208,836

		25,208,836

TOTAL COMMON STOCKS
(Cost: $532,574,707)		432,930,381

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

November 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.72%

MONEY MARKET FUNDS — 2.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c],d,e	11,172,632	$11,172,632
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	646,840	646,840
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	25,538	25,538

		11,845,010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,845,010)		11,845,010

TOTAL INVESTMENTS IN SECURITIES — 102.17%
(Cost: $544,419,717)		444,775,391
Other Assets, Less Liabilities — (2.17)%		(9,437,989)

NET ASSETS — 100.00%		$435,337,402

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

155

Schedule of Investments  (Unaudited)

iSHARES® MSCI UNITED KINGDOM ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.31%

AEROSPACE & DEFENSE — 2.51%
BAE Systems PLC	4,015,642	$28,113,612
Cobham PLC	1,335,372	5,781,314
Meggitt PLC	975,982	7,979,148
Rolls-Royce Holdings PLC[a]	2,331,272	47,161,438

		89,035,512
AIRLINES — 0.13%
easyJet PLC[b]	196,582	4,585,439

		4,585,439
AUTO COMPONENTS — 0.36%
GKN PLC	2,030,770	12,610,772

		12,610,772
BEVERAGES — 4.74%
Coca-Cola HBC AGa	245,078	6,892,896
Diageo PLC	3,112,404	99,212,396
SABMiller PLC	1,192,482	61,588,970

		167,694,262
CAPITAL MARKETS — 1.04%
3i Group PLC	1,205,472	7,306,106
Aberdeen Asset Management PLC	1,189,018	9,588,384
Hargreaves Lansdown PLC	264,130	5,243,816
ICAP PLC	681,542	4,623,012
Investec PLC	713,584	5,046,082
Schroders PLC	125,570	5,072,314

		36,879,714
CHEMICALS — 0.55%
Croda International PLC	168,004	6,395,623
Johnson Matthey PLC	253,738	13,175,646

		19,571,269
COMMERCIAL BANKS — 14.31%
Barclays PLC	18,951,544	84,345,395
HSBC Holdings PLC	23,117,004	258,213,756
Lloyds Banking Group PLC[a]	61,842,792	78,407,424
Royal Bank of Scotland Group PLC[a]	2,672,476	14,323,668
Standard Chartered PLC	3,002,422	71,238,927

		506,529,170
COMMERCIAL SERVICES & SUPPLIES — 0.88%
Aggreko PLC	333,410	8,765,583
Babcock International Group PLC	448,588	9,626,005
G4S PLC	1,921,654	8,221,963
Serco Group PLC	617,458	4,607,050

		31,220,601

Security	Shares	Value

CONTAINERS & PACKAGING — 0.23%
Rexam PLC	980,312	$8,022,577

		8,022,577
DIVERSIFIED FINANCIAL SERVICES — 0.16%
London Stock Exchange Group PLC	218,232	5,816,117

		5,816,117
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.86%
BT Group PLC	9,771,944	59,657,836
Inmarsat PLC	555,106	6,310,482

		65,968,318
ELECTRIC UTILITIES — 0.73%
SSE PLC	1,195,080	25,977,362

		25,977,362
ENERGY EQUIPMENT & SERVICES — 0.38%
AMEC PLC	368,916	6,840,708
Petrofac Ltd.	322,152	6,680,695

		13,521,403
FOOD & STAPLES RETAILING — 2.24%
J Sainsbury PLC	1,530,222	10,211,807
Tesco PLC	10,017,888	57,097,902
Wm Morrison Supermarkets PLC	2,736,560	11,901,361

		79,211,070
FOOD PRODUCTS — 2.50%
Associated British Foods PLC	441,660	16,588,964
Tate & Lyle PLC	578,488	7,438,599
Unilever PLC	1,590,842	64,339,143

		88,366,706
HEALTH CARE EQUIPMENT & SUPPLIES — 0.42%
Smith & Nephew PLC	1,118,872	14,946,225

		14,946,225
HOTELS, RESTAURANTS & LEISURE — 2.14%
Carnival PLC	227,758	8,330,854
Compass Group PLC	2,252,466	33,981,693
InterContinental Hotels Group PLC	331,678	10,339,096
TUI Travel PLC	553,374	3,329,406
Whitbread PLC	221,696	12,953,529
William Hill PLC	1,072,108	6,771,778

		75,706,356
HOUSEHOLD DURABLES — 0.20%
Persimmon PLC[a]	377,576	7,174,465

		7,174,465

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

November 30, 2013

Security	Shares	Value

HOUSEHOLD PRODUCTS — 1.82%
Reckitt Benckiser Group PLC	801,916	$64,483,566

		64,483,566
INDUSTRIAL CONGLOMERATES — 0.31%
Smiths Group PLC	487,558	10,973,373

		10,973,373
INSURANCE — 5.20%
Admiral Group PLC	237,284	4,831,330
Aviva PLC	3,657,118	25,717,396
Direct Line Insurance Group PLC	1,394,260	5,371,656
Legal & General Group PLC	7,337,618	25,709,464
Old Mutual PLC	6,071,526	19,801,416
Prudential PLC	3,173,890	67,950,803
Resolution Ltd.	1,758,846	9,856,167
RSA Insurance Group PLC	4,526,582	7,889,313
Standard Life PLC	2,927,946	16,853,572

		183,981,117
MACHINERY — 0.93%
IMI PLC	396,628	9,537,544
Invensys PLC	809,710	6,638,359
Melrose Industries PLC	1,570,058	7,512,325
Weir Group PLC (The)	264,130	9,267,537

		32,955,765
MEDIA — 3.16%
British Sky Broadcasting Group PLC	1,286,010	17,252,633
ITV PLC	4,633,966	14,422,268
Pearson PLC	1,013,220	22,406,017
Reed Elsevier PLC	1,471,334	21,305,448
WPP PLC	1,647,998	36,470,286

		111,856,652
METALS & MINING — 8.08%
Anglo American PLC	1,728,536	38,195,967
Antofagasta PLC	490,156	6,375,026
BHP Billiton PLC	2,619,650	79,771,875
Fresnillo PLC	228,624	3,119,564
Glencore Xstrata PLC[a]	13,159,736	66,792,210
Randgold Resources Ltd.	108,250	7,706,280
Rio Tinto PLC	1,576,986	84,250,475

		286,211,397
MULTI-UTILITIES — 2.65%
Centrica PLC	6,391,946	35,421,116
National Grid PLC	4,605,388	58,464,880

		93,885,996
MULTILINE RETAIL — 0.95%
Marks & Spencer Group PLC	2,003,058	15,979,001
Next PLC	195,716	17,616,562

		33,595,563

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 15.69%
BG Group PLC	4,220,884	$86,321,524
BP PLC	23,394,990	184,712,820
Royal Dutch Shell PLC Class A	4,737,020	158,914,054
Royal Dutch Shell PLC Class B	3,114,136	109,393,310
Tullow Oil PLC	1,125,800	16,034,594

		555,376,302
PHARMACEUTICALS — 7.95%
AstraZeneca PLC	1,552,738	89,364,551
GlaxoSmithKline PLC	6,076,722	161,105,070
Shire PLC	686,738	31,182,537

		281,652,158
PROFESSIONAL SERVICES — 1.31%
Capita PLC	815,772	13,322,664
Experian PLC	1,251,370	23,101,320
Intertek Group PLC	200,046	9,951,804

		46,375,788
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.23%
British Land Co. PLC	1,169,100	11,700,920
Hammerson PLC	883,320	7,386,538
Intu Properties PLC	832,226	4,380,051
Land Securities Group PLC	971,652	15,168,086
SEGRO PLC	920,558	5,043,992

		43,679,587
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.82%
ARM Holdings PLC	1,732,866	28,896,144

		28,896,144
SOFTWARE — 0.22%
Sage Group PLC (The)	1,384,734	7,902,630

		7,902,630
SPECIALTY RETAIL — 0.51%
Kingfisher PLC	2,942,668	18,119,271

		18,119,271
TEXTILES, APPAREL & LUXURY GOODS — 0.39%
Burberry Group PLC	549,044	13,733,250

		13,733,250
TOBACCO — 4.86%
British American Tobacco PLC	2,360,716	126,101,914
Imperial Tobacco Group PLC	1,203,740	45,824,312

		171,926,226
TRADING COMPANIES & DISTRIBUTORS — 1.04%
Bunzl PLC	412,216	9,372,198
Travis Perkins PLC	303,966	8,942,490
Wolseley PLC[a]	340,338	18,380,467

		36,695,155

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

November 30, 2013

Security	Shares	Value

WATER UTILITIES — 0.50%
Severn Trent PLC	296,172	$8,567,652
United Utilities Group PLC	845,216	9,116,972

		17,684,624
WIRELESS TELECOMMUNICATION SERVICES — 6.31%
Vodafone Group PLC	60,096,936	223,265,962

		223,265,962

TOTAL COMMON STOCKS
(Cost: $3,197,340,450)		3,516,087,864

PREFERRED STOCKS — 0.01%

AEROSPACE & DEFENSE — 0.01%
Rolls-Royce Holdings PLC	183,915,300	301,262

		301,262

TOTAL PREFERRED STOCKS
(Cost: $297,345)		301,262

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,262,590	3,262,590
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	188,888	188,888
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,690,906	3,690,906

		7,142,384

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,142,384)		7,142,384

TOTAL INVESTMENTS IN SECURITIES — 99.52%
(Cost: $3,204,780,179)		3,523,531,510
Other Assets, Less Liabilities — 0.48%		16,958,705

NET ASSETS — 100.00%		$3,540,490,215

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
213	FTSE 100 Index (Dec. 2013)	NYSE Liffe London	$23,205,647	$105,784

See accompanying notes to schedules of investments.

158

Schedule of Investments  (Unaudited)

iSHARES®MSCI USA ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.71%

AEROSPACE & DEFENSE — 2.71%
B/E Aerospace Inc.[a]	1,162	$101,094
Boeing Co. (The)	8,129	1,091,318
General Dynamics Corp.	3,374	309,261
Honeywell International Inc.	8,473	749,945
L-3 Communications Holdings Inc.	1,006	104,081
Lockheed Martin Corp.	3,087	437,335
Northrop Grumman Corp.	2,481	279,559
Precision Castparts Corp.	1,649	426,184
Raytheon Co.	3,647	323,416
Rockwell Collins Inc.	1,460	106,186
Textron Inc.	3,173	105,439
TransDigm Group Inc.	568	88,904
United Technologies Corp.	9,885	1,095,851

		5,218,573
AIR FREIGHT & LOGISTICS — 0.79%
C.H. Robinson Worldwide Inc.	1,822	106,824
Expeditors International of Washington Inc.	2,365	102,736
FedEx Corp.	3,396	471,025
United Parcel Service Inc. Class B	8,184	837,878

		1,518,463
AIRLINES — 0.08%
Delta Air Lines Inc.	2,404	69,668
Southwest Airlines Co.	2,087	38,797
United Continental Holdings Inc.[a]	1,027	40,310

		148,775
AUTO COMPONENTS — 0.48%
Autoliv Inc.	1,080	100,289
BorgWarner Inc.	1,292	138,464
Delphi Automotive PLC	3,351	196,201
Johnson Controls Inc.	7,738	390,846
TRW Automotive Holdings Corp.[a]	1,329	103,130

		928,930
AUTOMOBILES — 0.74%
Ford Motor Co.	41,605	710,613
General Motors Co.[a]	10,989	425,604
Harley-Davidson Inc.	2,516	168,622
Tesla Motors Inc.[a,b]	967	123,080

		1,427,919
BEVERAGES — 2.11%
Beam Inc.	1,665	112,437
Brown-Forman Corp. Class B NVS	1,385	103,903
Coca-Cola Co. (The)	45,248	1,818,517
Coca-Cola Enterprises Inc.	2,884	120,955
Constellation Brands Inc. Class Aa	1,892	133,216
Dr Pepper Snapple Group Inc.	2,287	110,371
Molson Coors Brewing Co. Class B NVS	1,739	91,593

Security	Shares	Value

Monster Beverage Corp.[a]	1,640	$97,055
PepsiCo Inc.	17,490	1,477,205

		4,065,252
BIOTECHNOLOGY — 2.45%
Alexion Pharmaceuticals Inc.[a]	2,225	277,012
Amgen Inc.	8,544	974,699
Biogen Idec Inc.[a]	2,695	784,164
BioMarin Pharmaceutical Inc.[a]	1,583	111,412
Celgene Corp.[a]	4,665	754,657
Gilead Sciences Inc.[a]	17,339	1,297,131
Pharmacyclics Inc.[a]	706	87,911
Regeneron Pharmaceuticals Inc.[a]	881	258,891
Vertex Pharmaceuticals Inc.[a]	2,641	183,338

		4,729,215
BUILDING PRODUCTS — 0.05%
Masco Corp.	4,071	91,272

		91,272
CAPITAL MARKETS — 2.29%
Affiliated Managers Group Inc.[a]	604	120,951
Ameriprise Financial Inc.	2,245	243,021
Bank of New York Mellon Corp. (The)	13,051	439,819
BlackRock Inc.[c]	1,523	461,088
Charles Schwab Corp. (The)	13,126	321,324
Eaton Vance Corp. NVS	1,376	57,531
Franklin Resources Inc.	4,685	259,502
Goldman Sachs Group Inc. (The)	4,839	817,501
Invesco Ltd.	5,025	175,121
Legg Mason Inc.	1,253	49,005
Morgan Stanley	16,705	522,867
Northern Trust Corp.	2,573	151,781
Raymond James Financial Inc.	1,423	68,560
SEI Investments Co.	1,670	56,079
State Street Corp.	5,059	367,334
T. Rowe Price Group Inc.	2,967	238,725
TD Ameritrade Holding Corp.	2,468	71,029

		4,421,238
CHEMICALS — 2.49%
Air Products and Chemicals Inc.	2,377	258,689
Airgas Inc.	745	80,929
Albemarle Corp.	925	63,557
Ashland Inc.	820	74,686
Celanese Corp. Series A	1,804	101,259
CF Industries Holdings Inc.	650	141,297
Dow Chemical Co. (The)	13,725	536,098
E.I. du Pont de Nemours and Co.	10,489	643,815
Eastman Chemical Co.	1,738	133,878
Ecolab Inc.	3,076	329,655
FMC Corp.	1,556	113,370
International Flavors & Fragrances Inc.	921	81,370
LyondellBasell Industries NV Class A	4,825	372,393
Monsanto Co.	6,047	685,307
Mosaic Co. (The)	3,359	160,896
PPG Industries Inc.	1,614	297,073
Praxair Inc.	3,339	421,582
Sherwin-Williams Co. (The)	992	181,566
Sigma-Aldrich Corp.	1,363	117,545

		4,794,965

159

Schedule of Investments  (Unaudited)(Continued)

iSHARES® MSCI USA ETF

November 30, 2013

Security	Shares	Value

COMMERCIAL BANKS — 2.70%
BB&T Corp.	8,002	$277,989
CIT Group Inc.	2,160	109,037
Comerica Inc.	2,087	94,645
Fifth Third Bancorp	9,663	196,352
First Republic Bank	1,035	52,889
KeyCorp	10,318	131,555
M&T Bank Corp.[b]	1,330	153,429
PNC Financial Services Group Inc. (The)[c]	6,048	465,394
Regions Financial Corp.	15,992	155,602
SunTrust Banks Inc.	6,092	220,713
U.S. Bancorp	20,861	818,168
Wells Fargo & Co.	57,203	2,518,076

		5,193,849
COMMERCIAL SERVICES & SUPPLIES — 0.45%
ADT Corp. (The)	2,271	92,112
Cintas Corp.	1,181	65,545
Iron Mountain Inc.	1,607	45,189
Republic Services Inc.	3,273	114,260
Stericycle Inc.[a]	973	114,308
Tyco International Ltd.	5,268	200,922
Waste Management Inc.	5,054	230,867

		863,203
COMMUNICATIONS EQUIPMENT — 1.64%
Cisco Systems Inc.	60,578	1,287,283
F5 Networks Inc.[a]	894	73,540
Harris Corp.	1,234	79,605
Juniper Networks Inc.[a]	5,814	117,850
Motorola Solutions Inc.	2,716	178,930
QUALCOMM Inc.	19,455	1,431,499

		3,168,707
COMPUTERS & PERIPHERALS — 3.94%
Apple Inc.	10,303	5,729,189
EMC Corp.	23,603	562,931
Hewlett-Packard Co.	21,876	598,309
NetApp Inc.	3,860	159,225
SanDisk Corp.	2,742	186,867
Seagate Technology PLC	3,648	178,898
Western Digital Corp.	2,414	181,147

		7,596,566
CONSTRUCTION & ENGINEERING — 0.23%
Chicago Bridge & Iron Co. NV	1,096	84,041
Fluor Corp.	1,836	142,859
Jacobs Engineering Group Inc.[a]	1,472	87,982
KBR Inc.	1,670	56,496
Quanta Services Inc.[a]	2,362	69,939

		441,317
CONSTRUCTION MATERIALS — 0.07%
Martin Marietta Materials Inc.	518	50,018

Security	Shares	Value

Vulcan Materials Co.	1,467	$82,695

		132,713
CONSUMER FINANCE — 0.96%
American Express Co.	11,013	944,915
Capital One Financial Corp.	6,660	477,056
Discover Financial Services	5,489	292,564
SLM Corp.	4,921	131,145

		1,845,680
CONTAINERS & PACKAGING — 0.25%
Avery Dennison Corp.	1,125	55,012
Ball Corp.	1,566	78,269
Crown Holdings Inc.[a]	1,628	71,860
MeadWestvaco Corp.	2,052	72,046
Owens-Illinois Inc.[a]	1,769	58,377
Rock-Tenn Co. Class A	829	78,274
Sealed Air Corp.	2,090	67,110

		480,948
DISTRIBUTORS — 0.13%
Genuine Parts Co.	1,757	145,550
LKQ Corp.[a]	3,363	111,483

		257,033
DIVERSIFIED CONSUMER SERVICES — 0.04%
H&R Block Inc.	3,067	85,539

		85,539
DIVERSIFIED FINANCIAL SERVICES — 4.55%
Bank of America Corp.	121,836	1,927,446
Berkshire Hathaway Inc. Class Ba	12,529	1,460,004
Citigroup Inc.	34,488	1,825,105
CME Group Inc.	3,617	296,413
IntercontinentalExchange Group Inc.[a]	1,297	276,637
J.P. Morgan Chase & Co.	42,688	2,442,607
Leucadia National Corp.	3,509	100,568
McGraw Hill Financial Inc.	2,953	219,999
Moody’s Corp.	2,270	169,410
NASDAQ OMX Group Inc. (The)	1,297	50,959

		8,769,148
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.13%
AT&T Inc.	60,230	2,120,698
CenturyLink Inc.	6,810	209,067
Frontier Communications Corp.	11,296	52,865
Level 3 Communications Inc.[a,b]	1,724	52,444
Verizon Communications Inc.	32,483	1,611,807
Windstream Holdings Inc.	6,653	53,690

		4,100,571
ELECTRIC UTILITIES — 1.59%
American Electric Power Co. Inc.	5,547	261,042
Duke Energy Corp.	8,016	560,799
Edison International	3,500	161,735
Entergy Corp.	2,001	123,842

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

November 30, 2013

Security	Shares	Value

Exelon Corp.	9,746	$262,265
FirstEnergy Corp.	4,733	154,438
NextEra Energy Inc.	4,826	408,231
Northeast Utilities	3,553	145,957
OGE Energy Corp.	2,231	76,791
Pepco Holdings Inc.	2,837	54,130
Pinnacle West Capital Corp.	1,243	66,327
PPL Corp.	7,165	220,037
Southern Co. (The)	9,949	404,228
Xcel Energy Inc.	5,655	158,453

		3,058,275
ELECTRICAL EQUIPMENT — 0.75%
AMETEK Inc.	2,750	135,355
Eaton Corp. PLC	5,378	390,766
Emerson Electric Co.	8,105	542,954
Rockwell Automation Inc.	1,577	179,116
Roper Industries Inc.	1,116	144,745
Sensata Technologies Holding NVa	1,485	57,885

		1,450,821
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.52%
Amphenol Corp. Class A	1,813	154,105
Arrow Electronics Inc.[a]	1,139	58,476
Avnet Inc.	1,554	62,004
Corning Inc.	16,547	282,623
Flextronics International Ltd.[a]	7,086	53,712
FLIR Systems Inc.	1,585	47,027
TE Connectivity Ltd.	4,711	248,364
Trimble Navigation Ltd.[a]	2,961	94,456

		1,000,767
ENERGY EQUIPMENT & SERVICES — 1.91%
Baker Hughes Inc.	5,034	286,737
Cameron International Corp.[a]	2,778	153,873
Core Laboratories NV	526	95,806
Diamond Offshore Drilling Inc.	787	47,259
Ensco PLC Class A	2,630	155,380
FMC Technologies Inc.[a,b]	2,689	129,341
Halliburton Co.	9,576	504,464
Helmerich & Payne Inc.	1,196	92,092
Nabors Industries Ltd.	3,268	54,085
National Oilwell Varco Inc.	4,835	394,053
Nobel Corp. PLC	2,860	109,023
Oceaneering International Inc.	1,219	94,095
Rowan Companies PLC Class Aa	1,404	48,606
Schlumberger Ltd.	15,006	1,326,831
Superior Energy Services Inc.[a]	1,784	45,456
Weatherford International Ltd.[a,b]	8,769	137,323

		3,674,424
FOOD & STAPLES RETAILING — 2.31%
Costco Wholesale Corp.	4,956	621,631
CVS Caremark Corp.	13,937	933,222
Kroger Co. (The)	5,603	233,925
Safeway Inc.	2,709	94,734
Sysco Corp.	6,746	226,868
Wal-Mart Stores Inc.	18,580	1,505,166
Walgreen Co.	10,172	602,182

Security	Shares	Value

Whole Foods Market Inc.	4,040	$228,664

		4,446,392
FOOD PRODUCTS — 1.60%
Archer-Daniels-Midland Co.	7,447	299,742
Bunge Ltd.	1,656	132,679
Campbell Soup Co.	2,314	89,621
ConAgra Foods Inc.	4,800	158,352
General Mills Inc.	7,295	367,887
Green Mountain Coffee Roasters Inc.[a,b]	1,463	98,577
Hershey Co. (The)	1,749	169,461
Hormel Foods Corp.	1,638	73,743
J.M. Smucker Co. (The)	1,194	124,462
Kellogg Co.	2,879	174,582
Kraft Foods Group Inc.	6,762	359,197
McCormick & Co. Inc. NVS	1,360	93,840
Mead Johnson Nutrition Co. Class A	2,296	194,035
Mondelez International Inc. Class A	19,177	643,005
Tyson Foods Inc. Class A	3,172	100,521

		3,079,704
GAS UTILITIES — 0.07%
ONEOK Inc.	2,357	136,871

		136,871
HEALTH CARE EQUIPMENT & SUPPLIES — 2.04%
Abbott Laboratories	17,608	672,449
Baxter International Inc.	6,163	421,857
Becton, Dickinson and Co.	2,191	237,921
Boston Scientific Corp.[a]	15,202	176,039
C.R. Bard Inc.	858	119,159
CareFusion Corp.[a]	2,432	96,915
Covidien PLC	5,219	356,249
DENTSPLY International Inc.	1,596	75,906
Edwards Lifesciences Corp.[a]	1,257	82,371
Hologic Inc.[a]	3,023	67,685
Intuitive Surgical Inc.[a]	453	170,736
Medtronic Inc.	11,428	655,053
ResMed Inc.[b]	1,617	78,926
St. Jude Medical Inc.	3,243	189,456
Stryker Corp.	3,443	256,228
Varian Medical Systems Inc.[a]	1,233	96,236
Zimmer Holdings Inc.	1,910	174,593

		3,927,779
HEALTH CARE PROVIDERS & SERVICES — 2.19%
Aetna Inc.	4,222	291,022
AmerisourceBergen Corp.	2,633	185,705
Cardinal Health Inc.	3,852	248,839
Cigna Corp.	3,201	279,927
DaVita HealthCare Partners Inc.[a]	2,070	123,269
Express Scripts Holding Co.[a]	9,235	621,977
HCA Holdings Inc.	3,467	160,938
Henry Schein Inc.[a]	995	113,430
Humana Inc.	1,790	186,142
Laboratory Corp. of America Holdings[a]	1,023	104,193
McKesson Corp.	2,593	430,153
Omnicare Inc.	1,180	67,590
Patterson Companies Inc.	986	40,909

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

November 30, 2013

Security	Shares	Value

Quest Diagnostics Inc.	1,725	$105,122
UnitedHealth Group Inc.	11,531	858,829
Universal Health Services Inc. Class B	1,032	85,068
WellPoint Inc.	3,404	316,164

		4,219,277
HEALTH CARE TECHNOLOGY — 0.10%
Cerner Corp.[a]	3,508	201,605

		201,605
HOTELS, RESTAURANTS & LEISURE — 1.93%
Carnival Corp.	4,347	156,970
Chipotle Mexican Grill Inc.[a,b]	349	182,827
Darden Restaurants Inc.	1,457	77,702
International Game Technology	3,009	52,627
Las Vegas Sands Corp.	4,659	333,957
Marriott International Inc. Class A	2,785	130,951
McDonald’s Corp.	11,337	1,103,884
MGM Resorts International[a]	4,445	85,300
Royal Caribbean Cruises Ltd.	1,746	76,911
Starbucks Corp.	8,514	693,550
Starwood Hotels & Resorts Worldwide Inc.	2,215	164,973
Wyndham Worldwide Corp.	1,510	108,282
Wynn Resorts Ltd.	911	151,108
Yum! Brands Inc.	5,062	393,216

		3,712,258
HOUSEHOLD DURABLES — 0.37%
D.R. Horton Inc.	3,331	66,220
Garmin Ltd.	1,322	64,196
Leggett & Platt Inc.	1,598	48,276
Lennar Corp. Class A	1,804	64,511
Mohawk Industries Inc.[a]	702	98,294
Newell Rubbermaid Inc.	3,255	98,789
PulteGroup Inc.	3,905	73,258
Toll Brothers Inc.[a]	1,821	62,096
Whirlpool Corp.	904	138,095

		713,735
HOUSEHOLD PRODUCTS — 2.13%
Church & Dwight Co. Inc.	1,581	103,160
Clorox Co. (The)	1,484	138,264
Colgate-Palmolive Co.	10,522	692,453
Energizer Holdings Inc.	700	77,245
Kimberly-Clark Corp.	4,336	473,318
Procter & Gamble Co. (The)	31,054	2,615,368

		4,099,808
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.14%
AES Corp. (The)	7,153	104,219
Calpine Corp.[a,b]	3,983	75,318
NRG Energy Inc.	3,647	96,500

		276,037
INDUSTRIAL CONGLOMERATES — 2.37%
3M Co.	7,365	983,301
Danaher Corp.	6,688	500,262

Security	Shares	Value

General Electric Co.	115,489	$3,078,937

		4,562,500
INSURANCE — 3.11%
ACE Ltd.	3,848	395,497
Aflac Inc.	5,292	351,230
Alleghany Corp.[a]	192	75,667
Allstate Corp. (The)	5,258	285,352
American International Group Inc.	15,934	792,717
Aon PLC	3,307	269,983
Arch Capital Group Ltd.[a,b]	1,529	89,951
Assurant Inc.	844	54,809
Axis Capital Holdings Ltd.	1,170	57,482
Chubb Corp. (The)	2,899	279,609
Cincinnati Financial Corp.	1,750	91,718
Everest Re Group Ltd.	544	85,316
Fidelity National Financial Inc. Class A	2,654	77,152
Hartford Financial Services Group Inc. (The)	4,926	175,513
Lincoln National Corp.	2,973	152,604
Loews Corp.	3,708	175,574
Marsh & McLennan Companies Inc.	6,223	295,281
MetLife Inc.	10,560	551,126
PartnerRe Ltd.	554	57,007
Principal Financial Group Inc.	3,324	168,294
Progressive Corp. (The)	6,502	181,601
Prudential Financial Inc.	5,266	467,410
RenaissanceRe Holdings Ltd.[b]	498	47,161
Torchmark Corp.	1,031	78,356
Travelers Companies Inc. (The)	4,234	384,193
Unum Group	2,985	100,206
W.R. Berkley Corp.	1,305	57,146
Willis Group Holdings PLC	1,929	86,381
XL Group PLC	3,284	105,055

		5,989,391
INTERNET & CATALOG RETAIL — 1.51%
Amazon.com Inc.[a]	4,147	1,632,342
Expedia Inc.	1,255	79,931
Liberty Interactive Corp. Series Aa	5,570	156,406
Netflix Inc.[a]	602	220,211
Priceline.com Inc.[a]	584	696,321
TripAdvisor Inc.[a,b]	1,325	117,024

		2,902,235
INTERNET SOFTWARE & SERVICES — 3.04%
Akamai Technologies Inc.[a]	2,007	89,753
eBay Inc.[a]	13,215	667,622
Equinix Inc.[a]	553	88,867
Facebook Inc. Class Aa	19,581	920,503
Google Inc. Class Aa	3,107	3,292,146
LinkedIn Corp. Class Aa	1,123	251,586
Rackspace Hosting Inc.[a,b]	1,330	50,819
VeriSign Inc.[a,b]	1,631	92,739
Yahoo! Inc.[a]	10,970	405,670

		5,859,705
IT SERVICES — 3.47%
Accenture PLC Class A	7,314	566,616
Alliance Data Systems Corp.[a,b]	550	133,243

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

November 30, 2013

Security	Shares	Value

Automatic Data Processing Inc.	5,477	$438,269
Cognizant Technology Solutions Corp. Class Aa	3,422	321,292
Computer Sciences Corp.	1,702	89,559
Fidelity National Information Services Inc.	3,337	169,119
Fiserv Inc.[a]	1,477	162,307
FleetCor Technologies Inc.[a]	788	95,963
International Business Machines Corp.	11,802	2,120,583
Leidos Holdings Inc.	826	40,168
MasterCard Inc. Class A	1,185	901,560
Paychex Inc.	3,768	164,775
Teradata Corp.[a]	1,852	84,525
Total System Services Inc.	1,937	60,144
Vantiv Inc. Class Aa	1,402	42,481
Visa Inc. Class A	5,836	1,187,393
Western Union Co.	6,242	104,054

		6,682,051
LEISURE EQUIPMENT & PRODUCTS — 0.18%
Hasbro Inc.	1,321	71,096
Mattel Inc.	3,885	179,759
Polaris Industries Inc.	746	99,569

		350,424
LIFE SCIENCES TOOLS & SERVICES — 0.56%
Agilent Technologies Inc.	3,754	201,102
Illumina Inc.[a]	1,428	139,944
Life Technologies Corp.[a]	1,978	149,734
Mettler-Toledo International Inc.[a]	340	83,834
Thermo Fisher Scientific Inc.	4,078	411,266
Waters Corp.[a]	954	94,952

		1,080,832
MACHINERY — 1.67%
AGCO Corp.	1,097	63,933
Caterpillar Inc.	7,346	621,472
Cummins Inc.	2,018	267,102
Deere & Co.	4,126	347,574
Dover Corp.	1,937	175,763
Flowserve Corp.	1,584	113,066
Illinois Tool Works Inc.	4,813	383,019
Ingersoll-Rand PLC	3,302	235,829
Joy Global Inc.	1,197	67,702
PACCAR Inc.	3,991	228,724
Pall Corp.	1,284	107,471
Parker Hannifin Corp.	1,688	198,914
Pentair Ltd. Registered	2,260	159,827
SPX Corp.	477	45,143
Stanley Black & Decker Inc.	1,712	139,340
Xylem Inc.	2,101	72,611

		3,227,490
MEDIA — 3.86%
Cablevision NY Group Class A	2,106	35,318
CBS Corp. Class B NVS	6,415	375,662
Charter Communications Inc. Class Aa,b	687	92,814
Comcast Corp. Class A	24,213	1,207,502
Comcast Corp. Class A Special NVS	5,467	263,236
DIRECTV[a]	5,917	391,173
Discovery Communications Inc. Series Aa	1,679	146,526

Security	Shares	Value

Discovery Communications Inc. Series C NVS[a,b]	1,014	$81,901
DISH Network Corp. Class A	2,473	133,938
Interpublic Group of Companies Inc. (The)	4,710	81,954
Liberty Global PLC Series Aa	2,406	206,459
Liberty Global PLC Series C NVS[a]	1,888	153,778
Liberty Media Corp.[a]	1,069	164,049
News Corp. Class A NVS[a]	4,313	77,461
Omnicom Group Inc.	2,974	212,492
Scripps Networks Interactive Inc. Class A	939	70,040
Sirius XM Holdings Inc.	35,247	132,881
Time Warner Cable Inc.	3,242	448,109
Time Warner Inc.	10,435	685,684
Twenty-First Century Fox Inc. Class A	17,201	576,062
Twenty-First Century Fox Inc. Class B	4,968	164,093
Viacom Inc. Class B NVS	4,830	387,221
Walt Disney Co. (The)	19,247	1,357,683

		7,446,036
METALS & MINING — 0.44%
Alcoa Inc.	12,075	116,041
Freeport-McMoRan Copper & Gold Inc.	11,739	407,226
Newmont Mining Corp.	5,623	139,619
Nucor Corp.	3,592	183,407

		846,293
MULTI-UTILITIES — 1.10%
Alliant Energy Corp.	1,257	64,735
Ameren Corp.	2,747	98,480
CenterPoint Energy Inc.	4,592	107,591
CMS Energy Corp.	2,999	79,593
Consolidated Edison Inc.	3,311	182,800
Dominion Resources Inc.	6,551	425,225
DTE Energy Co.	1,994	133,080
Integrys Energy Group Inc.	886	47,614
MDU Resources Group Inc.	2,025	60,082
NiSource Inc.	3,596	113,706
PG&E Corp.	5,033	203,182
Public Service Enterprise Group Inc.	5,725	187,150
SCANA Corp.	1,512	71,321
Sempra Energy	2,634	232,951
Wisconsin Energy Corp.	2,602	108,686

		2,116,196
MULTILINE RETAIL — 0.70%
Dollar General Corp.[a]	3,543	201,738
Dollar Tree Inc.[a]	2,555	142,186
Family Dollar Stores Inc.	1,183	82,538
Kohl’s Corp.	2,392	132,230
Macy’s Inc.	4,288	228,379
Nordstrom Inc.	1,766	109,863
Sears Holdings Corp.[a,b]	420	26,682
Target Corp.	6,801	434,788

		1,358,404
OFFICE ELECTRONICS — 0.08%
Xerox Corp.	13,373	152,185

		152,185

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

November 30, 2013

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 8.24%
Anadarko Petroleum Corp.	5,706	$506,807
Apache Corp.	4,403	402,831
Cabot Oil & Gas Corp.	4,748	163,569
Cheniere Energy Inc.[a]	2,334	92,403
Chesapeake Energy Corp.	6,029	161,999
Chevron Corp.	21,910	2,682,660
Cimarex Energy Co.	980	92,688
Cobalt International Energy Inc.[a]	3,252	72,292
Concho Resources Inc.[a]	1,187	123,365
ConocoPhillips	13,187	960,014
CONSOL Energy Inc.	2,577	91,690
Continental Resources Inc.[a]	522	56,120
Denbury Resources Inc.[a]	4,211	70,240
Devon Energy Corp.	4,355	264,000
Energen Corp.	815	58,819
EOG Resources Inc.	3,086	509,190
EQT Corp.	1,694	144,176
Exxon Mobil Corp.	49,916	4,666,148
Hess Corp.	3,511	284,847
HollyFrontier Corp.	2,183	104,740
Kinder Morgan Inc.	7,606	270,317
Kinder Morgan Management LLC[a]	1,230	94,181
Marathon Oil Corp.	8,066	290,699
Marathon Petroleum Corp.	3,552	293,893
Murphy Oil Corp.	2,047	132,912
Noble Energy Inc.	4,072	286,017
Occidental Petroleum Corp.	9,144	868,314
Peabody Energy Corp.	3,038	55,292
Phillips 66	6,585	458,382
Pioneer Natural Resources Co.	1,571	279,245
QEP Resources Inc.	2,013	64,456
Range Resources Corp.	1,842	143,031
Southwestern Energy Co.[a]	3,954	152,862
Spectra Energy Corp.	7,553	253,403
Tesoro Corp.	1,557	91,287
Valero Energy Corp.	6,181	282,595
Whiting Petroleum Corp.[a]	1,336	80,694
Williams Companies Inc. (The)	7,711	271,581

		15,877,759
PAPER & FOREST PRODUCTS — 0.12%
International Paper Co.	4,785	223,220

		223,220
PERSONAL PRODUCTS — 0.19%
Avon Products Inc.	4,888	87,153
Estee Lauder Companies Inc. (The) Class A	2,686	201,343
Herbalife Ltd.	987	68,774

		357,270
PHARMACEUTICALS — 5.63%
AbbVie Inc.	17,971	870,695
Actavis PLC[a]	1,962	319,943
Allergan Inc.	3,363	326,379
Bristol-Myers Squibb Co.	18,700	960,806
Eli Lilly and Co.	11,501	577,580
Forest Laboratories Inc.[a]	2,754	141,308
Hospira Inc.[a]	1,870	73,510

Security	Shares	Value

Johnson & Johnson	31,957	$3,025,050
Merck & Co. Inc.	33,188	1,653,758
Mylan Inc.[a]	4,321	190,686
Perrigo Co.	1,008	157,137
Pfizer Inc.	75,075	2,382,130
Zoetis Inc.	5,683	177,025

		10,856,007
PROFESSIONAL SERVICES — 0.35%
Dun & Bradstreet Corp. (The)	437	51,064
Equifax Inc.	1,400	94,262
IHS Inc. Class Aa	673	77,011
Manpowergroup Inc.	888	70,978
Nielsen Holdings NV	3,006	129,739
Robert Half International Inc.	1,605	62,001
Towers Watson & Co. Class A	742	83,549
Verisk Analytics Inc. Class Aa	1,713	111,533

		680,137
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.22%
American Capital Agency Corp.	4,525	92,219
American Tower Corp.	4,467	347,399
Annaly Capital Management Inc.	10,694	108,651
AvalonBay Communities Inc.	1,390	164,798
Boston Properties Inc.	1,729	172,018
Camden Property Trust	954	55,256
Cole Real Estate Investment Inc.	5,327	76,229
Digital Realty Trust Inc.[b]	1,439	67,978
Duke Realty Corp.	3,728	56,591
Equity Residential	3,870	199,460
Federal Realty Investment Trust[b]	744	77,019
General Growth Properties Inc.	5,502	114,166
HCP Inc.	5,189	190,800
Health Care REIT Inc.	3,248	181,856
Host Hotels & Resorts Inc.	8,477	156,062
Kimco Realty Corp.	4,614	95,141
Liberty Property Trust	1,617	52,375
Macerich Co. (The)	1,601	91,161
Plum Creek Timber Co. Inc.	1,985	86,824
Prologis Inc.	5,664	214,835
Public Storage	1,652	252,260
Rayonier Inc.	1,445	63,739
Realty Income Corp.	2,039	77,706
Regency Centers Corp.	1,078	50,494
Simon Property Group Inc.	3,513	526,423
SL Green Realty Corp.	962	87,032
UDR Inc.	2,829	65,831
Ventas Inc.	3,295	187,255
Vornado Realty Trust[b]	1,925	169,265
Weyerhaeuser Co.	6,634	199,882

		4,280,725
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.08%
CBRE Group Inc. Class Aa	3,170	76,841
Realogy Holdings Corp.[a]	1,648	78,099

		154,940
ROAD & RAIL — 0.94%
CSX Corp.	11,517	314,069

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

November 30, 2013

Security	Shares	Value

Hertz Global Holdings Inc.[a]	4,523	$109,728
J.B. Hunt Transport Services Inc.	1,071	80,528
Kansas City Southern Industries Inc.	1,247	150,912
Norfolk Southern Corp.	3,539	310,335
Union Pacific Corp.	5,261	852,492

		1,818,064
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.01%
Altera Corp.	3,629	117,035
Analog Devices Inc.	3,542	170,795
Applied Materials Inc.	13,721	237,373
Avago Technologies Ltd.	2,777	124,215
Broadcom Corp. Class A	6,001	160,167
Cree Inc.[a,b]	1,366	76,223
Intel Corp.	56,484	1,346,578
KLA-Tencor Corp.	1,884	120,331
Lam Research Corp.[a]	1,835	95,622
Linear Technology Corp.	2,613	111,183
LSI Corp.	6,260	50,518
Marvell Technology Group Ltd.	4,506	64,120
Maxim Integrated Products Inc.	3,191	90,880
Microchip Technology Inc.	2,206	95,498
Micron Technology Inc.[a]	11,727	247,440
NVIDIA Corp.	6,551	102,196
Texas Instruments Inc.	12,491	537,113
Xilinx Inc.	3,016	134,001

		3,881,288
SOFTWARE — 3.60%
Activision Blizzard Inc.	5,211	89,681
Adobe Systems Inc.[a]	5,435	308,599
ANSYS Inc.[a]	1,050	89,954
Autodesk Inc.[a]	2,502	113,215
CA Inc.	3,639	120,087
Citrix Systems Inc.[a]	2,105	124,869
Electronic Arts Inc.[a]	3,483	77,253
Intuit Inc.	3,220	239,021
Microsoft Corp.	89,742	3,421,862
NetSuite Inc.[a]	379	36,414
Nuance Communications Inc.[a]	2,792	37,748
Oracle Corp.	39,389	1,390,038
Red Hat Inc.[a]	2,124	99,509
Salesforce.com Inc.[a]	6,424	334,626
ServiceNow Inc.[a]	1,397	74,195
Symantec Corp.	7,970	179,245
Synopsys Inc.[a]	1,778	65,128
VMware Inc. Class Aa	944	76,115
Workday Inc. Class Aa	750	61,763

		6,939,322
SPECIALTY RETAIL — 2.32%
Advance Auto Parts Inc.	828	83,636
AutoZone Inc.[a,b]	401	185,102
Bed Bath & Beyond Inc.[a]	2,457	191,720
Best Buy Co. Inc.	3,121	126,557
CarMax Inc.[a]	2,521	126,932
Dick’s Sporting Goods Inc.	1,166	65,902
GameStop Corp. Class A	1,308	63,111
Gap Inc. (The)	3,429	140,486
Home Depot Inc. (The)	16,246	1,310,565

Security	Shares	Value

L Brands Inc.	2,814	$182,882
Lowe’s Companies Inc.	11,930	566,436
O’Reilly Automotive Inc.[a]	1,232	153,951
PetSmart Inc.	1,113	82,484
Ross Stores Inc.	2,493	190,615
Staples Inc.	7,430	115,388
Tiffany & Co.	1,439	128,273
TJX Companies Inc. (The)	8,113	510,145
Tractor Supply Co.	1,592	116,550
Ulta Salon, Cosmetics & Fragrance Inc.[a]	686	87,081
Urban Outfitters Inc.[a]	1,319	51,467

		4,479,283
TEXTILES, APPAREL & LUXURY GOODS — 0.89%
Coach Inc.	3,211	185,917
Fossil Group Inc.[a]	578	73,562
Lululemon Athletica Inc.[a]	1,144	79,760
Michael Kors Holdings Ltd.[a]	2,187	178,350
Nike Inc. Class B	8,080	639,451
PVH Corp.	911	122,001
Ralph Lauren Corp.	687	120,383
Under Armour Inc. Class Aa,b	931	75,132
VF Corp.	997	233,876

		1,708,432
THRIFTS & MORTGAGE FINANCE — 0.14%
Hudson City Bancorp Inc.	5,377	50,221
New York Community Bancorp Inc.	4,967	82,055
Ocwen Financial Corp.[a]	1,310	74,225
People’s United Financial Inc.	3,709	56,154

		262,655
TOBACCO — 1.46%
Altria Group Inc.	22,730	840,555
Lorillard Inc.	4,224	216,818
Philip Morris International Inc.	18,356	1,570,172
Reynolds American Inc.	3,722	187,775

		2,815,320
TRADING COMPANIES & DISTRIBUTORS — 0.17%
Fastenal Co.	3,184	148,152
W.W. Grainger Inc.	670	172,806

		320,958
WATER UTILITIES — 0.04%
American Water Works Co. Inc.	1,999	84,658

		84,658
WIRELESS TELECOMMUNICATION SERVICES — 0.29%
Crown Castle International Corp.[a]	3,718	275,987
SBA Communications Corp. Class Aa	1,466	124,859
Sprint Corp.[a]	11,166	93,683

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

November 30, 2013

Security	Shares	Value

T-Mobile US Inc.[a]	2,705	$70,357

		564,886

TOTAL COMMON STOCKS
(Cost: $149,604,478)		192,156,295

SHORT-TERM INVESTMENTS — 1.06%

MONEY MARKET FUNDS — 1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,773,566	1,773,566
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	102,681	102,681
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	169,196	169,196

		2,045,443

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,045,443)		2,045,443

TOTAL INVESTMENTS IN SECURITIES — 100.77%
(Cost: $151,649,921)		194,201,738
Other Assets, Less Liabilities — (0.77)%		(1,481,188)

NET ASSETS — 100.00%		$192,720,550

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

166

Schedule of Investments  (Unaudited)

iSHARES® MSCI WORLD ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.47%

AUSTRALIA — 3.26%
AGL Energy Ltd.	1,960	$26,885
ALS Ltd.	1,526	11,700
Amcor Ltd.	4,424	44,633
AMP Ltd.	8,414	35,831
APA Group	3,430	19,183
Asciano Ltd.	4,172	21,999
ASX Ltd.	843	28,581
Aurizon Holdings Ltd.	6,818	29,097
Australia and New Zealand Banking Group Ltd.	7,966	232,224
Bendigo and Adelaide Bank Ltd.	1,708	17,575
BHP Billiton Ltd.	9,744	332,941
Brambles Ltd.	5,222	45,383
CFS Retail Property Trust Group	11,508	21,559
Coca-Cola Amatil Ltd.	2,156	23,821
Cochlear Ltd.	210	11,223
Commonwealth Bank of Australia	4,662	331,542
Computershare Ltd.	1,736	17,276
Crown Resorts Ltd.	2,002	30,919
CSL Ltd.	1,568	98,484
Dexus Property Group	26,334	25,148
Echo Entertainment Group Ltd.	3,570	8,221
Fortescue Metals Group Ltd.	4,578	23,763
Goodman Group	7,140	31,581
GPT Group	8,372	27,390
Iluka Resources Ltd.	1,624	13,016
Incitec Pivot Ltd.	6,188	14,646
Insurance Australia Group Ltd.	6,818	37,695
James Hardie Industries SE	2,156	24,707
Lend Lease Group	2,954	29,830
Macquarie Group Ltd.	1,064	52,681
Mirvac Group	18,984	29,493
National Australia Bank Ltd.	6,790	214,570
Newcrest Mining Ltd.	3,682	25,875
Orica Ltd.	1,330	28,174
Origin Energy Ltd.	3,500	44,619
QBE Insurance Group Ltd.	3,612	51,658
Ramsay Health Care Ltd.	574	20,321
Rio Tinto Ltd.	1,372	82,826
Santos Ltd.	3,066	39,226
Sonic Healthcare Ltd.	1,484	22,499
SP AusNet	3,682	3,903
Stockland Corp. Ltd.	8,988	31,623
Suncorp Group Ltd.	3,794	45,732
Tatts Group Ltd.	6,916	19,529
Telstra Corp. Ltd.	12,166	56,257
Toll Holdings Ltd.	2,114	11,050
Transurban Group	4,900	31,390
Wesfarmers Ltd.	3,153	123,653
Westfield Group	7,406	70,387
Westfield Retail Trust	12,894	35,939
Westpac Banking Corp.	8,988	270,066
Woodside Petroleum Ltd.	2,002	68,424
Woolworths Ltd.	3,878	119,394
WorleyParsons Ltd.	728	10,877

		3,127,019

Security	Shares	Value

AUSTRIA — 0.15%
Andritz AG	406	$25,796
Erste Group Bank AG	1,148	40,499
IMMOFINANZ AGa	7,112	34,124
OMV AG	658	32,297
Telekom Austria AG	1,414	12,048

		144,764

BELGIUM — 0.47%
Ageas	980	41,430
Anheuser-Busch InBev NV	2,408	246,388
Belgacom SA	336	10,005
Colruyt SA	294	16,612
Groupe Bruxelles Lambert SA	238	21,083
KBC Groep NV	896	51,238
Solvay SA	196	29,915
UCB SA	294	19,773
Umicore SA	378	16,935

		453,379

CANADA — 4.05%
Agnico-Eagle Mines Ltd.	812	22,219
Agrium Inc.	490	44,251
Alimentation Couche-Tard Inc. Class B	490	35,916
ARC Resources Ltd.	994	26,805
Athabasca Oil Corp.[a]	1,400	8,569
Bank of Montreal	1,792	124,595
Bank of Nova Scotia	3,304	203,508
Barrick Gold Corp.	4,060	67,532
Baytex Energy Corp.	462	18,621
BCE Inc.	602	26,668
Bombardier Inc. Class B	5,572	25,157
Brookfield Asset Management Inc. Class A	2,618	101,634
Brookfield Office Properties Inc.	1,414	27,500
Cameco Corp.	1,344	27,345
Canadian Imperial Bank of Commerce	1,106	95,160
Canadian National Railway Co.	1,316	148,555
Canadian Natural Resources Ltd.	3,360	109,747
Canadian Oil Sands Ltd.	1,596	29,954
Canadian Pacific Railway Ltd.	644	98,477
Canadian Tire Corp. Ltd. Class A NVS	266	25,052
Canadian Utilities Ltd. Class A	448	15,263
Catamaran Corp.[a]	686	31,167
Cenovus Energy Inc.	2,352	68,714
CGI Group Inc. Class Aa	840	31,269
CI Financial Corp.	756	24,429
Crescent Point Energy Corp.	1,106	41,693
Enbridge Inc.	2,282	94,216
Encana Corp.	2,394	45,949
Finning International Inc.	742	17,241
First Quantum Minerals Ltd.	1,708	28,588
Fortis Inc.	742	21,832
Franco-Nevada Corp.	826	33,244
George Weston Ltd.	238	17,867
Gildan Activewear Inc.	406	19,688
Goldcorp Inc.	2,968	66,301
Great-West Lifeco Inc.	658	20,324
Husky Energy Inc.	1,092	30,933
IGM Financial Inc.	406	20,605
Imperial Oil Ltd.	924	39,458

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2013

Security	Shares	Value

Intact Financial Corp.	392	$24,867
Loblaw Companies Ltd.[b]	476	19,392
Magna International Inc. Class A	658	53,513
Manulife Financial Corp.	5,390	104,267
MEG Energy Corp.[a]	504	14,410
Metro Inc. Class A	448	26,202
National Bank of Canada	504	44,016
New Gold Inc.[a]	1,722	8,962
Onex Corp.	392	21,475
Open Text Corp.	210	17,860
Pacific Rubiales Energy Corp.	1,022	19,065
Pembina Pipeline Corp.	994	31,687
Pengrowth Energy Corp.	2,618	16,222
Penn West Petroleum Ltd.	1,624	13,729
Potash Corp. of Saskatchewan Inc.	2,618	82,296
Power Corp. of Canada	952	29,126
Power Financial Corp.	504	17,071
RioCan Real Estate Investment Trust	938	21,831
Rogers Communications Inc. Class B	1,120	50,123
Royal Bank of Canada	4,158	276,650
Saputo Inc.	504	23,051
Shaw Communications Inc. Class B	1,274	29,434
Shoppers Drug Mart Corp.	812	44,746
Silver Wheaton Corp.	1,512	31,677
SNC-Lavalin Group Inc.	574	25,499
Sun Life Financial Inc.	1,750	60,730
Suncor Energy Inc.	4,690	161,339
Talisman Energy Inc.	3,206	37,641
Teck Resources Ltd. Class B	1,834	44,295
TELUS Corp. NVS	64	2,271
Thomson Reuters Corp.	1,064	39,768
Tim Hortons Inc.	616	35,784
Toronto-Dominion Bank (The)	2,702	247,001
Tourmaline Oil Corp.[a]	518	20,550
TransAlta Corp.	1,050	14,034
TransCanada Corp.	2,072	91,691
Valeant Pharmaceuticals International Inc.[a]	980	105,951
Vermilion Energy Inc.	420	23,331
Yamana Gold Inc.	2,506	22,558

		3,890,161

DENMARK — 0.51%
Carlsberg A/S Class B	420	46,114
Coloplast A/S Class B	770	50,655
Danske Bank A/Sa	2,422	55,174
DSV A/S	1,176	36,063
Novo Nordisk A/S Class B	1,288	231,226
Novozymes A/S Class B	1,260	48,828
William Demant Holding A/Sa	266	24,908

		492,968

FINLAND — 0.39%
Elisa OYJ	546	13,768
Fortum OYJ	1,358	31,137
Kone OYJ Class B	546	50,291
Metso OYJ	504	20,436
Nokia OYJ[a]	11,606	94,181
Nokian Renkaat OYJ	322	15,963
Sampo OYJ Class A	1,330	62,149
Stora Enso OYJ Class R	2,268	22,450
UPM-Kymmene OYJ	1,862	31,005

Security	Shares	Value

Wartsila OYJ Abp	616	$30,202

		371,582

FRANCE — 4.13%
Accor SA	560	24,620
Alcatel-Lucent[a]	11,494	48,749
ALSTOM	728	26,787
ArcelorMittal	3,458	59,701
Arkema SA	224	25,659
Atos SA	238	20,188
AXA SA	5,194	136,381
BNP Paribas SA	3,164	238,014
Bouygues SA	644	24,341
Bureau Veritas SA	896	26,668
Cap Gemini SA	518	33,854
Carrefour SA	1,918	75,628
Casino Guichard-Perrachon SA	224	25,104
CGG[a]	504	10,451
Christian Dior SA	154	30,099
Compagnie de Saint-Gobain	1,260	67,147
Compagnie Generale des Etablissements Michelin Class B	490	53,339
Credit Agricole SAa	3,164	39,762
Danone	1,764	128,447
Dassault Systemes SA	224	25,762
Edenred SA	616	22,268
Electricite de France SA	686	25,592
Essilor International SA	630	66,229
European Aeronautic Defence and Space Co. NV	1,820	129,501
Eutelsat Communications SA	532	15,689
GDF Suez	4,214	97,940
Gemalto NVb	266	30,104
Groupe Eurotunnel SA Registered	2,226	21,919
Iliad SA	84	19,923
Kering	224	49,789
Klepierre	546	25,402
L’Air Liquide SA	938	131,034
L’Oreal SA	728	122,067
Lafarge SA	658	46,820
Lagardere SCA	420	14,262
Legrand SA	882	48,786
LVMH Moet Hennessy Louis Vuitton SA	742	140,175
Orange	5,852	76,610
Pernod Ricard SA	672	76,335
Publicis Groupe SA	588	52,087
Renault SA	504	44,803
Safran SA	798	52,647
Sanofi	3,626	384,295
Schneider Electric SA	1,624	137,777
SCOR SE	616	21,601
SES SA Class A FDR	882	26,185
Societe BIC SA	140	17,198
Societe Generale	2,114	121,854
Sodexo	350	35,236
STMicroelectronics NVa	2,198	17,328
Suez Environnement SA	994	17,120
Technip SA	322	32,303
Thales SA	434	26,547
Total SA	6,286	381,675
Unibail-Rodamco SE	336	88,042
Vallourec SA	350	19,924
Veolia Environnement	1,106	17,950
Vinci SA	1,442	92,916
Vivendi SA	3,822	97,286

		3,965,920

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2013

Security	Shares	Value

GERMANY — 3.67%
Adidas AG	686	$83,614
Allianz SE Registered	1,428	248,578
BASF SE	2,828	302,646
Bayer AG Registered	2,506	335,063
Bayerische Motoren Werke AG	980	112,843
Beiersdorf AG	378	38,461
Brenntag AG	252	44,844
Commerzbank AGa	3,514	52,342
Continental AG	350	73,245
Daimler AG Registered	2,870	238,367
Deutsche Bank AG Registered	3,192	154,242
Deutsche Boerse AG	686	53,165
Deutsche Post AG Registered	3,206	113,624
Deutsche Telekom AG Registered	8,470	134,755
E.ON SE	5,586	107,695
Fresenius Medical Care AG & Co. KGaA	700	49,027
Fresenius SE & Co. KGaA	420	59,587
GEA Group AG	854	39,889
Hannover Rueck SE Registered	280	23,366
HeidelbergCement AG	560	43,895
Henkel AG & Co. KGaA	448	44,485
Infineon Technologies AG	3,780	38,445
Kabel Deutschland Holding AG	140	18,299
Lanxess AG	336	22,277
Linde AG	616	126,059
MAN SE	182	22,171
Merck KGaA	210	36,513
METRO AG	518	26,018
Muenchener Rueckversicherungs-Gesellschaft AG Registered	588	128,895
Osram Licht AGa	602	35,729
QIAGEN NVa	1,022	23,899
RWE AG	1,652	63,565
SAP AG	2,842	235,848
Siemens AG Registered	2,548	337,209
ThyssenKrupp AGa	1,358	35,621
Volkswagen AG	56	14,613

		3,518,894
HONG KONG — 1.19%
AIA Group Ltd.	50,400	255,489
Bank of East Asia Ltd. (The)	14,000	62,211
BOC Hong Kong (Holdings) Ltd.	21,000	70,969
CLP Holdings Ltd.	14,000	114,761
Hang Seng Bank Ltd.	7,000	114,219
Hong Kong and China Gas Co. Ltd. (The)	43,240	101,956
Hong Kong Exchanges and Clearing Ltd.	1,000	17,555
Li & Fung Ltd.	28,000	38,139
Link REIT (The)	14,000	68,622
Michael Kors Holdings Ltd.[a]	602	49,093
MTR Corp. Ltd.	21,000	81,669
New World Development Co. Ltd.	28,000	37,995
Sands China Ltd.	11,200	84,730
Wynn Macau Ltd.	11,200	42,979

		1,140,387

Security	Shares	Value

IRELAND — 0.14%
CRH PLC	2,380	$60,468
Elan Corp. PLC[a]	1,680	30,457
Kerry Group PLC Class A	616	39,587

		130,512
ISRAEL — 0.16%
Bank Hapoalim BM	7,000	39,026
Teva Pharmaceutical Industries Ltd.	2,856	115,608

		154,634
ITALY — 0.90%
Assicurazioni Generali SpA	3,808	87,519
Atlantia SpA	1,484	33,198
Banca Monte dei Paschi di Siena SpA[a,b]	43,204	10,988
CNH Industrial NVa	2,898	33,204
Enel Green Power SpA	6,776	16,699
Enel SpA	20,020	91,261
Eni SpA	7,616	183,645
Fiat SpA[a]	2,800	22,264
Intesa Sanpaolo SpA	38,458	93,205
Luxottica Group SpA	686	36,408
Saipem SpA	952	21,413
Snam SpA	6,538	35,251
Telecom Italia SpA	29,106	28,454
Telecom Italia SpA RNC	16,114	12,407
Tenaris SA	1,568	35,354
Terna SpA	5,124	24,795
UniCredit SpA	13,832	100,568

		866,633
JAPAN — 8.70%
AEON Co. Ltd.	4,200	56,539
Asahi Group Holdings Ltd.	2,800	76,698
Astellas Pharma Inc.	2,800	166,033
Bridgestone Corp.	2,800	102,574
Canon Inc.	4,200	139,911
Chubu Electric Power Co. Inc.	2,800	37,857
Chugai Pharmaceutical Co. Ltd.	2,800	66,878
Chugoku Electric Power Co. Inc. (The)	2,800	40,920
Dai-ichi Life Insurance Co. Ltd. (The)	4,200	65,853
Daiichi Sankyo Co. Ltd.	4,200	77,136
Daiwa Securities Group Inc.	2,000	19,440
Denso Corp.	2,800	140,321
East Japan Railway Co.	1,400	114,746
FANUC Corp.	300	50,525
Fuji Heavy Industries Ltd.	2,800	79,105
FUJIFILM Holdings Corp.	2,800	76,507
Hakuhodo DY Holdings Inc.	7,000	55,732
Hitachi Ltd.	14,000	103,258
Honda Motor Co. Ltd.	7,000	296,097
Hoya Corp.	2,800	75,795
INPEX Corp.	4,200	48,743
Isetan Mitsukoshi Holdings Ltd.	2,800	40,291
ITOCHU Corp.	8,400	106,021
Japan Retail Fund Investment Corp.	28	55,253
Japan Tobacco Inc.	4,200	141,963
JFE Holdings Inc.	2,800	62,967
JTEKT Corp.	2,800	43,300

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2013

Security	Shares	Value

JX Holdings Inc.	14,000	$72,896
Kansai Electric Power Co. Inc. (The)[a]	2,800	31,812
Kao Corp.	2,800	92,043
KDDI Corp.	2,800	175,880
Kobe Steel Ltd.[a]	28,000	48,141
Komatsu Ltd.	4,200	87,352
Kuraray Co. Ltd.	4,200	52,231
Kyocera Corp.	1,400	74,127
Kyushu Electric Power Co. Inc.[a]	2,800	36,298
Marui Group Co. Ltd.	2,800	28,803
Mazda Motor Corp.[a]	14,000	64,417
Mitsubishi Chemical Holdings Corp.	7,000	32,550
Mitsubishi Corp.	7,000	137,791
Mitsubishi Electric Corp.	3,000	34,670
Mitsubishi Estate Co. Ltd.	4,000	111,132
Mitsubishi Heavy Industries Ltd.	14,000	89,855
Mitsubishi Motors Corp.[a,b]	2,800	30,362
Mitsubishi UFJ Financial Group Inc.	50,400	324,462
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,800	58,590
Mitsui & Co. Ltd.	9,800	135,849
Mizuho Financial Group Inc.	103,600	217,594
MS&AD Insurance Group Holdings Inc.	2,800	75,412
Murata Manufacturing Co. Ltd.	200	17,213
NEC Corp.	19,000	41,948
Nikon Corp.	2,800	53,120
Nippon Steel & Sumitomo Metal Corp.	28,470	92,337
Nippon Telegraph and Telephone Corp.	1,400	70,297
Nissan Motor Co. Ltd.	12,600	115,211
NKSJ Holdings Inc.	2,800	77,655
Nomura Holdings Inc.	15,400	122,009
NTT DOCOMO Inc.	8,400	135,398
Olympus Corp.[a]	1,400	47,116
Omron Corp.	1,400	57,647
ORIX Corp.	5,600	102,027
Otsuka Holdings Co. Ltd.	2,800	81,840
Panasonic Corp.	9,800	112,490
Rakuten Inc.	4,200	64,581
Resona Holdings Inc.	15,400	76,425
Seven & I Holdings Co. Ltd.	4,200	154,682
Seven Bank Ltd.	15,400	53,256
Shin-Etsu Chemical Co. Ltd.	2,800	161,930
Shionogi & Co. Ltd.	2,800	61,599
Shiseido Co. Ltd.	2,800	47,923
SoftBank Corp.	2,800	226,757
Sojitz Corp.	15,400	28,434
Sony Corp.	4,200	76,602
Sumitomo Corp.	5,600	69,313
Sumitomo Electric Industries Ltd.	5,600	87,366
Sumitomo Mitsui Financial Group Inc.	5,600	277,360
Sumitomo Mitsui Trust Holdings Inc.	14,000	68,793
Suzuki Motor Corp.	2,800	71,939
T&D Holdings Inc.	4,200	55,554
Takeda Pharmaceutical Co. Ltd.	4,200	204,122
Tohoku Electric Power Co. Inc.[a]	2,800	30,882
Tokio Marine Holdings Inc.	2,800	93,001
Tokyo Electric Power Co. Inc.[a]	5,600	29,870
Tokyu Fudosan Holdings Corp.[a]	4,200	38,486
Toshiba Corp.	14,000	60,450
Toyota Motor Corp.	9,800	610,795
USS Co. Ltd.	2,800	38,486
Yahoo! Japan Corp.	11,200	54,050
Yamato Holdings Co. Ltd.	4,200	89,116

Security	Shares	Value

Yokogawa Electric Corp.	2,800	$42,397

		8,353,207
NETHERLANDS — 1.06%
AEGON NV	5,824	51,852
Akzo Nobel NV	756	57,056
ASML Holding NV	1,064	99,800
Corio NV	350	15,211
Fugro NV CVA	224	13,653
Heineken Holding NV	336	21,200
Heineken NV	686	46,729
ING Groep NV CVA[a]	11,858	154,316
Koninklijke Ahold NV	3,164	57,727
Koninklijke DSM NV	491	38,621
Koninklijke KPN NVa	9,310	30,346
Koninklijke Philips NV	3,234	116,004
Koninklijke Vopak NV	252	15,116
Randstad Holding NV	420	26,225
Reed Elsevier NV	2,072	44,348
TNT Express NV	1,149	10,558
Unilever NV CVA	4,760	187,948
Wolters Kluwer NV	924	26,105

		1,012,815
NEW ZEALAND — 0.04%
Fletcher Building Ltd.	3,416	25,462
Telecom Corp. of New Zealand Ltd.	8,554	16,062

		41,524
NORWAY — 0.35%
DNB ASA	3,542	62,779
Norsk Hydro ASA	4,354	18,638
Orkla ASA	3,542	27,614
Seadrill Ltd.	1,344	57,356
Statoil ASA	3,234	73,183
Subsea 7 SA	980	19,116
Telenor ASA	2,142	51,589
Yara International ASA	630	27,534

		337,809
PORTUGAL — 0.09%
Energias de Portugal SA	8,904	33,763
Galp Energia SGPS SA Class B	1,456	24,176
Jeronimo Martins SGPS SA	952	19,702
Portugal Telecom SGPS SA Registered	2,338	10,527

		88,168
SINGAPORE — 0.57%
Ascendas REIT	28,000	49,585
CapitaLand Ltd.[b]	28,000	67,677
CapitaMall Trust Management Ltd.	42,000	65,164
Genting Singapore PLC	56,000	65,667
Global Logistic Properties Ltd.	28,000	65,890
Golden Agri-Resources Ltd.	70,000	32,108
Hutchison Port Holdings Trust	56,000	38,080
Noble Group Ltd.	42,000	37,022
Singapore Telecommunications Ltd.	42,000	124,633

		545,826

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2013

Security	Shares	Value

SPAIN — 1.42%
Abertis Infraestructuras SA	1,965	$41,871
Actividades de Construcciones y Servicios SA	602	19,491
Amadeus IT Holding SA Class A	1,330	49,916
Banco Bilbao Vizcaya Argentaria SA	17,947	214,888
Banco de Sabadell SA	12,395	32,015
Banco Santander SA	34,979	311,615
CaixaBank SA	4,602	23,334
Distribuidora Internacional de Alimentacion SA	2,674	24,572
Enagas SA	236	6,222
Ferrovial SA	2,240	42,485
Gas Natural SDG SA	1,274	31,778
Grifols SA	700	32,076
Iberdrola SA	14,910	95,170
Industria de Diseno Textil SA	644	102,897
International Consolidated Airlines Group SAa	7,560	45,455
Red Electrica Corporacion SA	112	7,195
Repsol SA	2,758	72,587
Telefonica SA	11,956	197,135
Zardoya Otis SA	603	10,369

		1,361,071
SWEDEN — 1.33%
Alfa Laval AB	1,302	30,976
Assa Abloy AB Class B	1,288	65,405
Atlas Copco AB Class A	1,834	51,266
Atlas Copco AB Class B	1,568	39,728
Boliden AB	1,442	21,169
Electrolux AB Class B	798	19,486
Elekta AB Class B	1,372	20,635
Getinge AB Class B	714	22,395
Hennes & Mauritz AB Class B	2,800	119,095
Hexagon AB Class B	812	25,046
Investment AB Kinnevik Class B	896	35,355
Investor AB Class B	1,722	56,461
Lundin Petroleum ABa	728	15,193
Millicom International Cellular SA SDR	196	17,648
Nordea Bank AB	7,644	99,118
Sandvik AB	3,304	46,330
Scania AB Class B	1,162	23,130
Skandinaviska Enskilda Banken AB Class A	4,424	53,879
Skanska AB Class B	1,568	29,988
SKF AB Class B	1,400	38,320
Svenska Cellulosa AB Class B	1,708	50,044
Svenska Handelsbanken AB Class A	1,386	64,635
Swedbank AB Class A	2,786	71,398
Swedish Match AB	742	23,137
Tele2 AB Class B	952	11,645
Telefonaktiebolaget LM Ericsson Class B	9,198	114,976
TeliaSonera AB	5,530	45,308
Volvo AB Class B	4,466	59,037

		1,270,803
SWITZERLAND — 3.84%
ABB Ltd. Registered[a]	6,986	179,279
Actelion Ltd. Registered[a]	406	33,921
Adecco SA Registered[a]	504	38,930

Security	Shares	Value

Aryzta AGa	490	$36,629
Baloise Holding AG Registered	266	31,497
Compagnie Financiere Richemont SA Class A Bearer	1,638	166,945
Credit Suisse Group AG Registered	4,760	142,118
Geberit AG Registered	168	49,508
Givaudan SA Registered[a]	56	79,261
Holcim Ltd. Registered[a]	826	60,100
Julius Baer Group Ltd.[a]	826	38,830
Kuehne & Nagel International AG Registered	210	27,283
Nestle SA Registered	9,730	712,805
Novartis AG Registered	6,762	536,156
Partners Group Holding AG	112	27,974
Roche Holding AG Genusschein	2,072	579,422
Schindler Holding AG Participation Certificates	168	23,239
Schindler Holding AG Registered	126	17,583
SGS SA Registered	28	63,303
Sonova Holding AG Registered[a]	182	25,437
Sulzer AG Registered	126	19,660
Swatch Group AG (The) Bearer	140	92,027
Swiss Life Holding AG Registered[a]	126	26,158
Swiss Prime Site AG Registered[a]	434	33,331
Swiss Re AGa	1,064	94,961
Swisscom AG Registered	70	35,881
Syngenta AG Registered	308	121,339
Transocean Ltd.[a]	1,064	53,762
UBS AG Registered[a]	11,438	218,722
Zurich Insurance Group AGa	434	121,461

		3,687,522
UNITED KINGDOM — 8.99%
3i Group PLC	4,186	25,370
Aberdeen Asset Management PLC	3,738	30,144
Admiral Group PLC	658	13,398
Aggreko PLC	952	25,029
AMEC PLC	1,106	20,508
Anglo American PLC	4,200	92,809
Antofagasta PLC	1,386	18,026
ARM Holdings PLC	4,452	74,239
Associated British Foods PLC	1,302	48,904
AstraZeneca PLC	3,416	196,601
Aviva PLC	8,176	57,495
Babcock International Group PLC	1,540	33,046
BAE Systems PLC	10,430	73,021
Barclays PLC	43,430	193,289
BG Group PLC	10,234	209,296
BHP Billiton PLC	6,412	195,254
BP PLC	56,182	443,579
British American Tobacco PLC	5,796	309,604
British Land Co. PLC	3,766	37,692
British Sky Broadcasting Group PLC	3,066	41,132
BT Group PLC	22,750	138,889
Bunzl PLC	1,526	34,695
Burberry Group PLC	1,386	34,668
Capita PLC	2,142	34,982
Carnival PLC	644	23,556
Centrica PLC	15,400	85,339
Cobham PLC	4,914	21,275
Coca-Cola HBC AGa	364	10,238
Coca-Cola HBC AG SP ADR	182	5,114
Compass Group PLC	6,034	91,032
Croda International PLC	546	20,785
Diageo PLC	7,532	240,093

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2013

Security	Shares	Value

Experian PLC	3,304	$60,995
Fresnillo PLC	602	8,214
G4S PLC	4,830	20,666
GKN PLC	3,990	24,777
GlaxoSmithKline PLC	14,280	378,589
Glencore Xstrata PLC	31,234	158,528
Hammerson PLC	3,850	32,195
HSBC Holdings PLC	56,266	628,483
ICAP PLC	2,240	15,194
IMI PLC	1,344	32,319
Imperial Tobacco Group PLC	2,982	113,520
Inmarsat PLC	1,582	17,984
InterContinental Hotels Group PLC	1,064	33,167
Intertek Group PLC	602	29,948
Intu Properties PLC	3,262	17,168
Invensys PLC	2,368	19,414
Investec PLC	2,254	15,939
ITV PLC	12,810	39,869
J Sainsbury PLC	4,718	31,485
Johnson Matthey PLC	770	39,983
Kingfisher PLC	7,224	44,481
Land Securities Group PLC	3,164	49,392
Legal & General Group PLC	17,542	61,463
Lloyds Banking Group PLC[a]	136,598	173,186
London Stock Exchange Group PLC	728	19,402
Marks & Spencer Group PLC	4,774	38,084
Meggitt PLC	3,640	29,759
National Grid PLC	10,248	130,097
Next PLC	518	46,626
Nobel Corp. PLC	770	29,352
Old Mutual PLC	13,846	45,157
Pearson PLC	2,408	53,250
Petrofac Ltd.	854	17,710
Prudential PLC	7,378	157,958
Randgold Resources Ltd.	280	19,933
Reckitt Benckiser Group PLC	1,834	147,475
Reed Elsevier PLC	3,808	55,141
Resolution Ltd.	3,416	19,142
Rexam PLC	3,164	25,893
Rio Tinto PLC	4,046	216,158
Rolls-Royce Holdings PLC[a]	5,964	120,651
Royal Bank of Scotland Group PLC[a]	6,440	34,516
Royal Dutch Shell PLC Class A	11,494	385,592
Royal Dutch Shell PLC Class B	8,064	283,272
RSA Insurance Group PLC	9,156	15,958
SABMiller PLC	2,884	148,952
Sage Group PLC (The)	4,426	25,259
SEGRO PLC	4,550	24,931
Serco Group PLC	2,128	15,878
Severn Trent PLC	784	22,680
Shire PLC	1,638	74,376
Smith & Nephew PLC	2,926	39,086
Smiths Group PLC	1,512	34,030
SSE PLC	2,828	61,472
Standard Chartered PLC	6,972	165,426
Standard Life PLC	6,944	39,970
Tate & Lyle PLC	1,918	24,663
Tesco PLC	24,192	137,885
Tullow Oil PLC	2,772	39,481
Unilever PLC	3,836	155,141
United Utilities Group PLC	2,156	23,256
Vodafone Group PLC	144,200	535,717
Weir Group PLC (The)	798	27,999

Security	Shares	Value

Whitbread PLC	728	$42,537
Wm Morrison Supermarkets PLC	8,036	34,949
Wolseley PLC[a]	952	51,414
WPP PLC	3,822	84,581

		8,626,870
UNITED STATES — 54.06%
3M Co.	1,946	259,810
Abbott Laboratories	4,690	179,111
AbbVie Inc.	4,718	228,587
Accenture PLC Class A	2,016	156,180
ACE Ltd.	938	96,408
Actavis PLC[a]	532	86,753
Activision Blizzard Inc.	1,442	24,817
Adobe Systems Inc.[a]	1,526	86,646
ADT Corp. (The)	728	29,528
Advance Auto Parts Inc.	238	24,040
AES Corp. (The)	2,058	29,985
Aetna Inc.	1,190	82,027
Affiliated Managers Group Inc.[a]	280	56,070
Aflac Inc.	1,344	89,201
AGCO Corp.	392	22,846
Agilent Technologies Inc.	1,050	56,248
Air Products and Chemicals Inc.	644	70,087
Airgas Inc.	252	27,375
Akamai Technologies Inc.[a]	602	26,921
Albemarle Corp.	336	23,087
Alcoa Inc.	3,836	36,864
Alexion Pharmaceuticals Inc.[a]	616	76,692
Alleghany Corp.[a]	28	11,035
Allergan Inc.	868	84,239
Alliance Data Systems Corp.[a,b]	182	44,091
Alliant Energy Corp.	462	23,793
Allstate Corp. (The)	1,274	69,140
Altera Corp.	1,064	34,314
Altria Group Inc.	5,978	221,066
Amazon.com Inc.[a]	1,120	440,854
Ameren Corp.	700	25,095
American Capital Agency Corp.	1,064	21,684
American Electric Power Co. Inc.	1,372	64,566
American Express Co.	2,940	252,252
American International Group Inc.	4,256	211,736
American Tower Corp.	1,358	105,612
American Water Works Co. Inc.	658	27,866
Ameriprise Financial Inc.	672	72,744
AmerisourceBergen Corp.	798	56,283
AMETEK Inc.	938	46,168
Amgen Inc.	2,268	258,733
Amphenol Corp. Class A	518	44,030
Anadarko Petroleum Corp.	1,554	138,026
Analog Devices Inc.	1,008	48,606
Annaly Capital Management Inc.	2,534	25,745
ANSYS Inc.[a]	350	29,984
Aon PLC	896	73,149
Apache Corp.	1,148	105,031
Apple Inc.	2,772	1,541,426
Applied Materials Inc.	4,032	69,754
Arch Capital Group Ltd.[a,b]	392	23,061
Archer-Daniels-Midland Co.	2,058	82,834
Arrow Electronics Inc.[a]	378	19,407
Assurant Inc.	280	18,183
AT&T Inc.	15,932	560,966

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2013

Security	Shares	Value

Autodesk Inc.[a]	756	$34,209
Autoliv Inc.	308	28,601
Automatic Data Processing Inc.	1,428	114,269
AutoZone Inc.[a]	98	45,237
Avago Technologies Ltd.	854	38,199
AvalonBay Communities Inc.	406	48,135
Avery Dennison Corp.	448	21,907
Avnet Inc.	490	19,551
Avon Products Inc.	1,470	26,210
Axis Capital Holdings Ltd.	336	16,508
Baker Hughes Inc.	1,302	74,162
Ball Corp.	588	29,388
Bank of America Corp.	32,844	519,592
Bank of New York Mellon Corp. (The)	3,542	119,365
Baxter International Inc.	1,610	110,204
BB&T Corp.	1,918	66,631
Beam Inc.	504	34,035
Becton, Dickinson and Co.	560	60,810
Bed Bath & Beyond Inc.[a]	700	54,621
Berkshire Hathaway Inc. Class Ba	3,192	371,964
Best Buy Co. Inc.	868	35,197
Biogen Idec Inc.[a]	728	211,826
BlackRock Inc.[c]	434	131,393
Boeing Co. (The)	2,170	291,322
BorgWarner Inc.	294	31,508
Boston Properties Inc.	532	52,929
Boston Scientific Corp.[a]	4,564	52,851
Bristol-Myers Squibb Co.	4,690	240,972
Broadcom Corp. Class A	1,610	42,971
Brown-Forman Corp. Class B NVS	462	34,659
Bunge Ltd.	490	39,259
C.H. Robinson Worldwide Inc.	532	31,191
C.R. Bard Inc.	154	21,388
CA Inc.	1,078	35,574
Cabot Oil & Gas Corp.	1,596	54,982
Calpine Corp.[a,b]	994	18,797
Cameron International Corp.[a]	756	41,875
Campbell Soup Co.	630	24,400
Capital One Financial Corp.	1,722	123,347
Cardinal Health Inc.	1,008	65,117
CareFusion Corp.[a]	770	30,684
CarMax Inc.[a]	714	35,950
Carnival Corp.	1,106	39,938
Caterpillar Inc.	1,974	167,000
CBRE Group Inc. Class Aa	1,246	30,203
CBS Corp. Class B NVS	1,820	106,579
Celanese Corp. Series A	546	30,647
Celgene Corp.[a]	1,316	212,889
CenterPoint Energy Inc.	1,316	30,834
CenturyLink Inc.	1,834	56,304
Cerner Corp.[a]	952	54,711
CF Industries Holdings Inc.	196	42,606
Charles Schwab Corp. (The)	3,808	93,220
Charter Communications Inc. Class Aa	308	41,611
Chesapeake Energy Corp.	2,030	54,546
Chevron Corp.	5,838	714,805
Chipotle Mexican Grill Inc.[a]	98	51,338
Chubb Corp. (The)	849	81,886
Church & Dwight Co. Inc.	434	28,318
Cigna Corp.	882	77,131
Cimarex Energy Co.	308	29,131
Cincinnati Financial Corp.	392	20,545
Cintas Corp.	490	27,195

Security	Shares	Value

Cisco Systems Inc.	16,086	$341,827
CIT Group Inc.	574	28,976
Citigroup Inc.	9,212	487,499
Citrix Systems Inc.[a]	602	35,711
Clorox Co. (The)	322	30,001
CME Group Inc.	966	79,164
CMS Energy Corp.	966	25,638
Coach Inc.	868	50,257
Cobalt International Energy Inc.[a]	980	21,785
Coca-Cola Co. (The)	11,816	474,885
Coca-Cola Enterprises Inc.	1,022	42,863
Cognizant Technology Solutions Corp. Class Aa	938	88,069
Colgate-Palmolive Co.	2,632	173,212
Comcast Corp. Class A	6,622	330,239
Comcast Corp. Class A Special NVS	1,386	66,736
Comerica Inc.	574	26,031
Computer Sciences Corp.	504	26,520
ConAgra Foods Inc.	1,372	45,262
Concho Resources Inc.[a]	336	34,920
ConocoPhillips	3,332	242,570
CONSOL Energy Inc.	742	26,400
Consolidated Edison Inc.	812	44,831
Constellation Brands Inc. Class Aa	532	37,458
Continental Resources Inc.[a]	182	19,567
Core Laboratories NV	154	28,050
Corning Inc.	4,382	74,845
Costco Wholesale Corp.	1,330	166,822
Covidien PLC	1,414	96,520
Cree Inc.[a,b]	462	25,780
Crown Castle International Corp.[a]	1,092	81,059
Crown Holdings Inc.[a]	588	25,954
CSX Corp.	3,192	87,046
Cummins Inc.	574	75,975
CVS Caremark Corp.	3,696	247,484
D.R. Horton Inc.	952	18,926
Danaher Corp.	1,834	137,183
Darden Restaurants Inc.	490	26,132
DaVita HealthCare Partners Inc.[a]	616	36,683
Deere & Co.	1,134	95,528
Delphi Automotive PLC	798	46,723
Denbury Resources Inc.[a]	1,316	21,951
DENTSPLY International Inc.	518	24,636
Devon Energy Corp.	1,120	67,894
Diamond Offshore Drilling Inc.	224	13,451
Dick’s Sporting Goods Inc.	350	19,782
Digital Realty Trust Inc.[b]	490	23,148
DIRECTV[a]	1,862	123,097
Discover Financial Services	1,568	83,574
Discovery Communications Inc. Series Aa	476	41,541
Discovery Communications Inc. Series C NVS[a,b]	294	23,746
DISH Network Corp. Class A	630	34,121
Dollar General Corp.[a]	966	55,004
Dollar Tree Inc.[a]	728	40,513
Dominion Resources Inc.	1,638	106,323
Dover Corp.	630	57,166
Dow Chemical Co. (The)	3,584	139,991
Dr Pepper Snapple Group Inc.	728	35,133
DTE Energy Co.	546	36,440
Duke Energy Corp.	1,988	139,080
Duke Realty Corp.	1,736	26,352
Dun & Bradstreet Corp. (The)	196	22,903
E.I. du Pont de Nemours and Co.	2,730	167,567
Eastman Chemical Co.	532	40,980

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2013

Security	Shares	Value

Eaton Corp. PLC	1,470	$106,810
Eaton Vance Corp. NVS	560	23,414
eBay Inc.[a]	3,542	178,942
Ecolab Inc.	924	99,025
Edison International	882	40,757
Edwards Lifesciences Corp.[a]	378	24,770
Electronic Arts Inc.[a]	1,120	24,842
Eli Lilly and Co.	2,940	147,647
EMC Corp.	6,314	150,589
Emerson Electric Co.	2,212	148,182
Energen Corp.	294	21,218
Energizer Holdings Inc.	196	21,629
Ensco PLC Class A	728	43,010
Entergy Corp.	504	31,193
EOG Resources Inc.	826	136,290
EQT Corp.	518	44,087
Equifax Inc.	476	32,049
Equinix Inc.[a]	168	26,998
Equity Residential	1,064	54,839
Estee Lauder Companies Inc. (The) Class A	700	52,472
Everest Re Group Ltd.	154	24,152
Exelon Corp.	2,352	63,292
Expedia Inc.	322	20,508
Expeditors International of Washington Inc.	728	31,624
Express Scripts Holding Co.[a]	2,450	165,007
Exxon Mobil Corp.	13,328	1,245,901
F5 Networks Inc.[a]	266	21,881
Facebook Inc. Class Aa	5,390	253,384
Family Dollar Stores Inc.	322	22,466
Fastenal Co.	966	44,948
Federal Realty Investment Trust	350	36,232
FedEx Corp.	896	124,275
Fidelity National Financial Inc. Class A	574	16,686
Fidelity National Information Services Inc.	770	39,024
Fifth Third Bancorp	2,492	50,637
First Republic Bank	322	16,454
FirstEnergy Corp.	1,190	38,830
Fiserv Inc.[a]	448	49,231
Flextronics International Ltd.[a]	2,422	18,359
FLIR Systems Inc.	616	18,277
Flowserve Corp.	630	44,969
Fluor Corp.	602	46,842
FMC Corp.	518	37,741
FMC Technologies Inc.[a]	742	35,690
Ford Motor Co.	10,220	174,558
Forest Laboratories Inc.[a]	854	43,819
Fossil Group Inc.[a]	196	24,945
Franklin Resources Inc.	1,470	81,423
Freeport-McMoRan Copper & Gold Inc.	3,278	113,714
Frontier Communications Corp.	3,094	14,480
Gap Inc. (The)	966	39,577
Garmin Ltd.	322	15,636
General Dynamics Corp.	924	84,694
General Electric Co.	31,598	842,403
General Growth Properties Inc.[b]	1,638	33,988
General Mills Inc.	1,918	96,725
General Motors Co.[a]	3,024	117,120
Genuine Parts Co.	462	38,272
Gilead Sciences Inc.[a,b]	4,760	356,096
Goldman Sachs Group Inc. (The)	1,358	229,421
Google Inc. Class Aa	854	904,890
Green Mountain Coffee Roasters Inc.[a,b]	434	29,243
H&R Block Inc.	1,106	30,846

Security	Shares	Value

Halliburton Co.	2,926	$154,142
Harley-Davidson Inc.	574	38,469
Harris Corp.	420	27,094
Hartford Financial Services Group Inc. (The)	1,302	46,390
Hasbro Inc.	350	18,837
HCA Holdings Inc.	826	38,343
HCP Inc.[b]	1,582	58,170
Health Care REIT Inc.	952	53,302
Helmerich & Payne Inc.	350	26,950
Henry Schein Inc.[a]	322	36,708
Herbalife Ltd.[b]	364	25,364
Hershey Co. (The)	518	50,189
Hertz Global Holdings Inc.[a]	1,484	36,002
Hess Corp.	938	76,100
Hewlett-Packard Co.	5,852	160,052
HollyFrontier Corp.	616	29,556
Hologic Inc.[a]	966	21,629
Home Depot Inc. (The)	4,494	362,531
Honeywell International Inc.	2,254	199,502
Hormel Foods Corp.	588	26,472
Hospira Inc.[a]	476	18,712
Host Hotels & Resorts Inc.	3,780	69,590
Humana Inc.	504	52,411
IHS Inc. Class Aa	210	24,030
Illinois Tool Works Inc.	1,344	106,956
Illumina Inc.[a,b]	392	38,416
Ingersoll-Rand PLC	1,022	72,991
Integrys Energy Group Inc.	336	18,057
Intel Corp.	14,994	357,457
IntercontinentalExchange Group Inc.[a]	384	81,903
International Business Machines Corp.	3,178	571,023
International Flavors & Fragrances Inc.	322	28,449
International Game Technology	980	17,140
International Paper Co.	1,316	61,391
Interpublic Group of Companies Inc. (The)	1,554	27,040
Intuit Inc.	882	65,471
Intuitive Surgical Inc.[a]	126	47,489
Invesco Ltd.	1,470	51,229
Iron Mountain Inc.	532	14,960
J.B. Hunt Transport Services Inc.	364	27,369
J.M. Smucker Co. (The)	378	39,403
J.P. Morgan Chase & Co.	11,466	656,084
Jacobs Engineering Group Inc.[a]	560	33,471
Johnson & Johnson	8,218	777,916
Johnson Controls Inc.	1,988	100,414
Joy Global Inc.	392	22,172
Juniper Networks Inc.[a]	1,680	34,054
Kansas City Southern Industries Inc.	378	45,746
KBR Inc.	602	20,366
Kellogg Co.	742	44,995
KeyCorp	2,702	34,450
Kimberly-Clark Corp.	1,120	122,259
Kimco Realty Corp.	1,246	25,693
Kinder Morgan Inc.	1,974	70,156
Kinder Morgan Management LLC[a]	428	32,772
KLA-Tencor Corp.	588	37,556
Kohl’s Corp.	672	37,148
Kraft Foods Group Inc.	1,736	92,216
Kroger Co. (The)	1,708	71,309
L Brands Inc.	742	48,223
L-3 Communications Holdings Inc.	350	36,211
Laboratory Corp. of America Holdings[a,b]	308	31,370
Lam Research Corp.[a]	560	29,182

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2013

Security	Shares	Value

Las Vegas Sands Corp.	1,274	$91,320
Legg Mason Inc.	532	20,807
Leggett & Platt Inc.	532	16,072
Leucadia National Corp.	1,092	31,297
Level 3 Communications Inc.[a]	476	14,480
Liberty Global PLC Series Aa	896	76,886
Liberty Global PLC Series C NVS[a]	491	39,992
Liberty Interactive Corp. Series Aa,b	1,680	47,174
Liberty Media Corp.[a]	364	55,859
Liberty Property Trust	812	26,301
Life Technologies Corp.[a]	532	40,272
Lincoln National Corp.	938	48,148
Linear Technology Corp.	812	34,551
LinkedIn Corp. Class Aa	350	78,410
Lockheed Martin Corp.	798	113,053
Loews Corp.	840	39,774
Lorillard Inc.	1,218	62,520
Lowe’s Companies Inc.	3,514	166,845
LSI Corp.	2,324	18,755
Lululemon Athletica Inc.[a]	322	22,450
LyondellBasell Industries NV Class A	1,302	100,488
M&T Bank Corp.	336	38,761
Macerich Co. (The)	602	34,278
Macy’s Inc.	1,218	64,871
Manpowergroup Inc.	378	30,214
Marathon Oil Corp.	2,086	75,179
Marathon Petroleum Corp.	1,050	86,877
Marriott International Inc. Class A	910	42,788
Marsh & McLennan Companies Inc.	1,400	66,430
Martin Marietta Materials Inc.	196	18,926
Marvell Technology Group Ltd.	1,680	23,906
Masco Corp.	1,288	28,877
MasterCard Inc. Class A	336	255,632
Mattel Inc.	980	45,345
Maxim Integrated Products Inc.	1,050	29,904
McCormick & Co. Inc. NVS	476	32,844
McDonald’s Corp.	2,870	279,452
McGraw Hill Financial Inc.	784	58,408
McKesson Corp.	700	116,123
MDU Resources Group Inc.	882	26,169
Mead Johnson Nutrition Co. Class A	630	53,241
MeadWestvaco Corp.	812	28,509
Medtronic Inc.	2,954	169,323
Merck & Co. Inc.	8,792	438,105
MetLife Inc.	2,758	143,940
MGM Resorts International[a]	1,470	28,209
Microchip Technology Inc.	728	31,515
Micron Technology Inc.[a]	3,402	71,782
Microsoft Corp.	24,066	917,637
Mohawk Industries Inc.[a]	210	29,404
Molson Coors Brewing Co. Class B NVS	532	28,020
Mondelez International Inc. Class A	5,026	168,522
Monsanto Co.	1,610	182,461
Monster Beverage Corp.[a]	504	29,827
Moody’s Corp.	658	49,107
Morgan Stanley	4,494	140,662
Mosaic Co. (The)	938	44,930
Motorola Solutions Inc.	840	55,339
Murphy Oil Corp.	602	39,088
Mylan Inc.[a]	1,218	53,750
Nabors Industries Ltd.	980	16,219
NASDAQ OMX Group Inc. (The)	490	19,252
National Oilwell Varco Inc.	1,260	102,690

Security	Shares	Value

NetApp Inc.	1,120	$46,200
Netflix Inc.[a,b]	168	61,454
New York Community Bancorp Inc.	1,148	18,965
Newell Rubbermaid Inc.	910	27,618
News Corp. Class A NVS[a]	1,193	21,426
NextEra Energy Inc.	1,190	100,662
Nielsen Holdings NV	462	19,940
Nike Inc. Class B	2,240	177,274
NiSource Inc.	1,022	32,316
Noble Energy Inc.	1,092	76,702
Nordstrom Inc.	490	30,483
Norfolk Southern Corp.	980	85,936
Northeast Utilities	966	39,683
Northern Trust Corp.	700	41,293
Northrop Grumman Corp.	644	72,566
NRG Energy Inc.	882	23,338
Nuance Communications Inc.[a]	882	11,925
Nucor Corp.	980	50,039
NVIDIA Corp.	2,044	31,886
O’Reilly Automotive Inc.[a]	364	45,485
Occidental Petroleum Corp.	2,506	237,970
Omnicare Inc.	434	24,860
Omnicom Group Inc.	798	57,017
ONEOK Inc.	686	39,836
Oracle Corp.	10,990	387,837
Owens-Illinois Inc.[a]	630	20,790
PACCAR Inc.	1,106	63,385
Pall Corp.	448	37,498
Parker Hannifin Corp.	504	59,391
PartnerRe Ltd.	168	17,287
Patterson Companies Inc.	392	16,264
Paychex Inc.	1,064	46,529
Pentair Ltd. Registered	714	50,494
People’s United Financial Inc.	1,204	18,229
Pepco Holdings Inc.	952	18,164
PepsiCo Inc.	4,522	381,928
Perrigo Co.	266	41,467
PetSmart Inc.	364	26,976
Pfizer Inc.	20,090	637,456
PG&E Corp.	1,106	44,649
Philip Morris International Inc.	4,928	421,541
Phillips 66	1,820	126,690
Pinnacle West Capital Corp.	434	23,158
Pioneer Natural Resources Co.	462	82,120
Plum Creek Timber Co. Inc.	770	33,680
PNC Financial Services Group Inc. (The)[c]	1,526	117,426
PPG Industries Inc.	490	90,189
PPL Corp.	1,456	44,714
Praxair Inc.	798	100,755
Precision Castparts Corp.	462	119,404
Priceline.com Inc.[a]	168	200,311
Principal Financial Group Inc.	938	47,491
Procter & Gamble Co. (The)	8,078	680,329
Progressive Corp. (The)	1,526	42,621
Prologis Inc.	1,792	67,971
Prudential Financial Inc.	1,400	124,264
Public Service Enterprise Group Inc.	1,470	48,054
Public Storage	504	76,961
PulteGroup Inc.	1,260	23,638
PVH Corp.	280	37,498
QEP Resources Inc.	616	19,724
QUALCOMM Inc.	5,124	377,024
Quanta Services Inc.[a]	882	26,116

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2013

Security	Shares	Value

Quest Diagnostics Inc.	504	$30,714
Rackspace Hosting Inc.[a,b]	392	14,978
Ralph Lauren Corp.	182	31,892
Range Resources Corp.	504	39,136
Rayonier Inc.	700	30,877
Raytheon Co.	938	83,182
Realty Income Corp.[b]	169	6,441
Red Hat Inc.[a]	630	29,515
Regency Centers Corp.	462	21,640
Regeneron Pharmaceuticals Inc.[a]	280	82,281
Regions Financial Corp.	4,284	41,683
RenaissanceRe Holdings Ltd.	140	13,258
Republic Services Inc.	952	33,234
Reynolds American Inc.	1,036	52,266
Robert Half International Inc.	588	22,714
Rock-Tenn Co. Class A	280	26,438
Rockwell Automation Inc.	476	54,064
Rockwell Collins Inc.	504	36,656
Roper Industries Inc.	378	49,027
Ross Stores Inc.	700	53,522
Rowan Companies PLC Class Aa	546	18,903
Royal Caribbean Cruises Ltd.	518	22,818
Safeway Inc.	924	32,312
Salesforce.com Inc.[a]	1,974	102,826
SanDisk Corp.	756	51,521
SBA Communications Corp. Class Aa	574	48,888
SCANA Corp.	462	21,793
Schlumberger Ltd.	4,074	360,223
Scripps Networks Interactive Inc. Class A	308	22,974
Seagate Technology PLC	1,106	54,238
SEI Investments Co.	756	25,386
Sempra Energy	714	63,146
Sherwin-Williams Co. (The)	294	53,811
Sigma-Aldrich Corp.	434	37,428
Simon Property Group Inc.	941	141,009
Sirius XM Holdings Inc.	12,712	47,924
SL Green Realty Corp.	300	27,141
SLM Corp.	1,568	41,787
Southern Co. (The)	2,464	100,112
Southwestern Energy Co.[a]	1,092	42,217
Spectra Energy Corp.	1,876	62,940
Sprint Corp.[a]	3,464	29,063
SPX Corp.	168	15,900
St. Jude Medical Inc.	966	56,434
Stanley Black & Decker Inc.	532	43,299
Staples Inc.	2,072	32,178
Starbucks Corp.	2,324	189,313
Starwood Hotels & Resorts Worldwide Inc.	672	50,051
State Street Corp.	1,414	102,671
Stericycle Inc.[a]	308	36,184
Stryker Corp.	896	66,680
SunTrust Banks Inc.	1,638	59,345
Superior Energy Services Inc.[a]	574	14,626
Symantec Corp.	2,198	49,433
Synopsys Inc.[a]	630	23,077
Sysco Corp.	1,624	54,615
T. Rowe Price Group Inc.	812	65,334
Target Corp.	1,792	114,563
TD Ameritrade Holding Corp.	854	24,578
TE Connectivity Ltd.	1,302	68,641
Teradata Corp.[a]	546	24,919
Tesla Motors Inc.[a,b]	280	35,638
Texas Instruments Inc.	3,416	146,888

Security	Shares	Value

Textron Inc.	1,022	$33,961
Thermo Fisher Scientific Inc.	1,050	105,892
Tiffany & Co.	392	34,943
Time Warner Cable Inc.	896	123,845
Time Warner Inc.	2,786	183,068
TJX Companies Inc. (The)	2,170	136,450
Toll Brothers Inc.[a]	490	16,709
Torchmark Corp.	294	22,344
Total System Services Inc.	742	23,039
Tractor Supply Co.	476	34,848
TransDigm Group Inc.	210	32,869
Travelers Companies Inc. (The)	1,151	104,442
Trimble Navigation Ltd.[a]	840	26,796
TRW Automotive Holdings Corp.[a]	364	28,246
Twenty-First Century Fox Inc. Class A	4,802	160,819
Twenty-First Century Fox Inc. Class B	1,190	39,306
Tyco International Ltd.	1,568	59,804
Tyson Foods Inc. Class A	1,064	33,718
U.S. Bancorp	5,250	205,905
UDR Inc.	1,232	28,669
Ulta Salon, Cosmetics & Fragrance Inc.[a]	210	26,657
Union Pacific Corp.	1,414	229,125
United Parcel Service Inc. Class B	2,058	210,698
United Technologies Corp.	2,590	287,127
UnitedHealth Group Inc.	3,052	227,313
Unum Group	770	25,849
Urban Outfitters Inc.[a]	406	15,842
Valero Energy Corp.	1,708	78,090
Varian Medical Systems Inc.[a]	364	28,410
Ventas Inc.	1,078	61,263
VeriSign Inc.[a]	560	31,842
Verisk Analytics Inc. Class Aa	518	33,727
Verizon Communications Inc.	8,484	420,976
Vertex Pharmaceuticals Inc.[a]	686	47,622
VF Corp.	294	68,967
Viacom Inc. Class B NVS	1,386	111,116
Visa Inc. Class A	1,638	333,267
VMware Inc. Class Aa,b	266	21,448
Vornado Realty Trust	588	51,703
Vulcan Materials Co.	434	24,465
W.R. Berkley Corp.	308	13,487
W.W. Grainger Inc.	210	54,163
Wal-Mart Stores Inc.	4,592	371,998
Walgreen Co.	2,744	162,445
Walt Disney Co. (The)	5,026	354,534
Waste Management Inc.	1,274	58,196
Waters Corp.[a]	266	26,475
Weatherford International Ltd.[a]	2,408	37,709
WellPoint Inc.	980	91,022
Wells Fargo & Co.	14,896	655,722
Western Digital Corp.	686	51,477
Western Union Co.	1,890	31,506
Weyerhaeuser Co.	2,772	83,520
Whirlpool Corp.	266	40,634
Whiting Petroleum Corp.[a]	406	24,522
Whole Foods Market Inc.	1,148	64,977
Williams Companies Inc. (The)	2,100	73,962
Willis Group Holdings PLC	476	21,315
Windstream Holdings Inc.	1,694	13,671
Wisconsin Energy Corp.	756	31,578
Wyndham Worldwide Corp.	546	39,154
Wynn Resorts Ltd.	266	44,121
Xcel Energy Inc.	1,428	40,013

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2013

Security	Shares	Value

Xerox Corp.	3,962	$45,088
Xilinx Inc.	910	40,431
XL Group PLC	882	28,215
Xylem Inc.	728	25,160
Yahoo! Inc.[a]	3,486	128,912
Yum! Brands Inc.	1,400	108,752
Zimmer Holdings Inc.	546	49,910
Zoetis Inc.	1,038	32,334

		51,886,977

TOTAL COMMON STOCKS
(Cost: $89,789,775)		95,469,445

PREFERRED STOCKS — 0.23%

GERMANY — 0.23%
Henkel AG & Co. KGaA	546	62,037
Porsche Automobil Holding SE	448	45,687
Volkswagen AG	434	115,406

		223,130
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC[a]	549,540	900

		900

TOTAL PREFERRED STOCKS
(Cost: $191,833)		224,030

RIGHTS — 0.00%

HONG KONG — 0.00%
New Hotel[a]	375	—

		—
SPAIN — 0.00%
CaixaBank SAa	4,930	362

		362

TOTAL RIGHTS
(Cost: $334)		362

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	413,528	413,528
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	23,941	23,941

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	79,683	$79,683

		517,152

TOTAL SHORT-TERM INVESTMENTS
(Cost: $517,152)		517,152

TOTAL INVESTMENTS IN SECURITIES — 100.24%
(Cost: $90,499,094)		96,210,989
Other Assets, Less Liabilities — (0.24)%		(228,380)

NET ASSETS — 100.00%		$95,982,609

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

177

Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Core MSCI Emerging Markets
MSCI All Country World Minimum Volatility
MSCI Australia
MSCI Austria Capped
MSCI Belgium Capped
MSCI Brazil Capped
MSCI BRIC
MSCI Canada
MSCI Chile Capped
MSCI Colombia Capped
MSCI Emerging Markets
MSCI Emerging Markets Asia
MSCI Emerging Markets Consumer Discretionary
MSCI Emerging Markets Eastern Europe
MSCI Emerging Markets EMEA
MSCI Emerging Markets Energy Capped
MSCI Emerging Markets Growth
MSCI Emerging Markets Minimum Volatility
MSCI Emerging Markets Small-Cap
MSCI Emerging Markets Value
MSCI EMU
MSCI France
MSCI Frontier 100
MSCI Germany
MSCI Global Agriculture Producers

iShares ETF
MSCI Global Energy Producers
MSCI Global Gold Miners
MSCI Global Metals & Mining Producers
MSCI Global Silver Miners
MSCI Hong Kong
MSCI Israel Capped
MSCI Italy Capped
MSCI Japan
MSCI Japan Small-Cap
MSCI Malaysia
MSCI Mexico Capped
MSCI Netherlands
MSCI Pacific ex Japan
MSCI Singapore
MSCI South Africa
MSCI South Korea Capped
MSCI Spain Capped
MSCI Sweden
MSCI Switzerland Capped
MSCI Taiwan
MSCI Thailand Capped
MSCI Turkey
MSCI United Kingdom
MSCI USA
MSCI World

Each of the iShares Core MSCI Emerging Markets, iShares MSCI BRIC, iShares Emerging Markets, iShares MSCI Emerging Markets Asia, iShares MSCI Emerging Markets Consumer Discretionary, iShares MSCI Emerging Markets Energy Capped, iShares MSCI Emerging Markets Growth, iShares MSCI Emerging Markets Minimum Volatility, iShares MSCI Emerging Markets Small-Cap and iShares MSCI Emerging Markets Value ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its

2

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of November 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

Core MSCI Emerging Markets
Assets:
Common Stocks	$2,673,170,940	$670,702	$0	[a]	$2,673,841,642
Preferred Stocks	154,821,656	—	—		154,821,656
Rights	258,460	36,084	—		294,544
Money Market Funds	45,573,915	—	—		45,573,915
Futures Contracts[b]	91,860	—	—		91,860

	$2,873,916,831	$706,786	$0	[a]	$2,874,623,617

All Country World Minimum Volatility
Assets:
Common Stocks	$1,068,476,667	$—	$—		$1,068,476,667
Preferred Stocks	3,043,624	—	—		3,043,624
Money Market Funds	32,270,478	—	—		32,270,478

	$1,103,790,769	$—	$—		$1,103,790,769

MSCI Australia
Assets:
Common Stocks	$2,005,821,300	$—	$257		$2,005,821,557
Money Market Funds	1,875,474	—	—		1,875,474
Liabilities:
Futures Contracts[b]	(277,993)	—	—		(277,993)

	$2,007,418,781	$—	$257		$2,007,419,038

MSCI Austria Capped
Assets:
Common Stocks	$104,656,957	$—	$26		$104,656,983
Money Market Funds	429,573	—	—		429,573

	$105,086,530	$—	$26		$105,086,556

3

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI Belgium Capped
Assets:
Common Stocks	$66,287,478	$—	$—	$66,287,478
Money Market Funds	3,011,349	—	—	3,011,349

	$69,298,827	$—	$—	$69,298,827

MSCI Brazil Capped
Assets:
Common Stocks	$2,787,681,670	$—	$—	$2,787,681,670
Preferred Stocks	1,928,404,694	—	—	1,928,404,694
Rights	1,369,240	—	—	1,369,240
Money Market Funds	1,861,183	—	—	1,861,183

	$4,719,316,787	$—	$—	$4,719,316,787

MSCI BRIC
Assets:
Common Stocks	$461,699,623	$—	$—	$461,699,623
Preferred Stocks	60,849,123	—	—	60,849,123
Rights	34,170	—	—	34,170
Money Market Funds	12,352,685	—	—	12,352,685

	$534,935,601	$—	$—	$534,935,601

MSCI Canada
Assets:
Common Stocks	$3,541,331,819	$—	$—	$3,541,331,819
Money Market Funds	32,927,308	—	—	32,927,308
Futures Contracts[b]	583,720	—	—	583,720

	$3,574,842,847	$—	$—	$3,574,842,847

MSCI Chile Capped
Assets:
Common Stocks	$365,290,656	$—	$—	$365,290,656
Preferred Stocks	21,406,455	—	—	21,406,455
Rights	135,548	—	—	135,548
Money Market Funds	287,497	—	—	287,497

	$387,120,156	$—	$—	$387,120,156

MSCI Colombia Capped
Assets:
Common Stocks	$15,788,748	$—	$—	$15,788,748
Preferred Stocks	3,531,195	—	—	3,531,195

	$19,319,943	$—	$—	$19,319,943

MSCI Emerging Markets
Assets:
Common Stocks	$39,771,100,202	$—	$—	$39,771,100,202
Preferred Stocks	2,561,003,365	—	—	2,561,003,365
Rights	5,897,060	—	—	5,897,060
Money Market Funds	1,308,414,816	—	—	1,308,414,816
Futures Contracts[b]	2,567,977	—	—	2,567,977

	$43,648,983,420	$—	$—	$43,648,983,420

MSCI Emerging Markets Asia
Assets:
Common Stocks	$34,224,885	$—	$—	$34,224,885
Preferred Stocks	409,603	—	—	409,603
Money Market Funds	346,219	—	—	346,219

	$34,980,707	$—	$—	$34,980,707

MSCI Emerging Markets Consumer Discretionary
Assets:
Common Stocks	$5,384,717	$—	$—	$5,384,717
Preferred Stocks	161,924	—	—	161,924
Money Market Funds	28,232	—	—	28,232

	$5,574,873	$—	$—	$5,574,873

4

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI Emerging Markets Eastern Europe
Assets:
Common Stocks	$139,976,210	$—	$—	$139,976,210
Preferred Stocks	5,290,663	—	—	5,290,663

	$145,266,873	$—	$—	$145,266,873

MSCI Emerging Markets EMEA
Assets:
Common Stocks	$10,329,187	$—	$—	$10,329,187
Preferred Stocks	176,448	—	—	176,448
Rights	4,122	—	—	4,122
Money Market Funds	37,673	—	—	37,673

	$10,547,430	$—	$—	$10,547,430

MSCI Emerging Markets Energy Capped
Assets:
Common Stocks	$1,770,935	$—	$—	$1,770,935
Preferred Stocks	176,982	—	—	176,982
Money Market Funds	10,926	—	—	10,926

	$1,958,843	$—	$—	$1,958,843

MSCI Emerging Markets Growth
Assets:
Common Stocks	$5,327,455	$—	$—	$5,327,455
Preferred Stocks	248,516	—	—	248,516
Rights	372	—	—	372
Money Market Funds	84,668	—	—	84,668

	$5,661,011	$—	$—	$5,661,011

MSCI Emerging Markets Minimum Volatility
Assets:
Common Stocks	$2,496,134,447	$—	$—	$2,496,134,447
Preferred Stocks	93,403,819	—	—	93,403,819
Rights	115,533	—	—	115,533
Money Market Funds	20,365,701	—	—	20,365,701

	$2,610,019,500	$—	$—	$2,610,019,500

MSCI Emerging Markets Small-Cap
Assets:
Common Stocks	$32,859,275	$73,949	$1,734	$32,934,958
Preferred Stocks	262,078	—	—	262,078
Rights	—	1,350	—	1,350
Money Market Funds	1,116,614	—	—	1,116,614

	$34,237,967	$75,299	$1,734	$34,315,000

MSCI Emerging Markets Value
Assets:
Common Stocks	$15,048,460	$—	$—	$15,048,460
Preferred Stocks	1,323,497	—	—	1,323,497
Rights	2,433	—	—	2,433
Money Market Funds	87,469	—	—	87,469

	$16,461,859	$—	$—	$16,461,859

MSCI EMU
Assets:
Common Stocks	$7,192,559,000	$—	$8	$7,192,559,008
Preferred Stocks	151,302,816	—	—	151,302,816
Rights	164,816	—	—	164,816
Money Market Funds	37,131,331	—	—	37,131,331

	$7,381,157,963	$—	$8	$7,381,157,971

5

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total

MSCI France
Assets:
Common Stocks	$566,179,004	$—		$—		$566,179,004
Money Market Funds	329,103	—		—		329,103

	$566,508,107	$—		$—		$566,508,107

MSCI Frontier 100
Assets:
Common Stocks	$362,447,874	$101		$—		$362,447,975
Rights	—	0	[a]	—		0	[a]
Warrants	81,987	—		—		81,987
Convertible Bonds	—	21,371		—		21,371

	$362,529,861	$21,472		$—		$362,551,333

MSCI Germany
Assets:
Common Stocks	$5,455,636,765	$—		$—		$5,455,636,765
Preferred Stocks	394,149,940	—		—		394,149,940
Money Market Funds	32,995,542	—		—		32,995,542
Futures Contracts[b]	1,688,748	—		—		1,688,748

	$5,884,470,995	$—		$—		$5,884,470,995

MSCI Global Agriculture Producers
Assets:
Common Stocks	$42,161,265	$—		$0	[a]	$42,161,265
Investment Companies	306,144	—		—		306,144
Preferred Stocks	276,394	—		—		276,394
Money Market Funds	840,782	—		—		840,782

	$43,584,585	$—		$0	[a]	$43,584,585

MSCI Global Energy Producers
Assets:
Common Stocks	$5,033,410	$738		$—		$5,034,148
Preferred Stocks	76,321	—		—		76,321
Warrants	—	0	[a]	—		0	[a]
Money Market Funds	11,957	—		—		11,957

	$5,121,688	$738		$—		$5,122,426

MSCI Global Gold Miners
Assets:
Common Stocks	$35,090,960	$—		$—		$35,090,960
Money Market Funds	731,187	—		—		731,187

	$35,822,147	$—		$—		$35,822,147

MSCI Global Metals & Mining Producers
Assets:
Common Stocks	$133,942,403	$24,490		$40		$133,966,933
Preferred Stocks	7,034,557	—		—		7,034,557
Rights	55	—		—		55
Money Market Funds	2,078,966	—		—		2,078,966

	$143,055,981	$24,490		$40		$143,080,511

MSCI Global Silver Miners
Assets:
Common Stocks	$6,580,712	$—		$—		$6,580,712
Money Market Funds	427,866	—		—		427,866

	$7,008,578	$—		$—		$7,008,578

MSCI Hong Kong
Assets:
Common Stocks	$2,277,355,845	$—		$1,573,881		$2,278,929,726
Rights	—	0	[a]	—		0	[a]
Money Market Funds	31,653,609	—		—		31,653,609
Futures Contracts[b]	70,273	—		—		70,273

	$2,309,079,727	$0	[a]	$1,573,881		$2,310,653,608

6

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1		Level 2		Level 3	Total

MSCI Israel Capped
Assets:
Common Stocks	$89,143,629		$—		$—	$89,143,629
Warrants	0	[a]	—		—	0	[a]
Money Market Funds	1,119,495		—		—	1,119,495

	$90,263,124		$—		$—	$90,263,124

MSCI Italy Capped
Assets:
Common Stocks	$861,079,341		$—		$—	$861,079,341
Money Market Funds	40,623,383		—		—	40,623,383

	$901,702,724		$—		$—	$901,702,724

MSCI Japan
Assets:
Common Stocks	$13,243,490,542		$—		$—	$13,243,490,542
Money Market Funds	67,881,891		—		—	67,881,891
Futures Contracts[b]	4,868,461		—		—	4,868,461

	$13,316,240,894		$—		$—	$13,316,240,894

MSCI Japan Small-Cap
Assets:
Common Stocks	$135,308,650		$—		$—	$135,308,650
Money Market Funds	2,987,974		—		—	2,987,974

	$138,296,624		$—		$—	$138,296,624

MSCI Malaysia
Assets:
Common Stocks	$843,312,933		$—		$—	$843,312,933
Money Market Funds	234,672		—		—	234,672

	$843,547,605		$—		$—	$843,547,605

MSCI Mexico Capped
Assets:
Common Stocks	$2,396,179,393		$647,475		$—	$2,396,826,868
Money Market Funds	102,916,841		—		—	102,916,841

	$2,499,096,234		$647,475		$—	$2,499,743,709

MSCI Netherlands
Assets:
Common Stocks	$302,276,311		$—		$1	$302,276,312
Money Market Funds	8,381,147		—		—	8,381,147

	$310,657,458		$—		$1	$310,657,459

MSCI Pacific ex Japan
Assets:
Common Stocks	$3,440,454,906		$—		$610,766	$3,441,065,672
Rights	—		0	[a]	—	0	[a]
Money Market Funds	51,180,955		—		—	51,180,955

	$3,491,635,861		$0	[a]	$610,766	$3,492,246,627

MSCI Singapore
Assets:
Common Stocks	$1,195,800,864		$—		$—	$1,195,800,864
Money Market Funds	76,384,268		—		—	76,384,268
Futures Contracts[b]	26,755		—		—	26,755

	$1,272,211,887		$—		$—	$1,272,211,887

MSCI South Africa
Assets:
Common Stocks	$508,980,085		$—		$—	$508,980,085
Rights	543,687		—		—	543,687
Money Market Funds	10,711,325		—		—	10,711,325

	$520,235,097		$—		$—	$520,235,097

7

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1		Level 2		Level 3	Total

MSCI South Korea Capped
Assets:
Common Stocks	$4,384,142,405		$—		$—	$4,384,142,405
Preferred Stocks	82,862,565		—		—	82,862,565
Money Market Funds	101,861,089		—		—	101,861,089

	$4,568,866,059		$—		$—	$4,568,866,059

MSCI Spain Capped
Assets:
Common Stocks	$806,493,916		$—		$—	$806,493,916
Rights	261,644		—		—	261,644
Money Market Funds	5,277,621		—		—	5,277,621

	$812,033,181		$—		$—	$812,033,181

MSCI Sweden
Assets:
Common Stocks	$481,914,640		$—		$—	$481,914,640
Money Market Funds	28,161		—		—	28,161

	$481,942,801		$—		$—	$481,942,801

MSCI Switzerland Capped
Assets:
Common Stocks	$983,401,682		$—		$—	$983,401,682
Money Market Funds	302,427		—		—	302,427

	$983,704,109		$—		$—	$983,704,109

MSCI Taiwan
Assets:
Common Stocks	$2,841,579,246		$—		$2	$2,841,579,248
Money Market Funds	320,239,553		—		—	320,239,553
Futures Contracts[b]	55,660		—		—	55,660

	$3,161,874,459		$—		$2	$3,161,874,461

MSCI Thailand Capped
Assets:
Common Stocks	$552,563,850		$539,631		$—	$553,103,481
Rights	—		8,546		—	8,546
Warrants	0	[a]	0	[a]	—	0	[a]
Money Market Funds	1,136,129		—		—	1,136,129

	$553,699,979		$548,177		$—	$554,248,156

MSCI Turkey
Assets:
Common Stocks	$432,930,381		$—		$—	$432,930,381
Money Market Funds	11,845,010		—		—	11,845,010

	$444,775,391		$—		$—	$444,775,391

MSCI United Kingdom
Assets:
Common Stocks	$3,516,087,864		$—		$—	$3,516,087,864
Preferred Stocks	—		301,262		—	301,262
Money Market Funds	7,142,384		—		—	7,142,384
Futures Contracts[b]	105,784		—		—	105,784

	$3,523,336,032		$301,262		$—	$3,523,637,294

MSCI USA
Assets:
Common Stocks	$192,156,295		$—		$—	$192,156,295
Money Market Funds	2,045,443		—		—	2,045,443

	$194,201,738		$—		$—	$194,201,738

8

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

MSCI World
Assets:
Common Stocks	$95,469,445	$—		$—	$95,469,445
Preferred Stocks	223,130	900		—	224,030
Rights	362	0	[a]	—	362
Money Market Funds	517,152	—		—	517,152

	$96,210,089	$900		$—	$96,210,989

[a]	Rounds to less than $1.
[b]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI Emerging Markets	$2,843,860,243	$173,224,475	$(142,552,961)	$30,671,514
All Country World Minimum Volatility	995,568,465	122,606,408	(14,384,104)	108,222,304
MSCI Australia	2,024,038,738	230,166,275	(246,507,982)	(16,341,707)
MSCI Austria Capped	126,633,099	2,587,685	(24,134,228)	(21,546,543)
MSCI Belgium Capped	70,215,053	9,325,544	(10,241,770)	(916,226)
MSCI Brazil Capped	3,756,980,327	1,712,362,075	(750,025,615)	962,336,460
MSCI BRIC	544,842,528	70,071,850	(79,978,777)	(9,906,927)
MSCI Canada	3,958,842,009	410,347,650	(794,930,532)	(384,582,882)
MSCI Chile Capped	364,433,033	69,547,481	(46,860,358)	22,687,123
MSCI Colombia Capped	19,514,578	798,430	(993,065)	(194,635)
MSCI Emerging Markets	43,025,770,934	6,061,877,324	(5,441,232,815)	620,644,509
MSCI Emerging Markets Asia	33,727,717	3,975,717	(2,722,727)	1,252,990
MSCI Emerging Markets Consumer Discretionary	5,266,320	588,168	(279,615)	308,553
MSCI Emerging Markets Eastern Europe	148,451,997	6,707,858	(9,892,982)	(3,185,124)
MSCI Emerging Markets EMEA	10,782,216	538,270	(773,056)	(234,786)
MSCI Emerging Markets Energy Capped	2,384,893	56,409	(482,459)	(426,050)
MSCI Emerging Markets Growth	5,332,898	621,345	(293,232)	328,113
MSCI Emerging Markets Minimum Volatility	2,597,092,938	166,070,267	(153,143,705)	12,926,562
MSCI Emerging Markets Small-Cap	35,061,988	3,342,493	(4,089,481)	(746,988)
MSCI Emerging Markets Value	17,326,164	632,926	(1,497,231)	(864,305)
MSCI EMU	6,898,817,825	614,848,787	(132,508,641)	482,340,146
MSCI France	576,562,080	40,620,108	(50,674,081)	(10,053,973)
MSCI Frontier 100	340,567,535	29,266,325	(7,282,527)	21,983,798
MSCI Germany	5,172,445,627	970,603,525	(260,266,905)	710,336,620
MSCI Global Agriculture Producers	43,959,698	2,823,409	(3,198,522)	(375,113)
MSCI Global Energy Producers	5,025,549	493,755	(396,878)	96,877
MSCI Global Gold Miners	58,547,889	216,116	(22,941,858)	(22,725,742)

9

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Global Metals & Mining Producers	$145,843,944	$9,890,440	$(12,653,873)	$(2,763,433)
MSCI Global Silver Miners	9,841,244	25,248	(2,857,914)	(2,832,666)
MSCI Hong Kong	2,203,182,957	272,183,493	(164,783,115)	107,400,378
MSCI Israel Capped	106,104,806	5,544,870	(21,386,552)	(15,841,682)
MSCI Italy Capped	815,788,992	130,815,526	(44,901,794)	85,913,732
MSCI Japan	13,769,141,089	839,080,578	(1,296,849,234)	(457,768,656)
MSCI Japan Small-Cap	131,387,078	13,786,970	(6,877,424)	6,909,546
MSCI Malaysia	408,474,208	472,452,916	(37,379,519)	435,073,397
MSCI Mexico Capped	2,785,988,045	51,528,478	(337,772,814)	(286,244,336)
MSCI Netherlands	297,508,837	23,978,781	(10,830,159)	13,148,622
MSCI Pacific ex Japan	3,218,350,261	536,154,443	(262,258,077)	273,896,366
MSCI Singapore	1,228,872,924	143,492,944	(100,180,736)	43,312,208
MSCI South Africa	606,186,182	35,048,228	(120,999,313)	(85,951,085)
MSCI South Korea Capped	3,137,570,086	1,980,291,315	(548,995,342)	1,431,295,973
MSCI Spain Capped	769,263,299	86,602,808	(43,832,926)	42,769,882
MSCI Sweden	450,897,128	64,366,869	(33,321,196)	31,045,673
MSCI Switzerland Capped	803,412,564	208,322,627	(28,031,082)	180,291,545
MSCI Taiwan	2,274,146,164	1,175,558,905	(287,886,268)	887,672,637
MSCI Thailand Capped	662,673,881	7,061,280	(115,487,005)	(108,425,725)
MSCI Turkey	554,042,147	6,060,191	(115,326,947)	(109,266,756)
MSCI United Kingdom	3,273,588,568	390,656,231	(140,713,289)	249,942,942
MSCI USA	151,970,229	44,033,335	(1,801,826)	42,231,509
MSCI World	90,509,578	6,607,047	(905,636)	5,701,411

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. The scope of the disclosure requirements for offsetting will be limited to derivative instruments and securities lending transactions. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended November 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

10

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI All Country World Minimum Volatility	135,154	5,900	(141,054)	—	$—	$—	$(28,611)

iShares India 50 ETF

MSCI Global Agriculture Producers	12,191	1,260	—	13,451	$306,144	$—	$—

iShares India 50 ETF

MSCI Mexico Capped
Desarrolladora Homex SAB de CV	28,207,210	5,221,000	(13,922,664)	19,505,546	$3,721,367	$—	$(16,331,385)

MSCI USA
BlackRock Inc.	1,575	232	(284)	1,523	$461,088	$2,559	$31,066
PNC Financial Services Group Inc. (The)	6,204	922	(1,078)	6,048	465,394	2,577	19,608

					$926,482	$5,136	$50,674

MSCI World
BlackRock Inc.	124	341	(31)	434	$131,393	$729	$1,212
PNC Financial Services Group Inc. (The)	436	1,199	(109)	1,526	117,426	719	1,002

					$248,819	$1,448	$2,214

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of November 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

11

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

4.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

12

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	January 24, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	January 24, 2014